UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: July 31, 2010 for all funds in this filing except Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage New Jersey Municipal Money Market Fund, Wells Fargo Advantage New York Municipal Money Market Fund, Wells Fargo Advantage Pennsylvania Municipal Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund, which had fiscal year end of January 31, 2011.

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.77%
California: 96.09%
Other Municipal Debt: 2.69%
Riverside County CA Teeter Financing (Miscellaneous Revenue)	0.27%	08/03/2011	$5,000,000	$5,000,000
San Joaquin County CA Transportation Authority (Tax Revenue)	0.28	05/05/2011	38,000,000	38,000,000
Santa Clara County CA Teeter Plan Obligation Series A-1 (Tax Revenue)	0.27	05/02/2011	32,620,000	32,620,000
				75,620,000

Variable Rate Demand Notes§: 93.40%
ABAG Finance Authority for Nonprofit Corporation California Berkeleyan Project A (Housing Revenue, FNMA Insured)	0.26	05/15/2033	2,000,000	2,000,000
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.28	07/01/2038	6,700,000	6,700,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)	0.25	04/01/2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Artech Building B (Housing Revenue, FHLMC Insured)	0.25	05/01/2029	3,200,000	3,200,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)	0.26	07/15/2035	14,200,000	14,200,000
ABAG Finance Authority for Nonprofit Corporation California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)	0.26	09/15/2032	10,065,000	10,065,000
ABAG Finance Authority for Nonprofit Corporation California Oshman Family Jewish Community (Housing Revenue, La Salle National Bank NA LOC)	0.25	06/01/2037	4,600,000	4,600,000
ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)	0.24	08/01/2035	1,700,000	1,700,000
ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America NA LOC)	0.35	03/01/2037	2,980,000	2,980,000
ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Education Revenue, Bank of America NA LOC)	0.35	09/01/2036	11,300,000	11,300,000
ABAG Finance Authority for Nonprofit Corporations California Air Force Village West Incorporated (Health Revenue, KBC Bank NV LOC)	0.30	05/15/2035	10,390,000	10,390,000
ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America NA LOC)	0.28	11/15/2035	10,110,000	10,110,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School (Education Revenue, Northern Trust Company LOC)	0.26	09/01/2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)	0.26	04/01/2035	1,515,000	1,515,000
ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.26	10/01/2034	11,485,000	11,485,000
ABAG Finance Authority for Nonprofit Corporations California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.27	06/01/2029	3,850,000	3,850,000
ABAG Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America NA LOC)	0.26	02/01/2038	3,870,000	3,870,000
ABAG Finance Authority For Nonprofit Corporations San Francisco High University Series A (Education Revenue, Northern Trust Company LOC)	0.26	04/01/2036	6,835,000	6,835,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA Insured)	0.30	05/15/2035	1,565,000	1,565,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)	0.26	03/15/2033	2,000,000	2,000,000
Anaheim CA Housing Authority MFHR Monterey Apartments Series B (Housing Revenue, FNMA Insured)	0.26	05/15/2027	1,895,000	1,895,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Anaheim CA Housing Authority Park Vista Apartments (Housing Revenue, FHLMC Insured)	0.25%	07/01/2033	$12,600,000	$12,600,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)	0.26	07/15/2033	6,000,000	6,000,000
Anaheim CA Redevelopment Agency Tax Allocation Merged Redevelopment Project Series A (Water & Sewer Revenue, FSA Insured)	0.26	07/01/2031	5,170,000	5,170,000
Arcadia County CA USD Series 2679 (GO-Local, FSA Insured)	0.26	08/01/2013	8,680,000	8,680,000
Austin Certificates Bank of America Series 2008-3312 (Miscellaneous Revenue)	0.32	08/01/2032	7,000,000	7,000,000
Azusa CA Public Financing Authority Parity Water Systems Project (Water & Sewer Revenue, FSA Insured)	0.26	02/01/2038	14,580,000	14,580,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Union Bank NA LOC)	0.20	04/01/2047	22,150,000	22,150,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue)	0.19	04/01/2045	15,550,000	15,550,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)	0.28	12/01/2028	36,430,000	36,430,000
Branch Banking &Trust Municipal Trust Floaters Series 2049 (GO - Local, Branch Banking & Trust LOC, FSA Insured)	0.28	02/01/2027	9,075,000	9,075,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.27	10/01/2020	25,330,000	25,330,000
California CDA MHRB Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)	0.26	04/15/2035	5,800,000	5,800,000
California CDA MHRRB PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.36	05/15/2018	21,700,000	21,700,000
California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO - Local, FSA Insured)	0.26	08/01/2028	6,225,000	6,225,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.24	08/01/2039	13,465,000	13,465,000
California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)	0.23	02/01/2036	4,900,000	4,900,000
California HFFA California Presbyterian Homes (Continuing Care Retirement Community, Allied Irish Bank plc LOC)	0.28	07/01/2034	8,275,000	8,275,000
California HFFA Childrens Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2042	22,275,000	22,275,000
California Infrastructure & Economic Development Bank Haig Precision Corporation Project (IDR, Bank of the West LOC)	0.40	07/01/2030	1,480,000	1,480,000
California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	09/01/2038	6,310,000	6,310,000
California Infrastructure & Economic Development Bank California Academy Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.22	09/01/2038	8,715,000	8,715,000
California Infrastructure & Economic Development Bank California Academy Series C (Education Revenue, East West Bank LOC)	0.31	12/01/2040	4,940,000	4,940,000
California Infrastructure & Economic Development Bank J Paul Getty Project Series A2 (Miscellaneous Revenue)	0.20	10/01/2047	45,975,000	45,975,000
California Infrastructure & Economic Development Bank J Paul Getty Project Series B (Miscellaneous Revenue)	0.20	04/01/2033	4,200,000	4,200,000
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B (Miscellaneous Revenue)	0.20	10/01/2023	5,000,000	5,000,000
California Infrastructure & Economic Development Bank J. Paul Getty-A-4-RMKT (Miscellaneous Revenue)	0.20	10/01/2047	9,500,000	9,500,000
California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.27	09/01/2036	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Orange County Performing Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.25	07/01/2034	11,365,000	11,365,000
California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2042	970,000	970,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)	0.24%	07/01/2030	$2,500,000	$2,500,000
California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.31	01/01/2037	2,185,000	2,185,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue)	0.21	06/01/2025	6,500,000	6,500,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Miscellaneous Revenue)	0.15	11/01/2035	6,170,000	6,170,000
California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)	0.23	08/01/2037	19,540,000	19,540,000
California Municipal Finance Authority San Francisco Planning Project (Miscellaneous Revenue)	0.21	12/01/2042	6,935,000	6,935,000
California PCFA Musco Family Olive Series A (Resource Recovery Revenue, Bank of the West LOC)	0.26	11/01/2019	3,200,000	3,200,000
California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.27	11/01/2026	300,000	300,000
California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase Bank LOC)	0.26	11/01/2026	15,150,000	15,150,000
California PCFA Solid Waste John & Ann M Verwey Project (Miscellaneous Revenue, Bank of America NA LOC)	0.31	05/01/2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, Bank of the West LOC)	0.31	11/01/2027	1,400,000	1,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, CoBank ACB LOC)	0.31	11/01/2027	6,000,000	6,000,000
California PCFA Solid Waste P&D Dairy & Poso Creek (Miscellaneous Revenue, Bank of the West LOC)	0.31	05/01/2028	3,000,000	3,000,000
California PCFA Wadham Energy Series B (Resource Recovery Revenue, BNP Paribas LOC)	0.28	11/01/2017	300,000	300,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.28	11/01/2017	14,000,000	14,000,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO-State, Branch Banking & Trust LOC, FSA Insured)	0.41	07/10/2027	15,665,000	15,665,000
California Scripps Health Series F (Hospital Revenue, Northern Trust Company LOC)	0.21	10/01/2031	4,285,000	4,285,000
California State Department of Veterans Affairs ROC RR II R-1131 (Housing Revenue)	0.31	12/01/2014	7,480,000	7,480,000
California State DWR Series 3019 (Water & Sewer Revenue)	0.26	06/01/2016	4,885,000	4,885,000
California State Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.21	07/01/2023	900,000	900,000
California State EDFA Joseph Schmidt Project Series A (IDR, Bank of the West LOC)	0.29	12/01/2026	2,750,000	2,750,000
California State Enterprise Development Authority Pocino Foods Company Project Series A (IDR)	0.31	11/01/2033	7,665,000	7,665,000
California State Enterprise Development Authority Ramar International Corporation Project Series A (IDR, Bank of the West LOC)	0.31	11/01/2033	4,000,000	4,000,000
California State Kindergarten Series B-2 (GO - Local, CitiBank NA LOC)	0.22	05/01/2034	9,105,000	9,105,000
California State Series A Subseries A-1-1 (GO - State, Royal Bank of Canada LOC)	0.22	05/01/2040	20,000,000	20,000,000
California State Series A Subseries A-1-2 (GO - State, Barclays Bank plc LOC)	0.23	05/01/2040	10,000,000	10,000,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	600,000	600,000
California State Series A-2-1 RMKT (GO - State, Royal Bank of Canada LOC)	0.22	05/01/2040	20,000,000	20,000,000
California State Series A2 (GO - State, Bank of Montreal LOC)	0.21	05/01/2033	34,650,000	34,650,000
California State Series A3 (GO - State, Bank of Montreal LOC)	0.20	05/01/2033	14,150,000	14,150,000
California State Series B Subseries B3 (GO - State, Barclays Bank plc LOC)	0.22	05/01/2040	12,475,000	12,475,000
California State Series B5 (GO - State, CitiBank NA LOC)	0.24	05/01/2034	14,400,000	14,400,000
California State Series C1 (GO - State, Bank of America NA LOC)	0.24	05/01/2033	8,450,000	8,450,000
California Statewide CDA (Health Revenue, FHLMC Insured) ††	0.26	11/15/2048	36,121,951	36,121,951
California Statewide CDA (Hospital Revenue, FSA Insured) ††	0.30	08/15/2032	12,825,000	12,825,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Statewide CDA (Housing Revenue, FHLMC Insured)	0.35%	02/01/2050	$14,000,000	$14,000,000
California Statewide CDA (Health Revenue)	0.35	02/01/2053	10,400,000	10,400,000
California Statewide CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)	0.30	07/01/2027	7,255,000	7,255,000
California Statewide CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)	0.26	07/01/2027	6,270,000	6,270,000
California Statewide CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured)	0.33	11/01/2036	9,500,000	9,500,000
California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)	0.25	06/15/2038	6,640,000	6,640,000
California Statewide CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)	0.27	09/01/2040	4,000,000	4,000,000
California Statewide CDA Gas Supply (Energy Revenue)	0.25	11/01/2040	59,425,000	59,425,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)	0.27	12/15/2034	1,925,000	1,925,000
California Statewide CDA Greenback Manor Apartments Series A (Housing Revenue, East West Bank LOC)	0.32	02/01/2028	4,660,000	4,660,000
California Statewide CDA Heritage Park Apartments Series C (Housing Revenue, FHLMC Insured)	0.25	01/01/2038	10,000,000	10,000,000
California Statewide CDA Horizons Indio Series F (Housing Revenue, CitiBank NA LOC)	0.27	07/01/2038	3,210,000	3,210,000
California Statewide CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.29	11/01/2031	6,775,000	6,775,000
California Statewide CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)	0.21	12/01/2036	12,170,000	12,170,000
California Statewide CDA Marinears Pointe Series A (Housing Revenue, FNMA Insured)	0.24	02/15/2036	6,500,000	6,500,000
California Statewide CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)	0.26	12/01/2034	10,500,000	10,500,000
California Statewide CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)	0.27	10/15/2030	3,985,000	3,985,000
California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)	0.27	11/01/2040	10,935,000	10,935,000
California Statewide CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.26	08/01/2045	7,000,000	7,000,000
California Statewide CDA Multifamily Housing PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.46	05/15/2018	1,300,000	1,300,000
California Statewide CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)	0.27	05/15/2037	3,200,000	3,200,000
California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.26	08/01/2031	7,840,000	7,840,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.26	10/15/2030	1,840,000	1,840,000
California Statewide CDA PCR Chevron USA Incorporated Project (Energy Revenue)	0.15	05/15/2024	5,145,000	5,145,000
California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)	0.22	08/15/2047	29,745,000	29,745,000
California Statewide CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)	0.26	05/15/2037	5,265,000	5,265,000
California Statewide CDA Series 3108 (Hospital Revenue, AMBAC Insured) ††	0.26	08/15/2038	6,000,000	6,000,000
California Statewide CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)	0.26	05/01/2027	5,665,000	5,665,000
California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)	0.24	08/01/2035	17,000,000	17,000,000
California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)	0.30	06/01/2036	2,150,000	2,150,000
California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America NA LOC)	0.27	11/15/2038	740,000	740,000
California Statewide CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.27	11/01/2035	4,000,000	4,000,000
California Statewide CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)	0.27	11/15/2039	2,900,000	2,900,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)	0.26%	11/15/2035	$4,375,000	$4,375,000
California Statewide CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)	0.27	11/15/2035	3,605,000	3,605,000
California Statewide University of San Francisco Series 2005B (Education Revenue, Bank of America NA LOC)	0.23	10/01/2035	4,538,000	4,538,000
Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)	0.25	10/15/2026	1,755,000	1,755,000
Central Basin CA Municipal Water Distribution Series B (Utilities Revenue, Allied Irish Bank plc LOC)	0.29	08/01/2037	10,800,000	10,800,000
Chino Basin CA Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue)	0.21	06/01/2032	7,680,000	7,680,000
Concord CA MFHR (Housing Revenue, FHLMC Insured)	0.26	12/01/2016	2,100,000	2,100,000
Contra Costa County CA Series B (Housing Revenue, FNMA Insured)	0.24	11/15/2022	1,300,000	1,300,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)	0.29	02/01/2023	11,000,000	11,000,000
Deutsche Bank Spears Lifers Trust DB-382 (GO - Local, NATL-RE Insured)	0.25	08/01/2030	3,740,000	3,740,000
Deutsche Bank Spears Lifers Trust DB-383 (Tax Revenue, FGIC Insured)	0.25	08/01/2035	11,575,000	11,575,000
Deutsche Bank Spears Lifers Trust DB-384 (Tax Revenue)	0.25	06/01/2032	16,725,000	16,725,000
Deutsche Bank Spears Lifers Trust Series 445 (GO - Local, FSA Insured)	0.26	08/01/2032	270,000	270,000
Deutsche Bank Spears Lifers Trust Series DB-287 (GO - Local, NATL-RE Insured)	0.25	09/01/2037	38,530,000	38,530,000
Deutsche Bank Spears Lifers Trust Series DB-448 (GO - Local, FSA Insured)	0.26	07/01/2032	9,290,000	9,290,000
Deutsche Bank Spears Lifers Trust Series DB-457 (GO - State, FSA Insured)	0.26	08/01/2032	3,983,000	3,983,000
Deutsche Bank Spears Lifers Trust Series DB-477 (GO - Local, FSA FGIC AMBAC Insured)	0.26	12/01/2024	10,210,000	10,210,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Revenue, FSA Insured)	0.26	02/01/2031	10,480,000	10,480,000
Deutsche Bank Spears Lifers Trust Series DB-490 (GO - Local, FSA Insured)	0.26	08/01/2042	16,386,000	16,386,000
Deutsche Bank Spears Lifers Trust Series DB-628 (GO - Local, FSA Insured)	0.26	08/01/2031	4,175,000	4,175,000
Deutsche Bank Spears Lifers Trust Series DB-629 (GO - Local, NATL-RE Insured)	0.26	08/01/2031	7,065,000	7,065,000
Deutsche Bank Spears Lifers Trust Series DB-630 (GO - Local, NATL-RE Insured)	0.26	02/01/2024	4,520,000	4,520,000
Deutsche Bank Spears Lifers Trust Series DB-632 (GO - Local, FSA-CR FGIC Insured)	0.26	08/01/2033	15,325,000	15,325,000
Deutsche Bank Spears Lifers Trust Series DB-670 (GO - Local, FSA Insured)	0.26	06/01/2028	9,161,000	9,161,000
Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)	0.25	12/01/2030	10,000,000	10,000,000
Deutsche Bank Spears Lifers Trust Series DBE-444 (GO - Local, FGIC Insured)	0.26	08/01/2032	3,155,000	3,155,000
Deutsche Bank Spears Lifers Trust Series DBE-500 (Water & Sewer Revenue, AMBAC Insured)	0.26	11/01/2038	2,690,000	2,690,000
Deutsche Bank Spears Lifers Trust Series DBE-575 (Tax Revenue, AMBAC Insured)	0.26	09/01/2029	1,025,000	1,025,000
Deutsche Bank Spears Lifers Trust Series DBE-625 (Tobacco Revenue, AMBAC Insured)	0.26	06/01/2028	7,165,000	7,165,000
Deutsche Bank Spears Lifers Trust Series DBE-637 (GO - Local)	0.26	08/01/2047	8,800,000	8,800,000
Deutsche Bank Spears Lifers Trust Series DBE-648 (GO - Local, FSA NATL-RE FGIC Insured)	0.26	09/01/2029	3,922,000	3,922,000
Deutsche Bank Spears/Lifers Trust DBE-675 (Tax Revenue, Assured Guaranty)	0.26	08/01/2048	7,827,000	7,827,000
East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)	0.20	06/01/2038	51,000,000	51,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)	0.19%	06/01/2038	$10,000,000	$10,000,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue)	0.21	07/01/2023	9,755,000	9,755,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO - Local, U.S. Bank NA LOC)	0.24	07/01/2030	25,800,000	25,800,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO - Local, U.S. Bank NA LOC)	0.24	08/01/2032	10,215,000	10,215,000
Eclipse Funding Trust California Educational Facilities 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)	0.25	12/01/2013	2,180,000	2,180,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, CitiBank NA LOC)	0.25	03/01/2036	2,810,000	2,810,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.28	07/01/2035	6,875,000	6,875,000
Financing Authority Municipal Trust Receipts SGC-49 Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured) ††	0.26	12/01/2035	10,000,000	10,000,000
Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)	0.27	08/15/2026	9,800,000	9,800,000
Glendale CA Water Revenue (GO - Local, NATL-RE Insured)	0.26	09/01/2027	13,205,000	13,205,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-287X (Tobacco Revenue, CIFG-TCRS Insured)	0.24	06/01/2011	5,000,000	5,000,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Miscellaneous Revenue) ††	0.33	06/01/2045	21,290,000	21,290,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.46	06/01/2035	6,255,000	6,255,000
Grossmont CA USD Capital Appreciation Election of 2004 (Tobacco Revenue, FGIC Insured)	0.26	06/01/2035	3,380,000	3,380,000
Grossmont Cuyamaca CA Community College District ROC RR II R-11519 (GO - Local, Assured Guaranty Insured)	0.26	02/01/2016	7,425,000	7,425,000
Hartnell CA Community College District Series 2966 (GO - Local, FSA Insured)	0.26	06/01/2014	4,800,000	4,800,000
Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue, FNMA Insured)	0.24	06/15/2025	7,400,000	7,400,000
Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)	0.28	07/15/2014	4,000,000	4,000,000
Hemet CA MFHR Sunwest Retirement Series A (Housing Revenue, FHLMC Insured)	0.26	01/01/2025	1,000,000	1,000,000
Hemet CA USD Facilities Project (Lease Revenue, State Street Bank & Trust Company LOC)	0.23	10/01/2036	3,970,000	3,970,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.26	03/01/2028	6,620,000	6,620,000
Imperial CA Community College District Capital Appreciation Election of 2004 Project Series C (Education Revenue, FSA Insured) ††	0.29	08/01/2030	2,000,000	2,000,000
Irvine CA Improvement Board Act 1915 Assessment District No. 04-21-B (Tax Revenue, KBC Bank NV LOC)	0.27	09/02/2030	50,000	50,000
Irvine CA Improvement Board Act 1915 Assessment No. 07-22-A (Tax Revenue, KBC Bank NV LOC)	0.27	09/02/2032	3,200,000	3,200,000
Irvine CA Improvement Board Act 1915 District No. 93-14 (Tax Revenue)	0.23	09/02/2025	27,000,000	27,000,000
Irvine CA Improvement Board Act District No. 87-8 (Tax Revenue, KBC Bank NV LOC)	0.27	09/02/2024	4,776,000	4,776,000
Irvine Ranch CA Water District (Water & Sewer Revenue, Bank of America NA LOC)	0.24	04/01/2033	4,600,000	4,600,000
Kings County CA Housing Authority Edgewater LLSE Apartments Series A (Housing Revenue, FNMA Insured)	0.24	02/15/2031	8,700,000	8,700,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	0.25	12/01/2026	5,500,000	5,500,000
Lodi CA USD Election 2002 Project (Water & Sewer Revenue) ††	0.26	07/01/2017	3,935,000	3,935,000
Los Angeles CA Community College District Series 2864 (GO - Local, FSA Insured)	0.26	08/01/2014	4,780,000	4,780,000
Los Angeles CA Community RDA Second & Central Apartments Project (Housing Revenue, HSBC Bank USA NA LOC)	0.26	12/01/2038	26,665,000	26,665,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)	0.27%	12/15/2034	$6,290,000	$6,290,000
Los Angeles CA COP Notre Dame High School Series 2006-A (Lease Revenue, Allied Irish Bank plc LOC)	0.28	09/01/2036	6,790,000	6,790,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.24	08/01/2038	10,000,000	10,000,000
Los Angeles CA Department Water & Power Revenue System Subseries A-2 (Water & Sewer Revenue, AGM-CR AMBAC Insured) ††	0.26	01/01/2015	4,125,000	4,125,000
Los Angeles CA DW&P ROC RR II R-11531 (Water & Sewer Revenue, NATL-RE Insured)	0.26	01/01/2013	10,505,000	10,505,000
Los Angeles CA DW&P Subseries A4 (Utilities Revenue)	0.22	07/01/2035	19,400,000	19,400,000
Los Angeles CA Kadima Hebrew Academy Project Series A (Education Revenue, Bank of America NA LOC)	0.28	08/01/2035	5,355,000	5,355,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.27	07/01/2027	3,540,000	3,540,000
Los Angeles CA Power System Subseries A3 (Utilities Revenue)	0.22	07/01/2035	3,100,000	3,100,000
Los Angeles CA Power System Subseries A5 (Utilities Revenue)	0.22	07/01/2035	400,000	400,000
Los Angeles CA Power System Subseries A6 (Utilities Revenue)	0.22	07/01/2035	5,000,000	5,000,000
Los Angeles CA Waste Water System Series 2254 (Water & Sewer Revenue, NATL-RE Insured)	0.26	06/01/2013	5,785,000	5,785,000
Los Angeles CA Waste Water System Subseries G (Water & Sewer Revenue, Bank of America NA LOC)	0.24	06/01/2032	8,330,000	8,330,000
Los Angeles CA Water & Power Series 2971 (Utilities Revenue, FSA Insured)	0.26	01/01/2014	7,875,000	7,875,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)	0.26	08/15/2030	4,300,000	4,300,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.24	12/15/2024	635,000	635,000
Los Angeles USD COP Administration Building Project Series A (Lease Revenue, Bank of America NA LOC)	0.24	10/01/2024	10,370,000	10,370,000
Los Rios CA Community College District Series 2972 (GO - Local, FSA Insured)	0.26	02/01/2013	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.28	10/01/2042	10,590,000	10,590,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.28	01/01/2031	29,985,000	29,985,000
Metropolitan Water District Southern California Waterworks (Water & Sewer Revenue) ††	0.26	02/01/2015	12,515,000	12,515,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue)	0.26	07/01/2037	29,800,000	29,800,000
Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue)	0.25	07/01/2027	11,900,000	11,900,000
Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)	0.19	07/01/2036	18,800,000	18,800,000
Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)	0.27	05/15/2031	700,000	700,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.26	09/01/2033	70,915,000	70,915,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured) ††	0.26	11/01/2015	10,585,000	10,585,000
Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)	0.35	10/01/2050	8,900,000	8,900,000
Oceanside CA Ace-Shadow Way (Housing Revenue, FHLMC LOC)	0.30	03/01/2049	1,050,000	1,050,000
Ontario County CA Multifamily Revenue (Housing Revenue, FHLMC Insured)	0.23	12/01/2035	6,500,000	6,500,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)	0.26	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Place Apartments Project Series A (Housing Revenue, FHLMC Insured)	0.25	04/01/2024	14,900,000	14,900,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	0.24	11/15/2028	4,000,000	4,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC Insured)	0.24%	12/01/2022	$9,449,000	$9,449,000
Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured)	0.23	08/15/2028	840,000	840,000
Orange County CA Apartment Development Villas La Paz Series F Project (Housing Revenue, FNMA Insured)	0.23	08/15/2028	8,780,000	8,780,000
Orange County CA COP Sanitation District Series 25297 (Water & Sewer Revenue, FSA Insured)	0.26	02/01/2015	1,075,000	1,075,000
Orange County CA COP Sanitation District Series A (Water & Sewer Revenue)	0.22	08/01/2029	23,900,000	23,900,000
Orange County CA COP Sanitation District Series B (Water & Sewer Revenue)	0.22	08/01/2030	20,700,000	20,700,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.24	02/01/2035	5,000,000	5,000,000
Peralta CA Community College District Election 2000 Project Series D (GO - Local) ††	0.26	08/01/2015	31,870,000	31,870,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Housing Revenue, U.S. Bank NA LOC)	0.29	04/01/2026	500,000	500,000
Pittsburg CA Pubic Financing Authority (Water & Sewer Revenue) (Water & Sewer Revenue)	0.27	06/01/2035	6,000,000	6,000,000
Puttable Option Tax-Exempt Receipts PPT-1007 Class A (Housing Revenue, FHLMC Insured)	0.35	05/01/2027	6,420,000	6,420,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, UBS AG LOC)	0.22	08/15/2031	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Tax Revenue) ††	0.27	03/01/2034	35,985,000	35,985,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue)	0.24	03/01/2037	19,835,000	19,835,000
Riverside CA Electric Project PUTTER Series 3042Z (Utilities Revenue, FSA Insured) ††	0.27	04/01/2016	3,245,000	3,245,000
Riverside County CA IDA Cryogenic Project Issue B (IDR, Bank of America NA LOC)	0.26	07/05/2014	1,900,000	1,900,000
Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	0.26	09/15/2036	7,000,000	7,000,000
Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)	0.24	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.26	05/15/2034	8,350,000	8,350,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)	0.33	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	0.26	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	0.26	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)	0.24	08/01/2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.26	12/01/2022	6,555,000	6,555,000
Sacramento County CA Sanitation District Financing Authority Municipal Trust Receipts SGC-48 Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)	0.26	12/01/2035	10,000,000	10,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, U.S. Bank NA LOC)	0.23	12/01/2040	5,000,000	5,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.25	12/01/2030	11,520,000	11,520,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	0.27	05/01/2026	7,000,000	7,000,000
San Bernardino County CA Flood Control District (Tax Revenue, UBS AG LOC)	0.21	08/01/2037	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	0.24	05/15/2029	6,115,000	6,115,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)	0.24%	05/15/2029	$5,600,000	$5,600,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)	0.24	02/15/2027	1,500,000	1,500,000
San Diego County CA Burnham Institute (Miscellaneous Revenue, Bank of America NA LOC)	0.26	11/01/2030	4,725,000	4,725,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.25	04/01/2038	4,600,000	4,600,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.24	04/01/2038	3,925,000	3,925,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)	0.26	05/01/2013	1,545,000	1,545,000
San Francisco CA Bay Area Rapid Transit District (Tax Revenue) ††	0.25	08/01/2030	7,500,000	7,500,000
San Francisco CA Bay Area Rapid Transportation District Election of 2004 Series B (Education Revenue, AGM-CR FGIC Insured) ††	0.26	11/15/2015	4,700,000	4,700,000
San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, Union Bank NA LOC)	0.26	05/01/2026	12,700,000	12,700,000
San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)	0.21	04/01/2030	33,835,000	33,835,000
San Francisco CA City & County MFHR Carter Terrace Apartments Series B (Housing Revenue, CitiBank NA LOC)	0.28	03/01/2036	4,535,000	4,535,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.35	08/01/2031	2,385,000	2,385,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.28	08/01/2036	9,250,000	9,250,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.27	12/01/2017	47,500,000	47,500,000
San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)	0.28	12/01/2019	2,690,000	2,690,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	0.27	12/01/2033	13,140,000	13,140,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)	0.30	11/01/2033	8,525,000	8,525,000
San Jose CA Cinnabar Commons Series C (Housing Revenue, FHLMC Insured)	0.25	02/01/2037	8,800,000	8,800,000
San Jose CA Financing Authority Civic Center Project Series B (Lease Revenue, AMBAC Insured) ††	0.26	12/01/2011	7,000,000	7,000,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)	0.26	02/01/2038	10,600,000	10,600,000
San Jose CA Redevelopment Agency Merged Area Redevelopment Project Series A (Tax Revenue, JPMorgan Chase LOC)	0.24	07/01/2026	7,350,000	7,350,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)	0.29	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.27	09/15/2032	1,120,000	1,120,000
San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO - Local, NATL-RE Insured)	0.26	06/01/2031	9,716,000	9,716,000
Santa Ana CA HCFR Multi-Model Town & Country Project BNP Paribas (Health Revenue, KBC Bank NV LOC)	0.28	10/01/2020	7,500,000	7,500,000
Santa Clara CA Subseries B (Utilities Revenue, Dexia Credit Local LOC)	0.65	07/01/2027	13,360,000	13,360,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	0.24	05/15/2035	10,725,000	10,725,000
Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (Housing Revenue, FNMA Insured)	0.23	12/15/2025	5,900,000	5,900,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.32	05/01/2040	3,120,000	3,120,000
Sequoia CA University High School District (GO - Local, FSA Insured)	0.26	07/01/2014	2,025,000	2,025,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.23	07/01/2023	695,000	695,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)	0.27	09/01/2019	5,700,000	5,700,000
Stockton CA HCFR Series A (Hospital Revenue, CitiBank NA LOC)	0.28	12/01/2032	5,750,000	5,750,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Sweetwater CA Union High School District ROC RR II 11484 (GO - Local, FSA Insured)		0.41%	02/01/2013	$8,220,000	$8,220,000
Tahoe Forest CA Hospital District Revenue (Hospital Revenue, U.S. Bank NA LOC)		0.28	07/01/2033	2,640,000	2,640,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)		0.23	08/01/2037	18,000,000	18,000,000
Vacaville CA MFHA Quail Run Project Series A (Housing Revenue, FNMA Insured)		0.29	07/15/2018	7,300,000	7,300,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)		0.25	05/15/2029	2,350,000	2,350,000
Vallejo CA Housing Authority Multifamily Mortgage Refunding A-Rmk-9/28/94 (Housing Revenue, FNMA Insured)		0.30	05/15/2022	885,000	885,000
Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)		1.75	05/01/2040	1,990,000	1,990,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)		0.23	04/01/2027	3,620,000	3,620,000
Western Municipal Water District Facilities Authority (Water & Sewer Revenue)		0.19	10/01/2032	11,400,000	11,400,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)		0.22	06/01/2036	5,800,000	5,800,000
					2,627,804,951

Other: 0.47%
Variable Rate Demand Notes§: 0.47%
FHMLC Multifamily Certificates (Housing Revenue)		0.32	11/15/2034	10,352,182	10,352,182
FHMLC Multifamily Certificates (Housing Revenue)		0.32	08/15/2045	2,830,834	2,830,834
					13,183,016

Puerto Rico: 2.21%
Variable Rate Demand Notes§: 2.21%
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Tax Revenue, AGC-ICC CIFG Insured)		0.31	07/01/2041	26,760,000	26,760,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)		0.22	07/01/2028	2,605,000	2,605,000
Puerto Rico Electric Power Authority Municipal Trust Receipts-SGC-57 Class A (Utilities Revenue, FSA Insured)		0.26	07/01/2029	10,780,000	10,780,000
Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)		0.26	08/01/2050	7,486,000	7,486,000
Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R11763 (Tax Revenue) ††		0.27	12/01/2047	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) ††		0.41	02/01/2034	1,900,000	1,900,000
					62,281,000

Total Investments in Securities (Cost $2,778,888,967)*	98.77%				2,778,888,967
Other Assets and Liabilities, Net	1.23				34,665,338

Total Net Assets	100.00%				$2,813,554,305

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	Variable rate demand notes are subject to demand features which reduce the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.68%
Minnesota: 99.68%
Other Municipal Debt: 2.30%
Rochester MN Health Care Series 01-C (Hospital Revenue)	0.27%	05/02/2011	$2,100,000	2,100,000

Variable Rate Demand Notes§: 97.38%
Andover MN Senior Housing Presbyterian Homes Incorporated Project (Health Revenue, FNMA Insured)	0.26%	11/15/2033	1,710,000	1,710,000
Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)	0.44%	05/01/2019	1,560,000	1,560,000
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.36%	07/15/2032	1,000,000	1,000,000
Bloomington MN Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.30%	07/15/2032	900,000	900,000
Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)	0.26%	07/01/2038	2,050,000	2,050,000
Burnsville MN Bridgeway Apartments Project (Housing Revenue, FNMA Insured)	0.26%	10/15/2033	400,000	400,000
Cohasset MN Power & Light Company Project B (IDR, LaSalle Bank NA LOC)	0.29%	06/01/2013	1,100,000	1,100,000
Cohasset MN Power & Light Company Project C (IDR, LaSalle Bank NA LOC)	0.29%	06/01/2013	1,250,000	1,250,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)	0.30%	06/15/2038	2,755,000	2,755,000
Dakota County MN RDA (Housing Revenue, FHLMC Insured) ††	0.29%	06/01/2029	915,000	915,000
Duluth MN Seaway Port Authority Saint Lawrence Cement Incorporated Project (IDR, Wells Fargo Bank NA LOC) (q)	0.28%	03/01/2020	5,000,000	5,000,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Miscellaneous Revenue, CoBank ACB LOC)	0.27%	12/01/2021	5,000,000	5,000,000
Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)	0.26%	12/01/2029	1,260,000	1,260,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27%	10/01/2023	975,000	975,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27%	10/01/2031	2,000,000	2,000,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.25%	11/15/2035	3,450,000	3,450,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26%	11/15/2035	3,200,000	3,200,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)	0.29%	08/15/2034	250,000	250,000
Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured) ††	0.26%	01/01/2030	3,275,000	3,275,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.35%	10/01/2024	635,000	635,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.28%	05/01/2026	263,000	263,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC) ††	0.28%	10/01/2021	1,600,000	1,600,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC) ††	0.40%	05/01/2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.46%	12/01/2048	300,000	300,000
Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)	0.46%	02/01/2027	1,500,000	1,500,000
Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)	0.28%	07/01/2036	1,800,000	1,800,000
Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)	0.28%	04/01/2027	1,300,000	1,300,000
Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)	0.26%	10/01/2016	2,175,000	2,175,000
Minnesota State HEFAR Macalester College Series 3Z (Education Revenue, GO of Institution Insured)	0.30%	03/01/2024	300,000	300,000
Minnesota State HEFAR Olaf College Five M2 (Education Revenue, Harris NA LOC)	0.28%	10/01/2020	1,745,000	1,745,000

The accompanying notes are integral part of these financial statements.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)		0.26%	10/01/2016	$1,165,000	1,165,000
Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)		0.28%	01/01/2036	470,000	470,000
Minnesota State Higher Education Facilities Authority MacAlester College Series 5-Q (Education Revenue)		0.26%	03/01/2033	2,200,000	2,200,000
Minnesota State Higher Education Facilities Authority Series 6-E2 (Education Revenue, Harris NA LOC)		0.26%	10/01/2025	3,450,000	3,450,000
Minnesota State Residential Housing Series G (Housing Revenue)		0.30%	01/01/2032	275,000	275,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)		0.29%	10/01/2021	300,000	300,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)		0.26%	10/01/2032	725,000	725,000
Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)		0.26%	05/15/2034	785,000	785,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)		0.30%	06/01/2045	2,300,000	2,300,000
Pine City MN State Agency (Housing Revenue, FNMA Insured)		0.26%	04/15/2036	640,000	640,000
Plymouth MN at the Lake Apartments Project (Housing Revenue, FHLMC Insured)		0.30%	08/01/2034	1,600,000	1,600,000
Ramsey County MN Housing & Redevelopment Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)		0.32%	10/01/2038	1,650,000	1,650,000
Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)		0.24%	08/15/2032	450,000	450,000
Rush City MN Plastech Corporation Project (IDR, U.S. Bank NA LOC) ††		0.30%	09/01/2014	975,000	975,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)		0.24%	05/01/2042	750,000	750,000
St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)		0.32%	05/01/2042	2,150,000	2,150,000
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)		0.30%	09/15/2031	500,000	500,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)		0.36%	09/01/2035	2,595,000	2,595,000
St. Paul MN Port Authority District Cooling Series 13-FF (Utilities Revenue, Deutsche Bank AG LOC)		0.23%	03/01/2029	750,000	750,000
St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)		0.23%	12/01/2028	2,250,000	2,250,000
St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)		0.23%	12/01/2028	375,000	375,000
St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)		0.23%	03/01/2029	1,470,000	1,470,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)		0.24%	02/01/2015	1,050,000	1,050,000
St. Paul Port Authority (IDR, Deutsche Bank AG LOC) (Municipal Bonds and Notes)		0.27%	03/01/2029	650,000	650,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)		0.37%	08/01/2032	4,800,000	4,800,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)		0.37%	04/01/2033	4,000,000	4,000,000
					88,683,000

Total Municipal Bonds and Notes (Cost $90,783,000)					90,783,000

Total Investments in Securities (Cost $90,783,000)*	99.68%				$90,783,000
Other Assets and Liabilities, Net	0.32				287,086

Total Net Assets	100.00%				$91,070,086

(q)	Credit enhancement is provided by an affiliate.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

3

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper: 1.65%
Mercer County ND Pollution Control Refunding Revenue Notes Series 2009-2 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.32%	05/18/2011	$35,000,000	$35,000,000
Montgomery County MD (Miscellaneous Revenue, Barclays Bank LOC)	0.28	07/06/2011	10,000,000	10,000,000
Montgomery County MD (Miscellaneous Revenue, Barclays Bank LOC)	0.28	07/06/2011	9,000,000	9,000,000
Rochester MN Health Care (Hospital Revenue)	0.27	05/02/2011	12,900,000	12,900,000
Total Commercial Paper (Cost $66,900,000)				66,900,000

Municipal Bonds and Notes: 98.01%
Alabama: 2.90%
Variable Rate Demand Notes§: 2.90%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.26	12/01/2043	10,000,000	10,000,000
Mobile County AL IDA Mobile Development Project (Energy Revenue, Svenska HandelsBanken LOC)	0.26	07/01/2040	30,000,000	30,000,000
Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009A (Health Revenue, U.S. Bank NA LOC)	0.26	12/01/2039	4,000,000	4,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	66,550,000	66,550,000
Tuscaloosa County AL IDA Series A (Miscellaneous Revenue)	0.32	09/01/2020	6,700,000	6,700,000
				117,250,000

Alaska: 0.37%
Variable Rate Demand Note§: 0.37%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC)	0.25	06/01/2013	14,825,000	14,847,598

Arizona: 0.62%
Variable Rate Demand Notes§: 0.62%
Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured)	0.36	07/01/2036	9,405,000	9,405,000
Mesa AZ Utility Systems ROC RR-II-R 11032 (Utilities Revenue, FSA Insured)	0.27	07/01/2026	15,600,000	15,600,000
				25,005,000

Arkansas: 0.02%
Variable Rate Demand Note§: 0.02%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.55	03/01/2014	900,000	900,000

California: 8.97%
Other Municipal Debt: 1.35%
FHLMC Series M001 Class A (Housing Revenue)	0.32	08/15/2045	30,195,559	30,195,559
FHLMC Series M002 Class A (Housing Revenue)	0.32	01/15/2047	4,374,875	4,374,875
FHLMC Series M008 Class A (Housing Revenue)	0.32	02/15/2035	20,085,546	20,085,546
				54,655,980

Variable Rate Demand Notes§: 7.62%
California CDA PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.36	05/15/2018	23,000,000	23,000,000
California CDA PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.46	05/15/2018	7,300,000	7,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Infrastructure & Economic Development Authority ROC RR-II-R 11527 (Transportation Revenue, AMBAC Insured)	0.24%	07/01/2030	$3,055,000	$3,055,000
California Infrastructure & Economic Development Bank (Miscellaneous Revenue)	0.20	04/01/2033	19,705,000	19,705,000
California PCFA Burney Forest Project (Resource Recovery Revenue, Union Bank of CA LOC)	0.22	09/01/2020	14,700,000	14,700,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.27	11/01/2026	13,150,000	13,150,000
California Schools Deutsche Bank Spears Trust Series DBE-648 (GO - Local, FSA NATL-RE FGIC Insured)	0.26	09/01/2029	4,205,000	4,205,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.26	10/15/2030	6,800,000	6,800,000
Golden State Tobacco Securitization Corporation Series 1271 (Tobacco Revenue, AMBAC-TCRS-BNY Insured)	0.46	06/01/2045	2,530,000	2,530,000
Grossmont CA High School District California School Deutsche Bank Spears Trust Series DBE-637 (GO - Local)	0.26	08/01/2047	4,200,000	4,200,000
Los Angeles CA Community College (Miscellaneous Revenue) ††	0.26	08/01/2032	22,500,000	22,500,000
Oakland CA Redevelopment Agency (Housing Revenue, FHLMC Insured)	0.35	10/01/2050	75,000,000	75,000,000
Poway CA School District Series 3063 (GO - Local, FSA Insured) ††	0.26	08/01/2030	10,000,000	10,000,000
Sacramento CA Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)	0.25	12/01/2030	26,355,000	26,355,000
San Jose CA Airport Deutsche Bank Spears/Lifers Trust Series DB-479 (Airport Revenue, FSA-CR AMBAC Insured)	0.26	03/01/2037	35,155,000	35,155,000
Ukiah CA Union School District Deutsche Bank Spears Trust Series DB-382 (GO - Local, NATL-RE Insured)	0.25	08/01/2030	20,795,000	20,795,000
Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)	1.75	05/01/2040	20,120,000	20,120,000
				308,570,000

Colorado: 0.92%
Variable Rate Demand Notes§: 0.92%
Arapahoe County CO Cottrell Printing Project (IDR)	0.48	10/01/2019	2,000,000	2,000,000
Aurora CO Centretech Metropolitan District Series 1998-C (GO - Local, U.S. Bank NA LOC)	0.28	12/01/2028	3,065,000	3,065,000
Colorado ECFA National Jewish Federation Project (Health Revenue, U.S. Bank NA LOC)	0.27	02/01/2039	950,000	950,000
Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Hospital Revenue, U.S. Bank NA LOC)	0.25	01/01/2033	5,000,000	5,000,000
Colorado HFA Multifamily Project Class I-B2 (Housing Revenue)	0.30	04/01/2038	16,720,000	16,720,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC) ††	0.63	09/01/2023	960,000	960,000
Colorado Parker Automotive Project (GO - Local, U.S. Bank NA LOC)	0.28	12/01/2034	900,000	900,000
Colorado Springs CO Utility Systems ROC RR-II-R 457 (Utilities Revenue)	0.26	05/15/2011	7,465,000	7,465,000
				37,060,000

Delaware: 6.75%
Variable Rate Demand Notes§: 6.75%
Branch Bank & Trust Municipal Trust Series 5000 (Lease Revenue, RaboBank International LOC) ††	0.34	10/01/2028	13,698,065	13,698,065
Branch Bank & Trust Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC) ††	0.49	05/01/2027	31,408,998	31,408,998
Clipper Tax-Exempt Certified Trust Series 2004-10 (Housing Revenue)	0.41	12/01/2035	4,031,000	4,031,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Housing Revenue)	0.41	06/01/2038	15,340,000	15,340,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Housing Revenue)	0.41	01/01/2036	13,590,000	13,590,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Housing Revenue)	0.41	10/01/2036	15,340,000	15,340,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Housing Revenue)	0.41	07/01/2037	11,767,000	11,767,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Housing Revenue)	0.41	09/01/2013	1,345,000	1,345,000
Clipper Tax-Exempt Certified Trust Series 2007-26 (Housing Revenue)	0.31	05/01/2017	93,374,000	93,374,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Clipper Tax-Exempt Certified Trust Series 2007-40 (Housing Revenue)	0.41%	02/01/2013	$9,567,000	$9,567,000
Delaware Economic Development Authority (Miscellaneous Revenue)	0.28	08/01/2029	21,300,000	21,300,000
Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-B (Miscellaneous Revenue)	0.28	08/01/2029	15,150,000	15,150,000
Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-C (Miscellaneous Revenue)	0.25	08/01/2029	25,400,000	25,400,000
Delaware Economic Development Authority Wilmington Montessori School Project (Education Revenue, PNC Bank NA LOC)	0.31	05/01/2020	1,790,000	1,790,000
				273,101,063

District of Columbia: 1.22%
Other Municipal Debt: 0.50%
District of Columbia TRAN (GO - Local)	2.00	09/30/2011	20,000,000	20,136,796

Variable Rate Demand Notes§: 0.72%
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured)	0.36	10/01/2049	7,170,000	7,170,000
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured)	0.36	02/01/2049	4,320,000	4,320,000
District of Columbia HFA PFOTER Series 4275 (Housing Revenue)	0.43	04/01/2021	7,630,000	7,630,000
District of Columbia ROC RR-II-R 11072 (GO - Local, BHAC-CR CIFG Insured)	0.27	06/01/2015	10,005,000	10,005,000
				29,125,000

Florida: 6.44%
Other Municipal Debt: 0.25%
Orlando FL Utilities Commission Series D (Utilities Revenue)	2.50	05/01/2011	10,000,000	10,000,000

Variable Rate Demand Notes§: 6.19%
Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)	0.25	03/01/2014	2,970,000	2,970,000
Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.29	02/01/2015	800,000	800,000
Broward County FL Airport Systems Embraer Aircraft Holding Project Series 2007-A (Airport Revenue, CitiBank NA LOC)	0.30	04/01/2035	11,000,000	11,000,000
Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insured)	0.30	11/15/2036	6,900,000	6,900,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Miscellaneous Revenue, Harris NA LOC)	0.24	02/01/2039	7,835,000	7,835,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue) ††	0.33	07/25/2015	5,670,000	5,670,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Housing Revenue, FNMA Insured)	0.29	04/15/2039	6,295,000	6,295,000
JEA Florida Electric Systems Series A (Utilities Revenue, Bank of Montreal LOC)	0.24	10/01/2035	8,225,000	8,225,000
Manatee County FL COP Deutsche Bank Spears Lifers Trust Series DB-43 (Lease Revenue, NATL-RE Insured)	0.26	07/01/2027	4,230,000	4,230,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured)	0.27	10/15/2032	4,000,000	4,000,000
Miami FL HFFA Catholic Health East (Health Revenue)	0.26	11/15/2025	9,925,000	9,925,000
Miami-Dade County FL COP Series 2008-1119X (Housing Revenue, Assured Guaranty Insured)	0.33	05/01/2033	5,000,000	5,000,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured)	0.43	04/01/2028	7,500,000	7,500,000
Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale LOC)	0.26	10/01/2029	11,870,000	11,870,000
Miami-Dade County FL Series DBE-538 (Tax Revenue, AMBAC Insured)	0.26	04/01/2027	2,200,000	2,200,000
Miami-Dade County FL Tarmac America Project (Miscellaneous Revenue, Bank of America NA LOC)	0.36	04/01/2034	3,200,000	3,200,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Hospital Revenue, AMBAC Insured)	0.43%	06/09/2011	$101,000,000	$101,000,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.30	08/15/2035	7,060,000	7,060,000
Orange County FL HFFA Adventist Health Systems Project Sunbelt (Health Revenue)	0.23	11/15/2026	8,000,000	8,000,000
Orange County FL IDA Central Florida YMCA Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.29	05/01/2027	2,240,000	2,240,000
Orlando FL Utilities Commission Series A (Utilities Revenue)	0.37	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Finance Authority DRIVER Trust Series 3419 (Resource Recovery Revenue, BHAC Insured) ††	0.26	04/01/2017	2,275,000	2,275,000
Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.30	03/01/2027	4,000,000	4,000,000
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)	0.22	11/01/2038	7,600,000	7,600,000
Pinellas County FL Housing Development Corporation Booker Creek Apartments (Housing Revenue, JPMorgan Chase Bank LOC)	0.27	01/01/2043	5,000,000	5,000,000
South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Hospital Revenue, U.S. Bank NA LOC) ††	0.25	11/01/2013	5,000,000	5,000,000
South Florida Water Management District ROC RR II R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured) ††	0.26	04/01/2015	4,000,000	4,000,000
				250,540,000

Georgia: 0.69%
Variable Rate Demand Notes§: 0.69%
Atlanta GA Development Authority Multi-Modal Zone Facility Perkins & Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.28	11/01/2030	3,520,000	3,520,000
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured)	0.31	12/15/2039	3,425,000	3,425,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Housing Revenue)	0.29	04/01/2014	8,795,000	8,795,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.36	05/01/2031	2,210,000	2,210,000
Main Street Natural Gas Incorporated GA Gas Development Project Series A (Utilities Revenue)	0.26	08/01/2040	10,100,000	10,100,000
				28,050,000

Hawaii: 0.25%
Variable Rate Demand Note§: 0.25%
Clipper Tax-Exempt Certified Trust Series 2007-34 (GO - State)	0.31	05/01/2015	9,995,000	9,995,000

Idaho: 0.09%
Variable Rate Demand Note§: 0.09%
Gooding County ID Southfield Dairy Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC) (q)	0.41	04/01/2022	3,630,000	3,630,000

Illinois: 9.25%
Other Municipal Debt: 0.25%
Illinois Finance Authority (Education Revenue, FNMA Insured)	0.28	05/04/2011	10,000,000	10,000,000

Variable Rate Demand Notes§: 9.00%
Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC) ††	0.34	06/01/2020	21,475,849	21,475,849
Channahon IL Morris Hospital Project Series A (Hospital Revenue, U.S. Bank NA LOC)	0.27	12/01/2023	2,405,000	2,405,000
Chicago IL Series ZC-1 (GO - Local, FGIC Insured)	0.36	01/01/2023	64,503,000	64,503,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	0.30%	01/01/2015	$7,000,000	$7,000,000
Chicago IL Board of Education Series 2009-A1 (GO - Local, Harris Trust & Savings Bank LOC)	0.20	03/01/2026	37,200,000	37,200,000
Chicago IL Deutsche Bank Spears-Lifers Trust (Water & Sewer Revenue)	0.26	01/01/2027	15,555,000	15,555,000
Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-410 (GO - Local, FGIC Insured)	0.26	12/01/2026	4,685,000	4,685,000
Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (GO - Local, U.S. Bank NA LOC, FSA Insured)	0.25	07/01/2013	9,240,000	9,240,000
Chicago IL Education Marine Project Series 1984 (Port, Airport, & Marina Authority Revenue, FHLB LOC)	0.27	07/01/2023	4,200,000	4,200,000
Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)	0.48	06/01/2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.48	06/01/2022	4,300,000	4,300,000
Chicago IL GO (Miscellaneous Revenue) ††	0.31	07/01/2028	2,000,000	2,000,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR FGIC Insured)	0.41	01/01/2014	9,755,000	9,755,000
Chicago IL O’Hare International Airport Series 1990 (Airport Revenue, Societe Generale LOC)	0.28	05/01/2018	11,000,000	11,000,000
Chicago IL P S Greetings Incorporated Project (IDR, JPMorgan Chase & Company LOC)	0.29	05/01/2024	1,135,000	1,135,000
Chicago IL Series 2007F (GO - Local)	0.50	01/01/2042	18,925,000	18,925,000
Chicago IL Series 3190 (GO - Local) ††	0.26	01/01/2034	9,000,000	9,000,000
Chicago IL Water Eclipse Funding Trust Series 2006-0106 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.25	05/01/2014	4,035,000	4,035,000
Greenville IL Greenville College Project (Education Revenue, PNC Bank NA LOC) (i)	0.60	11/01/2036	2,200,000	2,200,000
Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.27	03/01/2028	2,040,000	2,040,000
Illinois Finance Authority Bradley University Project Series A (Education Revenue, PNC Bank NA LOC)	0.25	04/01/2033	18,500,000	18,500,000
Illinois Finance Authority DRIVER Trust Series 3302 (Education Revenue) ††	0.27	06/01/2014	6,200,000	6,200,000
Illinois Finance Authority DRIVER Trust Series 3420 (GO - Local, Assured Guaranty Insured) ††	0.26	01/01/2016	3,300,000	3,300,000
Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Hospital Revenue, Northern Trust Company LOC)	0.24	11/01/2045	3,500,000	3,500,000
Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)	0.37	01/01/2027	5,350,000	5,350,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue)	0.28	08/01/2035	10,400,000	10,400,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)	0.37	01/01/2027	13,450,000	13,450,000
Illinois Metropolitan Pier & Exposition Authority Series 3217 (Tax Revenue)	0.26	06/15/2050	7,500,000	7,500,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue) ††	0.26	06/15/2050	15,000,000	15,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.29	07/01/2030	8,000,000	8,000,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.41	12/01/2035	3,080,000	3,080,000
Vernon Hills IL Hawthorn Lakes Project (Housing Revenue, Societe Generale LOC, FSA Insured)	0.36	01/01/2016	15,210,000	15,210,000
Will County IL Deutsche Bank Spears-Lifers Trust (Education Revenue)	0.26	11/01/2023	21,155,000	21,155,000
				364,444,849

Indiana: 1.12%
Variable Rate Demand Notes§: 1.12%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Lease Revenue)	0.29	01/01/2018	26,140,000	26,140,000
Elkhart County IN Advanced Technology Incorporated Project (IDR, Societe Generale LOC)	0.30	04/01/2021	2,600,000	2,600,000
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.41	07/01/2034	5,555,000	5,555,000
Indiana Finance Authority Parkview Health System Obligation C (Hospital Revenue, PNC Bank NA LOC)	0.24	11/01/2039	5,250,000	5,250,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)	0.28%	10/01/2032	$4,585,000	$4,585,000
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Hospital Revenue, Bank of New York LOC)	0.19	12/01/2016	1,075,000	1,075,000
				45,205,000

Iowa: 0.53%
Variable Rate Demand Notes§: 0.53%
Alton IA Northwest Iowa Agronomy Project (IDR, Bank of America NA LOC)	0.55	10/01/2024	2,005,000	2,005,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured)	0.28	01/01/2039	7,250,000	7,250,000
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.28	04/01/2033	11,540,000	11,540,000
Scott County IA Nichols Aluminum Recycling Project (IDR, U.S. Bank NA LOC)	0.70	06/01/2014	800,000	800,000
				21,595,000

Kansas: 0.17%
Variable Rate Demand Notes§: 0.17%
Johnson County KS Private Activity Stouse Sign & Decal Project Series A (IDR)	0.62	07/01/2011	300,000	300,000
Kansas State Development Finance Authority Adventist Health C (Hospital Revenue, Royal Bank of Canada LOC)	0.23	11/15/2034	3,000,000	3,000,000
Liberal KS Farmland National Beef Packing Project (IDR, RaboBank International LOC)	0.31	02/01/2029	1,000,000	1,000,000
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.41	11/01/2020	2,450,000	2,450,000
				6,750,000

Kentucky: 2.11%
Other Municipal Debt: 1.81%
Kentucky Rural Water Finance Corporation Series E (Water & Sewer Revenue)	1.50	12/01/2011	10,000,000	10,049,342
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	63,340,000	63,365,655
				73,414,997

Variable Rate Demand Notes§: 0.30%
Carroll County KY Solid Waste Disposal Celotex Corporation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.28	05/01/2028	3,000,000	3,000,000
Christian County KY Association of County Leasing Series B (Lease Revenue, U.S. Bank NA LOC)	0.26	08/01/2037	2,970,000	2,970,000
Jefferson County KY Industrial Zeochem LLC Project (IDR, UBS AG LOC)	0.31	08/01/2021	2,625,000	2,625,000
Kentucky Economic Development Authority PFOTER Madonna Manor Incorporated Project Series 2010 (Hospital Revenue) ††	0.33	12/01/2039	3,435,000	3,435,000
				12,030,000

Louisiana: 1.90%
Variable Rate Demand Notes§: 1.90%
Ascension Parish LA BASF Corporation Project (Miscellaneous Revenue)	0.42	03/01/2025	7,900,000	7,900,000
Calcasieu Parish LA Hydroserve Westlake Project (Utilities Revenue)	0.37	12/01/2024	5,100,000	5,100,000
East Baton Rouge Parish LA IDA Series A (IDR)	0.11	08/01/2035	9,900,000	9,900,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)	0.33%	03/01/2043	$8,125,000	$8,125,000
Louisiana HFA PFOTER The Crossing Apartments Project Series 2006-4572 (Housing Revenue, FHLMC Insured) ††	0.36	05/01/2048	7,380,000	7,380,000
Louisiana Public Facilities Authority Christus Health Project Series B-3 (Hospital Revenue, Bank of New York LOC)	0.23	07/01/2047	3,000,000	3,000,000
Louisiana Public Facilities Authority PC Allied Signal Incorporated Project (Miscellaneous Revenue)	0.37	08/01/2017	6,815,000	6,815,000
Louisiana State Gas & Fuel Series RR-II-R 661 (Tax Revenue, FSA Insured)	0.27	05/01/2014	17,845,000	17,845,000
St. James Parish LA Nucor Steel Louisiana LLC Project Series 2010A-1 (Energy Revenue)	0.28	11/01/2040	11,000,000	11,000,000
				77,065,000

Maryland: 0.46%
Variable Rate Demand Notes§: 0.46%
Baltimore MD Series 152 (Water & Sewer Revenue, Societe Generale LOC, NATL-RE Insured)	0.29	07/01/2020	10,000,000	10,000,000
Maryland Industrial Development Finance Authority ED Foodswing Project Series 2008 (IDR, Bank of America NA LOC)	0.44	04/01/2023	8,500,000	8,500,000
				18,500,000

Massachusetts: 0.47%
Variable Rate Demand Notes§: 0.47%
Massachusetts Drivers Trust Series 3187-Z (Water & Sewer Revenue, GO of Authority Insured) ††	0.26	08/01/2014	8,205,000	8,205,000
Massachusetts Series 2648 (GO - State, FSA Insured)	0.31	08/01/2015	3,700,000	3,700,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.24	04/01/2038	5,000,000	5,000,000
Massachusetts State Industrial Finance Agency Constitution Project (Miscellaneous Revenue)	0.47	06/01/2018	2,000,000	2,000,000
				18,905,000

Michigan: 5.48%
Other Municipal Debt: 1.74%
Michigan Finance Authority Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,000,000	5,017,772
Michigan Finance Authority Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	7,000,000	7,034,265
Michigan Finance Authority Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	7,000,000	7,034,265
Michigan State Finance Authority (Miscellaneous Revenue)	0.29	07/18/2011	17,500,000	17,500,000
Michigan State Hospital Finance Authority (Miscellaneous Revenue)	0.29	07/12/2011	28,840,000	28,840,000
Michigan State Series A (GO - State)	2.00	09/30/2011	5,000,000	5,032,396
				70,458,698

Variable Rate Demand Notes§: 3.74%
Michigan Housing Development Authority Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)	0.30	10/01/2040	52,905,000	52,905,000
Michigan Housing Development Authority Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)	0.30	04/01/2041	32,290,000	32,290,000
Michigan Solid Waste Disposal L’Anse Warden Company Project Series 2008 (Resource Recovery Revenue)	0.38	02/01/2028	19,215,000	19,215,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit (Hospital Revenue)	0.35	11/15/2049	12,500,000	12,500,000
Michigan State Housing Development Authority Rental Housing Project (Housing Revenue, GO of Authority Insured)	0.28	10/01/2037	26,945,000	26,945,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Royal Oak MI Deutsche Bank Spears Lifers Trust Series DB-711 (Hospital Revenue) ††	0.26%	11/01/2035	$7,275,000	$7,275,000
				151,130,000

Minnesota: 1.65%
Other Municipal Debt: 0.14%
Minnesota Rural Water Finance Authority (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,010,898
Minnesota Trunk Highway Project Series B (GO - State)	4.00	08/01/2011	3,625,000	3,658,520
				5,669,418

Variable Rate Demand Notes§: 1.51%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.30	01/15/2038	7,000,000	7,000,000
Maplewood MN Educational Facilities Authority Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27	10/01/2023	910,000	910,000
Minneapolis & St. Paul MN Housing & Redevelopment Authority Allina Health Systems Project Series B2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26	11/15/2035	13,615,000	13,615,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28	10/01/2021	1,255,000	1,255,000
Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)	0.46	02/01/2027	1,555,000	1,555,000
Minnesota Bond Securitization Trust Series S2 (Housing Revenue, PNC Bank NA LOC)	0.46	11/01/2028	3,135,000	3,135,000
Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)	0.28	07/01/2036	6,000,000	6,000,000
Minnesota HFA Series C (Housing Revenue, GO of Agency Insured)	0.28	07/01/2048	5,315,000	5,315,000
Minnesota Higher Education Facilities University of St. Thomas Project Series 5-C (Education Revenue, U.S. Bank NA LOC)	0.29	04/01/2025	7,470,000	7,470,000
St. Anthony MN Landings Silver Lake Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)	0.32	10/01/2037	13,400,000	13,400,000
St. Paul MN Port Authority Tax Increment Westgate & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)	0.24	02/01/2015	1,360,000	1,360,000
				61,015,000

Mississippi: 0.90%
Variable Rate Demand Notes§: 0.90%
Clipper Tax-Exempt Certified Trust Series 2007-32 (GO - State)	0.31	02/01/2016	18,960,000	18,960,000
Merrill Lynch Puttable Option Tax-Exempt Receipts Series MT-659 (Education Revenue, Guaranteed Student Loans Insured) ††	0.44	09/01/2035	10,000,000	10,000,000
Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (GO - Local, U.S. Bank NA LOC)	0.25	03/01/2014	7,455,000	7,455,000
				36,415,000

Missouri: 1.29%
Other Municipal Debt: 0.25%
St. Louis County MO TRAN (Miscellaneous Revenue)	0.45	08/01/2011	10,000,000	10,001,908

Variable Rate Demand Notes§: 1.04%
Clipper Tax-Exempt Certificate Trust Series 2005-14 (Housing Revenue)	0.41	03/01/2038	8,468,000	8,468,000
Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.34	08/01/2038	2,160,000	2,160,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)	0.28	04/01/2027	4,700,000	4,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.26%	12/01/2037	$3,200,000	$3,200,000
Missouri HEFA Washington University Project Series B (Education Revenue)	0.20	02/15/2033	500,000	500,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.28	06/01/2037	13,000,000	13,000,000
Missouri State HEFA Ascension Health (Hospital Revenue)	0.24	11/15/2039	6,000,000	6,000,000
St. Charles County MO United Handicap Services (Health Revenue, U.S. Bank NA LOC)	0.40	07/01/2023	4,125,000	4,125,000
				42,153,000

Nebraska: 0.15%
Variable Rate Demand Note§: 0.15%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.37	09/01/2031	6,190,000	6,190,000

Nevada: 0.26%
Other Municipal Debt: 0.12%
Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	5,000,000	5,007,626

Variable Rate Demand Note§: 0.14%
Clark County NV Las Vegas-McCarran International Airport Series 2010 F-2 (Airport Revenue, Union Bank NA LOC)	0.29	07/01/2022	5,600,000	5,600,000

New Hampshire: 1.29%
Variable Rate Demand Notes§: 1.29%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Housing Revenue)	0.38	02/01/2013	33,350,000	33,350,000
New Hampshire Health & Educational Facilities Authority Dartmouth College Project Series 3069 (Education Revenue) ††	0.26	06/01/2039	6,330,000	6,330,000
New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.26	10/01/2036	12,555,000	12,555,000
				52,235,000

New Jersey: 2.01%
Other Municipal Debt: 0.37%
North Brunswick Township NJ BAN (GO - Local)	1.25	08/11/2011	15,000,000	15,037,210

Variable Rate Demand Notes§: 1.64%
Austin Trust Various States Series 2008-3034X (Housing Revenue, FSA Insured) ††	0.32	05/01/2027	2,075,000	2,075,000
JPMorgan Chase PUTTER DRIVER Trust (Tax Revenue) ††	0.27	06/23/2011	8,000,000	8,000,000
New Jersey Clipper Tax-Exempt Certified Trust Series A-2006 (Miscellaneous Revenue)	0.26	12/15/2023	2,425,000	2,425,000
New Jersey Economic Development Authority Arbor Glen of Bridgewater Project Series 2004 (Health Revenue, Sovereign Bank LOC)	0.30	05/15/2033	7,235,000	7,235,000
New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)	0.23	07/01/2026	1,900,000	1,900,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)	0.41	06/01/2016	17,500,000	17,500,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) ††	0.41	06/01/2016	16,245,000	16,245,000
New Jersey Lawrenceville School Project (Education Revenue)	0.20	07/01/2031	600,000	600,000
New Jersey PFOTER Series 638 (Education Revenue) ††	0.32	12/01/2024	10,000,000	10,000,000
New Jersey Series 038 (Miscellaneous Revenue, AMBAC Insured)	0.26	12/15/2026	250,000	250,000
				66,230,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Mexico: 1.29%
Other Municipal Debt: 0.12%
New Mexico TRAN (Tax Revenue)	2.50%	06/30/2011	$5,000,000	$5,017,709

Variable Rate Demand Notes§: 1.17%
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.30	04/01/2034	6,910,000	6,910,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.30	04/01/2034	6,935,000	6,935,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.40	04/01/2037	21,110,000	21,110,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.26	11/01/2039	12,400,000	12,400,000
				47,355,000

New York: 4.88%
Other Municipal Debt: 0.65%
Oyster Bay NY BAN Series B (GO - Local)	1.25	08/12/2011	19,000,000	19,050,280
Tarrytown NY USD BAN (GO - Local, State Aid Withholding Insured)	1.50	08/12/2011	7,500,000	7,523,788
				26,574,068

Variable Rate Demand Notes§: 4.23%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Housing Revenue) ††	0.41	09/01/2034	18,795,000	18,795,000
Erie County NY IDAG PUTTER Series 2090 (Miscellaneous Revenue)	0.29	05/01/2015	12,350,000	12,350,000
Monroe County NY IDA Urban Focus LP Project Series 2007 (Housing Revenue, FHLMC Insured)	0.35	02/01/2046	2,395,000	2,395,000
New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America NA LOC)	0.30	11/01/2036	2,400,000	2,400,000
New York HFA ROC RR-II-R 11700 Series B (Housing Revenue) ††	0.32	05/01/2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R 11703 (Housing Revenue) ††	0.31	10/01/2031	10,565,000	10,565,000
New York NY City Housing Development Corporation 1405 Fifth Avenue Apartments Series A (Housing Revenue, CitiBank NA LOC)	0.27	07/01/2039	3,940,000	3,940,000
New York NY City Housing Development Corporation 2007 LaFontaine Avenue Series A (Housing Revenue, CitiBank NA LOC)	0.27	06/01/2037	2,400,000	2,400,000
New York NY City Housing Development Corporation Bruckner Series A (Housing Revenue, Bank of America Corporation LOC)	0.26	11/01/2048	6,700,000	6,700,000
New York NY City Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	8,345,000	8,345,000
New York NY City Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue) ††	0.27	06/15/2033	24,820,000	24,820,000
New York NY City Municipal Water Finance Various Subordinated Series B-3 (Water & Sewer Revenue)	0.23	06/15/2025	14,980,000	14,980,000
New York NY City Transitional Finance Authority NYC Recovery Series 1 Sub 1C (Tax Revenue)	0.25	11/01/2022	16,710,000	16,710,000
New York NY DRIVER Trust Series 3381 (Housing Revenue) ††	0.37	10/01/2023	2,970,000	2,970,000
New York NY DRIVER Trust Series 3477 (Water & Sewer Revenue) ††	0.26	06/15/2017	4,000,000	4,000,000
New York NY Housing Development Corporation MFHR Series 2008 M (Housing Revenue)	0.48	11/01/2013	5,000,000	5,000,000
New York NY Housing Development Corporation Series 143 ROC RR-II-R 11699 (Housing Revenue) ††	0.32	11/01/2040	6,170,000	6,170,000
New York NY Housing Development Corporation Series 2008-I2 (Housing Revenue)	0.53	11/01/2040	12,720,000	12,720,000
New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)	0.22	07/01/2038	2,000,000	2,000,000
New York State Power Authority & GO (Miscellaneous Revenue)	0.32	03/01/2016	6,000,000	6,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York State Power Authority & GO (Miscellaneous Revenue)	0.32%	03/01/2020	$1,000,000	$1,000,000
				171,070,000

North Carolina: 1.05%
Variable Rate Demand Notes§: 1.05%
Charlotte NC Charlotte Mecklenburg Hospital Authority (Hospital Revenue)	0.23	01/15/2026	15,275,000	15,275,000
North Carolina Capital Finance Agency Wake Forest University Project Series 3070 (Education Revenue) ††	0.27	01/01/2038	5,000,000	5,000,000
North Carolina Education Care Community Healthcare Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Hospital Revenue, Branch Banking & Trust LOC)	0.26	12/01/2036	4,745,000	4,745,000
North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.29	07/01/2028	4,630,000	4,630,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.29	12/01/2033	4,900,000	4,900,000
Piedmont NC Triad Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)	0.23	07/01/2032	3,455,000	3,455,000
Piedmont NC Triad Airport Authority Series B (Airport Revenue, Branch Banking & Trust LOC)	0.25	07/01/2029	4,630,000	4,630,000
				42,635,000

North Dakota: 0.97%
Other Municipal Debt: 0.25%
North Dakota Rural Water Finance Corporation Public Project Construction Notes Series A-4 (Water & Sewer Revenue)	1.50	09/01/2011	10,000,000	10,026,523

Variable Rate Demand Notes§: 0.72%
Fargo ND IDA Cass Clay Creamery Incorporated Project (IDR, CoBank ACB LOC)	0.41	12/01/2012	700,000	700,000
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.50	12/01/2022	2,620,000	2,620,000
North Dakota Housing Finance Agency Project (Housing Revenue)	0.29	07/01/2024	23,100,000	23,100,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010C (Miscellaneous Revenue, CoBank ACB LOC)	0.27	11/01/2028	3,000,000	3,000,000
				29,420,000

Ohio: 2.05%
Variable Rate Demand Notes§: 2.05%
Cleveland-Cuyahoga County OH Port Authority Euclid Avenue Housing Corporation Project (Housing Revenue, U.S. Bank NA LOC)	0.27	06/01/2039	3,000,000	3,000,000
Franklin County OH Health Care Facilities Ohio Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2036	14,800,000	14,800,000
Ohio Air Quality Development Authority Exempt Facilities Andersons Marathon Ethanol LLC Project Series 2007 (Energy Revenue, CoBank ACB LOC)	0.37	09/01/2037	49,500,000	49,500,000
Ohio Air Quality Development Authority Ohio Electric Corporation Project Series D (Utilities Revenue, BK Tokyo-Mitsubishi UFJ LOC)	0.28	02/01/2026	3,570,000	3,570,000
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series B (Utilities Revenue, Bank of Nova Scotia LOC)	0.23	02/01/2026	2,500,000	2,500,000
Princeton OH School District MSTR (GO - Local, NATL-RE Insured)	0.23	12/01/2030	9,480,000	9,480,000
				82,850,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma: 0.31%
Variable Rate Demand Notes§: 0.31%
Merrill Lynch PFOTER Series MT-658 (Education Revenue, Guaranteed Student Loans Insured) ††	0.36%	09/01/2037	$10,000,000	$10,000,000
Oklahoma Development Finance Authority ConocoPhillips Project Series B (Energy Revenue)	0.30	08/01/2037	2,500,000	2,500,000
				12,500,000

Oregon: 1.06%
Variable Rate Demand Notes§: 1.06%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.46	01/01/2016	825,000	825,000
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.46	01/01/2019	815,000	815,000
Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)	0.42	06/01/2017	5,500,000	5,500,000
Oregon Health & Science University Series B-2 (Education Revenue, U.S. Bank NA LOC)	0.24	07/01/2027	3,280,000	3,280,000
Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.24	06/15/2027	17,300,000	17,300,000
Portland OR Portland International Airport (Port, Airport, & Marina Authority Revenue)	0.26	07/01/2026	15,300,000	15,300,000
				43,020,000

Other: 3.41%
Variable Rate Demand Notes§: 3.41%
Clipper Tax-Exempt Certified Trust Series 2004-04 (GO - State)	0.31	05/01/2013	5,000,000	5,000,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (GO - State, FHLMC Insured)	0.31	10/01/2011	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (GO - Local, U.S. Bank NA LOC)	0.29	05/01/2013	4,420,000	4,420,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, FHLMC Insured)	0.41	03/01/2012	12,765,000	12,765,000
Clipper Tax-Exempt Certified Trust Series 2009-4 (Miscellaneous Revenue)	0.41	10/01/2033	2,010,945	2,010,945
Merrill Lynch PFOTER Class A (Housing Revenue)	0.36	05/01/2032	20,860,000	20,860,000
Merrill Lynch PFOTER Class A (Housing Revenue)	0.36	05/15/2035	56,740,000	56,740,000
Merrill Lynch PFOTER Class C (Housing Revenue, Bank of Montreal LOC)	0.29	03/01/2040	21,530,000	21,530,000
				137,825,945

Pennsylvania: 3.49%
Variable Rate Demand Notes§: 3.49%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-A (Hospital Revenue) ††	0.33	02/01/2031	2,790,000	2,790,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27	04/15/2039	4,500,000	4,500,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2010 (Hospital Revenue, PNC Bank NA LOC)	0.24	05/15/2038	4,000,000	4,000,000
Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.28	10/01/2026	3,342,000	3,342,000
Bethlehem PA Municipal Products Incorporated Bethlehem Area School District Series E-12 (GO - Local, Royal Bank of Canada LOC) ††	0.27	01/05/2012	4,000,000	4,000,000
Delaware County PA IDA United Parcel Services Project (IDR)	0.20	12/01/2015	7,100,000	7,100,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Erie County PA Hospital Authority Health Facilities St. Mary’s Home Erie Project Series 2008-B (Continuing Care Retirement Community, Bank of America NA LOC)	0.30%	07/01/2038	$2,100,000	$2,100,000
Luzerne County PA Series A (Miscellaneous Revenue)	0.50	11/15/2026	10,000,000	10,000,000
Merrill Lynch PFOTER Series 385 (Hospital Revenue)	0.40	08/15/2042	15,640,000	15,640,000
Merrill Lynch PFOTER Series PT-4653 (Housing Revenue) ††	0.33	10/01/2039	3,835,000	3,835,000
Montmery County PA ID ROC RR-II-R 11856 (Hospital Revenue, FHA INS Insured) ††	0.27	02/01/2018	8,040,000	8,040,000
Montmery County PA ID ROC RR-II-R 11867 (Hospital Revenue, FHA INS Insured) ††	0.29	08/01/2030	6,200,000	6,200,000
Pennsylvania EDFA Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)	0.27	11/01/2028	1,600,000	1,600,000
Pennsylvania Housing Finance Agency (GO - Local)	0.28	10/01/2032	24,000,000	24,000,000
Pennsylvania Turnpike Commission ROC-RR II-R-12259 (Tax Revenue, BHAC-CR AMBAC Insured) ††	0.27	10/01/2013	12,150,000	12,150,000
Pennsylvania Turnpike Commission Series D (Tax Revenue, AGM Insured)	0.40	07/15/2041	4,275,000	4,275,000
Philadelphia PA Hospitals & Higher Education Facilities Childrens Hospital Project Series A (Hospital Revenue)	0.25	02/15/2014	2,400,000	2,400,000
Philadelphia PA School District GO Series 2007-A (GO - Local, Branch Banking & Trust LOC)	0.32	01/04/2029	2,240,000	2,240,000
Philadelphia PA School District Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.19	09/01/2030	4,000,000	4,000,000
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue, PNC Bank NA LOC)	0.25	03/01/2022	18,940,000	18,940,000
				141,152,000

Puerto Rico: 1.93%
Variable Rate Demand Notes§: 1.93%
Puerto Rico Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.31	07/01/2047	14,000,000	14,000,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2574 (Water & Sewer Revenue, Assured Guaranty Insured)	0.31	07/01/2047	7,500,000	7,500,000
Puerto Rico Sales Tax Finance Corporation ROC RR-II-R 11851 (Tax Revenue, BHAC-CR FGIC Insured) ††	0.27	02/01/2016	7,500,000	7,500,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue) ††	0.31	08/01/2050	23,330,000	23,330,000
Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue)	0.31	08/01/2050	25,830,000	25,830,000
				78,160,000

South Carolina: 0.71%
Variable Rate Demand Notes§: 0.71%
South Carolina Economic Development Authority Anmed Health Project Series C (Hospital Revenue, Branch Banking & Trust LOC)	0.26	02/01/2033	4,980,000	4,980,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured)	0.36	03/21/2019	9,395,000	9,395,000
South Carolina Jobs Economic Development Authority Chambers Richland County Project Series 1997 (IDR, Bank of America NA LOC)	0.36	06/01/2015	5,000,000	5,000,000
South Carolina Transportation Infrastructure Series 1283 (Tax Revenue, BHAC-CR AMBAC Insured)	0.34	04/01/2012	9,550,000	9,550,000
				28,925,000

Tennessee: 1.22%
Other Municipal Debt: 0.09%
Sevier County TN Public Building Authority (Miscellaneous Revenue)	1.25	05/01/2012	3,500,000	3,520,819

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§: 1.13%
Clarksville TN Public Building Authority Tennessee Municipal Fund Project (Miscellaneous Revenue, Bank of America NA LOC)	0.35%	10/01/2025	$1,655,000	$1,655,000
Franklin County TN Health & Educational Facilities Board University of the South Project Series 1998B (Education Revenue)	0.30	09/01/2018	6,430,000	6,430,000
Municipal Energy Acquisition Corporation PFOTER Tennessee Gas Project Series 1578 (Utilities Revenue)	0.31	12/01/2016	31,840,000	31,840,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.27	11/01/2028	1,150,000	1,150,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.29	06/01/2035	4,870,000	4,870,000
				45,945,000

Texas: 10.90%
Other Municipal Debt: 0.04%
Texas TRAN (Tax Revenue)	2.00	08/31/2011	1,690,000	1,699,210

Variable Rate Demand Notes§: 10.86%
Bexar County TX Housing Finance Corporation MFHR Palisades Park Apartments Project (Housing Revenue, FHLMC Insured)	0.26	09/01/2039	4,000,000	4,000,000
Brownsville TX Utility Systems Series DBE-533 (Utilities Revenue, AMBAC Insured)	0.26	09/01/2013	3,500,000	3,500,000
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Water & Sewer Revenue)	0.31	10/01/2018	1,460,000	1,460,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue)	0.31	09/01/2014	28,780,000	28,780,000
Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project (Miscellaneous Revenue, Bank of the West LOC)	0.26	08/01/2035	10,000,000	10,000,000
Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)	0.26	07/01/2032	12,250,000	12,250,000
Dallas TX Area Rapid Transit Sales Tax Revenue (Tax Revenue, AGM-CR AMBAC Insured) ††	0.26	06/01/2015	4,000,000	4,000,000
Forney TX PFOTER (GO - State)	0.25	08/15/2033	10,205,000	10,205,000
Harris County TX Industrial Development Corporation (IDR)	0.12	03/01/2024	6,800,000	6,800,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Energy Revenue)	0.28	03/01/2023	5,950,000	5,950,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)	0.23	03/01/2023	4,650,000	4,650,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.36	02/01/2048	12,065,000	12,065,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Housing Revenue, FHLMC Insured)	0.36	04/01/2040	3,570,000	3,570,000
Jewett Economic Development Corporation Nucor Corporation Project (IDR)	0.32	08/01/2038	6,200,000	6,200,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Miscellaneous Revenue)	0.42	05/01/2033	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Miscellaneous Revenue)	0.44	04/01/2037	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (Energy Revenue)	0.34	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26	12/01/2039	19,950,000	19,950,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	1,600,000	1,600,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Energy Revenue)	0.35	07/01/2029	48,500,000	48,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Energy Revenue)	0.40	01/01/2030	20,000,000	20,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Energy Revenue)	0.40	01/01/2030	16,500,000	16,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Energy Revenue)	0.40%	01/01/2032	$22,500,000	$22,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)	0.40	04/01/2028	3,500,000	3,500,000
RBC Municipal Products Incorporated Series E-18 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27	06/01/2032	7,395,000	7,395,000
San Antonio TX DRIVER Trust Series 3247 (Utilities Revenue) ††	0.26	02/01/2032	2,730,000	2,730,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)	0.36	03/30/2019	12,845,000	12,845,000
Texas Department of Housing & Community Affairs Costa Mariposa Apartments Project (Housing Revenue, Bank of America NA LOC)	0.28	05/01/2042	6,845,000	6,845,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	0.27	09/01/2038	7,755,000	7,755,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.36	03/21/2019	8,610,000	8,610,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.33	12/15/2026	75,000,000	75,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.33	12/15/2026	11,578,950	11,578,950
Texas Veterans Housing Assistance Project Series II-D (GO - State, Sumitomo Trust & Banking Company LOC)	0.32	12/01/2034	10,790,000	10,790,000
				439,463,950

Utah: 0.04%
Variable Rate Demand Note§: 0.04%
Merrill Lynch PFOTER Class A (Housing Revenue, FHLMC Insured)	0.29	01/01/2032	1,600,000	1,600,000

Virginia: 1.75%
Variable Rate Demand Notes§: 1.75%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Housing Revenue, Royal Bank of Canada LOC)	0.38	01/01/2014	17,530,000	17,530,000
Arlington County VA IDA Westover Apartments Series A (IDR)	0.31	08/01/2047	4,000,000	4,000,000
Fairfax County VA IDA Inova Health Project Series A-1 (Hospital Revenue)	0.38	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.31	11/15/2036	25,010,000	25,010,000
Norfolk VA Economic Development Authority Sentra Healthcare Project (Hospital Revenue)	0.38	11/01/2034	5,905,000	5,905,000
Stafford County VA Eclipse Funding Trust Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.25	08/01/2015	11,400,000	11,400,000
				70,845,000

Washington: 1.01%
Variable Rate Demand Notes§: 1.01%
Chelan County WA Public Utility District No. 1 Chelan Hydro Construction Systems Series 2001-A (Utilities Revenue, BHAC-CR NATL-RE Insured) ††	0.36	01/01/2030	2,770,000	2,770,000
Deutsche Bank Spears Lifers Trust Series DB-446 (GO - Local)	0.26	06/01/2028	2,855,000	2,855,000
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured Morgan Stanley LOC) ††	0.26	01/01/2039	4,790,000	4,790,000
Pierce County WA ED Truss Company Project (IDR, U.S. Bank NA LOC)	0.30	01/01/2020	2,475,000	2,475,000
Port Tacoma WA ROC-RR-II-R 12056 (Port, Airport, & Marina Authority Revenue, FSA-CR FGIC Insured)	0.32	06/26/2014	9,900,000	9,900,000
Washington Series 2650-Z (GO - State, FSA Insured)	0.27	07/01/2013	1,000,000	1,000,000
Washington State (GO - State, FSA-CR FGIC Insured) ††	0.26	01/01/2031	11,625,000	11,625,000
Washington State Health Care Facilities Authority Swedish Health Services Series B (Hospital Revenue, CitiBank NA LOC)	0.25	11/15/2046	5,000,000	5,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)	0.50%	12/01/2026	$620,000	$620,000
				41,035,000

West Virginia: 0.32%
Variable Rate Demand Notes§: 0.32%
West Virginia Economic Development Authority Appalachian Power Company Series B (Resource Recovery Revenue, Sumitomo Mitsui Banking LOC)	0.28	12/01/2042	3,000,000	3,000,000
West Virginia Economic Development Authority Appalachian Power Company Series B (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.33	02/01/2036	7,000,000	7,000,000
West Virginia Economic Development Authority Ohio Power Company Kammer Series B (Utilities Revenue, Bank of Nova Scotia LOC)	0.24	07/01/2014	3,000,000	3,000,000
				13,000,000

Wisconsin: 2.37%
Other Municipal Debt: 0.46%
Wisconsin Rural Water Construction Loan Program Commission Series 2010 (Water & Sewer Revenue)	1.50	11/01/2011	4,550,000	4,570,380
Wisconsin State Health & Educational Facilities (Hospital Revenue, Branch Banking & Trust LOC)	0.42	09/01/2011	14,000,000	14,000,000
				18,570,380

Variable Rate Demand Notes§: 1.91%
Brodhead WI ID Stoughton Trailers Incorporated Project (IDR, Bank One NA LOC)	0.37	08/01/2020	6,800,000	6,800,000
Menomonee Falls WI ID Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.31	09/01/2021	1,545,000	1,545,000
West Bend WI ID Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	0.65	09/01/2019	895,000	895,000
Wisconsin HEFA Capital Lakes Incorporated Project Series A (Health Revenue, KBC Bank NV LOC)	0.27	03/01/2038	3,750,000	3,750,000
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.37	05/01/2035	4,620,000	4,620,000
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.42	09/01/2037	2,270,000	2,270,000
Wisconsin Housing & Economic Development Authority Series C (GO - Local)	0.32	09/01/2023	10,500,000	10,500,000
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured)	0.32	03/01/2028	10,005,000	10,005,000
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured)	0.32	09/01/2035	2,150,000	2,150,000
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	0.30	09/01/2038	11,980,000	11,980,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)	0.34	07/01/2013	8,990,000	8,990,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.22	04/01/2028	13,795,000	13,795,000
				77,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Wyoming: 0.97%
Variable Rate Demand Notes§: 0.97%
Sublette County WY Pollution Control Revenue Exxon Project Series A (Energy Revenue)		0.17%	07/01/2017	$11,500,000	$11,500,000
Sublette County WY Pollution Control Revenue Exxon Project Series B (Energy Revenue)		0.17	07/01/2017	11,000,000	11,000,000
Wyoming CDA Series 1424-R (Housing Revenue)		0.40	06/01/2014	9,535,000	9,535,000
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)		0.26	12/01/2043	7,100,000	7,100,000
					39,135,000

Total Municipal Bonds and Notes (Cost $3,966,564,747)					3,966,564,747

Total Investments in Securities (Cost $4,033,464,747)*	99.66%				4,033,464,747
Other Assets and Liabilities, Net	0.34				13,672,919

Total Net Assets	100.00%				$4,047,137,666

§	These securities are subject to a demand feature which reduces the effective maturity.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(q)	Credit enhancement is provided by an affiliate.
(i)	Illiquid security.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.62%
Alabama: 4.14%
Variable Rate Demand Notes§: 4.14%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ††	0.26%	05/15/2015	$23,625,000	$23,625,000
Calhoun County AL Economic Development Council Southern Bag Expansion Project Series 1998 (IDR, BankBoston NA LOC)	0.54	03/01/2013	1,150,000	1,150,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.26	12/01/2043	5,000,000	5,000,000
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27	11/01/2027	8,000,000	8,000,000
Mobile AL LLC Project Series 2006 (IDR)	0.31	08/01/2031	6,000,000	6,000,000
Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)	0.26	07/01/2040	22,500,000	22,500,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	55,200,000	55,200,000
Sylacauga AL Harrells Fertilizer Incorporated (IDR, Bank of America NA LOC)	0.55	04/01/2021	2,000,000	2,000,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (Energy Revenue, JPMorgan Chase Bank LOC)	0.30	03/01/2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-C (Energy Revenue, JPMorgan Chase Bank LOC)	0.30	12/01/2027	10,000,000	10,000,000
				143,475,000

Arizona: 0.97%
Variable Rate Demand Notes§: 0.97%
Arizona Health Facilities Authority Hospital System BNP 2007-008 (Hospital Revenue)	0.36	02/01/2042	12,390,000	12,390,000
Maricopa County AZ IDA MFHR Village at Sun Valley Apartments Project (Housing Revenue, FHLMC Insured)	0.29	11/01/2043	3,080,000	3,080,000
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services LOC)	0.41	11/01/2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.41	08/01/2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR)	0.31	10/01/2026	3,225,000	3,225,000
Phoenix AZ IDA Series A (Housing Revenue, Bank of America NA LOC)	0.31	04/01/2033	500,000	500,000
Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.28	09/01/2038	4,900,000	4,900,000
Pima County AZ IDA Eastside Apartments Series B (Housing Revenue, FNMA Insured)	0.32	02/15/2031	800,000	800,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services Southwest LOC)	0.41	08/01/2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services Southwest LOC)	0.41	05/01/2027	1,250,000	1,250,000
				33,495,000

California: 4.24%
Variable Rate Demand Notes§: 4.24%
ABAG Finance Authority for Nonprofit Corporation California Oshman Family Jewish Community (Miscellaneous Revenue, LaSalle National Bank NA LOC)	0.25	06/01/2037	9,050,000	9,050,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)	0.24%	08/01/2035	$100,000	$100,000
ABAG Finance Authority for Nonprofit Corporation California Valley Christian Schools (Education Revenue, Bank of America NA LOC)	0.26	07/01/2039	19,800,000	19,800,000
ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.26	10/01/2034	2,900,000	2,900,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)	0.26	04/15/2035	1,200,000	1,200,000
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)	0.35	08/01/2033	1,685,000	1,685,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.36	05/15/2018	900,000	900,000
California CDA Refunding MFHR Series 381 (Housing Revenue, FHLMC Insured)	0.35	02/01/2050	600,000	600,000
California Infrastructure & Economic Development Bank ROC-RR-II-R-11527 (Transportation Revenue, AMBAC Insured)	0.24	07/01/2030	1,200,000	1,200,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.23	08/01/2037	1,850,000	1,850,000
California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase Bank LOC)	0.26	11/01/2026	4,000,000	4,000,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO - State, Branch Banking & Trust LOC, FSA Insured)	0.41	07/10/2027	1,565,000	1,565,000
California State Kindergarten Series B-2 (Miscellaneous Revenue, CitiBank NA LOC)	0.22	05/01/2034	1,750,000	1,750,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	400,000	400,000
California State Series A2 (GO - State, Bank of Montreal LOC)	0.21	05/01/2033	10,725,000	10,725,000
California State Series A3 (GO - State, Bank of Montreal LOC)	0.20	05/01/2033	5,850,000	5,850,000
California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)	0.25	06/15/2038	2,750,000	2,750,000
California Statewide CDA Gas Supply (Energy Revenue)	0.25	11/01/2040	20,000,000	20,000,000
California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)	0.30	06/01/2036	395,000	395,000
Deutsche Bank Spears Lifers Trust DBE-395 (Water & Sewer Revenue, AMBAC Insured)	0.25	09/01/2031	14,680,000	14,680,000
Deutsche Bank Spears Lifers Trust Series 445 (GO - Local, FSA Insured)	0.26	08/01/2032	11,570,000	11,570,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue) ††	0.34	11/15/2025	8,000,000	8,000,000
Los Angeles CA Power System Subseries A3 (Utilities Revenue)	0.22	07/01/2035	550,000	550,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.24	12/15/2024	2,150,000	2,150,000
Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)	0.35	10/01/2050	400,000	400,000
Riverside CA Multifamily Sierra A PFOTER (Housing Revenue, Swiss Bank LOC)	0.35	05/01/2027	1,090,000	1,090,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.26	05/15/2034	1,650,000	1,650,000
San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)	0.28	12/01/2019	400,000	400,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.27	09/15/2032	2,500,000	2,500,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)	0.26	07/01/2036	1,495,000	1,495,000
Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)	1.75	05/01/2040	7,970,000	7,970,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.27	12/01/2038	7,655,000	7,655,000
				146,830,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado: 1.16%
Variable Rate Demand Notes§: 1.16%
Colorado Agriculture Development Authority Garrett & Carla Devries Project Series 2006 (Miscellaneous Revenue, Bank of the West LOC)	0.46%	06/01/2031	$3,300,000	$3,300,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.27	12/01/2037	5,700,000	5,700,000
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.31	01/01/2032	3,730,000	3,730,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC) ††	0.63	09/01/2023	2,405,000	2,405,000
Commerce City CO Northern Infrastructure General Improvement District (GO - Local, U.S. Bank NA LOC)	0.28	12/01/2028	1,500,000	1,500,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)	0.29	12/15/2038	8,150,000	8,150,000
Denver CO City & County Western Stock Show Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.34	07/01/2029	1,820,000	1,820,000
Denver CO Urban Renewal Authority Tax Increment Downtown Denver Project Series A-1 (Tax Revenue, U.S. Bank NA LOC)	0.26	12/01/2025	3,850,000	3,850,000
Fort Collins CO Economic Development Oakridge Project Series A (Health Revenue, U.S. Bank NA LOC)	0.30	12/01/2032	1,000,000	1,000,000
Harvest Junction CO Metropolitan District GO Series 2006 (GO - Local, U.S. Bank NA LOC)	0.32	12/01/2036	3,360,000	3,360,000
Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.40	11/01/2020	1,250,000	1,250,000
Meridian Ranch CO Metropolitan District GO Series 2009 (GO - Local, U.S. Bank NA LOC)	0.28	12/01/2038	4,270,000	4,270,000
				40,335,000

Delaware: 1.61%
Variable Rate Demand Notes§: 1.61%
Delaware State Economic Development Authority Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.28	08/01/2029	33,700,000	33,700,000
Delaware State Economic Development Authority Delaware Clean Power Project Series 1997-C (Resource Recovery Revenue)	0.25	08/01/2029	14,600,000	14,600,000
Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)	0.25	07/01/2039	7,360,000	7,360,000
				55,660,000

District of Columbia: 0.45%
Other Municipal Debt: 0.15%
District of Columbia Tax & Revenue Anticipate Notes (Tax Revenue)	2.00	09/30/2011	5,000,000	5,033,377

Variable Rate Demand Notes§: 0.30%
District of Columbia Enterprise Zone 14th & Irving (Miscellaneous Revenue, Bank of America NA LOC)	0.59	05/01/2022	1,795,000	1,795,000
District of Columbia Wesley Theological Seminary Issue Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.28	12/01/2048	4,910,000	4,910,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR FGIC Insured)	0.38	10/01/2014	3,755,000	3,755,000
				10,460,000

Florida: 6.74%
Variable Rate Demand Notes§: 6.74%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.44	11/01/2022	1,850,000	1,850,000
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.27	04/15/2041	7,400,000	7,400,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)	0.30%	06/15/2034	$4,230,000	$4,230,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.29	02/01/2015	2,200,000	2,200,000
Deutsche Bank FL Spears Lifers Trust Series DB-553 (Miscellaneous Revenue, FGIC Insured)	0.26	08/01/2022	2,825,000	2,825,000
Deutsche Bank FL Spears Lifers Trust Series DB-563 (Miscellaneous Revenue, FSA Insured)	0.31	10/01/2022	5,660,000	5,660,000
Escambia County FL Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)	0.33	02/01/2017	1,905,000	1,905,000
Florida Housing Finance Corporation Brentwood Club Apartments Series A-1 (Housing Revenue, FNMA LOC)	0.27	01/15/2035	4,545,000	4,545,000
Florida Housing Finance Corporation MFHR College Park Apartments Series 1999 (Housing Revenue, FHLMC Insured)	0.30	07/01/2036	9,475,000	9,475,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)	0.27	12/15/2041	1,860,000	1,860,000
Florida Housing Finance Corporation Pinewood Pointe Series C (Housing Revenue)	0.54	06/01/2044	9,515,000	9,515,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.27	10/01/2023	6,400,000	6,400,000
Greater Orlando FL Aviation Authority Flight Safety Project Series B (Airport Revenue)	0.27	10/01/2035	6,900,000	6,900,000
Highlands County FL HFFA Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue)	0.24	11/15/2021	12,095,000	12,095,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured) ††	0.41	10/01/2032	8,645,000	8,645,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.30	09/15/2038	1,230,000	1,230,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)	0.27	07/15/2033	3,300,000	3,300,000
Jacksonville FL HFFA Hospital Series A (Hospital Revenue, Bank of America NA LOC)	0.25	08/15/2033	4,440,000	4,440,000
Lake County FL Capital Improvement Deutsche Bank Spears Trust Series 2007 (Tax Revenue, AMBAC Insured)	0.26	06/01/2037	6,942,000	6,942,000
Lee County FL HFA SFHR Series 2908Z (Housing Revenue, GNMA/FNMA Insured)	0.41	09/01/2015	3,555,000	3,555,000
Lee County FL HFA SFHR Series 2909Z (Housing Revenue, GNMA/FNMA Insured)	0.41	09/01/2015	3,560,000	3,560,000
Miami-Dade County FL Educational Facilities Authority Carlos Albizu University Project Series 2000 (Education Revenue, Bank of America NA LOC)	0.31	12/01/2025	5,700,000	5,700,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR AMBAC Insured)	0.27	04/01/2037	9,900,000	9,900,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.32	03/01/2024	11,000,000	11,000,000
Orange County FL Health Facilities Authority Adventist Health System (Health Revenue)	0.23	11/15/2026	5,000,000	5,000,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.30	05/15/2038	7,030,000	7,030,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)	0.30	04/15/2040	7,650,000	7,650,000
Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)	0.49	08/01/2017	1,000,000	1,000,000
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)	0.22	11/01/2038	52,950,000	52,950,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29	08/01/2028	4,930,000	4,930,000
Polk County FL IDA HCFR Winter Haven Hospital Series B (Hospital Revenue, PNC Bank NA LOC)	0.26	09/01/2034	5,400,000	5,400,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Hospital Revenue, PNC Bank NA LOC)	0.26	09/01/2036	4,570,000	4,570,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Polk County FL IDA Sun Orchard Florida Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.87%	01/01/2019	$795,000	$795,000
RBC Municipal Products Incorporated Trust Series E2 (Housing Revenue, Royal Bank of Canada LOC)	0.33	01/01/2034	1,580,000	1,580,000
Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.31	10/01/2041	1,700,000	1,700,000
South Florida Water Management District ROC-RR-II-R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured) ††	0.26	04/01/2015	3,400,000	3,400,000
Tallahassee FL Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)	0.37	10/01/2015	1,975,000	1,975,000
University of South Florida Research Foundation Technology Center Project Series B (Education Revenue, Bank of America NA LOC)	0.29	12/01/2019	600,000	600,000
				233,712,000

Georgia: 2.33%
Variable Rate Demand Notes§: 2.33%
Atkinson & Coffee Counties Joint Development Authority GA Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.41	11/01/2033	16,800,000	16,800,000
Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.28	11/01/2030	2,900,000	2,900,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.37	01/18/2027	2,455,000	2,455,000
Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)	0.69	01/01/2018	3,300,000	3,300,000
Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America NA LOC)	0.29	04/01/2034	3,930,000	3,930,000
Georgia State Port Authority (Port, Airport, & Marina Authority Revenue, Branch Banking & Trust LOC)	0.37	06/01/2022	3,600,000	3,600,000
Georgia State Port Authority (Port, Airport, & Marina Authority Revenue, Branch Banking & Trust LOC)	0.37	10/01/2023	3,660,000	3,660,000
Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)	0.26	08/01/2040	18,300,000	18,300,000
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured) ††	0.26	07/01/2020	18,605,000	18,605,000
Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)	0.27	10/01/2032	1,855,000	1,855,000
Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)	0.27	10/01/2036	5,500,000	5,500,000
				80,905,000

Idaho: 0.82%
Variable Rate Demand Notes§: 0.82%
Cassia County ID Industrial Development Corporation East Valley Cattle LLC Project Series 2006 (Miscellaneous Revenue)	0.31	08/01/2026	7,000,000	7,000,000
Cassia County ID Industrial Development Corporation Vance Dairy Construction Project Series 2007 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.46	06/01/2027	2,000,000	2,000,000
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal LOC)	0.26	12/01/2029	19,420,000	19,420,000
				28,420,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois: 4.70%
Variable Rate Demand Notes§: 4.70%
Austin Trust Various States Various Certificates Bank of America Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)	0.36%	08/15/2047	$3,180,000	$3,180,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.35	07/01/2033	3,240,000	3,240,000
Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)	0.29	01/01/2035	10,000,000	10,000,000
Chicago IL Municipal Securitization Trust Receipts GO Class A Series 56 (GO - Local, Societe Generale LOC, FGIC Insured)	0.26	01/01/2030	3,270,000	3,270,000
Chicago IL O’Hare International Airport Deutsche Bank Spears Trust Series 2005-A (Airport Revenue, AMBAC Insured)	0.26	01/01/2022	2,175,000	2,175,000
Chicago IL Project Series B-2 (Tax Revenue)	0.27	01/01/2034	13,850,000	13,850,000
Chicago IL ROC RR II R-11940 (Tax Revenue) ††	0.31	07/01/2028	1,400,000	1,400,000
Chicago IL Series F (Tax Revenue)	0.50	01/01/2042	4,000,000	4,000,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series A (Tax Revenue, Northern Trust Company LOC)	0.30	12/01/2011	1,560,000	1,560,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series B (Tax Revenue, Northern Trust Company LOC)	0.30	12/01/2014	1,975,000	1,975,000
Chicago IL Wastewater Transmission ROC RR II R-720PB (Water & Sewer Revenue, FSA, FGIC Insured)	0.30	01/01/2015	3,930,000	3,930,000
City of Chicago IL (Tax Revenue)	0.27	01/01/2034	2,100,000	2,100,000
Cook County IL Series 559 (Tax Revenue, NATL-RE Insured)	0.31	05/15/2012	2,665,000	2,665,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, U.S. Bank NA LOC)	0.33	12/01/2013	3,125,000	3,125,000
Hamilton IL Hamilton Memorial Hospital District Project Series 2007 (Hospital Revenue, Sovereign Bank LOC)	0.55	11/01/2037	17,935,000	17,935,000
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.28	02/01/2033	650,000	650,000
Illinois Development Finance Authority MCL Incorporated Project (IDR)	0.67	06/01/2017	2,215,000	2,215,000
Illinois Development Finance Authority PCR A.E. Staley Manufacturing Company Project Series 1985 (IDR, RaboBank International LOC)	0.27	12/01/2016	7,500,000	7,500,000
Illinois Development Finance Authority Residential Rental Harris Pavilion Project Series 1994 (Housing Revenue, FHLMC Insured)	0.30	04/01/2024	6,450,000	6,450,000
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.29	04/01/2037	1,300,000	1,300,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)	0.25	01/01/2048	3,000,000	3,000,000
Illinois Finance Authority International Ink Company (IDR, JPMorgan Chase Bank LOC)	0.37	01/01/2034	830,000	830,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.67	12/01/2018	645,000	645,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Hospital Revenue, JPMorgan Chase Bank LOC)	0.27	05/15/2035	10,110,000	10,110,000
Illinois Housing Development Authority Homeowner Mortgage (Housing Revenue)	0.28	08/01/2035	8,600,000	8,600,000
Illinois Regional Transit Authority MSTR Series 55 Class A (Tax Revenue, Societe Generale LOC, FGIC GO of Authority Insured)	0.26	11/01/2021	2,420,000	2,420,000
Illinois State Toll Highway Authority Priority RMKT-A- 2A (Transportation Revenue)	0.29	07/01/2030	5,500,000	5,500,000
Lake County IL Brown Paper Goods Project (IDR, Bank One NA LOC)	0.67	10/01/2021	1,240,000	1,240,000
Lake County IL Countryside Landfill Incorporated (Resource Recovery Revenue, JPMorgan Chase Bank LOC)	0.31	04/01/2021	3,470,000	3,470,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.37	07/01/2029	2,600,000	2,600,000
Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)	0.31	10/01/2026	1,010,000	1,010,000
Lake Zurich IL Rose RD LLC Project (IDR, Bank of New York LOC)	0.67	12/01/2029	1,300,000	1,300,000
Metropolitan Pier & Exposition Authority Series 3221 (Tax Revenue) ††	0.26	06/15/2050	12,500,000	12,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Schaumburg IL GO ROC-RR-II-R-11698 (GO - Local, BHAC-CR FGIC Insured) ††	0.26%	12/01/2032	$5,200,000	$5,200,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.66	12/01/2014	1,850,000	1,850,000
Warren County IL Monmouth College Project (Education Revenue, PNC Bank NA LOC)	0.28	12/01/2032	9,145,000	9,145,000
West Frankfort IL Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.33	11/01/2012	800,000	800,000
				162,740,000

Indiana: 1.70%
Variable Rate Demand Notes§: 1.70%
City of Crawfordsville IN Economic Development (IDR, Bank of America NA LOC)	0.33	10/01/2018	800,000	800,000
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.29	09/01/2029	2,540,000	2,540,000
Indiana Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.34	06/01/2016	885,000	885,000
Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009-A (Hospital Revenue) ††	0.33	11/01/2033	5,000,000	5,000,000
Indiana HEFA Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)	0.26	02/15/2030	955,000	955,000
Indiana HEFA Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)	0.25	02/15/2030	2,800,000	2,800,000
Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)	0.28	10/01/2032	970,000	970,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)	0.36	10/01/2017	1,740,000	1,740,000
Lafayette IN Solid Water Disposal Tate & Lyle Ingredients Project Series 2006 (Miscellaneous Revenue)	0.31	09/01/2028	24,200,000	24,200,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.29	03/01/2041	1,490,000	1,490,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.44	11/01/2035	2,075,000	2,075,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)	0.36	10/01/2023	2,550,000	2,550,000
Valparaiso IN Economic Development Pines Village Retirement Community Project Series 2008 (Health Revenue, Centier Bank LOC)	0.29	05/01/2038	10,395,000	10,395,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, Bank One Indiana NA LOC)	0.67	09/01/2028	2,700,000	2,700,000
				59,100,000

Iowa: 1.07%
Variable Rate Demand Notes§: 1.07%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.29	08/01/2027	5,370,000	5,370,000
Iowa Finance Authority Industrial Development (IDR, Bank of America NA LOC)	0.47	06/01/2028	1,490,000	1,490,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.41	11/01/2016	2,030,000	2,030,000
Iowa Finance Authority Randy & Ronnie Hunt Partnership Project Series 2009 (Miscellaneous Revenue, Farm Credit Services LOC)	0.26	02/01/2027	3,250,000	3,250,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)	0.28	07/01/2036	12,000,000	12,000,000
Iowa Finance Authority Solid Waste Disposal Real Estate Iowa One Project Series 2006 (Resource Recovery Revenue)	0.31	10/01/2031	7,700,000	7,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.28%	04/01/2033	$2,700,000	$2,700,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.28	04/01/2035	750,000	750,000
Le Mars IA Feuerhelm Properties LP Project Series 2000-A (IDR, Farm Credit Services LOC)	0.46	03/01/2016	1,850,000	1,850,000
				37,140,000

Kansas: 0.33%
Variable Rate Demand Notes§: 0.33%
Dodge City KS Farmland National Beef Project Series 1999 (IDR)	0.31	02/01/2029	1,000,000	1,000,000
Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue, Royal Bank of Canada LOC)	0.23	11/15/2034	2,000,000	2,000,000
Olathe KS Diamant Boart Series A (IDR, Svenska HandelsBanken LOC)	0.41	03/01/2027	1,000,000	1,000,000
Olathe KS Insulite Project Series 2000 (IDR, FirStar Bank NA LOC)	0.37	06/01/2020	910,000	910,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.36	08/01/2027	3,965,000	3,965,000
Olathe KS Refunding MFHR Jefferson Place Apartments Project Series B (Housing Revenue, FHLMC Insured)	0.29	01/01/2034	2,485,000	2,485,000
				11,360,000

Kentucky: 4.13%
Other Municipal Debt: 2.35%
Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	7,500,000	7,537,007
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	74,000,000	74,029,973
				81,566,980

Variable Rate Demand Notes§: 1.78%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.32	10/01/2019	3,100,000	3,100,000
Hancock County KY Solid Waste Disposal Facilities NSA Limited Project Series 1998 (Resource Recovery Revenue, Bank of America NA LOC)	0.56	04/01/2028	7,815,000	7,815,000
Hopkins County KY Industrial Building Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.28	10/01/2017	6,500,000	6,500,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)	0.36	09/01/2022	2,650,000	2,650,000
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.31	12/01/2037	9,750,000	9,750,000
Kentucky EDFA Hospital Ashland Hospital Corporation Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.26	01/01/2038	15,000,000	15,000,000
Kentucky EDFA Madonna Manor Incorporated Project PUTTER Series P-Floats-MT-636 (Health Revenue) ††	0.33	12/01/2039	2,500,000	2,500,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.28	03/01/2021	7,450,000	7,450,000
Louisville KY Regional Airport Authority Series A (Airport Revenue)	0.22	11/01/2036	1,800,000	1,800,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.47	08/01/2015	1,400,000	1,400,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)	0.25	07/01/2038	3,715,000	3,715,000
				61,680,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana: 1.49%
Variable Rate Demand Notes§: 1.49%
Louisiana HFA (Housing Revenue, FHLMC Insured)	0.31%	12/01/2040	$4,095,000	$4,095,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Miscellaneous Revenue)	0.46	12/01/2036	4,000,000	4,000,000
Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Hospital Revenue, Bank of New York LOC)	0.25	07/01/2047	2,000,000	2,000,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.25	10/01/2033	8,000,000	8,000,000
Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.29	10/01/2028	4,300,000	4,300,000
Louisiana State Series A (GO - State, BNP Paribas LOC)	0.25	07/15/2026	6,000,000	6,000,000
Parish of St. James LA Nucor Steel LLC Series A-1 (IDR)	0.28	11/01/2040	15,300,000	15,300,000
Parish of St. James LA Nucor Steel LLC Series B-1 (IDR)	0.28	11/01/2040	8,000,000	8,000,000
				51,695,000

Maine: 0.17%
Variable Rate Demand Note§: 0.17%
Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)	0.24	06/01/2038	6,000,000	6,000,000

Maryland: 1.74%
Other Municipal Debt: 0.84%
Montgomery County MD Series 10-A (Miscellaneous Revenue, PNC Bank NA LOC)	0.28	07/06/2011	14,200,000	14,200,000
Montgomery County MD Series 10-B (Miscellaneous Revenue, State Street Bank LOC)	0.28	07/06/2011	15,000,000	15,000,000
				29,200,000

Variable Rate Demand Notes§: 0.90%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.31	11/01/2033	4,465,000	4,465,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC Insured)	0.27	11/01/2038	3,000,000	3,000,000
Maryland Economic Development Corporation YMCA Central Maryland Incorporated Project Series 2003 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29	04/01/2028	2,200,000	2,200,000
Maryland Health & HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)	0.26	07/01/2029	5,940,000	5,940,000
Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)	0.36	02/01/2040	2,000,000	2,000,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)	0.28	11/01/2032	500,000	500,000
Montgomery County MD SFHR Series F (Housing Revenue, FNMA LOC)	0.28	07/01/2038	10,000,000	10,000,000
University System of Maryland COP College Business School Project Series 2000 (Miscellaneous Revenue, Bank of America NA LOC)	0.31	06/01/2015	2,920,000	2,920,000
				31,025,000

Massachusetts: 0.89%
Variable Rate Demand Notes§: 0.89%
Massachusetts Development Finance Agency Georgetown Village Apartments Series A (Housing Revenue, FNMA Insured)	0.28	07/15/2036	3,800,000	3,800,000
Massachusetts Development Finance Agency Resource Recovery Waste Management Incorporated Project Series 1999 (Resource Recovery Revenue, Bank of America NA LOC)	0.34	07/01/2029	3,000,000	3,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Massachusetts Municipal Securitization Trust Receipts GO Class A (GO - State, Societe Generale LOC, FGIC Insured)	0.26%	05/01/2037	$4,250,000	$4,250,000
Massachusetts Municipal Securitization Trust Receipts GO Class A (GO - State, Societe Generale LOC, AMBAC Insured)	0.26	08/01/2037	7,625,000	7,625,000
Massachusetts State Development Finance Agency Wheelabrator Millbury Project (Resource Recovery Revenue, JPMorgan Chase Bank LOC)	0.24	05/01/2027	9,050,000	9,050,000
Massachusetts State HEFA Series N-1 (Education Revenue)	0.21	08/15/2040	3,200,000	3,200,000
				30,925,000

Michigan: 4.93%
Other Municipal Debt: 1.79%
Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,000,000	5,017,772
Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	6,000,000	6,029,370
Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	6,000,000	6,029,370
Michigan State Hospital Finance Authority Series 08-C (Hospital Revenue)	0.29	05/24/2011	20,000,000	20,000,000
Michigan State Hospital Finance Authority Series 08-C (Hospital Revenue)	0.29	07/12/2011	10,000,000	10,000,000
Michigan State Hospital Finance Authority Series 08-C (Hospital Revenue)	0.29	07/18/2011	10,000,000	10,000,000
Michigan State Series A (Tax Revenue)	2.00	09/30/2011	5,000,000	5,032,396
				62,108,908

Variable Rate Demand Notes§: 3.14%
Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)	0.26	06/01/2034	800,000	800,000
Michigan HDA Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)	0.30	10/01/2040	14,405,000	14,405,000
Michigan HDA Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)	0.30	04/01/2041	28,640,000	28,640,000
Michigan Higher Education Authority Student Loan RBC Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)	0.29	09/01/2026	40,495,000	40,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Hospital Revenue)	0.35	11/15/2049	7,100,000	7,100,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.28	10/01/2037	9,525,000	9,525,000
Michigan State Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.30	04/01/2042	5,900,000	5,900,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.36	08/01/2025	1,015,000	1,015,000
Michigan Strategic Fund Limited Methodist Childrens Home Project Series 1995 (Miscellaneous Revenue, Bank One Michigan LOC)	0.47	08/01/2015	700,000	700,000
				108,580,000

Minnesota: 3.77%
Other Municipal Debt: 0.37%
City of Rochester MN Health Care Series 92 A (Health Revenue)	0.25	05/02/2011	10,700,000	10,700,000
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,010,898
				12,710,898

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§: 3.40%
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	0.30%	11/15/2032	$5,005,000	$5,005,000
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.36	07/15/2032	1,410,000	1,410,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.30	07/15/2032	4,190,000	4,190,000
Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)	0.38	01/01/2012	965,000	965,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.30	01/15/2038	1,000,000	1,000,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)	0.26	09/01/2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.26	08/15/2038	1,150,000	1,150,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)	0.30	04/15/2035	2,800,000	2,800,000
Mahtomedi MN Housing Revenue Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)	0.30	06/15/2038	3,645,000	3,645,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27	10/01/2031	3,000,000	3,000,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.25	11/15/2035	3,025,000	3,025,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26	11/15/2035	4,050,000	4,050,000
Minneapolis MN CDA C&G Partners Project (Housing Revenue, U.S. Bank NA LOC)	0.27	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.35	10/01/2024	3,840,000	3,840,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)	0.30	04/15/2035	3,600,000	3,600,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28	10/01/2021	140,000	140,000
Minneapolis MN Second Street Acquisition Series A (Housing Revenue, LaSalle Bank NA LOC)	0.36	01/01/2033	2,780,000	2,780,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.46	12/01/2048	7,945,000	7,945,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.26	03/01/2033	360,000	360,000
Minnesota State HFA Residential Housing Finance Series C (Miscellaneous Revenue)	0.28	07/01/2036	200,000	200,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, GO of Agency Insured)	0.28	07/01/2048	685,000	685,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.29	10/01/2021	3,310,000	3,310,000
Minnesota State University of St. Thomas Series 5C (Education Revenue, U.S. Bank NA LOC)	0.29	04/01/2025	400,000	400,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)	0.26	10/01/2032	4,525,000	4,525,000
Moorhead MN Solid Waste Disposal American Crystal Sugar Project Series 1997 (Resource Recovery Revenue, Wells Fargo Bank NA LOC) (q)	0.41	04/01/2012	5,500,000	5,500,000
Plymouth MN MFHR At The Lake Apartments Project (Housing Revenue, FHLMC Insured)	0.30	08/01/2034	6,015,000	6,015,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.32	10/01/2038	1,250,000	1,250,000
Rochester MN HCFR Mayo Foundation (Hospital Revenue)	0.24	08/15/2032	200,000	200,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, LaSalle Bank NA LOC)	0.36	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Series A (Housing Revenue, LaSalle Bank NA LOC)	0.32	10/01/2037	3,600,000	3,600,000
St. Cloud MN Health Central Care Series A (Hospital Revenue, U.S. Bank NA LOC)	0.24	05/01/2042	3,010,000	3,010,000
St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)	0.32	05/01/2042	1,350,000	1,350,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.30%	09/15/2031	$8,120,000	$8,120,000
St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)	0.32	06/15/2037	10,750,000	10,750,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.30	06/01/2032	2,840,000	2,840,000
St. Paul MN Housing & RDA Highland Ridge Project (Housing Revenue, FHLMC Insured)	0.26	10/01/2033	1,000,000	1,000,000
St. Paul MN Port Authority District Cooling AMT Series 12-EE (IDR, Deutsche Bank AG LOC)	0.27	03/01/2029	450,000	450,000
St. Paul MN Port Authority District Cooling Series 13-FF (IDR, Deutsche Bank AG LOC)	0.23	03/01/2029	675,000	675,000
St. Paul MN Port Authority District Cooling Series 9-BB (IDR, Deutsche Bank AG LOC)	0.23	03/01/2029	500,000	500,000
St. Paul MN Port Authority District Heating AMT Series 8-R (IDR, Deutsche Bank AG LOC)	0.27	12/01/2028	1,000,000	1,000,000
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC)	0.23	12/01/2028	2,100,000	2,100,000
St. Paul MN Port Authority District Heating Series 5-o (IDR, Deutsche Bank AG LOC)	0.23	12/01/2028	1,700,000	1,700,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)	0.24	02/01/2015	900,000	900,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.37	08/01/2032	1,200,000	1,200,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.37	04/01/2033	6,000,000	6,000,000
				118,045,000

Mississippi: 0.76%
Variable Rate Demand Notes§: 0.76%
Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO - State)	0.31	02/01/2016	14,500,000	14,500,000
Merrill Lynch PFOTER Series MT-659 (Education Revenue, Guaranteed Student Loans Insured) ††	0.44	09/01/2035	4,180,000	4,180,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.16	12/01/2030	7,700,000	7,700,000
				26,380,000

Missouri: 0.69%
Other Municipal Debt: 0.20%
St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	7,105,000	7,106,355

Variable Rate Demand Notes§: 0.49%
Clipper Tax-Exempt Certificate Trust Series 2009-12 (Housing Revenue)	0.41	03/01/2038	1,245,000	1,245,000
Jasper County MO IDA Leggett & Platt Incorporated Series 1984 (IDR, JPMorgan Chase Bank LOC)	0.28	08/01/2016	2,300,000	2,300,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)	0.28	04/01/2027	2,495,000	2,495,000
Missouri HEFA Washington University Project Series B (Education Revenue)	0.20	02/15/2033	1,000,000	1,000,000
Missouri State HEFA Ascension Health Series C3 (Health Revenue)	0.24	11/15/2039	3,000,000	3,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.39	12/01/2019	4,970,000	4,970,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.44%	04/01/2026	$1,910,000	$1,910,000
				16,920,000

Nebraska: 1.02%
Variable Rate Demand Notes§: 1.02%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.26	08/01/2039	14,895,000	14,895,000
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.35	01/12/2012	570,000	570,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.37	09/01/2031	4,310,000	4,310,000
Nebraska Investment Finance Authority Refunding MFHR Pheasant Ridge Apartments Series 2008 (Housing Revenue, FHLMC Insured)	0.31	04/01/2038	8,950,000	8,950,000
Nebraska Invitational Finance Authority Solid Waste Disposal Butler County Dairy LLC Series 2009 (Resource Recovery Revenue, Farm Credit Services LOC)	0.26	12/01/2037	6,500,000	6,500,000
				35,225,000

Nevada: 1.28%
Other Municipal Debt: 0.15%
Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	5,000,000	5,007,626

Variable Rate Demand Notes§: 1.13%
Clark County NV Highway Improvement Series DBE-669 (Tax Revenue, AMBAC Insured)	0.26	01/15/2017	3,550,000	3,550,000
Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)	0.29	07/01/2022	4,800,000	4,800,000
Eclipse Funding Trust 2006-0146 Solar Eclipse Clark (Tax Revenue, U.S. Bank NA LOC)	0.25	11/01/2032	6,970,000	6,972,720
Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	05/01/2037	8,000,000	8,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.26	06/01/2042	7,500,000	7,500,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO - Local, U.S. Bank NA LOC)	0.25	09/01/2014	8,365,000	8,378,774
				39,201,494

New Jersey: 3.75%
Other Municipal Debt: 0.29%
North Brunswick NJ BAN (GO - Local)	1.25	08/11/2011	10,000,000	10,024,806

Variable Rate Demand Notes§: 3.46%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.21	08/01/2032	7,445,000	7,445,000
Clipper Tax Exempt Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Insured)	0.31	01/01/2018	4,300,000	4,300,000
Deutsche Bank Spears Lifers Trust (Transportation Revenue, FSA Insured)	0.25	12/15/2033	7,000,000	7,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3808 (Tax Revenue) ††	0.27	06/23/2011	9,000,000	9,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3811 (Tax Revenue) ††	0.27	06/23/2011	14,000,000	14,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New Jersey Deutsche Bank Spears Trust Series 2006-B (Miscellaneous Revenue, FSA Insured)	0.26%	12/15/2034	$3,305,000	$3,305,000
New Jersey Economic Development Authority Lawrenceville School Project (Education Revenue)	0.20	07/01/2031	2,300,000	2,300,000
New Jersey Economic Development Authority School Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	11/01/2034	4,800,000	4,800,000
New Jersey EDA The Peddie School Project Series B (Education Revenue)	0.25	02/01/2029	4,700,000	4,700,000
New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)	0.23	07/01/2026	1,200,000	1,200,000
New Jersey Health Care Facilities Financing Authority Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	3,200,000	3,200,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) ††	0.41	06/01/2016	14,350,000	14,350,000
New Jersey State TTFA PUTTER 2009-70 (Miscellaneous Revenue)	0.26	12/15/2023	21,500,000	21,500,000
New Jersey State TTFA PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)	0.25	12/15/2031	15,065,000	15,065,000
New Jersey State TTFA Series 146 (Miscellaneous Revenue, FSA Insured)	0.41	06/15/2011	4,945,000	4,945,000
New Jersey TTFA Series 2005-D (Miscellaneous Revenue, FSA Insured) ††	0.36	12/15/2013	2,780,000	2,780,000
				119,890,000

New Mexico: 0.86%
Other Municipal Debt: 0.12%
New Mexico State TRAN (Tax Revenue)	2.50	06/30/2011	4,000,000	4,014,167

Variable Rate Demand Notes§: 0.74%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.30	04/01/2034	4,435,000	4,435,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.26	11/01/2039	19,960,000	19,960,000
Roswell NM Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)	0.65	07/01/2036	1,410,000	1,410,000
				25,805,000

New York: 4.97%
Other Municipal Debt: 0.83%
Depew NY Free School District GO Series A (GO - Local, State Aid Withholding Insured)	1.25	06/02/2011	8,935,300	8,939,216
Oyster Bay NY BAN (GO - Local)	1.25	08/12/2011	14,000,000	14,037,049
Tarrytowns NY Union Free School District BAN (Tax Revenue, State Aid Withholding Insured)	1.50	08/12/2011	5,630,000	5,647,857
				28,624,122

Variable Rate Demand Notes§: 4.14%
New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Education Revenue)	0.26	07/01/2025	20,420,000	20,420,000
New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America NA LOC)	0.30	11/01/2036	300,000	300,000
New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)	0.41	11/15/2013	21,190,000	21,190,000
New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured) ††	0.41	11/15/2027	11,650,000	11,650,000
New York Mortgage Agency Homeowner ROC-RR-II-R-11704 (Housing Revenue) ††	0.32	10/01/2031	5,660,000	5,660,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York Mortgage Agency Homeowner Series 161 ROC-RR-II-R-11713 (Housing Revenue) ††	0.27%	10/01/2016	$4,385,000	$4,385,000
New York Mortgage Agency Homeowner Series 71 ROC-RR-II-R-11706 (Housing Revenue) ††	0.32	10/01/2024	3,480,000	3,480,000
New York Mortgage Agency Series 106 ROC-RR-II-R-11708 (Housing Revenue) ††	0.31	04/01/2034	3,000,000	3,000,000
New York Mortgage Agency Series 73-A ROC-RR-II-R-11707 (Housing Revenue) ††	0.32	10/01/2024	9,700,000	9,700,000
New York NY Housing Development Corporation MFHR (Housing Revenue)	0.53	11/01/2040	5,000,000	5,000,000
New York NY Housing Development Corporation MFHR Series 143 ROC-RR-II-R 11699 (Housing Revenue) ††	0.32	11/01/2040	1,285,000	1,285,000
New York NY Housing Development Corporation MFHR Series 2009-C1 (Housing Revenue) ††	0.26	05/01/2029	6,620,000	6,620,000
New York NY Housing Development Corporation Series C-4 (Housing Revenue)	0.26	05/01/2015	2,500,000	2,500,000
New York NY Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	7,120,000	7,120,000
New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured) ††	0.26	06/15/2016	4,200,000	4,200,000
New York NY Series I Subseries I-7 (Tax Revenue, Bank of America NA LOC)	0.27	04/01/2036	4,900,000	4,900,000
New York NY TFA Building Fiscal Year 2007 Series S-1 ROC-RR-II-R-809PB (Miscellaneous Revenue, AGC-ICC FGIC State Aid Withholding Insured)	0.27	01/15/2015	10,445,000	10,445,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue)	0.23	11/01/2022	8,075,000	8,075,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2037	3,000,000	3,000,000
New York State Power Authority Revenue & General Purpose Consented (GO - State)	0.32	03/01/2016	4,585,000	4,585,000
New York State Power Authority Revenue & General Purpose Consented (GO - State)	0.32	03/01/2020	1,000,000	1,000,000
New York Urban Development Corporation ROC-II-R-11710 (Miscellaneous Revenue) ††	0.26	03/01/2028	5,000,000	5,000,000
				143,515,000

North Carolina: 0.98%
Variable Rate Demand Notes§: 0.98%
North Carolina Capital Facilities Finance Agency (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.23	03/01/2031	5,000,000	5,000,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.29	05/01/2024	3,405,000	3,405,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.29	05/01/2030	3,875,000	3,875,000
North Carolina Education Care Community HCFR University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.27	12/01/2036	5,040,000	5,040,000
North Carolina HFA Homeownership ROC-RR-II-R-11858 (Housing Revenue) ††	0.32	01/01/2033	3,990,000	3,990,000
North Carolina Port Authority Facilities Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29	06/01/2036	3,500,000	3,500,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.37	12/01/2026	3,350,000	3,350,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.37	04/01/2018	5,880,000	5,880,000
				34,040,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Dakota: 1.17%
Other Municipal Debt: 0.10%
North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50%	09/01/2011	$3,500,000	$3,509,283

Variable Rate Demand Notes§: 1.07%
North Dakota State HFA Home Mortgage Financing (Housing Revenue)	0.29	01/01/2030	1,430,000	1,430,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue)	0.29	07/01/2037	3,000,000	3,000,000
North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)	0.26	07/01/2033	75,000	75,000
North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)	0.29	01/01/2035	2,845,000	2,845,000
Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)	0.27	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.35	09/01/2017	27,330,000	27,330,000
				36,995,000

Ohio: 1.60%
Variable Rate Demand Notes§: 1.60%
Butler County OH Capital Funding CCAO Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.26	06/01/2035	2,470,000	2,470,000
Columbus OH Regional Airport Authority Ohio Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)	0.26	01/01/2030	3,565,000	3,565,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.57	10/01/2021	1,050,000	1,050,000
Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)	0.26	01/01/2037	960,000	960,000
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue)	0.26	05/01/2038	12,060,000	12,060,000
Lorain County OH Hospital Facilities Regional Education Center Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.27	11/01/2021	2,600,000	2,600,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.33	11/01/2012	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.28	04/01/2038	1,145,000	1,145,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.28	06/01/2033	2,100,000	2,100,000
Stark County OH Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.33	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)	0.34	08/01/2038	4,965,000	4,965,000
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.28	03/01/2039	19,415,000	19,415,000
				55,480,000

Oklahoma: 0.95%
Variable Rate Demand Notes§: 0.95%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (IDR, Bank of America NA LOC)	0.59	03/01/2018	1,200,000	1,200,000
Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured) ††	0.36	09/01/2037	5,000,000	5,000,000
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.26	01/01/2028	8,425,000	8,425,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Oklahoma Turnpike Authority Series F (Transportation Revenue)	0.26%	01/01/2028	$18,335,000	$18,335,000
				32,960,000

Oregon: 0.24%
Variable Rate Demand Notes§: 0.24%
Oregon Housing & Community Services Department SFHR Series 2008-I (Housing Revenue)	0.27	07/01/2037	7,450,000	7,450,000
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.46	01/01/2016	875,000	875,000
				8,325,000

Other: 7.60%
Other Municipal Debt: 0.33%
FHLMC Multiclass Mortgage Certificates (Housing Revenue)	0.32	08/15/2045	11,323,335	11,323,335

Variable Rate Demand Notes§: 7.27%
Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC) ††	0.49	05/01/2027	18,226,002	18,226,002
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue)	0.41	06/01/2011	10,197,000	10,197,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue)	0.41	12/01/2035	3,049,000	3,049,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue)	0.41	07/01/2037	1,923,000	1,923,000
Clipper Tax-Exempt Certificate Trust Series 2009-4 (Miscellaneous Revenue)	0.41	10/01/2033	494,055	494,055
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)	0.31	05/01/2017	28,601,000	28,601,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.31	05/01/2017	18,953,000	18,953,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)	0.31	06/15/2036	33,655,000	33,655,000
PFOTER Class C PPT 1001 (Miscellaneous Revenue, FHLMC Insured)	0.29	03/01/2040	50,940,000	50,940,000
PFOTER PPT 1005 Term A (Miscellaneous Revenue, FHLMC Insured)	0.36	05/15/2035	54,970,000	54,970,000
SunAmerica Trust Various States Class A Certificates Series 2 (Miscellaneous Revenue, FHLMC Insured)	0.33	07/01/2041	30,900,000	30,900,000
				251,908,057

Pennsylvania: 4.51%
Variable Rate Demand Notes§: 4.51%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27	04/15/2039	9,700,000	9,700,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue) ††	0.33	02/01/2031	2,770,000	2,770,000
Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.28	10/01/2026	1,403,000	1,403,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.42	09/01/2032	6,300,000	6,300,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27	11/01/2011	11,000,000	11,000,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009-A-1 (Hospital Revenue) ††	0.27	02/01/2012	9,305,000	9,305,000
Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (GO - Local, Societe Generale LOC, GO of District Insured)	0.26	10/01/2034	5,085,000	5,085,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Butler County PA General Authority New Castle Area School District Project Series 2010 (GO - Local, PNC Bank NA LOC, GO of District Insured)	0.28%	03/01/2030	$2,315,000	$2,315,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.32	09/01/2026	1,180,000	1,180,000
Lehigh County PA General Purpose Authority St. Lukes Hospital Bethlehem PFOTER (Hospital Revenue)	0.40	08/15/2042	2,500,000	2,500,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.28	09/15/2031	2,125,000	2,125,000
Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)	0.28	11/01/2037	5,000,000	5,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Hospital Revenue, FHA Insured) ††	0.33	08/01/2038	14,000,000	14,000,000
Montgomery County PA IDR Series 3238 (Health Revenue, FHA Insured) ††	0.29	08/01/2030	2,600,000	2,600,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.28	06/01/2025	1,405,000	1,405,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.31	08/01/2022	1,400,000	1,400,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.28	05/01/2027	1,600,000	1,600,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.28	11/01/2014	6,550,000	6,550,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue) ††	0.37	10/01/2019	2,140,000	2,140,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured) ††	0.36	06/01/2015	1,990,000	1,990,000
Pennsylvania State Turnpike Commission (Transportation Revenue, AGM Insured) ††	0.41	07/15/2026	8,100,000	8,100,000
PFOTER MT 566 (Miscellaneous Revenue)	0.53	08/15/2042	12,615,000	12,615,000
Philadelphia PA Gas Works Deutsche Bank Spears Trust Series 1998 (Utilities Revenue, AMBAC Insured)	0.26	10/01/2022	21,620,000	21,620,000
Philadelphia PA School District GO Series 2007-A (GO - Local, Branch Banking & Trust LOC)	0.32	01/04/2029	8,800,000	8,800,000
Philadelphia PA School District GO Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.19	09/01/2030	5,000,000	5,000,000
Quakertown PA General Authority Pooled Financing Program Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	07/01/2026	5,920,000	5,920,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.25	03/01/2022	4,000,000	4,000,000
				156,423,000

Puerto Rico: 0.02%
Variable Rate Demand Note§: 0.02%
Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)	0.26	08/01/2050	800,000	800,000

Rhode Island: 0.20%
Variable Rate Demand Note§: 0.20%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured) ††	0.41	12/01/2023	6,820,000	6,820,000

South Carolina: 0.83%
Variable Rate Demand Notes§: 0.83%
Piedmont Municipal Power Agency Series B (Utilities Revenue, U.S. Bank NA LOC)	0.23	01/01/2034	8,950,000	8,950,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.31%	08/01/2025	$1,525,000	$1,525,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.29	06/01/2035	2,350,000	2,350,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)	0.27	06/01/2046	4,900,000	4,900,000
South Carolina Jobs Economic Development Authority (Utilities Revenue, Branch Banking & Trust LOC)	0.34	12/01/2038	5,000,000	5,000,000
South Carolina Jobs Economic Development Authority Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.37	03/01/2032	6,110,000	6,110,000
				28,835,000

South Dakota: 0.36%
Variable Rate Demand Notes§: 0.36%
South Dakota HDA Homeownership Mortgage Series 2009-A (Housing Revenue)	0.23	05/01/2039	4,850,000	4,850,000
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)	0.26	11/01/2019	7,500,000	7,500,000
				12,350,000

Tennessee: 0.78%
Variable Rate Demand Notes§: 0.78%
Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29	06/01/2036	2,150,000	2,150,000
Blount County TN Public Building Authority GO Series E-5-B (GO - Local, Branch Banking & Trust LOC)	0.29	06/01/2042	4,805,000	4,805,000
Franklin County TN Health & Educational Facilities Board University of the South Project Series 1994 (Education Revenue)	0.31	01/01/2013	2,900,000	2,900,000
Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)	0.42	05/01/2020	8,000,000	8,000,000
Memphis TN Health Educational & Housing Facilities Board PFOTER Corning Village Apartments (Housing Revenue, FHLMC Insured)	0.36	12/01/2047	3,370,000	3,370,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.35	01/01/2017	1,445,000	1,445,000
Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.33	02/01/2012	4,500,000	4,500,000
				27,170,000

Texas: 12.52%
Other Municipal Debt: 0.04%
Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,420,000	1,427,739

Variable Rate Demand Notes§: 12.48%
Beaumont TX Independent School District Building GO Series 2008 (GO - Local, PSF Insured)	0.26	02/15/2033	6,680,000	6,680,000
Bexar County TX Housing Finance Corporation Multifamily Apartments Project Series A PFOTER (Miscellaneous Revenue)	0.36	05/01/2032	25,640,000	25,640,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)	0.26	09/01/2036	6,285,000	6,285,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)	0.41	07/01/2022	4,900,000	4,900,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)	0.44%	05/01/2036	$500,000	$500,000
Calhoun TX Port Authority Environmental Facilities Formosa Plastics Project (Miscellaneous Revenue, Bank of America NA LOC)	0.33	11/01/2038	10,000,000	10,000,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.26	12/01/2015	12,305,000	12,305,000
Comal Independent School District ROC-RR-II-R-11907 (Tax Revenue, PSF Insured) ††	0.26	08/01/2016	2,000,000	2,000,000
Conroe TX Independent School District Unlimited Tax Building PUTTER Series 2487 (GO - Local, PSF Insured)	0.26	02/15/2014	2,250,000	2,250,000
Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)	0.26	08/01/2035	5,000,000	5,000,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Miscellaneous Revenue)	0.41	08/01/2039	1,700,000	1,700,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)	0.26	07/01/2032	12,250,000	12,250,000
Dallas TX Waterworks & Sewer Systems Series 2845 (Water & Sewer Revenue, AMBAC Insured)	0.31	10/01/2015	1,570,000	1,570,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO - Local, PSF Insured)	0.29	08/15/2014	2,970,000	2,970,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (Miscellaneous Revenue, CoBank ACB LOC)	0.26	03/01/2032	14,660,000	14,660,000
Fort Bend County TX GO PFOTER Series 1326 (GO - Local, FGIC Insured)	0.31	09/01/2012	2,730,000	2,730,000
Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.30	10/01/2029	400,000	400,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park (Resource Recovery Revenue)	0.28	03/01/2023	12,350,000	12,350,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)	0.23	03/01/2023	18,800,000	18,800,000
Houston TX Higher Education Finance Corporation (Education Revenue) ††	0.26	05/15/2018	6,000,000	6,000,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC) ††	0.27	05/15/2034	4,900,000	4,900,000
Katy TX GO Independent School District Series 2000 (GO - Local, PSF Insured)	0.27	08/15/2033	6,530,000	6,530,000
Lamar TX Independent School District Construction Refunding GO Series 2008 (GO - Local, PSF Insured)	0.26	02/15/2038	6,435,000	6,435,000
Lovejoy TX Independent School District Building GO Deutsche Bank Spears Trust Series 2008 (GO - Local, PSF Insured)	0.26	02/15/2038	3,270,000	3,270,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.29	04/01/2022	4,000,000	4,000,000
Montgomery County TX Housing Finance Corporation Park At Woodline Townhomes (Housing Revenue, Citibank NA LOC)	0.30	02/01/2038	14,355,000	14,355,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26	11/01/2040	7,200,000	7,200,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	10,200,000	10,200,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	12/01/2039	5,950,000	5,950,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	04/01/2040	4,800,000	4,800,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)	0.29	04/01/2027	1,000,000	1,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Resource Recovery Revenue)	0.35	07/01/2029	43,600,000	43,600,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.40	01/01/2030	25,500,000	25,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.40%	01/01/2032	$12,500,000	$12,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.40	04/01/2028	16,000,000	16,000,000
Rockwall TX Columbia Extrusion Corporation Project Series 1989 (IDR, Bank of America NA LOC)	0.32	07/01/2014	1,700,000	1,700,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.30	12/01/2023	3,165,000	3,165,030
San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)	0.26	02/01/2032	8,280,000	8,280,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.52	04/01/2015	6,250,000	6,250,000
Spring TX Independent School District Refunding GO Deutsche Bank Spears Trust Series 2008-A (GO - Local, PSF Insured)	0.26	08/15/2033	3,785,000	3,785,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.36	02/01/2049	12,960,000	12,960,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.33	12/15/2026	71,130,000	71,130,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.33	12/15/2026	9,842,105	9,842,105
				432,342,135

Utah: 0.15%
Variable Rate Demand Notes§: 0.15%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.41	08/01/2012	600,000	600,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.41	10/01/2021	2,400,000	2,400,000
South Valley Sewer District UT ROC-RR-II-R-11919 (Water & Sewer Revenue) ††	0.26	07/01/2016	2,080,000	2,080,000
				5,080,000

Vermont: 0.13%
Variable Rate Demand Notes§: 0.13%
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)	0.23	09/01/2038	3,250,000	3,250,000
Vermont Educational & Health Buildings North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.23	10/01/2034	1,125,000	1,125,000
				4,375,000

Virginia: 0.72%
Variable Rate Demand Notes§: 0.72%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured)	0.27	03/01/2035	800,000	800,000
Chesterfield County VA Health Center Community Residential Care Facilities Lucy Corr Village Series 2008-B (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29	12/01/2012	295,000	295,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.29	12/01/2033	4,250,000	4,250,000
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Continuing Care Retirement Community, Branch Banking & Trust LOC)	0.32	10/01/2037	2,680,000	2,680,000
Norfolk VA Economic Development Authority Hospital Facilities Sentra Healthcare Series C (Hospital Revenue)	0.38	11/01/2034	9,250,000	9,250,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.27%	08/15/2043	$2,745,000	$2,745,000
Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.26	07/01/2037	3,495,000	3,495,000
Virginia Small Business Financing Authority (IDR, Branch Banking & Trust LOC)	0.37	07/01/2024	1,420,000	1,420,000
				24,935,000

Washington: 1.87%
Variable Rate Demand Notes§: 1.87%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.35	09/01/2035	1,675,000	1,675,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured) ††	0.26	01/01/2039	1,100,000	1,100,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.25	09/01/2029	6,670,000	6,683,038
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.46	09/01/2021	3,300,000	3,300,000
Washington GO Austin Trust Variable Certificate Series 2007-A (GO - State, FSA Insured) ††	0.33	07/01/2014	4,640,000	4,640,000
Washington GO PUTTER Series 2640 (GO - State)	0.26	01/01/2016	9,995,000	9,995,000
Washington GO Series 2005-C (GO - State)	0.26	06/01/2027	5,630,000	5,630,000
Washington Housing Finance Commission Gonzaga Preparatory School (Education Revenue, Bank of America NA LOC)	0.34	09/01/2033	1,755,000	1,755,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.28	06/01/2032	5,775,000	5,775,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.29	05/15/2035	1,590,000	1,590,000
Washington Housing Finance MFHR Heatherwood Community Apartments Project Series 2002-A (Housing Revenue)	0.30	06/01/2037	3,400,000	3,400,000
Washington Housing Finance MFHR Regency Park Apartments Project Series 1999-A (Housing Revenue, FHLMC Insured)	0.30	06/01/2027	7,805,000	7,805,000
Washington St Health Care Facilities Swedish Health Services Series B (Health Revenue, Citibank NA LOC)	0.25	11/15/2046	3,000,000	3,000,000
Washington State Economic Development Finance Authority Mercer Island Partners LLC Project (IDR, U.S. Bank NA LOC)	0.30	06/01/2027	1,200,000	1,200,000
Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)	0.50	12/01/2026	2,980,000	2,980,000
Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)	0.59	02/01/2015	1,700,000	1,700,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.46	08/01/2026	2,500,000	2,500,000
				64,728,038

West Virginia: 0.66%
Variable Rate Demand Notes§: 0.66%
Kanawha County WV Kroger Company Series 2004-A (IDR, U.S. Bank NA LOC)	0.33	02/01/2012	4,500,000	4,500,000
Kanawha County WV Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)	0.33	04/01/2013	6,850,000	6,850,000
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.33	11/01/2012	3,100,000	3,100,000
West Virginia Economic Development Authority Ohio Power Company (Utilities Revenue, Bank of Nova Scotia LOC)	0.24	07/01/2014	1,200,000	1,200,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
West Virginia Economic Development Authority Solid Waste Disposal Appalachian Power Company (Resource Recovery Revenue, Sumitomo Mitsui Banking LOC)	0.28%	12/01/2042	$2,300,000	$2,300,000
West Virginia Economic Development Authority Solid Waste Disposal Appalachian Power Company (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.33	02/01/2036	3,000,000	3,000,000
West Virginia EDA Coastal Lumber Products Project Series A (IDR, Branch Banking & Trust LOC)	0.47	09/01/2015	1,160,000	1,160,000
West Virginia EDA Coastal Lumber Products Project Series B (IDR, Branch Banking & Trust LOC)	0.47	09/01/2015	700,000	700,000
				22,810,000

Wisconsin: 2.51%
Other Municipal Debt: 0.35%
Wisconsin State HEFA (Hospital Revenue, PNC Bank NA LOC)	0.42	09/01/2011	6,000,000	6,000,000
Wisconsin State HEFA (Hospital Revenue, State Street Bank & Trust Company LOC)	0.42	09/01/2011	6,000,000	6,000,000
				12,000,000

Variable Rate Demand Notes§: 2.16%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)	0.26	05/01/2037	26,000,000	26,000,000
Belgium WI Trimen Industries Incorporated Project Series 2006 (IDR, U.S. Bank NA LOC)	0.39	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.33	01/01/2027	740,000	740,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.29	01/01/2027	3,435,000	3,435,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.55	11/01/2020	1,435,000	1,435,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.35	09/01/2021	2,090,000	2,090,000
Oneida Tribe Of Indians of Wisconsin (Health Revenue, Bank of America NA LOC)	0.35	07/01/2016	6,380,000	6,380,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.35	12/01/2021	1,615,000	1,615,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.31	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.32	12/01/2022	2,100,000	2,100,000
Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)	0.26	02/01/2035	2,325,000	2,325,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)	0.39	03/01/2015	2,070,000	2,070,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.45	08/01/2019	3,420,000	3,420,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)	0.34	07/01/2013	10,310,000	10,310,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.22	04/01/2028	8,155,000	8,155,000
				75,025,000

Wyoming: 0.11%
Variable Rate Demand Note§: 0.11%
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)	0.26	12/01/2043	3,850,000	3,850,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

Total Investments in Securities (Cost $3,417,427,320)*	98.62%	$3,417,427,320
Other Assets and Liabilities, Net	1.38	47,922,443

Total Net Assets	100.00%	$3,465,349,763

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	Variable rate demand notes are subject to demand features which reduce the effective maturity.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.88%
Alabama: 2.81%
Variable Rate Demand Notes§: 2.81%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.26%	12/01/2043	$10,000,000	$10,000,000
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27%	11/01/2027	47,000,000	47,000,000
Mobile AL Industrial Development Board Alabama Power Company Project Series C (Utilities Revenue)	0.28%	08/01/2017	12,000,000	12,000,000
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)	0.25%	02/01/2040	6,300,000	6,300,000
Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)	0.26%	07/01/2040	22,500,000	22,500,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24%	08/01/2027	13,450,000	13,450,000
Washington County AL IDA Bay Gas Storage company Limited Project (IDR, UBS AG LOC)	0.24%	08/01/2037	9,165,000	9,165,000
				120,415,000

Alaska: 0.57%
Variable Rate Demand Notes§: 0.57%
Alaska State Housing Finance Corporation PUTTER Series DB-507 (Housing Revenue, FGIC GO of Corporation Insured)	0.26%	12/01/2034	8,490,000	8,490,000
Alaska State Housing Finance Corporation PUTTER Series DB-532 (Housing Revenue, NATL-RE GO of Corporation Insured)	0.26%	12/01/2041	15,705,000	15,705,000

				24,195,000

Arizona: 1.06%
Variable Rate Demand Notes§: 1.06%
Maricopa County AZ IDA Gran Victoria Housing LLC Project A (Housing Revenue, FNMA Insured)	0.26%	04/15/2030	10,400,000	10,400,000
Mesa AZ Utility System PUTTER (Utilities Revenue, State Street Bank LOC)	0.26%	07/01/2024	35,055,000	35,055,000
				45,455,000

California: 5.14%
Variable Rate Demand Notes§: 5.14%
ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America NA LOC)	0.35%	03/01/2037	1,645,000	1,645,000
Bay Area CA Toll Authority (Transportation Revenue, Union Bank NA LOC)	0.20%	04/01/2047	2,850,000	2,850,000
California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO - Local, FSA Insured)	0.26%	08/01/2028	4,435,000	4,435,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.24%	08/01/2039	325,000	325,000
California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)	0.24%	07/01/2030	3,145,000	3,145,000
California Infrastructure & Economic Development Bank J Paul Project A-4 (Miscellaneous Revenue)	0.20%	10/01/2047	24,700,000	24,700,000
California PCFA Hilmar Cheese Company Project Series 20 (Miscellaneous Revenue, Bank of the West LOC)	0.26%	11/01/2034	9,695,000	9,695,000
California State Series A2 (GO - State, Bank of Montreal LOC)	0.21%	05/01/2033	325,000	325,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Statewide CDA Gas Supply (Energy Revenue)	0.25%	11/01/2040	$30,575,000	$30,575,000
California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)	0.22%	08/15/2047	4,100,000	4,100,000
California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)	0.24%	08/01/2035	460,000	460,000
California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America NA LOC)	0.27%	11/15/2038	370,000	370,000
Campton CA USD 2002 Election Series D PUTTER DB-362 (GO - Local, AMBAC Insured)	0.25%	06/01/2022	18,020,000	18,020,000
East Bay CA Municipal Utility District ROC RR 11 R-11288 (Water Utilities, FSA, FGIC Insured)	0.26%	06/01/2015	11,515,000	11,515,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, CitiBank NA LOC)	0.25%	03/01/2036	11,400,000	11,400,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.46%	06/01/2035	3,055,000	3,055,000
Kings County CA Housing Authority Edgewater Apartments Series A (Housing Revenue, FNMA Insured)	0.24%	02/15/2031	4,710,000	4,710,000
Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)	0.19%	07/01/2036	4,000,000	4,000,000
Orange County CA COP Sanitation District Series A (Water & Sewer Revenue)	0.22%	08/01/2029	19,040,000	19,040,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.24%	02/01/2035	5,670,000	5,670,000
Rancho Santiago CA Community College District Capital Appreciation Election 2002 Series C PUTTER DB-363 (GO - Local, FSA Insured)	0.25%	09/01/2030	18,540,000	18,540,000
Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA LOC, FNMA Insured)	0.26%	08/15/2027	10,000,000	10,000,000
San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)	0.21%	04/01/2030	5,360,000	5,360,000
Sweetwater CA Union High School District ROC RR II 11484 (GO - Local, FSA Insured)	0.41%	02/01/2013	1,880,000	1,880,000
University of California ROC RR II R 11661 (Education Revenue, FSA Insured)	0.26%	05/15/2032	3,600,000	3,600,000
Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)	1.75%	05/01/2040	20,490,000	20,490,000
				219,905,000

Colorado: 2.01%
Variable Rate Demand Notes§: 2.01%
Aurora CO Centretech Metropolitan District (GO - Local, U.S. Bank NA LOC)	0.28%	12/01/2017	2,765,000	2,765,000
Aurora CO Centretech Metropolitan District (GO - Local, U.S. Bank NA LOC)	0.28%	12/01/2028	2,995,000	2,995,000
Broomfield CO Urban Renewal Authority Event Center Project (Tax Revenue, BNP Paribas LOC)	0.26%	12/01/2030	13,700,000	13,700,000
Colorado Health Facilities Authority Crossroads Maranatha Projects (Health Revenue, U.S. Bank NA LOC)	0.25%	12/01/2043	5,800,000	5,800,000
Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Health Revenue, U.S. Bank NA LOC)	0.25%	01/01/2033	1,245,000	1,245,000
Commerce City CO Northern Infrastructure General Improvement District (GO - Local, U.S. Bank NA LOC)	0.28%	12/01/2028	5,000,000	5,000,000
Commerce City CO Northern Infrastructure General Improvement District (GO - Local, U.S. Bank NA LOC)	0.28%	12/01/2038	8,625,000	8,625,000
Cornerstone CO Metropolitan District #2 (Tax Revenue, Bank of America NA LOC)	0.29%	12/01/2046	6,090,000	6,090,000
Denver CO City & County Cottonwood Creek Series A (Housing Revenue, FHLMC Insured)	0.28%	04/15/2014	6,850,000	6,850,000
Moffat County CO Tri State General Association Project (Utilities Revenue, Bank of America NA LOC)	0.25%	03/01/2036	11,250,000	11,250,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Mountain Village CO Housing Authority Facilities Remarketing Project (Housing Revenue, U.S. Bank NA LOC)	0.28%	11/01/2040	$6,440,000	$6,440,000
South Glenn CO Metropolitan District (Tax Revenue, BNP Paribas LOC)	0.28%	12/01/2030	11,010,000	11,010,000
Southeast CO Public Improvement Metropolitan District (GO - Local, U.S. Bank NA LOC)	0.28%	11/15/2034	4,030,000	4,030,000
				85,800,000

Delaware: 0.21%
Variable Rate Demand Notes§: 0.21%
Delaware State Economic Development Authority YMCA Delaware Projects (Miscellaneous Revenue, PNC Bank NA LOC)	0.28%	05/01/2036	3,900,000	3,900,000
Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)	0.25%	07/01/2039	4,945,000	4,945,000
				8,845,000

District of Columbia: 0.91%
Other Municipal Debt: 0.59%
District of Columbia TRAN (GO - Local)	2.00%	09/30/2011	25,000,000	25,171,819

Variable Rate Demand Note§: 0.32%
District of Columbia The American University (Education Revenue, Bank of America NA LOC)	0.24%	10/01/2038	13,900,000	13,900,000

Florida: 3.84%
Other Municipal Debt: 0.44%
Orlando FL Utilities Commission Series D (Utilities Revenue)	2.50%	05/01/2011	19,000,000	19,000,000

Variable Rate Demand Notes§: 3.40%
Broward County Educational Facilities Authority (Education Revenue, Bank of America NA LOC)	0.28%	04/01/2020	7,265,000	7,265,000
Capital Transfer Agency Florida Portofino Villas Series A (Housing Revenue, FNMA Insured)	0.26%	04/15/2036	11,400,000	11,400,000
Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, U.S. Bank NA LOC)	0.26%	07/01/2025	4,000,000	4,000,000
Eclipse Funding Trust 2006-0002-Solar Eclipse (Tax Revenue, U.S. Bank NA LOC)	0.25%	03/01/2014	9,975,000	9,975,000
Florida HFA (Housing Revenue, FHLMC Insured)	0.26%	12/01/2013	7,100,000	7,100,000
Fort Lauderdale FL Ann Storck Center Incorporated Project (Health Revenue, Wells Fargo Bank NA LOC) (q)	0.43%	12/01/2014	350,000	350,000
Highlands County FL Health Facilities Authority (Hospital Revenue, PNC Bank NA LOC)	0.24%	11/15/2012	3,865,000	3,865,000
Hillsborough County FL School Board COP Series C (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured) (q)	0.23%	07/01/2030	595,000	595,000
Jea FL Electrical System Revenue (Utilities Revenue, Bank of Montreal LOC)	0.24%	10/01/2035	10,000,000	10,000,000
Lee Memorial Health Services Florida Project Series 3088 (Hospital Revenue) ††	0.26%	04/01/2037	20,035,000	20,035,000
Miami-Dade County FL Special Obligation Capital Asset Acquisition Series A PUTTER DBE-538 (Tax Revenue, AMBAC Insured)	0.26%	04/01/2027	4,475,000	4,475,000
Orange County FL Central Florida YMCA Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.29%	05/01/2027	1,320,000	1,320,000
Orange County FL Health Facilities Authority Adventist Health System (Health Revenue)	0.23%	11/15/2026	7,000,000	7,000,000
Orange County FL IDA Jewish Federation of Greater Orlando Project (Miscellaneous Revenue, Bank of America NA LOC)	0.27%	01/01/2028	2,990,000	2,990,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Orange County FL IDA Lake Highland School Incorporated (Miscellaneous Revenue, Bank of America NA LOC)	0.29%	08/01/2032	$5,000,000	$5,000,000
Orange County FL School Board COP Series E (Lease Revenue, Wells Fargo Bank NA LOC) (q)	0.23%	08/01/2022	2,000,000	2,000,000
Orlando FL Utilities Commission Series A (Utilities Revenue)	0.37%	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Children’s Home Project (Miscellaneous Revenue, Bank of America NA LOC)	0.35%	05/01/2038	4,025,000	4,025,000
Palm Beach County FL Jupiter Medical Center Incorporated Series B (Hospital Revenue, TD Bank NA LOC)	0.22%	08/01/2020	6,465,000	6,465,000
Palm Beach County FL Norton Gallery Incorporated (Miscellaneous Revenue, Northern Trust Company LOC)	0.30%	05/01/2025	1,465,000	1,465,000
Palm Beach County FL School Board Series 2925Z (Lease Revenue, FSA Insured)	0.31%	08/01/2011	7,845,000	7,845,000
Palm Beach County FL Zoological Society Incorporated Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.27%	05/01/2031	2,500,000	2,500,000
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)	0.22%	11/01/2038	2,500,000	2,500,000
Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.31%	10/01/2041	4,290,000	4,290,000
Sarasota County FL Sarasota Military Academy (Education Revenue, Wells Fargo Bank NA LOC) (q)	0.38%	02/01/2034	1,230,000	1,230,000
South Florida Water Management District ROC RR II R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured) ††	0.26%	04/01/2015	4,600,000	4,600,000
West Palm Beach FL City Hall Project PUTTER Series DB-547 (Tax Revenue, NATL-RE Insured)	0.26%	10/01/2026	6,290,000	6,290,000
				145,325,000

Georgia: 2.43%
Variable Rate Demand Notes§: 2.43%
Atlanta GA Airport Passenger Facility Charge (Airport Revenue, FSA Insured)	0.41%	01/01/2013	12,650,000	12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.28%	11/01/2030	3,580,000	3,580,000
Atlanta GA Metropolitan Rapid Transit Authority Third Indenture Series B PUTTER (Tax Revenue, AGM Insured) ††	0.31%	01/01/2016	2,500,000	2,500,000
Atlanta GA Westside Project Series B (Tax Revenue, Wells Fargo Bank NA LOC) (q)	0.28%	12/01/2023	5,465,000	5,465,000
Cobb County GA Housing Authority Tamarron Apartments Project (Housing Revenue, FHLMC Insured)	0.24%	03/01/2024	3,195,000	3,195,000
Fulton County GA Development Authority Shepherd Center (Hospital Revenue, FHLB LOC)	0.27%	09/01/2035	14,675,000	14,675,000
Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America NA LOC)	0.29%	04/01/2034	1,820,000	1,820,000
Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)	0.27%	04/01/2033	12,000,000	12,000,000
Gwinnett County GA Development Authority Goodwill North GA Incorporated Project (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29%	10/01/2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Hospital Revenue, FHLB LOC)	0.27%	07/01/2036	9,835,000	9,835,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, GO of Authority Insured)	0.33%	07/01/2041	2,875,000	2,875,000
Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.28%	07/01/2028	5,700,000	5,700,000
Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)	0.26%	08/01/2040	1,300,000	1,300,000
Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)	0.27%	10/01/2032	8,630,000	8,630,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)	0.27%	10/01/2036	$5,500,000	$5,500,000
Rosell GA Housing Authority (Housing Revenue, FHLMC Insured)	0.24%	01/01/2034	9,385,000	9,385,000
				104,110,000

Hawaii: 0.12%
Variable Rate Demand Note§: 0.12%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC Insured)	0.24%	12/01/2041	5,200,000	5,200,000

Idaho: 0.22%
Variable Rate Demand Note§: 0.22%
Coeur d’ Alene ID (Miscellaneous Revenue, Bank of America NA LOC)	0.29%	08/15/2022	9,200,000	9,200,000

Illinois: 11.93%
Other Municipal Debt: 0.23%
Illinois Finance Authority (Miscellaneous Revenue)	0.28%	05/04/2011	10,000,000	10,000,000

Variable Rate Demand Notes§: 11.70%
Aurora IL Economic Development Aurora University(Education Revenue, Harris Trust & Savings Bank LOC)	0.28%	03/01/2035	4,225,000	4,225,000
Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)	0.36%	08/15/2047	16,695,000	16,695,000
Chicago IL Neighborhoods Alive (GO - Local, Bank of America NA LOC)	0.28%	01/01/2037	8,000,000	8,000,000
Chicago IL O’Hare International Airport Series A PUTTER DB-502 (Airport Revenue, FSA Insured)	0.26%	01/01/2033	3,130,000	3,130,000
Chicago IL O’Hare International Airport Third Lien PUTTER DBE-534 (Airport Revenue, AMBAC Insured)	0.26%	01/01/2022	4,515,000	4,515,000
Chicago IL ROC RR II R-720PB (Water & Sewer Revenue, FSA, FGIC Insured)	0.30%	01/01/2015	9,000,000	9,000,000
Chicago IL ROC RR II R-11940 (Tax Revenue) ††	0.31%	07/01/2028	2,000,000	2,000,000
Chicago IL Series F (GO - Local)	0.50%	01/01/2042	15,000,000	15,000,000
Chicago IL Water Revenue Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.24%	11/01/2031	3,180,000	3,180,000
Cook County IL (GO - Local, FSA-CR AMBAC Insured) ††	0.26%	11/15/2011	49,500,000	49,500,000
DeWitt Ford & Livingston Counties IL Community College District PUTTER DB-555 (GO - Local, FSA Insured)	0.26%	12/01/2021	1,590,000	1,590,000
Eagle Tax Exempt Trust (Tax Revenue, FSA GO of Authority Insured) ††	0.28%	06/01/2025	9,900,000	9,900,000
Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)	0.25%	05/01/2014	29,815,000	29,815,000
Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)	0.25%	01/01/2030	11,285,000	11,285,000
Illinois Development Finance Authority (Miscellaneous Revenue, Bank of America NA LOC)	0.40%	01/01/2029	3,803,000	3,803,000
Illinois Development Finance Authority Aurora Cent Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.29%	04/01/2024	4,045,000	4,045,000
Illinois Development Finance Authority Chicago Academy of Sciences (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.29%	01/01/2033	5,480,000	5,480,000
Illinois Development Finance Authority Cook Communications Project (Miscellaneous Revenue, Bank of America NA LOC)	0.44%	03/01/2017	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy (Education Revenue, Northern Trust Company LOC)	0.29%	12/01/2024	1,000,000	1,000,000
Illinois Development Finance Authority McCormick Theological Project B (Education Revenue, Northern Trust Company LOC)	0.27%	06/01/2035	22,435,000	22,435,000
Illinois Development Finance Authority Presbyterian Homes Project (Health Revenue, Northern Trust Company LOC)	0.29%	04/01/2035	9,000,000	9,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Illinois Development Finance Authority St. Ignatius College (Education Revenue, Northern Trust Company LOC)	0.29%	06/01/2024	$10,000,000	$10,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.27%	06/01/2029	23,700,000	23,700,000
Illinois Educational Facilities Authority Chicago Zoological Society Series B (Miscellaneous Revenue)	0.29%	12/15/2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.27%	03/01/2028	260,000	260,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.25%	04/01/2033	6,135,000	6,135,000
Illinois Finance Authority British Home Retired Men (Health Revenue, LaSalle Bank NA LOC)	0.35%	11/01/2027	5,260,000	5,260,000
Illinois Finance Authority Children’s Museum Remarket (Miscellaneous Revenue, Northern Trust Company LOC)	0.29%	07/01/2034	1,970,000	1,970,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)	0.25%	01/01/2048	8,600,000	8,600,000
Illinois Finance Authority Lake Forest Country Day School Project (Education Revenue, Northern Trust Company LOC)	0.29%	07/01/2035	12,750,000	12,750,000
Illinois Finance Authority Loyola Academy (Education Revenue, JPMorgan Chase Bank LOC)	0.29%	10/01/2037	11,500,000	11,500,000
Illinois Finance Authority Pollution Control (Utilities Revenue, JPMorgan Chase Bank LOC)	0.28%	05/01/2021	8,305,000	8,305,000
Illinois Finance Authority Presbyterian Homes (Health Revenue, Northern Trust Company LOC)	0.29%	09/01/2024	22,605,000	22,605,000
Illinois Finance Authority Richard H. Driehaus Museum (Miscellaneous Revenue, Northern Trust Company LOC)	0.29%	02/01/2035	10,100,000	10,100,000
Illinois Finance Authority Southern Illinois Healthcare (Hospital Revenue, Bank of Nova Scotia LOC)	0.24%	03/01/2038	9,020,000	9,020,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.29%	09/01/2035	43,570,000	43,570,000
Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)	0.29%	12/01/2036	13,000,000	13,000,000
Illinois Finance Authority The Catherine Cook School Project (Education Revenue, Northern Trust Company LOC)	0.29%	01/01/2037	5,820,000	5,820,000
Illinois Finance Authority Xavier University (Education Revenue, Bank of America NA LOC)	0.27%	10/01/2033	3,655,000	3,655,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue) ††	0.26%	06/15/2050	15,000,000	15,000,000
Illinois State Toll Highway Authority Priority RMKT A 2A (Transportation Revenue)	0.29%	07/01/2030	9,000,000	9,000,000
Illinois State Xavier University Project Series A (Education Revenue, LaSalle Bank NA LOC)	0.27%	10/01/2032	9,805,000	9,805,000
Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)	0.31%	10/01/2026	2,530,000	2,530,000
Metropolitan & Exposition Authority Series 3220 (Tax Revenue) ††	0.26%	06/15/2050	27,900,000	27,900,000
Saint Clair County IL Mckendree College Project (Education Revenue, Bank of America NA LOC)	0.27%	06/01/2034	3,245,000	3,245,000
Schaumburg IL GO ROC-RR-II-R-11698 (GO - Local, BHAC-CR FGIC Insured) ††	0.26%	12/01/2032	400,000	400,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC Insured)	0.26%	03/01/2014	13,575,000	13,575,000
				500,803,000

Indiana: 1.96%
Variable Rate Demand Notes§: 1.96%
Boone County IN Hospital Association PUTTER DBE-549 (GO - Local, FGIC Insured)	0.26%	07/10/2021	2,870,000	2,870,000
Indiana Finance Authority Community Health Network Project 8 (Hospital Revenue, PNC Bank NA LOC)	0.25%	07/01/2039	9,000,000	9,000,000
Indiana Finance Authority Northshore Health Center Project (Health Revenue, Harris NA LOC)	0.29%	07/01/2038	5,340,000	5,340,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Indiana Health & Educational Facilities Finance Authority Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)	0.26%	02/15/2030	$16,510,000	$16,510,000
Indiana Health & Educational Facilities Financing Authority Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)	0.25%	02/15/2030	100,000	100,000
Indiana State Development Finance Authority Sycamore School Project (Education Revenue)	0.28%	08/01/2024	3,220,000	3,220,000
Indianapolis IN Canal Square Apartments (Housing Revenue, FHLMC Insured)	0.26%	04/01/2033	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project A (Housing Revenue, Fleet National Bank LOC)	0.27%	04/15/2039	8,490,000	8,490,000
Indianapolis Local Public Improvement Bond Bank ROC- RR- 11 R 1179 (Water & Sewer Revenue, Assured Guaranty Insured) ††	0.41%	01/01/2017	24,825,000	24,825,000
Marion IN Economic Development Wesleyan University Project (Education Revenue, Bank of America NA LOC)	0.27%	06/01/2036	1,400,000	1,400,000
				83,660,000

Iowa: 0.67%
Variable Rate Demand Notes§: 0.67%
Iowa Finance Authority Cedarwood Hills Project Series A (Housing Revenue)	0.26%	05/01/2031	2,960,000	2,960,000
Iowa Higher Education Loan Authority Private College Dubuque Project (Education Revenue, Northern Trust Company LOC)	0.28%	05/01/2029	8,045,000	8,045,000
Iowa Higher Education Loan Authority Private College Project (Education Revenue, JPMorgan Chase Bank LOC)	0.30%	10/01/2038	3,695,000	3,695,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.28%	04/01/2035	14,065,000	14,065,000
				28,765,000

Kansas: 0.07%
Variable Rate Demand Note§: 0.07%
Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue)	0.23%	11/15/2034	3,000,000	3,000,000

Kentucky: 3.57%
Other Municipal Debt: 2.32%
Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50%	12/01/2011	10,500,000	10,551,809
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25%	05/26/2011	89,000,000	89,036,049
				99,587,858

Variable Rate Demand Notes§: 1.25%
Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, U.S. Bank NA LOC)	0.25%	10/01/2032	7,635,000	7,635,000
Kentucky EDFA Madonna Manor Project PUTTER Series P-Floats-MT-636 (Hospital Revenue) ††	0.33%	12/01/2039	22,500,000	22,500,000
Kentucky EDFA St. Elizabeth Medical Series B (Hospital Revenue, JPMorgan Chase Bank LOC)	0.25%	05/01/2033	5,000,000	5,000,000
Louisville & Jefferson County KY Metropolitan Government Waterford Place Apartments Project (Housing Revenue, FHLMC Insured)	0.24%	01/01/2034	9,425,000	9,425,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)	0.25%	07/01/2038	4,715,000	4,715,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Williamstown KY League of Cities Funding Trust Series B (Lease Revenue, U.S. Bank NA LOC)	0.25%	12/01/2038	$4,100,000	$4,100,000
				53,375,000

Louisiana: 1.85%
Variable Rate Demand Notes§: 1.85%
Jefferson LA Sales Tax District PUTTER Series DBE-577 (Tax Revenue, AMBAC Insured)	0.26%	12/01/2020	860,000	860,000
Louisiana HFA Woodward (Housing Revenue, FHLMC Insured)	0.26%	09/01/2033	8,955,000	8,955,000
Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.29%	10/01/2028	1,100,000	1,100,000
Louisiana State Series A (GO - State, BNP Paribas LOC)	0.25%	07/15/2026	16,165,000	16,165,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.28%	11/01/2040	41,000,000	41,000,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.28%	11/01/2040	11,000,000	11,000,000
				79,080,000

Maine: 0.14%
Variable Rate Demand Note§: 0.14%
Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)	0.24%	06/01/2038	6,000,000	6,000,000

Maryland: 1.17%
Other Municipal Debt: 0.49%
Montgomery County MD Series 10-A (Tax Revenue)	0.28%	07/06/2011	6,000,000	6,000,000
Montgomery County MD Series 10-B (Tax Revenue)	0.28%	07/06/2011	15,000,000	15,000,000
				21,000,000

Variable Rate Demand Notes§: 0.68%
Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Project Series 1003 (Education Revenue)	0.33%	07/01/2033	6,665,000	6,665,000
Maryland Health & Higher Educational Facilities Authority University of Maryland Medicine System Series D (Hospital Revenue, TD Bank NA LOC)	0.23%	07/01/2041	8,000,000	8,000,000
Maryland State HEFA University of Maryland Medical System Series E (Hospital Revenue, Bank of Montreal LOC)	0.27%	07/01/2041	7,500,000	7,500,000
Montgomery County MD Economic Development (Health Revenue, Wells Fargo Bank NA LOC) (q)	0.38%	03/01/2032	2,565,000	2,565,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)	0.28%	11/01/2032	4,500,000	4,500,000
				29,230,000

Massachusetts: 1.46%
Variable Rate Demand Notes§: 1.46%
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue)	0.20%	10/01/2042	13,670,000	13,670,000
Massachusetts Development Finance Agency Cushing Academy Issue (Education Revenue, TD Bank NA LOC)	0.24%	03/01/2034	12,045,000	12,045,000
Massachusetts State College Building Authority Series B PUTTER (Education Revenue)	0.26%	05/01/2039	4,055,000	4,055,000
Massachusetts State Development Finance Agency Buckingham Brown & Nichols (Education Revenue, JPMorgan Chase Bank LOC)	0.29%	06/01/2036	6,600,000	6,600,000
Massachusetts State Development Finance Agency Shady Hill School (Education Revenue, TD Bank NA LOC)	0.26%	06/01/2038	10,345,000	10,345,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Massachusetts State HEFA Stonehill College Issue Series K (Education Revenue, Bank of America NA LOC)	0.23%	07/01/2037	$13,400,000	$13,400,000
Massachusetts State Series A PUTTER (GO - State, NATL-RE FGIC Insured) ††	0.37%	05/01/2037	2,520,000	2,520,000
				62,635,000

Michigan: 3.18%
Other Municipal Debt: 1.74%
Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00%	08/19/2011	5,000,000	5,017,772
Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00%	08/22/2011	7,000,000	7,034,265
Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00%	08/22/2011	7,000,000	7,034,265
Michigan State Hospital Finance Authority Series 08-C (Health Revenue)	0.29%	05/24/2011	13,400,000	13,400,000
Michigan State Hospital Finance Authority Series 08-C (Health Revenue)	0.29%	07/12/2011	10,000,000	10,000,000
Michigan State Hospital Finance Authority Series 08-C (Health Revenue)	0.29%	07/18/2011	10,000,000	10,000,000
Michigan State Hospital Finance Authority Series 09-B (Health Revenue)	0.29%	07/12/2011	17,000,000	17,000,000
Michigan State Series A (GO - State)	2.00%	09/30/2011	5,000,000	5,032,396
				74,518,698

Variable Rate Demand Notes§: 1.44%
Detroit MI ROC RR II R-11941 (Water & Sewer Revenue, AGM Insured) ††	0.41%	01/03/2028	21,020,000	21,020,000
Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)	0.26%	06/01/2034	2,000,000	2,000,000
Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)	0.35%	11/15/2049	4,000,000	4,000,000
Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)	0.35%	11/15/2047	4,200,000	4,200,000
Michigan State Hospital Finance Authority Holland Community Hospital Series B (Hospital Revenue, Bank One NA LOC)	0.28%	01/01/2034	6,500,000	6,500,000
Royal Oak MI Hospital Finance Authority PUTTER DBE-711 (Hospital Revenue) ††	0.26%	11/01/2035	24,000,000	24,000,000
				61,720,000

Minnesota: 5.87%
Other Municipal Debt: 1.92%
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25%	04/01/2012	2,800,000	2,815,258
Minnesota State Trunk Highway Series B (GO - State)	4.00%	08/01/2011	2,000,000	2,018,494
Rochester MN Health Care Series 00-A (Hospital Revenue)	0.27%	05/02/2011	9,000,000	9,000,000
Rochester MN Health Care Series 01-B (Hospital Revenue)	0.27%	05/02/2011	35,000,000	35,000,000
Rochester MN Health Care Series 01-C (Hospital Revenue)	0.27%	05/02/2011	20,000,000	20,000,000
Rochester MN Health Care Series 92-C (Hospital Revenue)	0.25%	05/02/2011	13,200,000	13,200,000
				82,033,752

Variable Rate Demand Notes§: 3.95%
Andover MN Senior Housing Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)	0.26%	11/15/2033	8,035,000	8,035,000
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	0.30%	11/15/2032	2,950,000	2,950,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)	0.26%	07/01/2038	$3,675,000	$3,675,000
Brooklyn Center MN Brookdale Corporation II Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28%	12/01/2014	500,000	500,000
Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)	0.26%	07/15/2030	4,145,000	4,145,000
Burnsville MN Southwind Apartments Project (Housing Revenue, FHLMC Insured)	0.26%	01/01/2035	8,350,000	8,350,000
Crystal MN MFHR Crystal Apartments Project (Housing Revenue, FHLMC Insured)	0.26%	05/01/2027	3,250,000	3,250,000
Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)	0.38%	01/01/2012	3,475,000	3,475,000
Dakota County MN RDA (Housing Revenue, FHLMC Insured)	0.29%	06/01/2029	3,685,000	3,685,000
Eden Prairie MN Eden Glen Apartments Project (Housing Revenue, FNMA Insured)	0.26%	02/15/2031	990,000	990,000
Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)	0.26%	12/01/2029	2,680,000	2,680,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.26%	08/15/2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)	0.26%	05/15/2035	10,420,000	10,420,000
Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)	0.26%	03/01/2029	1,620,000	1,620,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27%	10/01/2023	115,000	115,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.27%	10/01/2031	205,000	205,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.25%	11/15/2035	350,000	350,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)	0.29%	08/15/2034	500,000	500,000
Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured)	0.26%	01/01/2030	6,935,000	6,935,000
Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FHLMC Insured)	0.26%	12/01/2014	500,000	500,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28%	08/01/2036	965,000	965,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.28%	05/01/2026	1,473,000	1,473,000
Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)	0.28%	04/01/2027	955,000	955,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.26%	10/01/2021	4,895,000	4,895,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)	0.26%	10/01/2032	2,950,000	2,950,000
Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)	0.26%	05/15/2034	5,435,000	5,435,000
Minnetonka MN Minnetonka Hills Apartments (Housing Revenue, FNMA Insured)	0.26%	11/15/2031	2,665,000	2,665,000
Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)	0.26%	11/01/2035	9,390,000	9,390,000
Pine City MN State Agency (Housing Revenue, FNMA Insured)	0.26%	04/15/2036	5,060,000	5,060,000
Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)	0.26%	09/15/2031	2,865,000	2,865,000
Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)	0.24%	08/15/2032	10,750,000	10,750,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, FNMA Insured)	0.26%	02/15/2033	1,130,000	1,130,000
St. Anthony MN Autumn Woods Housing Project (Housing Revenue, FNMA Insured)	0.26%	05/15/2032	2,550,000	2,550,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)	0.24%	05/01/2042	23,440,000	23,440,000
St. Louis Park MN Knollwood Place (Housing Revenue, FHLMC Insured)	0.26%	10/01/2035	11,300,000	11,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FHLMC Insured)	0.26%	08/01/2034	$1,045,000	$1,045,000
St. Paul MN Housing & RDA Science Museum of Minnesota Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.26%	05/01/2027	400,000	400,000
St. Paul MN Port Authority District Cooling Series 13-FF (Utilities Revenue, Deutsche Bank AG LOC)	0.23%	03/01/2029	2,655,000	2,655,000
St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)	0.23%	12/01/2028	315,000	315,000
St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)	0.23%	12/01/2028	625,000	625,000
St. Paul MN Port Authority District Series 11Dd (Utilities Revenue, Deutsche Bank AG LOC)	0.23%	03/01/2029	1,000,000	1,000,000
St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)	0.23%	03/01/2029	1,100,000	1,100,000
St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)	0.26%	02/01/2034	5,680,000	5,680,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)	0.24%	02/01/2015	3,900,000	3,900,000
				169,023,000

Mississippi: 0.05%
Variable Rate Demand Note§: 0.05%
Jackson County MS PCR Chevron USA Incorporated Project (Energy Revenue)	0.16%	12/01/2016	1,900,000	1,900,000

Missouri: 2.64%
Other Municipal Debt: 0.26%
St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45%	08/01/2011	11,000,000	11,002,099

Variable Rate Demand Notes§: 2.38%
Eclipse Funding Trust (Utilities Revenue, U.S. Bank NA LOC)	0.25%	01/01/2032	12,080,000	12,080,000
Independence MO IDA The Mansions Project (Housing Revenue, FHLMC Insured)	0.26%	08/01/2035	5,110,000	5,110,000
Jackson County MO IDA Kansas City Hospice (Health Revenue, Bank of America NA LOC)	0.25%	01/01/2030	5,800,000	5,800,000
Kansas City MO IDA Multi Family Housing PUTTER Series DBE-712 (Housing Revenue) ††	0.26%	06/01/2012	9,175,000	9,175,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)	0.28%	04/01/2027	250,000	250,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)	0.28%	04/01/2027	1,905,000	1,905,000
Missouri HEFA Washington University Project Series B (Education Revenue)	0.20%	02/15/2033	4,000,000	4,000,000
Missouri State Development Finance Board Association of Municipal Utilities (Utilities Revenue, U.S. Bank NA LOC)	0.28%	06/01/2033	7,545,000	7,545,000
Missouri State HEFA Ascension Health Series C-3 (Health Revenue)	0.24%	11/15/2039	5,000,000	5,000,000
Missouri State HEFA Ranken Technical College (Education Revenue, Northern Trust Company LOC)	0.28%	11/15/2031	5,250,000	5,250,000
Missouri State HEFA Southwest Baptist University Project (Education Revenue, Bank of America NA LOC)	0.30%	10/01/2033	330,000	330,000
Missouri State Highway & Transportation Commission Multi Modal Third Lien B2 (Tax Revenue, State Street Bank & Trust Company LOC)	0.23%	05/01/2015	19,720,000	19,720,000
St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, U.S. Bank NA LOC)	0.45%	03/01/2022	1,765,000	1,765,000
St. Louis County MO IDA Pelican Cove Project (Housing Revenue, FNMA Insured)	0.26%	03/15/2034	18,000,000	18,000,000
St. Louis County MO IDA Whitfield School Incorporated Series B (Education Revenue, U.S. Bank NA LOC)	0.38%	06/15/2024	985,000	985,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
St. Louis IDA Various St. Lukes Plaza Apartments (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.26%	08/01/2017	$5,000,000	$5,000,000
				101,915,000

Nebraska: 0.46%
Variable Rate Demand Note§: 0.46%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.26%	08/01/2039	19,855,000	19,855,000

Nevada: 1.38%
Other Municipal Debt: 0.24%
Clark County NV Airport Series E-1 (Airport Revenue)	2.50%	06/01/2011	10,000,000	10,015,251

Variable Rate Demand Notes§: 1.14%
Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)	0.29%	07/01/2022	17,600,000	17,600,000
Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.23%	10/01/2035	1,705,000	1,705,000
Las Vegas NV Various Purpose Series C (Tax Revenue, Lloyds TSB Bank plc LOC)	0.24%	06/01/2036	17,750,000	17,750,000
Reno NV Capital Improvement Series A (Tax Revenue, Bank of America NA LOC)	0.26%	06/01/2032	11,855,000	11,855,000
				48,910,000

New Hampshire: 0.19%
Variable Rate Demand Note§: 0.19%
New Hampshire HEFA Tilton School (Education Revenue, Sovereign Bank LOC)	0.46%	02/01/2036	8,000,000	8,000,000

New Jersey: 3.69%
Other Municipal Debt: 0.25%
North Brunswick NJ BAN (GO - Local)	1.25%	08/11/2011	10,500,000	10,526,046

Variable Rate Demand Notes§: 3.44%
Austin Trust Various States Series 2008-3302 (Miscellaneous Revenue, FSA Insured)	0.32%	09/01/2032	2,800,000	2,800,000
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.21%	08/01/2032	6,900,000	6,900,000
JPMorgan Chase PUTTER Divers Trust Series 3808 (Tax Revenue) ††	0.27%	06/23/2011	10,000,000	10,000,000
JPMorgan Chase PUTTER Divers Trust Series 3811 (Tax Revenue) ††	0.27%	06/23/2011	41,200,000	41,200,000
New Jersey Economic Development Authority Arbor Glen of Bridgewater Project Series 2004 (Health Revenue, Sovereign Bank LOC)	0.30%	05/15/2033	10,590,000	10,590,000
New Jersey Economic Development Authority Gas Facility (Utilities Revenue, BK Tokyo-Mitsubishi UFJ LOC)	0.26%	10/01/2022	18,300,000	18,300,000
New Jersey Economic Development Authority Lawreceville School Project (Education Revenue)	0.20%	07/01/2031	1,000,000	1,000,000
New Jersey Higher Education Assistance Foundation Series 1A PUTTER MT-638 (Education Revenue) ††	0.32%	12/01/2024	6,795,000	6,795,000
New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)	0.41%	06/15/2011	1,550,000	1,550,000
New Jersey State TTFA PUTTER 2009-70 (Miscellaneous Revenue)	0.26%	12/15/2023	43,000,000	43,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New Jersey State TTFA PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)	0.25%	12/15/2031	$1,800,000	$1,800,000
Newark NJ Housing Authority Port Marine Newark Redevelopment Project PUTTER Series DBE-511 (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	0.26%	01/01/2032	3,500,000	3,500,000
				147,435,000

New Mexico: 1.71%
Other Municipal Debt: 0.16%
New Mexico State TRAN (Tax Revenue)	2.50%	06/30/2011	7,000,000	7,024,780

Variable Rate Demand Notes§: 1.55%
New Mexico Educational Assistance Foundation Series 2 A-2 PUTTER (Education Revenue, Guaranteed Student Loans Insured) ††	0.34%	12/01/2038	23,595,000	23,595,000
New Mexico Finance Authority State Subseries A1 (Tax Revenue, State Street Bank & Trust Company LOC)	0.22%	06/15/2024	5,000,000	5,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.26%	11/01/2039	27,525,000	27,525,000
Rosewell MN Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)	0.65%	07/01/2036	10,180,000	10,180,000
				66,300,000

New York: 3.92%
Other Municipal Debt: 0.60%
Oyster Bay NY BAN (GO - Local)	1.25%	08/12/2011	19,000,000	19,050,280
Tarrytowns NY USD BAN (GO - Local, State Aid Withholding Insured)	1.50%	08/12/2011	6,500,000	6,520,617
				25,570,897

Variable Rate Demand Notes§: 3.32%
JPMorgan Chase PUTTER Divers Trust Series 3899 (Water & Sewer Revenue) ††	0.27%	05/02/2013	5,050,000	5,050,000
Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.26%	06/01/2036	4,000,000	4,000,000
New York City Transitional Finance Authority Building Aid Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.27%	01/15/2037	14,800,000	14,800,000
New York City Subseries B (GO - Local, TD Bank NA LOC)	0.23%	09/01/2027	2,470,000	2,470,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured) ††	0.26%	11/15/2044	18,335,000	18,335,000
New York Metropolitan Transportation Authority RR 11 R-11645 (Transportation Revenue, FSA Insured) ††	0.41%	11/15/2025	8,160,000	8,160,000
New York NY City Housing Development Corporation (Housing Revenue)	0.48%	05/01/2046	9,085,000	9,085,000
New York NY City Housing Development Corporation Series M (Housing Revenue)	0.48%	11/01/2013	5,000,000	5,000,000
New York NY City Transitional Finance Authority NYC Recovery Series 1 Sub 1C (Tax Revenue)	0.25%	11/01/2022	4,170,000	4,170,000
New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue) ††	0.27%	06/15/2033	15,050,000	15,050,000
New York NY Municipal Water Finance Authority Subseries B2 (Water & Sewer Revenue, Lloyds Bank LOC)	0.21%	06/15/2024	6,000,000	6,000,000
New York NY Sub Series A-10 (Tax Revenue, JPMorgan Chase Bank LOC)	0.21%	08/01/2017	16,700,000	16,700,000
New York NY Subseries A-5 (Tax Revenue)	0.23%	08/01/2015	9,300,000	9,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York State Power Authority & General Purpose (Miscellaneous Revenue)	0.32%	03/01/2016	$6,300,000	$6,300,000
New York State Power Authority & General Purpose (Miscellaneous Revenue)	0.32%	03/01/2020	1,000,000	1,000,000
Triborough Bridge & Tunnel authority Sub Series CD (Transportation Revenue, AGM Insured)	0.28%	01/01/2019	16,890,000	16,890,000
				142,310,000

North Carolina: 1.45%
Variable Rate Demand Notes§: 1.45%
Durham County NC COP (Miscellaneous Revenue, FHLB LOC)	0.27%	06/01/2034	23,000,000	23,000,000
North Carolina Capital Facilities Finance Agency (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.23%	03/01/2031	5,610,000	5,610,000
North Carolina Capital Facilities Finance Agency Campbell University (Education Revenue, Branch Banking & Trust LOC)	0.29%	10/01/2034	5,920,000	5,920,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Health Revenue, Branch Banking & Trust LOC)	0.26%	12/01/2036	4,665,000	4,665,000
North Carolina Educational Facilities Finance Agency Charlotte Day School (Education Revenue, Bank of America NA LOC)	0.27%	08/01/2020	4,045,000	4,045,000
North Carolina Medical Care Commission Pooled Equipment Financing Project (Health Revenue, KBC Bank NV LOC)	0.29%	12/01/2025	10,400,000	10,400,000
North Carolina Medical Care Commission Wayne Memorial Hospital (Hospital Revenue, Branch Banking & Trust LOC)	0.27%	10/01/2036	4,680,000	4,680,000
Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)	0.23%	07/01/2032	3,500,000	3,500,000
				61,820,000

North Dakota: 1.02%
Other Municipal Debt: 0.94%
Mercer County ND Pollution Control Authority (Miscellaneous Revenue)	0.32%	05/18/2011	30,000,000	30,000,000
North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50%	09/01/2011	10,000,000	10,026,523
				40,026,523

Variable Rate Demand Note§: 0.08%
Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)	0.27%	11/01/2028	3,500,000	3,500,000

Ohio: 3.49%
Variable Rate Demand Notes§: 3.49%
Cleveland OH Airport System Series D (Airport Revenue, KBC Bank NV LOC)	0.29%	01/01/2024	8,150,000	8,150,000
Cuyahoga County OH Housing Corporation Series A (Housing Revenue, PNC Bank NA LOC)	0.25%	08/01/2042	6,000,000	6,000,000
Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.25%	07/01/2036	3,450,000	3,450,000
Hamilton County OH Parking System (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.26%	12/01/2026	12,400,000	12,400,000
Independence OH Economic Development Series 2001 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.31%	12/01/2016	705,000	705,000
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)	0.26%	05/01/2038	34,095,000	34,095,000
Ohio HFA Series C (Housing Revenue)	0.27%	03/01/2038	16,330,000	16,330,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.27%	12/01/2037	13,550,000	13,550,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Ohio State Water Development Authority First Energy General Corporation Series A (IDR, Barclays Bank plc LOC)	0.20%	05/15/2019	$15,000,000	$15,000,000
Ohio State Water Development Authority Pollution Control First Energy Series C (Utilities Revenue, UBS AG LOC)	0.28%	06/01/2033	11,625,000	11,625,000
Portage County OH Robinson Memorial Hospital (Hospital Revenue, JPMorgan Chase Bank LOC)	0.28%	09/01/2033	9,600,000	9,600,000
Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotia Bank LOC)	0.45%	09/01/2015	2,810,000	2,810,308
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.27%	07/01/2023	15,530,000	15,530,000
				149,245,308

Oklahoma: 0.65%
Variable Rate Demand Notes§: 0.65%
Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured) ††	0.36%	09/01/2037	18,505,000	18,505,000
Oklahoma State Turnpike Authority Second SR Series D (Transportation Revenue)	0.24%	01/01/2028	9,300,000	9,300,000
				27,805,000

Oregon: 0.09%
Variable Rate Demand Note§: 0.09%
Multnomah County OR Hospital Facilities Authority Oregon Baptist Retirement (Health Revenue, U.S. Bank NA LOC)	0.24%	11/01/2034	3,935,000	3,935,000

Other: 0.58%
Variable Rate Demand Note§: 0.58%
PFOTER Class C PPT 1001 (Housing Revenue, FHLMC Insured)	0.29%	03/01/2040	25,000,000	25,000,000

Pennsylvania: 3.91%
Variable Rate Demand Notes§: 3.91%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27%	04/15/2039	9,500,000	9,500,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Series C (Hospital Revenue, PNC Bank NA LOC)	0.24%	05/15/2038	4,500,000	4,500,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue) ††	0.33%	02/01/2031	2,360,000	2,360,000
Allegheny County PA Hospital Development Authority University Pittsburgh Medical Series B-2 (Health Revenue, Deutsche Bank NA LOC)	0.25%	05/15/2037	13,300,000	13,300,000
Allegheny County PA IDA (Education Revenue, PNC Bank NA LOC)	0.28%	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.29%	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, CitiBank NA LOC)	0.24%	12/01/2035	16,450,000	16,450,000
Beaver County PA IDA Met Edison Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.29%	07/15/2021	10,000,000	10,000,000
Emmaus PA General Authority (GO - Local, U.S. Bank NA LOC)	0.25%	03/01/2024	6,400,000	6,400,000
Geisinger Authority PA Health System (Health Revenue)	0.23%	11/15/2032	12,000,000	12,000,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.23%	08/01/2022	11,200,000	11,200,000
Geisinger Authority PA Health System Series C (Health Revenue)	0.23%	08/01/2028	$7,260,000	$7,260,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured) ††	0.29%	08/01/2030	4,700,000	$4,700,000
Pennsylvania Housing Finance 4653 (Housing Revenue) ††	0.33%	10/01/2039	9,900,000	9,900,000
Philadelphia PA 7th Series 1998 General Ordinance PUTTER DB-247 (Utilities Revenue, AMBAC Insured)	0.26%	10/01/2025	12,050,000	12,050,000
Philadelphia PA Authority for Industrial Development Chestnut Hill College Series B (Education Revenue, Wells Fargo Bank NA LOC) (q)	0.38%	10/01/2036	8,265,000	8,265,000
Philadelphia PA Authority For Industrial Various Refunding Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.26%	10/01/2030	3,900,000	3,900,000
Philadelphia PA School District GO Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.19%	09/01/2030	5,500,000	5,500,000
RBC Municipal Products Incorporated Trust Series C-13 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27%	11/01/2011	11,000,000	11,000,000
Westmoreland County PA Excella Health Project Series B (Hospital Revenue, PNC Bank NA LOC)	0.28%	07/01/2030	5,300,000	5,300,000
				167,335,000

Puerto Rico: 1.79%
Variable Rate Demand Notes§: 1.79%
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)	0.22%	07/01/2028	7,395,000	7,395,000
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) ††	0.41%	02/01/2034	3,100,000	3,100,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.31%	08/01/2057	66,100,000	66,100,000
				76,595,000

South Carolina: 1.07%
Variable Rate Demand Notes§: 1.07%
Piedmont Municipal Power Agency Series C (Utilities Revenue, TD Bank NA LOC)	0.24%	01/01/2034	5,000,000	5,000,000
South Carolina Educational Facilities Authority For Private Nonprofit Institutions (Education Revenue, Bank of America NA LOC)	0.29%	06/01/2025	9,325,000	9,325,000
South Carolina Jobs Economic Development Authority Columbia Jewish Community Center (Miscellaneous Revenue, Wells Fargo Bank NA LOC) (q)	0.38%	12/01/2024	2,620,000	2,620,000
South Carolina Jobs Economic Development Authority Economic Development Revenue Heartland Hall Episcopal (Education Revenue, Wells Fargo Bank NA LOC) (q)	0.28%	08/01/2029	8,300,000	8,300,000
South Carolina Jobs Economic Development Authority Goodwill Industrials Incorporated Project (Health Revenue, Wells Fargo Bank NA LOC) (q)	0.38%	10/01/2032	6,000,000	6,000,000
South Carolina Jobs Economic Development Authority Greenville Baptist Project (Health Revenue, Wells Fargo Bank NA LOC) (q)	0.28%	10/01/2019	5,800,000	5,800,000
South Carolina Jobs Economic Development Authority Institutional Business & Home Project (IDR, Branch Banking & Trust LOC)	0.29%	11/01/2034	4,500,000	4,500,000
South Carolina Jobs Economic Development Authority State University Housing LLC Series A (Education Revenue, Bank of America NA LOC)	0.29%	03/01/2027	4,325,000	4,325,000
				45,870,000

South Dakota: 0.62%
Variable Rate Demand Notes§: 0.62%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)	0.26%	11/01/2019	7,500,000	7,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)	0.26%	02/15/2031	$6,495,000	$6,495,000
South Dakota State HEFA Regional Health (Hospital Revenue, U.S. Bank NA LOC)	0.28%	09/01/2027	7,950,000	7,950,000
South Dakota State HEFA Sioux Valley Series B (Hospital Revenue, U.S. Bank NA LOC)	0.26%	11/01/2034	4,700,000	4,700,000
				26,645,000

Tennessee: 1.39%
Other Municipal Debt: 0.08%
Sevier County TN Public Building Authority Public Projects Construction Notes Series B-3 (Miscellaneous Revenue)	1.25%	05/01/2012	3,500,000	3,520,819

Variable Rate Demand Notes§: 1.31%
Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.29%	06/01/2036	850,000	850,000
Blount County TN Public Building Authority Local Government Public Import E1 Series A (GO - Local, Branch Banking & Trust LOC, County Guaranty Insured)	0.29%	06/01/2037	6,450,000	6,450,000
Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.27%	11/01/2028	12,950,000	12,950,000
Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.31%	11/01/2027	3,015,000	3,015,000
Sevier County TN Public Building Authority Local Government Public Improvement Series A4 (GO - Local, KBC Bank NV LOC)	0.29%	06/01/2025	5,560,000	5,560,000
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.31%	12/01/2016	27,190,000	27,190,000
				56,015,000

Texas: 8.44%
Other Municipal Debt: 0.04%
Texas State TAN (Tax Revenue)	2.00%	08/31/2011	1,890,000	1,900,300

Variable Rate Demand Notes§: 8.40%
Austin TX Town Lake Park Community Events PUTTER DBE-548 (Tax Revenue, FGIC Insured)	0.26%	11/15/2029	1,245,000	1,245,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)	0.26%	09/01/2036	6,250,000	6,250,000
Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Hospital Revenue, NATL-RE Insured) ††	0.38%	01/01/2028	30,860,000	30,860,000
Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)	0.26%	08/01/2035	5,000,000	5,000,000
Dallas TX Waterworks & Sewer System PUTTER (Water & Sewer Revenue)	0.31%	10/01/2018	15,000,000	15,000,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO - Local, PSF-GTD Insured)	0.29%	08/15/2014	6,150,000	6,150,000
Dickinson TX Independent School District Series SGA 94 (GO - Local, PSF-GTD Insured)	0.29%	02/15/2028	10,600,000	10,600,000
Fort Bend TX Independent School District Series 2852 (GO - Local, PSF-GTD Insured) ††	0.26%	02/15/2016	1,800,000	1,800,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)	0.26%	02/15/2032	5,090,000	5,090,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26%	06/01/2029	300,000	300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Harris County TX Health Facilities Development Corporation (Utilities Revenue, Assured Guaranty Insured)	0.27%	05/15/2016	$5,060,000	$5,060,000
Houston TX Airport System Sub Lien Series B PUTTER DBE-526 (Airport Revenue, FGIC Insured)	0.26%	07/01/2026	9,340,000	9,340,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC) ††	0.27%	05/15/2034	20,100,000	20,100,000
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured)	0.36%	12/01/2023	12,495,000	12,495,000
Judson TX Independent School District (GO - Local, Assured Guaranty Insured)	0.27%	02/01/2031	4,060,000	4,060,000
Lovejoy TX Independent School District PUTTER DB-514 (GO - Local, PSF-GTD Insured)	0.26%	02/15/2038	3,270,000	3,270,000
Lower Neches Valley TX Industrial Development Corporation (Energy Revenue)	0.18%	11/01/2038	6,050,000	6,050,000
Northwest TX Independent School District (Tax Revenue, PSFG Insured)	0.29%	02/15/2015	5,555,000	5,555,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (Housing Revenue, FHLMC LOC)	0.26%	08/01/2041	7,500,000	7,500,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises C (Energy Revenue)	0.25%	12/01/2039	10,600,000	10,600,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project A (IDR)	0.26%	04/01/2040	10,000,000	10,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26%	11/01/2040	49,100,000	49,100,000
Port Arthur TX Naval District Environmental Facilities RB Motiva Enterprises Project Series B (Energy Revenue)	0.25%	12/01/2039	5,500,000	5,500,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26%	12/01/2039	1,600,000	1,600,000
Port Arthur TX Naval District Series C (Miscellaneous Revenue)	0.29%	04/01/2027	2,000,000	2,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series B (Energy Revenue)	0.32%	07/01/2029	11,700,000	11,700,000
RBC Municipal Products Income Trust (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27%	06/01/2032	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.33%	12/15/2026	75,000,000	75,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.33%	12/15/2026	11,578,947	11,578,947
Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (Housing Revenue, FHLMC Insured)	0.26%	08/01/2041	13,900,000	13,900,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.35%	07/01/2020	2,800,000	2,800,000
				359,503,947

Utah: 0.69%
Variable Rate Demand Notes§: 0.69%
PFOTER Series P-Floats-PPT-1008- CL-A (Housing Revenue, FHLMC Insured)	0.29%	01/01/2032	15,965,000	15,965,000
South Valley Sewer District ROC RR II R-11919 (Water & Sewer Revenue, BHAC Insured) ††	0.26%	07/01/2016	4,000,000	4,000,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments (Housing Revenue, FHLMC Insured)	0.26%	12/01/2034	9,675,000	9,675,000
				29,640,000

Vermont: 0.79%
Variable Rate Demand Notes§: 0.79%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (Hospital Revenue, TD Bank NA LOC)	0.23%	10/01/2028	2,135,000	2,135,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (Education Revenue, TD Bank NA LOC)	0.23%	07/01/2033	$3,140,000	$3,140,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (Health Revenue, Bank NA LOC)	0.23%	10/01/2029	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)	0.23%	09/01/2038	16,005,000	16,005,000
Vermont Educational & Health Buildings North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.23%	10/01/2034	10,295,000	10,295,000
				33,640,000

Virginia: 1.09%
Variable Rate Demand Notes§: 1.09%
Capital Region Airport Commission VA Series B (Airport Revenue, Wells Fargo Bank NA LOC) (q)	0.28%	06/01/2035	7,295,000	7,295,000
Fairfax County VA IDA Inova Health Care (Hospital Revenue)	0.38%	05/15/2039	5,000,000	5,000,000
James City County VA IDA Chambrel Project (Housing Revenue, FNMA Insured)	0.26%	11/15/2032	12,650,000	12,650,000
Norfolk VA Economic Development Authority (Health Revenue)	0.38%	11/01/2034	5,000,000	5,000,000
University of Virginia PUTTER Series 3188Z (Education Revenue) ††	0.27%	06/01/2016	16,745,000	16,745,000
Virginia Commonwealth University Health System Authority Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.21%	07/01/2037	110,000	110,000
				46,800,000

Washington: 1.94%
Variable Rate Demand Notes§: 1.94%
Bellevue WA ROC RR-11-R 12315 (GO - Local, AGM-CR NATL-RE Insured) ††	0.26%	12/01/2013	7,870,000	7,870,000
Everett WA (Tax Revenue, Bank of America NA LOC)	0.27%	12/01/2021	2,235,000	2,235,000
King City WA Public Hospital District #1 (Hospital Revenue, Assured Guaranty Insured)	0.41%	12/01/2015	6,930,000	6,930,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured) ††	0.26%	01/01/2039	12,000,000	12,000,000
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)	0.22%	07/01/2035	5,135,000	5,135,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.25%	09/01/2029	9,685,000	9,685,000
Seattle WA Water System (Water & Sewer Revenue, FSA-CR MBIA Insured) ††	0.26%	09/01/2012	12,530,000	12,530,000
Washington State Health Care Facilities Authority Swedish Health Services Series B (Health Revenue, City Bank NA LOC)	0.25%	11/15/2046	5,000,000	5,000,000
Washington State HEFAR University of Puget Sound Series B (Education Revenue, Bank of America NA LOC)	0.30%	10/01/2036	12,000,000	12,000,000
Washington State HEFAR University Puget Sound Project A Puttable (Education Revenue, Bank of America NA LOC)	0.30%	10/01/2030	6,505,000	6,505,000
Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)	0.27%	07/01/2044	3,250,000	3,250,000
				83,140,000

West Virginia: 0.86%
Variable Rate Demand Notes§: 0.86%
Monongalia County WV Building Commission Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.28%	07/01/2040	11,675,000	11,675,000
Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (Hospital Revenue, PNC Bank NA LOC)	0.28%	12/01/2031	8,985,000	8,985,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
West Virginia Economic Development Authority Appalachian Power Company Series B (Resource Recovery Revenue, Sumitomo Mitsui Bank LOC)	0.28%	12/01/2042	$3,000,000	$3,000,000
West Virginia Economic Development Authority Ohio Power Company Kammer Series B (Utilities Revenue, Bank of Nova Scotia LOC)	0.24%	07/01/2014	3,000,000	3,000,000
West Virginia State Hospital Finance Authority Cabell Hospital Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.29%	01/01/2034	10,000,000	10,000,000
				36,660,000

Wisconsin: 3.27%
Other Municipal Debt: 0.33%
Wisconsin State HEFA Series 08-A (Hospital Revenue)	0.42%	09/01/2011	7,000,000	7,000,000
Wisconsin State HEFA Series 08-B (Hospital Revenue)	0.42%	09/01/2011	7,000,000	7,000,000
				14,000,000

Variable Rate Demand Notes§: 2.94%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)	0.26%	05/01/2037	4,000,000	4,000,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC)	0.26%	09/01/2040	7,725,000	7,725,000
Wisconsin HEFA Ministry Healthcare Incorporated Project Series B (Health Revenue)	0.27%	08/01/2022	18,730,000	18,730,000
Wisconsin HEFA Saint Norbert College Incorporated (Education Revenue, JPMorgan Chase & Company LOC)	0.29%	02/01/2038	9,935,000	9,935,000
Wisconsin HEFA Series A (Hospital Revenue, U.S. Bank NA LOC)	0.28%	08/01/2030	6,000,000	6,000,000
Wisconsin State HEFA Fort Healthcare Incorporated Series A (Hospital Revenue, JPMorgan Chase Bank LOC)	0.30%	05/01/2037	6,185,000	6,185,000
Wisconsin State HEFA Hess Memorial Hospital Incorporated (Hospital Revenue, U.S. Bank NA LOC)	0.26%	05/01/2024	11,390,000	11,390,000
Wisconsin State HEFA Lawrence University (Education Revenue, JPMorgan Chase Bank LOC)	0.26%	02/01/2039	3,935,000	3,935,000
Wisconsin State HEFA Lutheran College Project (Education Revenue, U.S. Bank NA LOC)	0.28%	06/01/2033	1,100,000	1,100,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.27%	03/01/2038	6,375,000	6,375,000
Wisconsin State HEFAR Meriter Retirement Services Series A (Health Revenue, KBC Bank NV LOC)	0.27%	03/01/2038	3,940,000	3,940,000
Wisconsin State Series 1 PUTTER 2009-36 (GO - State)	0.31%	05/01/2020	26,755,000	26,755,000
Wisconsin State Series 1 PUTTER 2009-6 (GO - State)	0.31%	05/01/2013	20,000,000	20,000,000
				126,070,000

Wyoming: 0.51%
Variable Rate Demand Notes§: 0.51%
Lincoln County WY PCR Exxon Project A (IDR)	0.12%	11/01/2014	8,790,000	8,790,000
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.23%	07/01/2015	275,000	275,000
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)	0.26%	12/01/2043	12,900,000	12,900,000
				21,965,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

20

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Total Investments in Securities (Cost $4,232,349,097)*	98.88%	$4,232,349,097
Other Assets and Liabilities, Net	1.12	47,830,315

Total Net Assets	100.00%	$4,280,179,412

§	These securities are subject to a demand feature which reduces the effective maturity.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(q)	Credit enhancement is provided by an affiliate.
±	Variable rate investments.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

21

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.86%
Delaware: 2.74%
Variable Rate Demand Notes§: 2.74%
Delaware River & Bay Authority (Transportation Revenue, TD Bank NA LOC)	0.21%	01/01/2030	$3,800,000	3,800,000
Delaware State Economic Development Authority (Energy Revenue)	0.28	08/01/2029	1,550,000	1,550,000
				5,350,000

Mississippi: 0.56%
Variable Rate Demand Note§: 0.56%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)	0.16	12/01/2030	1,100,000	1,100,000

New Jersey: 72.16%
Variable Rate Demand Notes§: 72.16%
Austin Trust Various States Series 2008-3034X (Housing Revenue, FSA Insured) ††	0.32	05/01/2027	1,310,000	1,310,000
Austin Trust Various States Series 2008-3302 (Miscellaneous Revenue, FSA & Bank of America NA LOC)	0.32	09/01/2032	3,000,000	3,000,000
Austin Trust Various States Series 2008-3303 (Tax Revenue, BHAC-CR NATL-RE Insured) ††	0.32	07/01/2022	2,190,000	2,190,000
Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)	0.24	12/01/2025	965,000	965,000
Camden County NJ Import Authority Cooper Health System (Hospital Revenue, TD Bank NA LOC)	0.21	08/01/2032	9,985,000	9,985,000
Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Bank & Trust Insured) ††	0.31	01/01/2018	900,000	900,000
Clipper Tax Exempt Series 2009-70 (Miscellaneous Revenue, State Street Bank & Trust Insured) ††	0.26	12/15/2023	5,800,000	5,800,000
Garden State Preservation Trust New Jersey Open Space & Farmland PUTTER Series 2865 (Tax Revenue, FSA Insured) ††	0.26	05/01/2024	4,185,000	4,185,000
Gloucester County NJ Industrial PCFA Exxon Mobil (Resource Recovery Revenue, Mobil Corporation Guarantee Agreement)	0.08	01/01/2022	5,000,000	5,000,000
Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)	0.25	09/01/2028	3,785,000	3,785,000
New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.26	10/01/2022	4,200,000	4,200,000
New Jersey Economic Development Authority Lawrenceville School Project (Education Revenue)	0.20	07/01/2031	2,200,000	2,200,000
New Jersey Economic Development Authority Presbyterian Homes Assistance Project Series B (Health Revenue)	0.20	04/01/2016	1,340,000	1,340,000
New Jersey Economic Development Authority Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)	0.25	08/01/2035	5,000,000	5,000,000
New Jersey Economic Development Authority The Hun School of Princeton Project (Miscellaneous Revenue, Allied Irish Bank plc LOC)	0.23	11/01/2034	5,000,000	5,000,000
New Jersey Economic Development Authority The Peddie School Project Series 1996 (Education Revenue, U.S. Bank NA Insured) ††	0.25	02/01/2026	2,250,000	2,250,000
New Jersey Economic Development Authority Various Paddock Realty LLC Project (IDR, Wells Fargo Bank NA LOC) (q)	0.45	05/01/2031	915,000	915,000
New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)	0.25	02/01/2019	995,000	995,000
New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)	0.25	02/01/2029	2,405,000	2,405,000
New Jersey Economic Development Authority Various Refunding Senior Mortgage Arbor Glen (Health Revenue, Sovereign Bank LOC)	0.30	05/15/2033	6,345,000	6,345,000
New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.26	10/01/2030	4,500,000	4,500,000

The accompanying notes are an integral part of these financial statements.

1

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)	0.20%	07/01/2041	$5,000,000	5,000,000
New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)	0.24	07/01/2014	3,480,000	3,480,000
New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	800,000	800,000
New Jersey HFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)	0.20	07/01/2024	3,460,000	3,460,000
New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) ††	0.41	06/01/2016	5,900,000	5,900,000
New Jersey State Building Authority Sub Series A-3 (Lease Revenue, Bank of Nova Scotia LOC)	0.21	06/15/2023	6,010,000	6,010,000
New Jersey State Higher Education Assistance Student Loan Revenue (Education Revenue, Assured Guaranty Insured)	0.41	06/01/2016	5,000,000	5,000,000
New Jersey State Housing & Mortgage Finance SFHR Series EE (Housing Revenue, Bank of America NA Insured) ††	0.39	05/17/2017	3,640,000	3,640,000
New Jersey State TRAN Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured) ††	0.27	06/23/2011	1,000,000	1,000,000
New Jersey State TRAN Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured) ††	0.27	06/23/2011	3,000,000	3,000,000
New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)	0.41	06/15/2011	1,000,000	1,000,000
New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)	0.25	12/15/2031	5,810,000	5,810,000
New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C (Transportation Revenue, AMG Insured)	0.25	12/15/2033	6,590,000	6,590,000
New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C Deutsche Bank Spears/Lifers (Miscellaneous Revenue, FSA Insured) ††	0.26	12/15/2034	1,850,000	1,850,000
New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)	0.20	01/01/2024	5,000,000	5,000,000
New Jersey State Turnpike Authority Refunding Various Series C (Transportation Revenue, Scotia Bank LOC)	0.20	01/01/2024	4,950,000	4,950,000
New Jersey State Turnpike Authority Refunding Various Series D (Transportation Revenue, Scotia Bank LOC)	0.20	01/01/2024	4,200,000	4,200,000
Newark NJ Housing Authority Port Authority Refunding Newark Redevelopment Project Deutsche Bank Spears/Lifers (Port, Airport, & Marina Authority Revenue, NATL-RE Insured) ††	0.26	01/01/2032	1,885,000	1,885,000
				140,845,000

New York: 2.14%
Variable Rate Demand Notes§: 2.14%
Austin Trust Various States Series 2008-1067 (Port, Airport, & Marina Authority Revenue, GO of Authority Insured) ††	0.39	10/01/2025	1,415,000	1,415,000
Oneida County NY IDAG Various States Elizabeth Medical Center Facility A (Health Revenue)	0.26	06/01/2026	2,750,000	2,750,000
				4,165,000

Pennsylvania: 3.22%
Variable Rate Demand Notes§: 3.22%
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)	0.27	07/15/2028	5,275,000	5,275,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, US Bank NA LOC)	0.25	03/01/2024	1,000,000	1,000,000
				6,275,000

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Puerto Rico: 14.95%
Variable Rate Demand Notes: 14.95%
Deutsche Bank Spears Lifers Trust Series DBE-627A (Tax Revenue, AMBAC Insured) ††		0.26%	08/01/2050	$2,490,000	2,490,000
Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 19 Class A (Utilities Revenue, FSA Insured) ††		0.26	07/01/2029	3,780,000	3,780,000
Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 36 Class A (Utilities Revenue, Societe Generale LOC) ††		0.26	07/01/2032	5,530,000	5,530,000
Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 57 Class A (Utilities Revenue, FSA Insured) ††		0.26	07/01/2029	3,200,000	3,200,000
Puerto Rico HFA PUTTER Series 2984 (Housing Revenue, HUD Loan Insured) ††		0.26	06/01/2012	8,180,000	8,180,000
Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R-11760 (Tax Revenue, Citibank NA Insured) ††		0.27	12/01/2047	6,000,000	6,000,000
					29,180,000

Texas: 1.61%
Variable Rate Demand Note§: 1.61%
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)		0.23	03/01/2023	3,150,000	3,150,000

Utah: 0.74%
Variable Rate Demand Note§: 0.74%
Logan City UT Scientific Technology Incorporation (IDR, Bank of the West LOC)		0.39	08/01/2031	1,450,000	1,450,000

Virginia: 1.23%
Variable Rate Demand Note§: 1.23%
Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)		0.26	07/01/2037	2,400,000	2,400,000

Washington: 0.51%
Variable Rate Demand Note§: 0.51%
Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)		0.27	07/01/2044	1,000,000	1,000,000

Total Investments in Securities (Cost $194,915,000)*	99.86%				$194,915,000
Other Assets and Liabilities, Net	0.14				270,903

Total Net Assets	100.00%				$195,185,903

§	Variable rate demand notes are subject to demand features which reduce the effective maturity.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

3

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.90%
California: 0.12%
Variable Rate Demand Note§: 0.12%
California Housing Finance Agency PUTTER Series 3484 (Water & Sewer Revenue)††	0.27%	06/15/2033	$450,000	$450,000

Delaware: 1.40%
Variable Rate Demand Note§: 1.40%
Delaware State Economic Development Authority (Energy Revenue)	0.28	08/01/2029	5,400,000	5,400,000

Minnesota: 0.65%
Variable Rate Demand Note§: 0.65%
Sherburne County MN Housing & Redevelopment Authority Apperts Incorporated Project (Housing Revenue, Bremer Bank LOC)	0.50	12/01/2021	2,515,000	2,515,000

Nevada: 0.64%
Variable Rate Demand Notes§: 0.64%
Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)	0.26	06/01/2042	1,260,000	1,260,000
Sparks NV Economic Development RIX Industries Project (IDR, Wells Fargo Bank NA LOC)(q)	0.50	07/01/2027	1,195,000	1,195,000
				2,455,000

New York: 87.75%
Other Municipal Debt: 2.30%
Depew NY Free School District Bond Anticipation Notes Series A (GO - Local, State Aid Withholding Insured)	1.25	06/02/2011	6,000,000	6,002,629
Oyster Bay NY Bond Anticipation Notes (GO - Local)	1.25	08/12/2011	2,880,000	2,887,622
				8,890,251

Variable Rate Demand Notes§: 85.45%
Albany NY IDA (Hospital Revenue, Bank of America Corporation LOC)	0.31	05/01/2027	2,605,000	2,605,000
Albany NY IDA (Education Revenue, Bank of America Corporation LOC & NATL-RE Insured)	0.35	07/01/2037	2,000,000	2,000,000
City of New York NY (GO - Local, TD Bank NA LOC)	0.23	09/01/2027	11,200,000	11,200,000
Dutchess County NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.27	07/01/2028	4,005,000	4,005,000
JPMorgan Chase PUTTER (Water & Sewer Revenue)††	0.27	05/02/2013	3,700,000	3,700,000
Long Island Power Authority NY Electric System Subseries 1-B (Utilities Revenue, State Street Corporation LOC)	0.23	05/01/2033	5,475,000	5,475,000
Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.26	06/01/2036	3,505,000	3,505,000
Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)	0.31	11/15/2017	2,185,000	2,185,000
Nassau County NY Health Care Corporation, Series B-2 (Hospital Revenue, TD Bank NA LOC)	0.22	08/01/2029	9,500,000	9,500,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Hospital Revenue, Bank of America Corporation LOC)	0.29	01/01/2026	3,720,000	3,720,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America Corporation LOC)	0.29	05/01/2037	3,600,000	3,600,000
New York City NY Municipal Water Finance Various Subordinated Series (Water & Sewer Revenue)	0.20	06/15/2035	5,500,000	5,500,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured)††	0.26	11/15/2044	17,000,000	17,000,000
New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (Solid Waste Revenue, JPMorgan Chase Bank LOC)	0.24	05/01/2019	3,700,000	3,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of Nova Scotia LOC)	0.20%	11/01/2026	$16,000,000	$16,000,000
New York Metropolitan Transportation Authority ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††	0.41	11/15/2027	11,650,000	11,650,000
New York Metropolitan Transportation Authority ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)††	0.41	11/15/2013	1,000,000	1,000,000
New York NY City Housing Development Corporation (Housing Revenue)	0.53	11/01/2040	5,000,000	5,000,000
New York NY City Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)	0.25	01/15/2038	4,035,000	4,035,000
New York NY City Housing Development Corporation 2007 LaFontaine Avenue Series A (Housing Revenue, Citibank NA LOC)	0.27	06/01/2037	1,000,000	1,000,000
New York NY City Housing Development Corporation 550 East 170th Street Apartments Series A (Housing Revenue, Citibank NA LOC)	0.27	05/01/2042	1,925,000	1,925,000
New York NY City Housing Development Corporation Bruckner Series A (Housing Revenue, Bank of America Corporation LOC)	0.26	11/01/2048	4,500,000	4,500,000
New York NY City Housing Development Corporation Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC Insured)	0.28	03/01/2038	2,500,000	2,500,000
New York NY City Housing Development Corporation Series C-4 (Housing Revenue)	0.26	05/01/2015	6,545,000	6,545,000
New York NY City Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	2,000,000	2,000,000
New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)	0.26	05/15/2034	5,500,000	5,500,000
New York NY City IDA New York Stock Exchange Project Series B (Miscellaneous Revenue, Bank of America Corporation LOC)	0.25	05/01/2033	4,500,000	4,500,000
New York NY City Municipal Water Finance Authority PUTTER Series 1263 (Water & Sewer Revenue, FSA Insured)	0.26	06/15/2013	7,070,000	7,070,000
New York NY City Municipal Water Finance Authority PUTTER Series 1289 (Water & Sewer Revenue)	0.26	12/15/2013	145,000	145,000
New York NY City Series F-4 (Tax Revenue, Union Bank NA LOC)	0.26	09/01/2035	3,000,000	3,000,000
New York NY City Transitional Finance Authority Subseries F-5 (Tax Revenue)	0.27	02/01/2035	2,200,000	2,200,000
New York NY City Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.23	11/01/2038	3,750,000	3,750,000
New York NY City Trust for Cultural Resources (Education Revenue)††	0.26	01/01/2033	2,600,000	2,600,000
New York NY Series H (GO - Local, AGM Insured)	0.26	08/01/2014	6,100,000	6,100,000
New York NY Subseries A-5 (GO - Local, Bank of Nova Scotia LOC)	0.21	08/01/2031	4,205,000	4,205,000
New York NY Subseries C-4 (GO - Local, BK Tokyo-Mitsubishi UFJ LOC)	0.27	08/01/2020	7,000,000	7,000,000
New York NY Subseries C-5 (GO - Local, Bank of New York LOC)	0.23	08/01/2020	8,000,000	8,000,000
New York NY Subseries F-4 (GO - Local, Sumitomo Mitsui Bank LOC)	0.26	09/01/2035	12,000,000	12,000,000
New York NY Subseries H-7 (GO - Local, KBC Bank NV LOC)	0.21	03/01/2034	4,790,000	4,790,000
New York NY Subseries I-7 (GO - Local, Bank of America Corporation LOC)	0.27	04/01/2036	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America Corporation LOC)	0.25	05/01/2044	1,900,000	1,900,000
New York State Dormitory Authority Eclipse Funding Trust 2006-0029 Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC)	0.25	02/15/2012	3,150,000	3,150,000
New York State Dormitory Authority North Shore LI Jewish Series B (Hospital Revenue, TD Bank NA LOC)	0.23	07/01/2039	9,000,000	9,000,000
New York State Dormitory Authority Northern Westchester Association (Hospital Revenue, TD Bank NA LOC)	0.20	11/01/2034	3,000,000	3,000,000
New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)	0.22	07/01/2038	2,500,000	2,500,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Corporation LOC)	0.26	11/01/2020	5,000,000	5,000,000
New York State Dormitory Authority PUTTER 2009-45 (Education Revenue, State Street Corporation LOC)	0.26	07/01/2025	5,600,000	5,600,000
New York State Dormitory Authority Rockefeller University Series B (Education Revenue)	0.22	07/01/2039	9,500,000	9,500,000
New York State Housing Finance Agency 10 Liberty Series A (Housing Revenue, FHLMC Insured)	0.22	05/01/2035	380,000	380,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America Corporation LOC)	0.30%	11/01/2039	$1,500,000	$1,500,000
New York State Housing Finance Agency College Arms Series A (Housing Revenue, FHLMC Insured)	0.23	05/01/2048	6,995,000	6,995,000
New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured)	0.28	11/01/2034	3,300,000	3,300,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,500,000	2,500,000
New York State Housing Finance Agency West 23rd Street Series A (Housing Revenue, FNMA Insured)	0.25	05/15/2033	22,100,000	22,100,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2037	700,000	700,000
New York State Mortgage Agency ROC-RR-II-R-11706 (Housing Revenue)††	0.32	10/01/2024	3,475,000	3,475,000
New York State Power Authority (GO - State)	0.32	03/01/2016	1,000,000	1,000,000
New York State Power Authority (GO - State)	0.32	03/01/2020	1,700,000	1,700,000
New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured)††	0.36	01/01/2016	4,600,000	4,600,000
Niagara County NY IDA Niagra University Project Series B (Education Revenue, HSBC Bank USA NA LOC & Radian Insured)	0.26	11/01/2031	5,000,000	5,000,000
Oneida County NY IDA (Hospital Revenue, HSBC Bank USA NA LOC)	0.26	06/01/2026	3,600,000	3,600,000
Puttable Floating Option Tax-Exempt Receipts PT-4564 (Housing Revenue, FHLMC Insured)	0.35	02/01/2046	9,800,000	9,800,000
Southeast NY IDA Dairy Conveyor Corporation Project (IDR, Chase Manhattan Bank LOC)	0.28	11/01/2015	800,000	800,000
Syracuse NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.25	12/01/2037	4,865,000	4,865,000
Tompkins County NY IDA (Education Revenue)	0.25	07/01/2030	4,000,000	4,000,000
Triborough Bridge & Tunnel Authority New York Municipal Securities Trust Receipts SGC-54 Class A (Transportation Revenue, Societe Generale LOC & GO of Authority Insured)	0.26	01/01/2032	3,830,000	3,830,000
				329,505,000

Pennsylvania: 1.04%
Variable Rate Demand Note§: 1.04%
Lower Merion PA School District Capital Project Series A (GO - Local, State Street Corporation LOC & State Aid Withholding Insured)	0.24	04/01/2027	4,020,000	4,020,000

Puerto Rico: 6.98%
Variable Rate Demand Notes§: 6.98%
Puerto Rico Commonwealth ROC-II-R-185 (GO - State, FGIC Insured)††	0.24	07/01/2012	3,715,000	3,715,000
Puerto Rico Electric Power Authority Municipal Securities Trust Receipts SGC-57 Class A (Utilities Revenue, FSA Insured)	0.26	07/01/2029	6,180,000	6,180,000
Puerto Rico Electric Power Authority Municipal Securities Trust Receipts-SGC-36 Class A (Utilities Revenue, Societe Generale LOC)	0.26	07/01/2032	3,500,000	3,500,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue)††	0.27	08/01/2047	4,875,000	4,875,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue)††	0.27	12/01/2047	6,000,000	6,000,000
Puerto Rico Sales Tax Financing Corporation PUTTER Series DBE-627A (Tax Revenue, AMBAC Insured)	0.26	08/01/2050	400,000	400,000
Puttable Floating Option Tax-Exempt Receipts (Housing Revenue, FHLMC Insured)	0.29	03/01/2040	2,230,000	2,230,000
				26,900,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Texas: 0.62%
Variable Rate Demand Note§: 0.62%
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)		0.25%	04/01/2040	$2,400,000	$2,400,000

Virginia: 0.70%
Variable Rate Demand Note§: 0.70%
Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)		0.26	07/01/2037	2,700,000	2,700,000

Total Investments in Securities (Cost $385,235,251)*	99.90%				385,235,251
Other Assets and Liabilities, Net	0.10				382,289

Total Net Assets	100.00%				$385,617,540

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.60%
Delaware: 0.79%
Variable Rate Demand Notes§: 0.79%
Delaware State Economic Development Authority (Energy Revenue)	0.28%	08/01/2029	$1,350,000	$1,350,000

New Jersey: 2.83%
Variable Rate Demand Notes§: 2.83%
Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Corporation LOC)	0.31%	01/01/2018	4,850,000	4,850,000

New York: 0.87%
Variable Rate Demand Notes§: 0.87%
Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Corporation LOC)	0.23%	05/01/2033	1,500,000	1,500,000

Pennsylvania: 90.55%
Variable Rate Demand Notes§: 90.55%
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)	0.27%	07/15/2028	12,205,000	12,205,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)	0.31%	05/01/2036	2,640,000	2,640,000
Beaver County PA IDA Environmental Improvement Project (Utilities Revenue)	0.42%	09/01/2032	2,000,000	2,000,000
Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Bank of Nova Scotia LOC)	0.23%	04/01/2035	1,400,000	1,400,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, CitiBank NA LOC)	0.24%	12/01/2035	2,455,000	2,455,000
Berks County PA IDA Fleetwood Business Trust (IDR, Northern Trust Company LOC)	0.32%	05/15/2025	3,815,000	3,815,000
Butler County PA IDA Mine Safety Appliances (GO - Local, Societe Generale LOC) ††	0.26%	10/01/2034	5,080,000	5,080,000
Butler County PA IDA Mine Safety Appliances Series A (IDR, JPMorgan Chase Bank LOC)	0.37%	05/01/2022	3,000,000	3,000,000
Butler County PA IDA Mine Safety Appliances Series B (IDR)	0.37%	05/01/2022	1,000,000	1,000,000
Delaware County PA College Authority Eastern College Series A (Education Revenue, TD Bank NA LOC)	0.28%	10/01/2025	3,600,000	3,600,000
Delaware County PA IDA Airport Facilities Parcel Service Project (Airport Revenue)	0.20%	12/01/2015	5,000,000	5,000,000
Deutsche Bank Spears Lifers Trust Series DB-340 (Utilities Revenue, AMBAC Insured) ††	0.26%	10/01/2022	8,940,000	8,940,000
Emmaus PA General Authority Series D27 (GO - Local, U.S. Bank NA LOC)	0.25%	03/01/2024	4,600,000	4,600,000
Emmaus PA General Authority Series F24 (GO - Local, U.S. Bank NA LOC)	0.25%	03/01/2024	2,000,000	2,000,000
Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC)	0.47%	09/01/2018	1,700,000	1,700,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC) ††	0.45%	05/01/2017	1,130,000	1,130,000
Geisinger Authority PA Health System (Hospital Revenue)	0.23%	08/01/2022	1,500,000	1,500,000
Geisinger Authority PA Health System (Hospital Revenue)	0.23%	08/01/2028	3,000,000	3,000,000
JPMorgan Chase PUTTER Drivers Trust Series 3498Z (Lease Revenue, FSA State Aid Withholding Insured) ††	0.36%	06/01/2015	1,475,000	1,475,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, Northern Trust Company LOC)	0.32%	09/01/2026	3,000,000	3,000,000
Lower Merion PA School District Capital Project Series A (GO - Local, State Street Bank Corporation LOC, State Aid Withholding Insured)	0.24%	04/01/2027	3,460,000	3,460,000
Merrill Lynch PFOTER Series 385 (Hospital Revenue) ††	0.40%	08/15/2042	2,500,000	2,500,000
Merrill Lynch PFOTER Series 566 (Hospital Revenue) ††	0.53%	08/15/2042	12,700,000	12,700,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.28%	09/15/2031	2,800,000	2,800,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Montgomery County PA IDA Girl Scouts Southeastern (Miscellaneous Revenue, TD Bank NA LOC)	0.24%	02/01/2025	$1,420,000	$1,420,000
Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured) ††	0.29%	08/01/2030	4,000,000	4,000,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.31%	12/01/2023	1,600,000	1,600,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.34%	11/01/2019	1,100,000	1,100,000
Pennsylvania EDFA Series A-2 (Miscellaneous Revenue, PNC Bank NA LOC) ††	0.31%	05/01/2011	4,250,000	4,250,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.41%	05/01/2015	200,000	200,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.41%	08/01/2014	400,000	400,000
Pennsylvania EDFA Series G10 (Port, Airport, & Marina Authority Revenue, PNC Bank NA LOC) ††	0.31%	12/01/2025	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (IDR, PNC Bank NA LOC) ††	0.41%	12/01/2013	100,000	100,000
Pennsylvania EDFA Series G6 (IDR, PNC Bank NA LOC) ††	0.41%	12/01/2013	350,000	350,000
Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)	0.41%	12/01/2012	400,000	400,000
Pennsylvania EDFA Series J1 (Education Revenue, PNC Bank NA LOC)	0.28%	11/01/2030	1,325,000	1,325,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.41%	05/01/2015	400,000	400,000
Pennsylvania HFA SFMR Series 74A (Housing Revenue)	0.28%	10/01/2032	4,000,000	4,000,000
Pennsylvania State HEFAR of Independent Colleges Series E-3 (Education Revenue, JPMorgan Chase Bank LOC) ††	0.31%	11/01/2022	1,370,000	1,370,000
Pennsylvania State HEFAR of Independent Colleges Series K (Education Revenue, PNC Bank NA LOC) ††	0.28%	11/01/2014	1,900,000	1,900,000
Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.36%	12/01/2023	7,600,000	7,600,000
Pennsylvania State University Project Series B (Education Revenue)	0.40%	06/01/2031	4,000,000	4,000,000
Philadelphia PA Authority for Industrial Development Project (IDR, PNC Bank NA LOC)	0.37%	12/01/2014	800,000	800,000
Philadelphia PA Authority for Industrial Various Refunding Series B (IDR, JPMorgan Chase & Company LOC)	0.26%	10/01/2030	1,600,000	1,600,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)	0.25%	02/15/2014	2,300,000	2,300,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)	0.25%	07/01/2022	2,800,000	2,800,000
Philadelphia PA School District Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.19%	09/01/2030	5,500,000	5,500,000
RBC Municipal Products Incorporated Trust Series C13 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27%	11/01/2011	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-11 (Hospital Revenue) ††	0.27%	02/01/2012	5,540,000	5,540,000
RBC Municipal Products Incorporated Trust Series E-16 (Hospital Revenue, Royal Bank of Canada LOC) ††	0.27%	04/15/2039	5,800,000	5,800,000
Westmoreland County PA Industrial Development Project (IDR, PNC Bank NA LOC)	0.36%	04/01/2017	1,740,000	1,740,000
				155,495,000

Puerto Rico: 3.49%
Variable Rate Demand Notes§: 3.49%
Puerto Rico Sales Tax Finance Corporation ROC-RR-II-R-11761 (Tax Revenue) ††	0.27%	12/01/2047	6,000,000	6,000,000

Utah: 1.07%
Variable Rate Demand Notes§: 1.07%
Merrill Lynch PFOTER Series 1008 Class A (Housing Revenue, FHLMC Insured) ††	0.29%	01/01/2032	1,840,000	1,840,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Total Investments in Securities (Cost $171,035,000)*	99.60%	$171,035,000
Other Assets and Liabilities, Net	0.40	691,213

Total Net Assets	100.00%	$171,726,213

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS (MUNICIPAL)

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Treasury Debt: 99.99%
US Treasury Bill^		0.02%	05/05/2011	$700,000,000	$699,993,352
US Treasury Bill^		0.02	06/02/2011	720,000,000	719,945,010
US Treasury Bill^		0.03	06/23/2011	730,000,000	729,925,291
US Treasury Bill^		0.03	06/16/2011	799,940,000	799,882,891
US Treasury Bill^		0.04	05/12/2011	720,000,000	719,980,874
US Treasury Bill^		0.05	07/14/2011	550,000,000	549,944,236
US Treasury Bill^		0.06	07/07/2011	660,000,000	659,913,100
US Treasury Bill^		0.06	07/21/2011	590,000,000	589,914,778
US Treasury Bill^		0.10	05/26/2011	862,895,000	862,868,021
US Treasury Bill^		0.10	06/30/2011	747,000,000	746,846,170
US Treasury Bill^		0.11	06/09/2011	866,540,000	866,462,008
US Treasury Bill^		0.11	10/13/2011	80,000,000	79,958,089
US Treasury Bill^		0.11	10/20/2011	70,000,000	69,961,763
US Treasury Bill^		0.12	05/19/2011	788,395,000	788,357,605
US Treasury Bill^		0.12	10/27/2011	70,000,000	69,958,467
US Treasury Bill^		0.13	10/06/2011	100,000,000	99,943,306
US Treasury Bill^		0.13	09/15/2011	100,000,000	99,949,000
US Treasury Bill^		0.14	09/22/2011	70,000,000	69,959,682
US Treasury Bill^		0.15	08/25/2011	70,000,000	69,965,340
US Treasury Bill^		0.15	09/08/2011	70,000,000	69,961,121
US Treasury Bill^		0.16	08/18/2011	70,000,000	69,965,350
US Treasury Bill^		0.17	08/04/2011	50,000,000	49,977,806
US Treasury Bill^		0.17	09/29/2011	70,000,000	69,950,417
US Treasury Bill^		0.17	09/01/2011	70,000,000	69,959,079
US Treasury Bill^		0.18	08/11/2011	50,000,000	49,974,750
US Treasury Bill^		0.18	07/28/2011	680,000,000	679,876,749
US Treasury Note		1.00	07/31/2011	80,000,000	80,178,658
US Treasury Note		4.88	05/31/2011	100,000,000	100,385,095

Total Treasury Debt (Cost $10,533,958,008)					10,533,958,008

Total Investments in Securities (Cost $10,533,958,008)*	99.99%				10,533,958,008

Other Assets and Liabilities, Net	0.01				1,554,229

Total Net Assets	100.00%				$10,535,512,237

^	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 26.39%
Abbey National Treasury Services	0.12%	05/02/2011	$252,000,000	$252,000,000
Banco Bilbao Vizcaya Argentaria (London)	0.15	05/02/2011	221,000,000	221,000,000
Banco Del Estado De Chile plc	0.23	05/03/2011	38,000,000	38,000,000
Banco Santander (Madrid)	0.13	05/02/2011	166,000,000	166,000,000
Banco Santander (Madrid)	0.14	05/03/2011	93,000,000	93,000,000
Bank of Nova Scotia	0.28	05/31/2011	20,000,000	20,000,000
Barclays Bank plc±	0.78	08/12/2011	105,000,000	105,000,000
Barclays Bank plc (New York)±	0.62	04/16/2012	49,000,000	49,000,000
Barclays Bank plc (New York)±	0.68	01/17/2012	50,000,000	50,000,000
Barclays Bank plc (New York)±	0.71	10/24/2011	49,000,000	49,000,000
Bayer AG	0.14	05/03/2011	121,000,000	121,000,000
BNP Paribas	0.39	07/01/2011	27,000,000	27,000,000
Credit Agricole	0.11	05/02/2011	41,000,000	41,000,000
Credit Agricole	0.14	05/03/2011	27,000,000	27,000,000
Credit Agricole	0.14	05/03/2011	96,000,000	96,000,000
Credit Agricole	0.32	06/16/2011	39,000,000	39,000,000
Credit Agricole	0.37	07/11/2011	39,000,000	39,000,000
Credit Agricole	0.38	06/01/2011	47,000,000	47,000,000
Credit Agricole	0.38	07/06/2011	44,000,000	44,000,000
Credit Agricole	0.51	06/06/2011	17,000,000	17,002,799
Credit Industriel et Commercial	0.41	05/16/2011	37,000,000	37,002,515
Danske Corporation	0.15	05/03/2011	105,000,000	105,000,000
DNB Nor Bank ASA	0.10	05/02/2011	263,000,000	263,000,000
Groupe BPCE	0.13	05/02/2011	176,000,000	176,000,000
HSBC Bank plc	0.11	05/02/2011	45,000,000	45,000,000
Intesa Sanpaolo SpA (London)	0.13	05/03/2011	40,000,000	40,000,000
KBC Bank NV Brussels	0.09	05/02/2011	350,000,000	350,000,000
Lloyds TSB Bank plc (London)	0.12	05/02/2011	5,000,000	5,000,000
National Bank of Canada±	0.41	10/07/2011	133,000,000	133,000,000
National Bank of Canada±	0.41	09/21/2011	82,000,000	82,000,000
Natixis Corporation	0.11	05/02/2011	50,000,000	50,000,000
Natixis Corporation	0.40	05/23/2011	20,000,000	20,000,233
Natixis Corporation	0.41	05/09/2011	14,000,000	14,000,027
Natixis Corporation±	0.54	07/07/2011	132,000,000	132,000,000
Norinchukin Bank	0.18	05/03/2011	18,000,000	18,000,000
Norinchukin Bank	0.18	05/06/2011	79,000,000	79,000,000
Rabobank Nederland NV	0.29	10/21/2011	60,000,000	60,000,000
Rabobank Nederland NV	0.31	04/24/2012	60,000,000	59,997,013
Rabobank Nederland NV±	0.31	01/10/2012	45,000,000	45,000,000
Rabobank Nederland NV±	0.32	12/06/2011	70,000,000	70,000,000
Royal Bank of Scotland plc±	0.44	10/31/2011	50,000,000	50,000,000
Royal Bank of Scotland plc±	0.53	09/13/2011	105,000,000	105,000,000
Skandinav Enskilda Banken	0.29	06/28/2011	75,000,000	75,000,000
Skandinav Enskilda Banken	0.34	05/16/2011	38,000,000	37,999,926
Skandinav Enskilda Banken	0.34	05/06/2011	20,000,000	20,000,000
Skandinav Enskilda Banken	0.35	05/23/2011	50,000,000	50,000,000
Societe Generale (New York)	0.12	05/02/2011	82,000,000	82,000,000
Societe Generale (New York)±	0.34	01/27/2012	40,000,000	40,000,000
Societe Generale (New York)	0.56	08/12/2011	112,000,000	112,000,000
Societe Generale (New York)±	1.71	05/05/2011	61,000,000	61,000,000
Sumitomo Mitsui Banking Corporation	0.16	05/06/2011	75,000,000	75,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	130,000,000	130,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	102,000,000	102,000,000
Sumitomo Mitsui Banking Corporation	0.18	05/03/2011	120,000,000	120,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	128,000,000	128,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	69,000,000	69,000,000
Svenska Handsbanken AB	0.10	05/02/2011	85,000,000	85,000,000
Svenska Handsbanken AB	0.28	06/15/2011	88,000,000	88,000,000
Svenska Handsbanken AB	0.28	06/06/2011	41,000,000	41,000,199
Toronto-Dominion Bank±	0.31	01/12/2012	30,000,000	30,000,000

Total Certificates of Deposit (Cost $4,826,002,712)				4,826,002,712

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper: 45.50%

Asset-Backed Commercial Paper: 27.08%
Alpine Securitzation††^	0.15%	05/19/2011	$49,000,000	$48,996,066
Alpine Securitzation††^	0.15	05/20/2011	54,000,000	53,995,410
Alpine Securitzation††^	0.16	05/25/2011	6,000,000	5,999,348
Alpine Securitzation††^	0.16	05/26/2011	6,000,000	5,999,320
Amsterdam Funding Corporation††^	0.31	07/06/2011	55,000,000	54,968,222
Antalis US Funding Corporation††^	0.08	05/03/2011	35,000,000	34,999,776
Arabella Finance LLC††^	0.33	05/05/2011	7,000,000	6,999,679
Arabella Finance LLC††^	0.43	05/11/2011	11,000,000	10,998,570
Arabella Finance LLC††^	0.48	05/23/2011	5,000,000	4,998,483
Arabella Finance LLC††^	0.49	05/31/2011	10,000,000	9,995,811
Arabella Finance LLC††^	0.49	05/27/2011	92,000,000	91,966,139
Argento Funding Companies Limited††^	0.11	05/03/2011	85,000,000	84,999,221
Argento Funding Companies Limited††^	0.16	05/04/2011	12,000,000	11,999,787
Argento Funding Companies Limited††^	0.24	07/27/2011	41,000,000	40,975,514
Argento Funding Companies Limited††^	0.26	07/19/2011	15,000,000	14,991,225
Argento Funding Companies Limited††^	0.30	06/02/2011	18,000,000	17,995,040
Argento Funding Companies Limited††^	0.30	06/03/2011	20,000,000	19,994,311
Argento Funding Companies Limited††^	0.31	05/13/2011	55,000,000	54,993,782
Argento Funding Companies Limited††^	0.32	08/08/2011	15,000,000	14,986,525
Argento Funding Companies Limited††^	0.34	06/06/2011	22,000,000	21,992,300
Aspen Funding Corporation††^	0.26	07/06/2011	10,000,000	9,995,125
Aspen Funding Corporation††^	0.26	07/07/2011	9,000,000	8,995,545
Aspen Funding Corporation††^	0.29	05/27/2011	10,000,000	9,997,847
Aspen Funding Corporation††^	0.29	06/16/2011	20,000,000	19,992,500
Atlantic Asset Securitization Corporation††^	0.09	05/03/2011	33,000,000	32,999,753
Atlantic Asset Securitization Corporation††^	0.14	05/04/2011	35,000,000	34,999,475
Atlantic Asset Securitization Corporation††^	0.24	06/02/2011	11,000,000	10,997,632
Atlantic Asset Securitization Corporation††^	0.26	07/05/2011	21,000,000	20,989,920
Atlantic Asset Securitization Corporation††^	0.26	07/07/2011	11,000,000	10,994,555
Atlantic Asset Securitization Corporation††^	0.26	07/11/2011	13,000,000	12,993,175
Atlantic Asset Securitization Corporation††^	0.27	05/23/2011	33,000,000	32,994,412
Atlantis One Funding Corporation††^	0.23	05/12/2011	68,000,000	67,994,711
Autobahn Funding Company LLC††^	0.19	05/13/2011	17,000,000	16,998,805
Autobahn Funding Company LLC††^	0.21	05/18/2011	5,000,000	4,999,467
Autobahn Funding Company LLC††^	0.27	06/15/2011	35,000,000	34,988,022
Barton Capital Corporation††^	0.23	05/09/2011	10,000,000	9,999,436
Belmont Funding LLC††	0.00	05/02/2011	10,000,000	10,000,000
CAFCO LLC††^	0.27	05/19/2011	27,000,000	26,996,175
CAFCO LLC††^	0.27	05/23/2011	24,000,000	23,995,800
Cancara Asset Securitisation LLC††^	0.19	05/11/2011	35,000,000	34,997,988
Cancara Asset Securitisation LLC††^	0.19	05/12/2011	25,000,000	24,998,403
Cancara Asset Securitisation LLC††^	0.24	05/09/2011	21,000,000	20,998,734
Cancara Asset Securitisation LLC††^	0.24	07/18/2011	34,000,000	33,981,819
Cancara Asset Securitisation LLC††^	0.24	07/20/2011	17,000,000	16,990,674
Cancara Asset Securitisation LLC††^	0.24	07/21/2011	25,000,000	24,986,111
Cancara Asset Securitisation LLC††^	0.27	05/16/2011	14,000,000	13,998,312
Cancara Asset Securitisation LLC††^	0.27	05/17/2011	50,000,000	49,993,542
Cancara Asset Securitisation LLC††^	0.34	06/28/2011	35,000,000	34,980,604
Cancara Asset Securitisation LLC††^	0.34	06/29/2011	6,000,000	5,996,617
Chariot Funding LLC††^	0.15	05/16/2011	35,000,000	34,997,686
Charta LLC††^	0.14	05/11/2011	24,000,000	23,998,980
Charta LLC††^	0.27	05/19/2011	33,000,000	32,995,325
Ciesco LLC††^	0.27	05/19/2011	13,000,000	12,998,158
Concord Minutemen Capital Company††^	0.20	05/04/2011	34,000,000	33,999,244
Concord Minutemen Capital Company††^	0.27	05/06/2011	18,000,000	17,999,200
Concord Minutemen Capital Company††^	0.32	05/10/2011	39,000,000	38,996,533
Concord Minutemen Capital Company††^	0.33	05/11/2011	9,000,000	8,999,100
Concord Minutemen Capital Company††^	0.35	05/17/2011	13,000,000	12,997,833
Concord Minutemen Capital Company††^	0.36	05/19/2011	20,000,000	19,996,222
Concord Minutemen Capital Company††^	0.37	05/26/2011	27,000,000	26,992,800
CRC Funding LLC††^	0.27	06/13/2011	28,000,000	27,990,853

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Crown Point Capital Company††	0.00%	05/02/2011	$22,000,000	$22,000,000
Crown Point Capital Company††^	0.13	05/03/2011	12,000,000	11,999,867
Crown Point Capital Company††^	0.24	05/05/2011	13,000,000	12,999,567
Crown Point Capital Company††^	0.31	05/09/2011	15,000,000	14,998,833
Crown Point Capital Company††^	0.33	05/11/2011	28,000,000	27,997,200
Crown Point Capital Company††^	0.34	05/13/2011	41,000,000	40,994,989
Crown Point Capital Company††^	0.35	05/16/2011	20,000,000	19,996,889
Crown Point Capital Company††^	0.36	05/18/2011	20,000,000	19,996,444
Crown Point Capital Company††^	0.36	05/19/2011	12,000,000	11,997,733
Crown Point Capital Company††^	0.37	05/23/2011	28,000,000	27,993,467
Crown Point Capital Company††^	0.38	06/03/2011	13,000,000	12,995,378
Ebbets Funding LLC††	0.00	05/02/2011	12,000,000	12,000,000
Ebbets Funding LLC††^	0.17	05/03/2011	15,000,000	14,999,792
Gemini Securitization Corporation LLC††^	0.10	05/03/2011	28,000,000	27,999,767
Gemini Securitization Corporation LLC††^	0.15	05/04/2011	20,000,000	19,999,667
Gemini Securitization Corporation LLC††^	0.17	05/11/2011	25,000,000	24,998,688
Gemini Securitization Corporation LLC††^	0.24	07/12/2011	9,000,000	8,995,563
Gemini Securitization Corporation LLC††^	0.24	07/21/2011	40,000,000	39,977,778
Gemini Securitization Corporation LLC††^	0.24	07/25/2011	2,000,000	1,998,833
Gemini Securitization Corporation LLC††^	0.25	07/08/2011	75,163,000	75,126,629
Gemini Securitization Corporation LLC††^	0.28	06/01/2011	5,500,000	5,498,625
Gemini Securitization Corporation LLC††^	0.28	06/02/2011	15,000,000	14,996,125
Govco LLC††^	0.16	05/24/2011	2,000,000	1,999,792
Govco LLC††^	0.23	07/12/2011	18,000,000	17,991,480
Govco LLC††^	0.23	07/15/2011	7,000,000	6,996,547
Govco LLC††^	0.23	07/22/2011	11,000,000	10,994,060
Govco LLC††^	0.23	07/25/2011	15,000,000	14,991,600
Govco LLC††^	0.25	05/13/2011	6,000,000	5,999,450
Govco LLC††^	0.26	05/16/2011	12,000,000	11,998,600
Govco LLC††^	0.28	05/31/2011	25,000,000	24,993,958
Grampian Funding LLC††^	0.11	05/03/2011	80,000,000	79,999,289
Grampian Funding LLC††^	0.16	05/04/2011	43,000,000	42,999,236
Grampian Funding LLC††^	0.26	05/10/2011	16,000,000	15,998,862
Grampian Funding LLC††^	0.27	07/12/2011	59,000,000	58,967,418
Grampian Funding LLC††^	0.27	07/13/2011	20,000,000	19,988,800
Grampian Funding LLC††^	0.29	06/08/2011	8,000,000	7,997,451
Grampian Funding LLC††^	0.30	06/14/2011	63,000,000	62,976,673
Grampian Funding LLC††^	0.30	06/02/2011	15,000,000	14,995,867
Grampian Funding LLC††^	0.30	06/03/2011	25,000,000	24,992,889
Grampian Funding LLC††^	0.30	08/10/2011	5,000,000	4,995,694
Jupiter Securitization Corporation LLC††^	0.15	05/16/2011	35,000,000	34,997,686
Kells Funding LLC††^	0.21	07/21/2011	31,000,000	30,984,844
Kells Funding LLC††^	0.26	05/09/2011	15,000,000	14,999,038
Kells Funding LLC††±	0.35	11/29/2011	108,000,000	108,000,000
Kells Funding LLC	0.36	12/16/2011	85,000,000	85,000,000
Legacy Capital Company††^	0.13	05/03/2011	30,000,000	29,999,667
Legacy Capital Company††^	0.24	05/05/2011	13,000,000	12,999,567
Legacy Capital Company††^	0.31	05/09/2011	12,000,000	11,999,067
Legacy Capital Company††^	0.33	05/12/2011	26,000,000	25,997,111
Lexington Parker Capital††	0.00	05/02/2011	10,000,000	10,000,000
Lexington Parker Capital††^	0.24	05/05/2011	6,000,000	5,999,800
Lexington Parker Capital††^	0.31	05/09/2011	13,000,000	12,998,989
Lexington Parker Capital††^	0.33	05/12/2011	18,000,000	17,998,000
Lexington Parker Capital††^	0.36	05/18/2011	26,000,000	25,995,378
Lexington Parker Capital††^	0.37	05/24/2011	25,000,000	24,993,889
Lexington Parker Capital††^	0.37	05/25/2011	51,000,000	50,986,966
LMA Americas LLC††^	0.15	05/06/2011	9,000,000	8,999,770
LMA Americas LLC††^	0.19	05/13/2011	5,000,000	4,999,649
LMA Americas LLC††^	0.20	05/20/2011	9,600,000	9,598,944
LMA Americas LLC††^	0.20	05/27/2011	35,954,000	35,948,319
LMA Americas LLC††^	0.23	06/20/2011	50,000,000	49,983,667
LMA Americas LLC††^	0.24	07/20/2011	14,000,000	13,992,319
LMA Americas LLC††^	0.24	07/22/2011	52,000,000	51,970,750

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
LMA Americas LLC††^	0.24%	07/27/2011	$5,000,000	$4,997,014
LMA Americas LLC††^	0.24	07/28/2011	11,000,000	10,993,354
LMA Americas LLC††^	0.26	06/23/2011	9,000,000	8,996,490
LMA Americas LLC††^	0.26	07/13/2011	17,000,000	16,990,820
LMA Americas LLC††^	0.27	07/15/2011	30,000,000	29,982,734
LMA Americas LLC††^	0.29	06/14/2011	30,000,000	29,989,250
Matchpoint Master Trust††^	0.18	05/27/2011	127,000,000	126,983,243
Matchpoint Master Trust††^	0.18	05/19/2011	11,000,000	10,998,961
MetLife Short Term Funding LLC††^	0.24	07/13/2011	47,000,000	46,976,500
MetLife Short Term Funding LLC††^	0.26	05/10/2011	30,000,000	29,997,867
Mont Blanc Capital Corporation††^	0.23	07/06/2011	8,000,000	7,996,533
Mont Blanc Capital Corporation††^	0.23	07/12/2011	10,000,000	9,995,267
Mont Blanc Capital Corporation††^	0.25	05/13/2011	13,000,000	12,998,808
Mont Blanc Capital Corporation††^	0.29	06/09/2011	9,000,000	8,997,150
Mont Blanc Capital Corporation††^	0.29	06/14/2011	12,000,000	11,995,700
Newport Funding Corporation††^	0.25	07/11/2011	24,000,000	23,987,867
Newport Funding Corporation††^	0.26	07/06/2011	10,000,000	9,995,125
Newport Funding Corporation††^	0.29	06/21/2011	15,042,000	15,035,733
Nieuw Amsterdam Receivables Corporation††^	0.10	05/03/2011	29,000,000	28,999,759
Nieuw Amsterdam Receivables Corporation††^	0.23	05/09/2011	3,000,000	2,999,825
Nieuw Amsterdam Receivables Corporation††^	0.25	08/01/2011	35,000,000	34,977,882
Nieuw Amsterdam Receivables Corporation††^	0.25	07/12/2011	18,000,000	17,990,948
Nieuw Amsterdam Receivables Corporation††^	0.26	07/07/2011	4,000,000	3,998,020
Nieuw Amsterdam Receivables Corporation††^	0.28	06/06/2011	10,000,000	9,997,083
Northern Pines Funding LLC††^	0.29	07/11/2011	16,000,000	15,990,667
Northern Pines Funding LLC††^	0.29	07/15/2011	40,000,000	39,975,333
Northern Pines Funding LLC††^	0.29	08/08/2011	3,000,000	2,997,550
Northern Pines Funding LLC††^	0.31	08/23/2011	15,000,000	14,985,404
Regency Markets #1 LLC††^	0.11	05/06/2011	25,000,000	24,999,556
Regency Markets #1 LLC††^	0.17	05/12/2011	45,000,000	44,997,500
Regency Markets #1 LLC††^	0.18	05/25/2011	118,881,000	118,865,810
Rhein-Main Security Limited††^	0.46	05/16/2011	28,000,000	27,994,337
Rhein-Main Security Limited††^	0.47	07/11/2011	16,000,000	15,985,067
Rheingold Securitization††^	0.46	05/16/2011	20,000,000	19,995,956
Rheingold Securitization††^	0.47	07/11/2011	13,000,000	12,987,867
Rheingold Securitization††^	0.47	07/15/2011	19,000,000	18,981,253
Romulus Funding Corporation††^	0.30	05/25/2011	35,000,000	34,992,621
Romulus Funding Corporation††^	0.31	05/27/2011	54,000,000	53,987,625
Scaldis Capital LLC††^	0.13	05/04/2011	28,000,000	27,999,611
Scaldis Capital LLC††^	0.15	05/05/2011	31,000,000	30,999,355
Scaldis Capital LLC††^	0.19	05/09/2011	15,000,000	14,999,300
Scaldis Capital LLC††^	0.19	05/20/2011	33,000,000	32,996,535
Scaldis Capital LLC††^	0.19	05/10/2011	39,000,000	38,997,920
Scaldis Capital LLC††^	0.19	05/24/2011	29,000,000	28,996,278
Scaldis Capital LLC††^	0.19	05/13/2011	36,000,000	35,997,470
Solitaire Funding LLC††^	0.23	05/09/2011	7,000,000	6,999,592
Solitaire Funding LLC††^	0.24	07/19/2011	8,000,000	7,995,667
Solitaire Funding LLC††^	0.24	07/21/2011	50,000,000	49,972,222
Solitaire Funding LLC††^	0.24	07/27/2011	38,000,000	37,977,306
Solitaire Funding LLC††^	0.25	07/14/2011	9,000,000	8,995,255
Solitaire Funding LLC††^	0.26	05/16/2011	3,000,000	2,999,650
Solitaire Funding LLC††^	0.27	05/17/2011	28,000,000	27,996,383
Solitaire Funding LLC††^	0.28	06/01/2011	10,000,000	9,997,500
Solitaire Funding LLC††^	0.29	06/10/2011	78,000,000	77,974,650
Solitaire Funding LLC††^	0.29	06/13/2011	57,000,000	56,980,050
Starbird Funding Corporation††^	0.16	05/09/2011	7,000,000	6,999,714
Starbird Funding Corporation††^	0.23	07/21/2011	4,000,000	3,997,867
Starbird Funding Corporation††^	0.28	06/13/2011	24,000,000	23,991,880
Starbird Funding Corporation††^	0.28	05/27/2011	17,000,000	16,996,458
Straight-A Funding LLC††^	0.20	05/10/2011	25,000,000	24,998,611
Surrey Funding Corporation††^	0.24	07/07/2011	7,000,000	6,996,792
Sydney Capital Corporation††^	0.34	07/14/2011	8,000,000	7,994,322
Sydney Capital Corporation††^	0.34	07/18/2011	10,000,000	9,992,514

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Sydney Capital Corporation††^	0.37%	06/10/2011	$8,000,000	$7,996,620
Sydney Capital Corporation††^	0.38	06/08/2011	4,000,000	3,998,356
Tasman Funding Incorporated††^	0.17	05/04/2011	4,000,000	3,999,927
Tasman Funding Incorporated††^	0.27	06/23/2011	13,000,000	12,994,742
Tasman Funding Incorporated††^	0.28	05/12/2011	23,581,000	23,578,838
Tasman Funding Incorporated††^	0.29	05/16/2011	3,000,000	2,999,615
Tasman Funding Incorporated††^	0.29	05/17/2011	19,169,000	19,166,364
Tasman Funding Incorporated††^	0.29	05/18/2011	9,008,000	9,006,679
Tasman Funding Incorporated††^	0.31	06/14/2011	47,000,000	46,981,964
Tasman Funding Incorporated††^	0.31	05/24/2011	6,000,000	5,998,753
Thames Asset Global Securitization††^	0.11	05/06/2011	30,000,000	29,999,433
Thames Asset Global Securitization††^	0.26	07/08/2011	7,000,000	6,996,483
Thames Asset Global Securitization††^	0.47	06/07/2011	16,000,000	15,992,000
Versailles Commercial Paper LLC††^	0.36	07/05/2011	15,000,000	14,990,133
Versailles Commercial Paper LLC††^	0.36	07/08/2011	18,000,000	17,987,605
Windmill Funding Corporation††^	0.27	05/24/2011	15,000,000	14,997,342

				4,952,670,777

Financial Company Commerical Paper: 15.77%
ABN AMRO Funding USA LLC††^	0.23	06/28/2011	25,000,000	24,990,500
Alaska Housing Finance Corporation^	0.28	05/17/2011	3,000,000	2,999,600
ANZ National Limited††±	0.40	09/13/2011	71,000,000	71,000,000
ASB Finance Limited††±	0.40	12/05/2011	53,000,000	53,000,000
ASB Finance Limited††±	0.40	12/02/2011	52,000,000	52,000,000
ASB Finance Limited††±	0.41	09/02/2011	70,000,000	70,000,000
Axis Bank Limited^	0.41	07/25/2011	6,000,000	5,994,120
Banco Bilbao Vizcaya Argentaria (London)††^	0.23	05/09/2011	27,300,000	27,298,408
BGL BNP Paribas SA^	0.34	06/16/2011	84,000,000	83,963,250
BGL BNP Paribas SA^	0.39	07/07/2011	53,000,000	52,961,133
BNP Paribas Finance Incorporated^	0.33	06/03/2011	30,000,000	29,990,667
BNP Paribas Finance Incorporated^	0.33	06/09/2011	45,000,000	44,983,375
BNP Paribas Finance Incorporated^	0.38	07/08/2011	45,000,000	44,967,338
BNP Paribas Finance Incorporated^	0.38	07/18/2011	84,000,000	83,929,930
BNZ International Funding Limited††±	0.38	10/12/2011	23,000,000	23,000,516
BNZ International Funding Limited±	0.39	10/07/2011	6,000,000	5,999,992
BNZ International Funding Limited††±	0.40	01/06/2012	10,000,000	10,000,000
BNZ International Funding Limited††±	0.41	09/01/2011	49,000,000	49,000,676
BPCE SA††^	0.20	05/04/2011	26,000,000	25,999,422
BPCE SA††^	0.37	06/08/2011	80,000,000	79,967,933
BPCE SA††^	0.38	06/16/2011	30,000,000	29,985,000
Danske Corporation††^	0.27	06/01/2011	40,000,000	39,990,333
Danske Corporation††^	0.31	06/08/2011	72,000,000	71,975,580
Danske Corporation††^	0.35	05/31/2011	26,000,000	25,992,251
Erste Finance LLC††^	0.09	05/04/2011	184,000,000	183,998,262
Fortis Funding LLC††^	0.34	06/15/2011	84,000,000	83,964,067
ICICI Bank Limited^	0.64	09/16/2011	55,000,000	54,863,951
ING US Funding LLC^	0.31	06/29/2011	30,000,000	29,984,533
Macquarie Bank Limited††^	0.35	06/15/2011	25,000,000	24,988,694
Macquarie Bank Limited††^	0.36	06/13/2011	20,000,000	19,991,133
Macquarie Bank Limited††^	0.40	06/29/2011	10,000,000	9,993,394
Macquarie Bank Limited††^	0.40	07/05/2011	20,000,000	19,985,422
Macquarie Bank Limited††^	0.40	07/06/2011	33,000,000	32,975,571
Macquarie Bank Limited††^	0.40	07/07/2011	30,000,000	29,977,450
Macquarie Bank Limited††^	0.40	07/08/2011	30,000,000	29,977,108
Macquarie Bank Limited††^	0.40	07/11/2011	15,000,000	14,988,042
Macquarie Bank Limited††^	0.40	07/12/2011	15,000,000	14,987,871
Mizuho Funding LLC††^	0.12	05/06/2011	38,000,000	37,999,240
Natexis Banques Populaires^	0.34	07/01/2011	44,000,000	43,974,333
Natexis Banques Populaires^	0.37	06/10/2011	78,000,000	77,967,045
National Rural Utilities Cooperative Finance Corporation^	0.21	05/10/2011	22,000,000	21,998,729
Nationwide Building Society††^	0.19	05/19/2011	10,000,000	9,999,008
Nationwide Building Society††^	0.28	05/11/2011	43,000,000	42,996,345

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commercial Paper (continued)
Nationwide Building Society††^	0.30%	05/16/2011	$30,000,000	$29,996,033
Nationwide Building Society††^	0.36	07/05/2011	20,000,000	19,986,844
Nationwide Building Society††^	0.36	07/06/2011	15,000,000	14,989,979
Nationwide Building Society††^	0.36	07/07/2011	15,000,000	14,989,825
PB Financing Incorporated††^	0.47	05/11/2011	11,000,000	10,998,433
PB Financing Incorporated††^	0.49	07/20/2011	4,000,000	3,995,611
PB Financing Incorporated††^	0.49	07/26/2011	6,000,000	5,992,917
PB Financing Incorporated††^	0.49	07/29/2011	21,000,000	20,974,333
PB Financing Incorporated††^	0.49	06/24/2011	5,000,000	4,996,246
PB Financing Incorporated††^	0.49	06/27/2011	12,000,000	11,990,480
PB Financing Incorporated††^	0.51	07/07/2011	5,000,000	4,995,233
PB Financing Incorporated††^	0.51	07/11/2011	10,000,000	9,989,889
PB Financing Incorporated††^	0.51	05/19/2011	14,000,000	13,996,232
PB Financing Incorporated††^	0.52	05/23/2011	24,000,000	23,992,020
PB Financing Incorporated††^	0.53	05/26/2011	25,000,000	24,990,500
PB Financing Incorporated††^	0.53	05/31/2011	20,000,000	19,990,817
PB Financing Incorporated††^	0.54	06/03/2011	20,000,000	19,989,867
PB Financing Incorporated††^	0.54	06/07/2011	15,000,000	14,991,450
PB Financing Incorporated††^	0.54	06/09/2011	8,000,000	7,995,187
PB Financing Incorporated††^	0.54	06/10/2011	15,000,000	14,990,738
PB Financing Incorporated††^	0.55	06/15/2011	29,000,000	28,979,797
Prudential plc††^	0.32	06/02/2011	18,000,000	17,994,730
Prudential plc††^	0.32	06/08/2011	6,000,000	5,997,903
Prudential plc††^	0.33	06/14/2011	19,000,000	18,992,284
Prudential plc††^	0.34	07/05/2011	18,000,000	17,988,800
Prudential plc††^	0.34	07/06/2011	15,000,000	14,990,521
Prudential plc††^	0.36	07/13/2011	10,000,000	9,992,600
Prudential plc††^	0.37	07/18/2011	10,000,000	9,991,872
Prudential plc††^	0.37	07/21/2011	45,000,000	44,962,000
RBS Holdings USA Incorporated††^	0.27	05/11/2011	27,000,000	26,997,773
RBS Holdings USA Incorporated††^	0.29	05/24/2011	47,000,000	46,990,809
Skandinaviska Enslilda Banken AB††^	0.33	06/02/2011	35,000,000	34,989,451
Skandinaviska Enskilda Banken AB††^	0.32	05/23/2011	20,000,000	19,995,917
Skandinaviska Enskilda Banken AB††^	0.29	05/13/2011	23,000,000	22,997,611
Skandinaviska Enskilda Banken AB††^	0.33	06/01/2011	15,000,000	14,995,625
Standard Chartered Bank††^	0.29	07/11/2011	20,000,000	19,988,333
Suncorp-Metway Limited††^	0.30	05/05/2011	14,000,000	13,999,417
Suncorp-Metway Limited††^	0.45	05/17/2011	27,000,000	26,994,263
Suncorp-Metway Limited††^	0.49	06/08/2011	59,000,000	58,969,074
Suncorp-Metway Limited††^	0.49	06/09/2011	28,000,000	27,984,927
Svenska Handlesbanken AB††^	0.25	05/18/2011	18,000,000	17,997,760
Swedbank AB^	0.26	07/28/2011	25,000,000	24,983,688
Swedbank AB^	0.26	07/29/2011	50,000,000	49,967,000
Swedbank AB^	0.26	08/03/2011	25,000,000	24,982,563
Swedbank AB^	0.26	08/04/2011	25,000,000	24,982,375
Swedbank AB^	0.36	05/27/2011	15,000,000	14,995,990
Swedbank AB^	0.36	05/31/2011	15,000,000	14,995,348
Westpac Securities NZ Limited††^	0.28	05/31/2011	14,000,000	13,996,617
Westpac Securities NZ Limited††±	0.37	10/13/2011	65,000,000	65,000,000
Westpac Securities NZ Limited††±	0.38	08/19/2011	57,000,000	57,000,000

				2,884,127,904

Other Commercial Paper: 2.65%
ACTS Retirement Life Communities Incorporated^	0.29	06/16/2011	10,000,000	9,996,250
Caisse d’Amortissement de la Dette Sociale††^	0.15	05/04/2011	106,000,000	105,998,233
Caisse d’Amortissement de la Dette Sociale††^	0.22	05/10/2011	12,000,000	11,999,253
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/16/2011	25,000,000	24,997,278
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/17/2011	55,000,000	54,993,583
Caisse d’Amortissement de la Dette Sociale††^	0.26	05/31/2011	40,000,000	39,990,978
Caisse d’Amortissement de la Dette Sociale††^	0.27	06/09/2011	29,000,000	28,991,429
EDF SA††	0.00	05/02/2011	32,000,000	32,000,000
European Investment Bank^	0.24	06/24/2011	15,000,000	14,994,479

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
European Investment Bank^	0.25%	06/29/2011	$15,000,000	$14,993,717
GDF Suez††	0.00	05/02/2011	7,000,000	7,000,000
GDF Suez††^	0.23	05/10/2011	18,000,000	17,998,840
GDF Suez††^	0.27	05/23/2011	8,000,000	7,998,600
GDF Suez††^	0.28	05/24/2011	4,000,000	3,999,267
GDF Suez††^	0.28	06/09/2011	5,000,000	4,998,469
GDF Suez††^	0.28	06/20/2011	12,000,000	11,995,263
GDF Suez††^	0.29	06/13/2011	23,000,000	22,991,950
GDF Suez††^	0.29	05/31/2011	20,000,000	19,995,006
Statens Bostadsfin††^	0.17	05/03/2011	7,000,000	6,999,903
Statens Bostadsfin††^	0.25	05/04/2011	8,000,000	7,999,778
Statens Bostadsfin††^	0.38	06/07/2011	33,000,000	32,986,800

				483,919,076

Total Commercial Paper (Cost $8,320,717,757)				8,320,717,757

Government Agency Debt: 0.33%
FHLMC±	0.16	02/02/2012	60,000,000	59,963,473

Total Government Agency Debt (Cost $59,963,473)				59,963,473

Municipal Bonds and Notes: 14.44%

Alabama: 0.61%

Variable Rate Demand Notes §: 0.61%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27	11/01/2027	32,000,000	32,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	80,000,000	80,000,000

				112,000,000

Arizona: 0.06%

Variable Rate Demand Note §: 0.06%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured)	0.27	10/01/2029	11,500,000	11,500,000

California: 3.74%

Other Municipal Debt: 0.38%
City of San Francisco CA (Miscellaneous Revenue)	0.27	07/11/2011	2,000,000	2,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.30	06/08/2011	7,000,000	7,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.34	06/08/2011	4,000,000	4,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.35	06/02/2011	8,000,000	8,000,000
City of San Jose CA (Miscellaneous Revenue)	0.22	05/03/2011	23,000,000	23,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	05/13/2011	9,000,000	9,000,000
City of San Jose CA International Airport (Airport Revenue)	0.24	04/29/2011	12,000,000	12,000,000
San Joaquin County CA COP (GO - Local)	0.30	06/02/2011	4,000,000	4,000,000

				69,000,000

Variable Rate Demand Notes §: 3.36%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.30	07/01/2037	3,000,000	3,000,000
California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)	0.30	10/01/2043	19,690,000	19,690,000
California GO Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.23	05/01/2040	8,000,000	8,000,000
California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.25	08/01/2034	15,000,000	15,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.25%	07/01/2020	$18,000,000	$18,000,000
California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.27	11/01/2026	51,800,000	51,800,000
California State Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.21	07/01/2023	18,000,000	18,000,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	21,000,000	21,000,000
California State Series B Subseries B1 (GO - State, Bank of America NA LOC)	0.24	05/01/2040	10,000,000	10,000,000
California State Series I (Health Revenue, Bank of America NA LOC)	0.24	07/01/2035	22,000,000	22,000,000
California Statewide CDA Dublin Ranch Senior Apartments (Housing Revenue)	0.27	12/15/2037	14,900,000	14,900,000
California Statewide CDA Ivy Hill Apartments Project Series I (Housing Revenue, FNMA Insured)	0.26	02/01/2033	11,337,000	11,337,000
California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.26	08/01/2031	3,000,000	3,000,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.26	08/15/2034	7,700,000	7,700,000
Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)	0.25	10/15/2026	12,000,000	12,000,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.25	07/01/2036	10,500,000	10,500,000
Irvine Ranch CA Water District Series A (Water & Sewer Revenue, Landesbank Baden-Wurttemberg LOC)	0.25	07/01/2035	40,800,000	40,800,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.26	08/01/2018	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.24	10/01/2019	16,000,000	16,000,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.25	07/01/2027	8,800,000	8,800,000
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)	0.30	07/01/2035	7,000,000	7,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue)	0.24	12/01/2040	21,180,000	21,180,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.24	02/01/2035	53,650,000	53,650,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue)	0.24	03/01/2037	53,260,000	53,260,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.24	10/01/2035	16,135,000	16,135,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)	0.25	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.26	12/01/2022	7,945,000	7,945,000
San Bernardino County CA TRAN Series A (Tax Revenue)	2.00	06/30/2011	15,000,000	15,040,572
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.25	01/15/2033	11,325,000	11,325,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.27	01/15/2035	8,500,000	8,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.25	04/01/2030	2,775,000	2,775,000
San Francisco CA City & County Redevelopment Agency (Lease Revenue) ††	0.26	11/01/2041	2,000,000	2,000,000
San Francisco CA City & County Redevelopment Agency (Lease Revenue, FNMA Insured)	0.27	06/15/2034	8,700,000	8,700,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	08/01/2032	14,000,000	14,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.27	09/15/2032	5,800,000	5,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.23	07/01/2023	9,000,000	9,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)	0.26	07/01/2036	20,170,000	20,170,000
Tustin CA USD Special Tax Community Facilities District # 07-1 (Tax Revenue)	0.24	09/01/2050	8,600,000	8,600,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.27%	12/01/2038	$10,000,000	$10,000,000

				614,157,572

Colorado: 0.42%

Variable Rate Demand Notes §: 0.42%
Colorado HFA Taxable Multiple Family Project B 2 (Housing Revenue, FNMA Insured)	0.21	05/01/2050	34,805,000	34,805,000
Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)	0.27	10/01/2038	12,661,000	12,661,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)	0.26	11/01/2038	4,000,000	4,000,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.17	12/15/2037	16,000,000	16,000,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue) ††	0.27	06/27/2011	10,000,000	10,000,000

				77,466,000

Connecticut: 0.12%

Variable Rate Demand Note §: 0.12%
City of New Britain CT Taxable Pension Series C (Tax Revenue, Bank of America NA LOC)	0.31	02/01/2026	21,800,000	21,800,000

Delaware: 0.18%

Variable Rate Demand Notes §: 0.18%
Delaware State Economic Development Agency Clean Power Project Series 1997-C (Energy Revenue)	0.25	08/01/2029	7,000,000	7,000,000
Delaware State Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.28	08/01/2029	7,000,000	7,000,000
Delaware State Economic Development Authority Series B (Resource Recovery Revenue)	0.28	08/01/2029	19,700,000	19,700,000

				33,700,000

District of Columbia: 0.31%

Variable Rate Demand Notes §: 0.31%
District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America LOC)	0.29	02/01/2036	4,870,000	4,870,000
District of Columbia The American University Series A (Education Revenue)	0.25	04/01/2038	42,400,000	42,400,000
Metropolitan Washington DC Airports Authority Subseries D-2 (Airport Revenue)	0.27	10/01/2039	8,855,000	8,855,000

				56,125,000

Florida: 0.22%

Other Municipal Debt: 0.11%
Hillsborough County FL (Miscellaneous Revenue)	0.30	05/13/2011	20,000,000	20,000,000

Variable Rate Demand Notes §: 0.11%
Florida Municipal Power Agency All Requirements Supply Series C (Energy Revenue)	0.27	10/01/2035	5,000,000	5,000,000
Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America NA LOC)	0.29	06/01/2032	14,495,000	14,495,000

				19,495,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia: 0.11%

Variable Rate Demand Note §: 0.11%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured) ††	0.41%	10/01/2039	$20,490,000	$20,490,000

Illinois: 0.50%

Other Municipal Debt: 0.03%
City of Chicago Municipal Interest Bearing Commercial Paper (Water & Sewer Revenue, BHAC-CR AMBAC Insured)	0.40	05/19/2011	6,000,000	6,000,000

Variable Rate Demand Notes §: 0.47%
Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)	0.29	01/01/2035	8,000,000	8,000,000
Cook County IL GO Series D-2 (GO - Local)	0.21	11/01/2030	17,400,000	17,400,000
Cook County IL Series D-1 (GO - Local)	0.21	11/01/2030	46,600,000	46,600,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.20	07/01/2030	2,000,000	2,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.23	07/01/2030	4,000,000	4,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.25	07/01/2030	7,000,000	7,000,000

				85,000,000

Indiana: 0.06%

Variable Rate Demand Notes §: 0.06%
Indiana State Financing Authority (Resource Recovery Revenue, Bank of America NA LOC)	0.27	12/01/2039	5,000,000	5,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue)	0.28	01/01/2040	5,865,000	5,865,000

				10,865,000

Iowa: 0.06%

Variable Rate Demand Note §: 0.06%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)	0.28	06/01/2039	10,000,000	10,000,000

Louisiana: 0.08%

Variable Rate Demand Notes §: 0.08%
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.25	08/01/2023	3,000,000	3,000,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.28	11/01/2040	6,500,000	6,500,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.28	11/01/2040	5,000,000	5,000,000

				14,500,000

Maryland: 0.11%

Variable Rate Demand Notes §: 0.11%
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.27	09/01/2031	6,910,000	6,910,000
Maryland CDA Series 2006-G (Housing Revenue)	0.29	09/01/2040	13,700,000	13,700,000

				20,610,000

Massachusetts: 0.44%

Other Municipal Debt: 0.03%
Massachusetts Water Resources Authority (Water & Sewer Revenue)	0.30	05/02/2011	6,000,000	6,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 0.41%
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)	0.21%	01/01/2039	$9,000,000	$9,000,000
Massachusetts State Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC)	0.20	10/01/2031	25,130,000	25,130,000
Massachusetts State HEFA (Health Revenue, JPMorgan Chase Bank LOC)	0.23	10/01/2049	18,600,000	18,600,000
Massachusetts State HEFA Series N-1 (Education Revenue)	0.21	08/15/2040	9,000,000	9,000,000
Massachusetts State HEFA Series N-3 (Health Revenue)	0.24	10/01/2038	4,000,000	4,000,000
Massachusetts State HEFA Stonehill College Issue Series K (Education Revenue, Bank of America Corporation LOC)	0.23	07/01/2037	9,535,000	9,535,000

				75,265,000

Michigan: 0.04%

Variable Rate Demand Notes §: 0.04%
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.28	10/01/2037	3,970,000	3,970,000
Wayne County MI Industrial Development Authority (IDR, Bank of America NA LOC)	0.37	05/01/2020	3,000,000	3,000,000

				6,970,000

Minnesota: 0.17%

Variable Rate Demand Notes §: 0.17%
Bloomington Associates MN (Housing Revenue, LaSalle Bank NA LOC)	0.30	08/01/2037	20,500,000	20,500,000
Minnesota State Office of Higher Education Series B (Education Revenue, U.S. Bank NA LOC)	0.29	12/01/2043	4,700,000	4,700,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.32	10/01/2038	6,000,000	6,000,000

				31,200,000

Mississippi: 0.26%

Variable Rate Demand Notes §: 0.26%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	12,900,000	12,900,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.20	12/01/2030	3,000,000	3,000,000
Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)	0.20	11/01/2028	31,875,000	31,873,717

				47,773,717

Missouri: 0.10%

Variable Rate Demand Notes §: 0.10%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.28	04/01/2027	10,000,000	10,000,000
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.26	12/01/2037	8,000,000	8,000,000

				18,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Nebraska: 0.19%

Variable Rate Demand Note §: 0.19%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.26%	08/01/2039	$34,755,000	$34,755,000

Nevada: 0.25%

Variable Rate Demand Notes §: 0.25%
Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America LOC)	0.23	10/01/2035	18,000,000	18,000,000
Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	05/01/2037	15,800,000	15,800,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.26	06/01/2042	11,000,000	11,000,000

				44,800,000

New Jersey: 0.85%

Other Municipal Debt: 0.10%
Merrill Lynch PFOTER (Miscellaneous Revenue) ††	0.32	02/01/2018	19,000,000	19,000,000

Variable Rate Demand Notes §: 0.75%
JPMorgan Chase PUTTER/DRIVER Trust Series 3871 (Utilities Revenue) ††	0.30	02/01/2015	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3889 (Utilities Revenue) ††	0.27	06/23/2011	15,000,000	15,000,000
New Jersey Economic Development Authority NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2026	7,000,000	7,000,000
New Jersey Economic Development Authority Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2032	9,000,000	9,000,000
New Jersey HFFA Princeton Healthcare System Issue Series 2010A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.22	05/01/2048	34,755,000	34,755,000
New Jersey State TRAN PUTTER (Miscellaneous Revenue) ††	0.27	06/23/2011	26,100,000	26,100,000
New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	06/15/2032	13,000,000	13,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.28	01/01/2018	21,000,000	21,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.26	04/15/2014	4,000,000	4,000,000

				136,855,000

New York: 1.48%

Other Municipal Debt: 0.27%
Long Island NY Power Authority (Utilities Revenue)	0.26	06/01/2011	10,000,000	10,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.26	06/02/2011	10,000,000	10,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	05/03/2011	22,000,000	22,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	3,000,000	3,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	4,000,000	4,000,000

				49,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 1.21%
New York PFOTER (Miscellaneous Revenue) ††	0.41%	06/15/2050	$9,000,000	$9,000,000
New York City NY Housing Development Corporation Mulitfamily Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.24	09/01/2049	10,875,000	10,875,000
New York City NY Housing Development Corporation Series H-2-A (Housing Revenue)	0.55	05/01/2013	3,000,000	3,000,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue) ††	0.26	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue)	0.35	06/15/2032	17,000,000	17,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.23	06/15/2025	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)	0.35	06/15/2033	19,000,000	19,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.24	06/15/2024	6,998,000	6,998,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.23	09/01/2027	9,000,000	9,000,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.27	08/01/2020	2,000,000	2,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.27	07/15/2036	30,500,000	30,500,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	4,500,000	4,500,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue)	0.35	10/01/2037	19,000,000	19,000,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) ††	0.41	11/15/2025	900,000	900,000
New York NY Subseries H-1 (GO - Local)	0.35	01/01/2036	6,000,000	6,000,000
New York NY Subseries L-5 (GO - Local)	0.50	04/01/2035	17,000,000	17,000,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.26	05/01/2029	5,000,000	5,000,000
New York State Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.34	11/01/2041	17,500,000	17,500,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)	0.55	04/01/2037	3,000,000	3,000,000
New York State Mortgage Agency Homeowner Mortgage Series 150 (Housing Revenue, Dexia Credit Local Insured)	0.50	10/01/2037	25,450,000	25,450,000

				221,723,000

North Carolina: 0.08%

Variable Rate Demand Note §: 0.08%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.27	12/01/2036	14,405,000	14,405,000

Ohio: 0.31%

Variable Rate Demand Notes §: 0.31%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Hospital Revenue)	0.25	10/01/2031	11,000,000	11,000,000
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2037	4,700,000	4,700,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.26	08/15/2041	4,000,000	4,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.22	09/01/2039	24,707,000	24,707,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Parma OH Community General Hospital Association Series 2006A (Health Revenue, JPMorgan Chase Bank LOC)	0.25%	11/01/2029	$13,100,000	$13,100,000

				57,507,000

Oregon: 0.07%

Variable Rate Demand Notes §: 0.07%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue) ††	0.41	07/26/2012	6,000,000	5,999,973
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.27	07/01/2038	7,000,000	7,000,000

				12,999,973

Pennsylvania: 0.91%

Variable Rate Demand Notes §: 0.91%
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC)	0.23	01/01/2026	10,000,000	10,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2037	20,400,000	20,400,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.23	08/01/2022	6,000,000	6,000,000
JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue) ††	0.29	06/30/2011	27,000,000	27,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue) ††	0.28	06/30/2011	96,200,000	96,200,000
Philadelphia PA Authority For Industrial Development New Courtland Elder Services Project Series 2003 (IDR, PNC Bank NA LOC)	0.25	03/01/2027	7,000,000	7,000,000

				166,600,000

Rhode Island: 0.03%

Variable Rate Demand Note §: 0.03%
Rhode Island HEFA Brown University Issue Series A (Health Revenue)	0.21	05/01/2035	5,000,000	5,000,000

South Carolina: 0.08%

Variable Rate Demand Note §: 0.08%
South Carolina Public Service Authority (Miscellaneous Revenue) ††	0.26	01/01/2050	15,000,000	15,000,000

South Dakota: 0.03%

Variable Rate Demand Note §: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.25	05/01/2037	5,000,000	5,000,000

Tennessee: 0.16%

Variable Rate Demand Notes §: 0.16%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.24	01/01/2034	5,000,000	5,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.29	12/01/2041	3,000,000	3,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	07/01/2034	16,000,000	16,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28%	02/01/2036	$5,375,000	$5,375,000

				29,375,000

Texas: 1.60%

Other Municipal Debt: 0.09%
Texas Municipal Power Agency (Utilities Revenue)	0.30	08/09/2011	16,000,000	16,000,000

Variable Rate Demand Notes §: 1.51%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.26	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.28	12/01/2032	2,450,000	2,450,000
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Exxon Mobil Project Series A (Miscellaneous Revenue)	0.17	06/01/2030	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2038	10,000,000	10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26	06/01/2029	6,700,000	6,700,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.26	06/01/2029	16,500,000	16,500,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Solid Waste Revenue)	0.23	03/01/2023	15,000,000	15,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue) ††	0.27	08/31/2011	100,000,000	100,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.21	08/01/2034	15,700,000	15,700,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.29	04/01/2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Education Revenue)	0.46	02/01/2035	2,000,000	2,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (IDR)	0.26	04/01/2040	20,000,000	20,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26	11/01/2040	9,000,000	9,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	7,000,000	7,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	12/01/2039	5,000,000	5,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.23	06/01/2045	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)	0.35	07/01/2020	8,500,000	8,500,000
University of Texas System Series A (Education Revenue)	0.18	07/01/2037	25,000,000	25,000,000

				276,350,000

Vermont: 0.19%

Variable Rate Demand Note §: 0.19%
Vermont State Student Assistance Corporation (Education Revenue, Lloyds Bank LOC)	0.27	12/15/2040	35,500,000	35,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia: 0.11%

Variable Rate Demand Notes §: 0.11%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.29%	05/01/2026	$6,110,000	$6,110,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue)	0.26	08/01/2033	14,000,000	14,000,000

				20,110,000

Washington: 0.24%

Other Municipal Debt: 0.08%
Providence WA Health and Services (Health Revenue)	0.37	05/18/2011	15,000,000	15,000,000

Variable Rate Demand Note §: 0.16%
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)	0.22	07/01/2035	29,402,000	29,402,000

West Virginia: 0.05%

Variable Rate Demand Note §: 0.05%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.27	07/01/2039	9,000,000	9,000,000

Wisconsin: 0.04%

Variable Rate Demand Notes §: 0.04%
Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)	0.28	09/01/2035	4,335,000	4,335,000
Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)	0.20	12/01/2033	2,000,000	2,000,000

				6,335,000

Wyoming: 0.18%

Variable Rate Demand Notes §: 0.18%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.23	07/01/2015	31,125,000	31,125,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue)	0.26	06/01/2035	1,920,000	1,920,000

				33,045,000

Total Municipal Bonds and Notes (Cost $2,640,679,262)				2,640,679,262

Other Instruments: 0.66%
District of Columbia	0.28	05/06/2011	19,000,000	19,000,000
GBG LLC††§	0.30	09/01/2027	12,427,000	12,427,000
Illinois Educational Facilities Authority	0.30	06/13/2011	7,000,000	7,000,000
ING Bank NV††±	0.81	02/02/2012	42,000,000	42,000,000
ING Bank NV††±	0.82	02/10/2012	40,000,000	40,000,000

Total Other Instruments (Cost $120,427,000)				120,427,000

Other Notes: 6.52%

Corporate Bonds and Notes: 3.96%
ACTS Retirement Life Communities Incorporated§	0.18	11/15/2029	12,335,000	12,335,000
Bank of America Corporation§±	1.13	12/02/2011	240,390,000	241,628,194
Bear Stearns & Companies Incorporated±	0.52	08/15/2011	19,175,000	19,184,198
Citibank NA±	0.29	07/12/2011	24,800,000	24,802,724
Citigroup Funding Incorporated±	0.23	05/05/2011	147,100,000	147,099,646

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes (continued)
Citigroup Funding Incorporated±	0.28%	11/15/2011	$3,000,000	$2,998,954
General Electric Capital Corporation§±	0.51	03/12/2012	25,000,000	25,053,150
General Electric Capital Corporation§±	1.24	12/09/2011	76,773,000	77,235,820
JPMorgan Chase & Company±	0.42	05/16/2011	4,000,000	4,000,124
JPMorgan Chase & Company±	0.54	06/15/2012	15,000,000	15,046,255
LTF Real Estate LLC††§	0.30	06/01/2033	15,590,000	15,590,000
Morgan Stanley§±	1.16	12/01/2011	9,100,000	9,148,310
PNC Funding Corporation±	0.59	06/22/2011	91,500,000	91,542,473
Seariver Maritime Incorporated(i)±	0.45	10/01/2011	4,400,000	4,400,000
State Street Bank & Trust Company±	0.51	09/15/2011	30,000,000	30,028,626
US Central Federal Credit Union±	0.27	10/19/2011	3,000,000	3,000,464

				723,093,938

Secured Master Note Agreement: 2.38%
Bank of America Securities LLC§	0.25	09/09/2034	301,400,000	301,400,000
Lloyds TSB Bank plc	0.40	11/01/2011	134,000,000	134,000,000

				435,400,000

Yankee Corporate Bonds and Notes: 0.18%
Eksportfinans ASA±	0.28	09/22/2011	33,000,000	33,000,000

Total Other Notes (Cost $1,191,493,938)				1,191,493,938

Repurchase Agreements: 3.61%
Barclays Capital Incorporated, dated 04/29/2011, maturity value $153,164,416 (1)	0.05	05/02/2011	153,163,777	153,163,777
Citibank NA, dated 04/29/2011, maturity value $82,000,410 (2)	0.06	05/02/2011	82,000,000	82,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $163,350,681 (3)	0.05	05/02/2011	163,350,000	163,350,000
Goldman Sachs & Company, dated 04/29/2011, maturity value $150,000,625 (4)	0.05	05/02/2011	150,000,000	150,000,000
JPMorgan Securities, dated 04/29/2011, maturity value $35,000,525 (5)	0.18	05/02/2011	35,000,000	35,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 04/29/2011, maturity value $8,000,027 (6)	0.04	05/02/2011	8,000,000	8,000,000
Societe Generale, dated 04/29/2011, maturity value $68,000,283 (7)	0.05	05/02/2011	68,000,000	68,000,000

Total Repurchase Agreements (Cost $659,513,777)				659,513,777

Treasury Debt: 2.86%
US Treasury Bill^	0.12	10/06/2011	208,000,000	207,891,147
US Treasury Bill^	0.15	08/25/2011	130,000,000	129,935,632
US Treasury Bill^	0.16	08/18/2011	121,000,000	120,940,105
US Treasury Bill^	0.18	08/11/2011	64,000,000	63,967,680

Total Treasury Debt (Cost $522,734,564)				522,734,564

Total Investments in Securities (Cost $18,341,532,483)*	100.31%			18,341,532,483
Other Assets and Liabilities, Net	(0.31)			(55,996,232)

Total Net Assets	100.00%			$18,285,536,251

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

^	Zero coupon security. Rate represents yield to maturity.

Collateralized by:

(1) U.S. government securities, 0.00% to 5.50%, 5/5/2011 to 2/20/2041, market value including accrued interest is $156,869,350.

(2) U.S. government securities, 3.00% to 12.50%, 5/1/2011 to 11/1/2049, market value including accrued interest is $84,460,000.

(3) U.S. government securities, 4.00% to 7.00%, 7/1/2024 to 3/20/2041, market value including accrued interest is $168,250,500.

(4) U.S. government securities, 3.36% to 6.00%, 3/1/2034 to 4/1/2041, market value including accrued interest is $154,500,000.

(5) Commercial paper, 0.00%, 5/26/2011 to 6/2/2011, market value is $35,700,234.

(6)U.S. government securities, 2.63% to 4.00%, 3/1/2026 to 12/1/2040, market value including accrued interest is $8,240,000.

(z)	(7) U.S. government securities, 1.75% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $70,040,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper: 4.71%

Asset-Backed Commercial Paper: 4.71%
Straight-A Funding LLC††^	0.16%	06/16/2011	$100,000,000	$99,978,750
Straight-A Funding LLC††^	0.00	05/02/2011	50,000,000	50,000,000
Straight-A Funding LLC††^	0.08	05/03/2011	45,000,000	44,999,688
Straight-A Funding LLC††^	0.13	05/04/2011	50,000,000	49,999,306
Straight-A Funding LLC††^	0.15	05/05/2011	50,000,000	49,998,958
Straight-A Funding LLC††^	0.16	06/10/2011	50,000,000	49,990,792
Straight-A Funding LLC††^	0.17	05/06/2011	100,000,000	99,997,222
Straight-A Funding LLC††^	0.18	06/21/2011	30,000,000	29,992,083
Straight-A Funding LLC††^	0.18	06/22/2011	35,000,000	34,990,579
Straight-A Funding LLC††^	0.19	05/09/2011	50,000,000	49,997,569
Straight-A Funding LLC††^	0.20	05/11/2011	50,038,000	50,034,873
Straight-A Funding LLC††^	0.21	05/12/2011	65,000,000	64,995,486
Straight-A Funding LLC††^	0.22	05/17/2011	45,208,000	45,203,291
Straight-A Funding LLC††^	0.22	06/24/2011	25,000,000	24,991,535
Straight-A Funding LLC††^	0.22	07/01/2011	32,190,000	32,177,661
Straight-A Funding LLC††^	0.23	06/08/2011	115,000,000	114,971,633
Straight-A Funding LLC††^	0.23	06/09/2011	95,000,000	94,975,933
Straight-A Funding LLC††^	0.23	06/01/2011	85,000,000	84,982,292
Straight-A Funding LLC††^	0.23	06/01/2011	20,000,000	19,995,833
Straight-A Funding LLC††^	0.24	06/02/2011	104,681,000	104,658,465
Straight-A Funding LLC††^	0.24	06/06/2011	90,000,000	89,978,125

Total Commercial Paper (Cost $1,286,910,074)				1,286,910,074

Government Agency Debt: 45.68%
FFCB±	0.10	02/22/2012	26,500,000	26,476,385
FFCB±	0.12	06/28/2011	236,000,000	235,994,265
FFCB±	0.13	06/23/2011	225,000,000	224,995,722
FFCB±	0.13	01/25/2012	145,000,000	144,915,388
FFCB^	0.15	10/12/2011	25,000,000	24,983,021
FFCB±	0.16	06/07/2011	50,000,000	49,998,873
FFCB^	0.17	08/23/2011	25,000,000	24,986,660
FFCB^	0.18	05/25/2011	50,000,000	49,993,931
FFCB^	0.18	05/31/2011	23,000,000	22,996,480
FFCB^	0.18	06/01/2011	25,000,000	24,996,042
FFCB^	0.18	06/02/2011	25,000,000	24,995,910
FFCB^	0.20	06/27/2011	40,000,000	39,987,244
FFCB^	0.20	06/13/2011	100,000,000	99,975,500
FFCB^	0.21	08/11/2011	25,000,000	24,985,271
FFCB^	0.21	08/24/2011	50,000,000	49,966,750
FFCB±	0.21	09/28/2012	100,000,000	99,985,658
FFCB±	0.21	08/13/2012	88,525,000	88,490,573
FFCB^	0.22	08/09/2011	100,000,000	99,939,500
FFCB±	0.23	02/13/2012	50,000,000	50,003,932
FFCB±	0.23	03/14/2012	200,000,000	199,972,994
FFCB±	0.26	02/07/2013	147,000,000	146,979,706
FFCB±	0.31	05/18/2011	16,200,000	16,201,084
FFCB±	0.33	10/07/2011	200,000,000	200,018,121
FFCB	0.55	09/30/2011	24,110,000	24,152,363
FFCB	0.57	06/09/2011	25,000,000	25,011,507
FFCB	0.68	09/01/2011	6,000,000	6,010,766
FFCB	1.13	10/03/2011	30,500,000	30,620,329
FFCB	3.50	10/03/2011	50,200,000	50,907,415
FHLB^	0.07	05/06/2011	50,000,000	49,999,444
FHLB^	0.08	05/27/2011	150,000,000	149,990,625
FHLB^	0.09	09/06/2011	150,000,000	149,952,375
FHLB±	0.12	07/28/2011	150,000,000	149,987,268
FHLB±	0.12	07/20/2011	165,000,000	164,989,018
FHLB±	0.12	07/25/2011	150,000,000	149,987,707
FHLB^	0.13	05/16/2011	10,800,000	10,799,370
FHLB±	0.14	06/07/2011	160,000,000	159,993,575

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FHLB±	0.14%	08/12/2011	$150,000,000	$149,983,100
FHLB±	0.14	07/15/2011	39,000,000	38,992,945
FHLB^	0.15	06/29/2011	64,000,000	63,984,533
FHLB^	0.15	10/07/2011	100,000,000	99,934,167
FHLB^	0.16	09/23/2011	25,000,000	24,983,500
FHLB±	0.16	05/25/2011	250,000,000	249,996,841
FHLB±	0.18	05/02/2011	2,800,000	2,800,000
FHLB	0.20	07/25/2011	250,000,000	249,987,238
FHLB	0.20	08/03/2011	50,000,000	50,003,720
FHLB±	0.20	02/28/2012	250,000,000	249,928,268
FHLB	0.21	08/10/2011	83,265,000	83,260,425
FHLB±	0.25	10/13/2011	251,400,000	251,441,119
FHLB±	0.27	11/07/2011	150,000,000	149,968,500
FHLB	0.51	06/22/2011	100,000,000	100,040,617
FHLB	0.58	06/03/2011	31,500,000	31,510,220
FHLB	0.67	06/14/2011	72,605,000	72,644,471
FHLB	0.76	07/19/2011	53,000,000	53,064,241
FHLB	1.13	07/18/2011	1,025,000	1,027,090
FHLB	2.63	05/20/2011	199,985,000	200,225,692
FHLB	3.75	09/09/2011	15,565,000	15,764,150
FHLB	4.25	06/10/2011	10,000,000	10,044,366
FHLB	5.25	06/10/2011	10,000,000	10,055,003
FHLMC^	0.08	06/24/2011	82,200,000	82,190,319
FHLMC^	0.09	07/11/2011	100,000,000	99,981,528
FHLMC^	0.10	05/04/2011	75,000,000	74,999,208
FHLMC^	0.10	08/12/2011	100,000,000	99,971,667
FHLMC^	0.10	09/01/2011	87,000,000	86,970,517
FHLMC^	0.11	09/12/2011	213,050,000	212,963,419
FHLMC^	0.12	06/02/2011	51,700,000	51,694,212
FHLMC^	0.13	06/20/2011	216,300,000	216,258,783
FHLMC^	0.14	05/23/2011	200,000,000	199,982,500
FHLMC^	0.15	05/09/2011	99,296,000	99,292,332
FHLMC^	0.15	10/04/2011	25,500,000	25,483,531
FHLMC^	0.16	08/16/2011	113,429,000	113,375,562
FHLMC±	0.16	02/02/2012	23,007,000	22,992,979
FHLMC^	0.17	09/19/2011	50,000,000	49,965,972
FHLMC^	0.18	08/09/2011	96,031,000	95,983,465
FHLMC^	0.18	08/15/2011	92,144,000	92,095,624
FHLMC^	0.18	08/22/2011	94,000,000	93,947,360
FHLMC^	0.18	09/26/2011	179,334,000	179,202,190
FHLMC±	0.18	09/26/2011	50,000,000	49,998,961
FHLMC^	0.19	08/08/2011	113,429,000	113,370,332
FHLMC^	0.20	07/18/2011	50,000,000	49,978,076
FHLMC^	0.20	07/13/2011	125,000,000	124,947,500
FHLMC±	0.21	05/11/2012	150,000,000	149,922,975
FHLMC^	0.21	07/05/2011	158,889,000	158,822,413
FHLMC±	0.22	05/04/2011	172,500,000	172,499,733
FHLMC^	0.23	05/24/2011	200,000,000	199,969,444
FHLMC^	0.23	05/26/2011	250,000,000	249,958,333
FHLMC	1.63	07/27/2011	69,845,000	70,077,735
FHLMC	3.50	05/05/2011	46,745,000	46,757,669
FHLMC	3.63	09/16/2011	30,540,000	30,935,953
FHLMC	5.25	07/18/2011	276,525,000	279,530,565
FHLMC	5.50	09/15/2011	6,010,000	6,128,408
FNMA^	0.08	07/21/2011	100,000,000	99,982,222
FNMA^	0.08	05/10/2011	250,000,000	249,994,444
FNMA^	0.09	08/08/2011	125,000,000	124,963,931
FNMA^	0.09	05/27/2011	250,000,000	249,982,639
FNMA^	0.09	05/31/2011	225,000,000	224,981,875
FNMA^	0.10	06/02/2011	55,000,000	54,994,790
FNMA±	0.11	07/27/2011	250,000,000	249,961,101
FNMA^	0.12	08/22/2011	150,000,000	149,934,666
FNMA^	0.12	08/23/2011	200,000,000	199,924,667

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FNMA^	0.12%	09/26/2011	$54,800,000	$54,773,148
FNMA^	0.13	09/27/2011	82,200,000	82,156,069
FNMA^	0.13	05/16/2011	9,755,000	9,754,431
FNMA^	0.13	05/17/2011	29,200,000	29,198,175
FNMA^	0.13	05/18/2011	20,000,000	19,998,667
FNMA^	0.13	10/12/2011	40,780,000	40,755,073
FNMA^	0.14	10/19/2011	150,000,000	149,897,292
FNMA^	0.15	08/25/2011	225,000,000	224,892,188
FNMA^	0.15	10/05/2011	72,660,000	72,612,771
FNMA±	0.15	08/11/2011	150,000,000	149,979,099
FNMA^	0.15	06/29/2011	21,694,000	21,688,408
FNMA^	0.17	09/21/2011	88,000,000	87,940,991
FNMA^	0.17	09/28/2011	204,840,000	204,688,284
FNMA^	0.18	08/17/2011	21,582,000	21,570,454
FNMA^	0.18	08/24/2011	150,000,000	149,914,500
FNMA^	0.18	08/03/2011	200,000,000	199,904,417
FNMA±	0.23	11/23/2012	100,000,000	99,952,630
FNMA±	0.25	09/17/2012	100,000,000	99,972,146
FNMA±	0.25	10/18/2012	150,000,000	149,955,506
FNMA±	0.27	12/20/2012	100,000,000	99,966,967
FNMA	1.16	09/08/2011	10,000,000	10,033,820
FNMA	3.63	08/15/2011	25,988,000	26,247,650
FNMA	6.00	05/15/2011	19,598,000	19,638,993

Total Government Agency Debt (Cost $12,484,342,257)				12,484,342,257

Other Notes: 5.42%

Corporate Bonds and Notes: 5.42%
American Express Bank FSB ±	1.21	12/09/2011	50,000,000	50,298,552
Bank of America Corporation ±	0.57	04/30/2012	146,835,000	147,342,457
Bank of America Corporation ±	1.13	12/02/2011	84,268,000	84,700,924
Citibank NA±	0.29	07/12/2011	45,000,000	45,006,018
Citibank NA±	0.34	05/07/2012	39,970,000	39,999,199
Citibank NA	1.25	09/22/2011	12,542,000	12,595,931
Citibank NA	1.38	08/10/2011	139,046,000	139,475,621
Citibank NA	1.50	07/12/2011	101,675,000	101,936,463
Citigroup Incorporated±	0.60	04/30/2012	21,485,000	21,565,201
Citigroup Incorporated±	0.61	03/30/2012	12,315,000	12,353,821
Citigroup Incorporated	1.25	06/03/2011	47,605,000	47,647,799
Citigroup Incorporated	1.38	05/05/2011	154,643,000	154,657,790
General Electric Capital Corporation±	0.26	05/08/2012	14,500,000	14,498,603
General Electric Capital Corporation±	0.34	04/24/2012	65,000,000	65,071,896
General Electric Capital Corporation±	0.51	03/12/2012	50,000,000	50,106,300
General Electric Capital Corporation±	1.24	12/09/2011	50,000,000	50,297,393
Goldman Sachs Group Incorporated±	0.56	11/09/2011	146,705,000	146,950,606
Goldman Sachs Group Incorporated	1.63	07/15/2011	160,654,000	161,124,602
JPMorgan Chase & Company±	0.54	06/15/2012	125,000,000	125,386,053
Morgan Stanley±	0.59	02/10/2012	10,000,000	10,025,290

Total Other Notes (Cost $1,481,040,519)				1,481,040,519

Repurchase Agreements(z): 43.47%
Bank of America NA, dated 04/29/2011, maturity value $1,000,002,778 (1)	0.05	05/02/2011	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 04/29/2011, maturity value $1,037,776,730 (2)	0.03	05/02/2011	1,037,775,000	1,037,775,000
Barclays Capital Incorporated, dated 04/29/2011, maturity value $1,255,003,486 (3)	0.05	05/02/2011	1,255,000,000	1,255,000,000
BNP Paribas Securities, dated 04/29/2011, maturity value $1,250,003,472 (4)	0.05	05/02/2011	1,250,000,000	1,250,000,000
Citibank NA, dated 04/29/2011, maturity value $15,000,050 (5)	0.06	05/02/2011	15,000,000	15,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements(z) (continued)
Citigroup Global Markets, dated 04/29/2011, maturity value $835,002,783 (6)		0.06%	05/02/2011	$835,000,000	$835,000,000
Credit Suisse First Boston Corporation, dated 04/29/2011, maturity value $250,001,667 (7)		0.08	05/04/2011	250,000,000	250,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $1,110,003,083 (8)		0.05	05/02/2011	1,110,000,000	1,110,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $250,001,667 (9)		0.12	05/02/2011	250,000,000	250,000,000
Goldman Sachs & Company, dated 04/29/2011, maturity value $250,002,431 (10)		0.07	05/05/2011	250,000,000	250,000,000
JPMorgan Securities, dated 04/29/2011, maturity value $500,001,389 (11)		0.05	05/02/2011	500,000,000	500,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 04/29/2011, maturity value $92,000,204 (12)		0.04	05/02/2011	92,000,000	92,000,000
Morgan Stanley & Company, dated 04/29/2011, maturity value $100,000,167 (13)		0.03	05/02/2011	100,000,000	100,000,000
RBC Capital Markets, dated 04/29/2011, maturity value $250,000,694 (14)		0.05	05/02/2011	250,000,000	250,000,000
RBS Securities Incorporated, dated 04/29/2011, maturity value $1,000,002,778 (15)		0.05	05/02/2011	1,000,000,000	1,000,000,000
RBS Securities Incorporated, dated 04/29/2011, maturity value $250,003,750 (16)		0.09	05/06/2011	250,000,000	250,000,000
Societe Generale, dated 04/29/2011, maturity value $685,001,903 (17)		0.05	05/02/2011	685,000,000	685,000,000
UBS Securities LLC, dated 04/29/2011, maturity value $250,002,083 (18)		0.10	05/03/2011	250,000,000	250,000,000
UBS Securities LLC, dated 04/29/2011, maturity value $1,500,005,000 (19)		0.06	05/02/2011	1,500,000,000	1,500,000,000

Total Repurchase Agreements (Cost $11,879,775,000)					11,879,775,000

Treasury Debt: 0.73%

US Treasury Bill ^		0.10	05/05/2011	200,000,000	199,998,333

Total Treasury Debt (Cost $199,998,333)					199,998,333

Total Investments in Securities (Cost $27,332,066,183)*	100.01%				27,332,066,183

Other Assets and Liabilities, Net	(0.01)				(2,370,153)

Total Net Assets	100.00%				$27,329,696,030

(z) Collateralized by:

(1) U.S. government securities, 2.59% to 6.00%, 12/1/2017 to 6/1/2039, market value including accrued interest is $1,030,000,000.
(2) U.S. government securities, 0.50% to 3.625%, 4/15/2015 to 4/15/2028, market value including accrued interest is $1,058,530,545.
(3) U.S. government securities, 0.00% to 5.50%, 5/5/2011 to 2/20/2041, market value including accrued interest is $1,285,362,881.
(4) U.S. government securities, 2.00% to 6.08%, 11/1/2025 to 4/1/2041, market value including accrued interest is $1,287,500,001.
(5) U.S. government securities, 3.00% to 12.50%, 5/1/2011 to 11/1/2049, market value including accrued interest is $15,450,000.
(6) U.S. government securities, 2.91% to 5.71%, 10/1/2020 to 4/1/2041, market value including accrued interest is $860,050,000.
(7) U.S. government security, 5.00%, 10/20/2039, market value including accrued interest is $257,500,374.
(8) U.S. government securities, 4.00% to 7.00%, 7/1/2024 to 3/20/2041, market value including accrued interest is $1,143,300,001.
(9) U.S. government securities, 2.57% to 7.00%, 4/1/2019 to 5/1/2040, market value including accrued interest is $257,500,001.
(10) U.S. government securities, 3.14% to 3.60%, 9/1/2040 to 4/1/2041, market value including accrued interest is $257,500,000.
(11) U.S. government securities, 4.00% to 6.00%, 4/1/2026 to 10/1/2037, market value including accrued interest is $515,000,918.
(12) U.S. government securities, 2.63% to 4.00%, 3/1/2026 to 12/1/2040, market value including accrued interest is $94,760,000.
(13) U.S. government securities, 4.50% to 6.00%, 2/1/2037 to 4/1/2041, market value including accrued interest is $103,000,000.
(14) U.S. government securities, 2.56% to 6.00%, 1/1/2016 to 4/1/2041, market value including accrued interest is $257,500,000.
(15) U.S. government securities, 1.97% to 6.09%, 2/1/2026 to 5/1/2041, market value including accrued interest is $1,030,002,183.
(16) U.S. government securities, 2.14% to 6.68%, 9/1/2018 to 4/1/2041, market value including accrued interest is $257,502,392.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

(17) U.S. government securities, 1.75% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $705,550,000.
(18) U.S. government securities, 4.50% to 6.50%, 2/1/2037 to 9/1/2040, market value including accrued interest is $257,500,000.
(19) U.S. government securities, 4.00% to 5.50%, 4/1/2024 to 12/1/2040, market value including accrued interest is $1,545,000,000.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
^	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investments.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 28.48%
Abbey National Treasury Services	0.12%	05/02/2011	$820,000,000	820,000,000
Banco Bilbao Vizcaya Argentaria (London)	0.15	05/02/2011	721,000,000	721,000,000
Banco Del Estado De Chile plc	0.23	05/03/2011	101,000,000	101,000,000
Banco Santander (Madrid)	0.13	05/02/2011	515,000,000	515,000,000
Banco Santander (Madrid)	0.14	05/03/2011	300,000,000	300,000,000
Bank of Nova Scotia	0.28	05/31/2011	139,000,000	139,000,000
Barclays Bank plc ±	0.78	08/12/2011	173,000,000	173,000,000
Barclays Bank plc (New York) ±	0.62	04/16/2012	101,000,000	101,000,000
Barclays Bank plc (New York) ±	0.68	01/17/2012	262,000,000	262,000,000
Barclays Bank plc (New York) ±	0.71	10/24/2011	86,000,000	86,000,000
Bayer AG	0.14	05/03/2011	380,000,000	380,000,000
BNP Paribas	0.39	07/01/2011	121,000,000	121,000,000
Credit Agricole	0.11	05/02/2011	215,000,000	215,000,000
Credit Agricole	0.14	05/03/2011	77,000,000	77,000,000
Credit Agricole	0.14	05/03/2011	252,000,000	252,000,000
Credit Agricole	0.32	06/16/2011	60,000,000	60,000,000
Credit Agricole	0.37	07/11/2011	61,000,000	61,000,000
Credit Agricole	0.38	06/01/2011	102,000,000	102,000,000
Credit Agricole	0.38	07/06/2011	146,000,000	146,000,000
Credit Agricole	0.51	06/06/2011	58,000,000	58,009,551
Credit Industriel et Commercial	0.41	05/16/2011	126,000,000	126,008,566
Danske Corporation	0.15	05/03/2011	286,000,000	286,000,000
DNB Nor Bank ASA	0.10	05/02/2011	852,000,000	852,000,000
Groupe BPCE	0.13	05/02/2011	575,000,000	575,000,000
HSBC Bank plc	0.11	05/02/2011	124,000,000	124,000,000
Intesa Sanpaolo SpA (London)	0.13	05/03/2011	109,000,000	109,000,000
KBC Bank NV Brussels	0.09	05/02/2011	524,900,000	524,900,000
Lloyds TSB Bank plc (London)	0.12	05/02/2011	21,000,000	21,000,000
National Bank of Canada ±	0.41	10/07/2011	224,000,000	224,000,000
National Bank of Canada ±	0.41	09/21/2011	126,000,000	126,000,000
Natixis Corporation	0.11	05/02/2011	354,000,000	354,000,000
Natixis Corporation	0.40	05/23/2011	58,000,000	58,000,674
Natixis Corporation	0.41	05/09/2011	36,000,000	36,000,069
Natixis Corporation ±	0.54	07/07/2011	224,000,000	224,000,000
Nordea Bank Finland plc ±	0.57	10/20/2011	25,000,000	25,044,368
Nordea Bank Finland plc ±	0.58	10/14/2011	38,970,000	39,022,768
Norinchukin Bank	0.18	05/03/2011	47,000,000	47,000,000
Norinchukin Bank	0.18	05/06/2011	215,000,000	215,000,000
Rabobank Nederland NV	0.29	10/21/2011	108,000,000	108,000,000
Rabobank Nederland NV	0.31	04/24/2012	248,000,000	247,987,654
Rabobank Nederland NV ±	0.31	01/10/2012	147,000,000	147,000,000
Rabobank Nederland NV ±	0.32	12/06/2011	131,000,000	131,000,000
Royal Bank of Scotland plc ±	0.44	10/31/2011	317,000,000	317,000,000
Royal Bank of Scotland plc ±	0.53	09/13/2011	251,000,000	251,000,000
Skandinav Enskilda Banken	0.29	06/28/2011	118,000,000	118,000,000
Skandinav Enskilda Banken	0.34	05/16/2011	141,000,000	140,999,726
Skandinav Enskilda Banken	0.34	05/06/2011	246,000,000	246,000,000
Skandinav Enskilda Banken	0.35	05/23/2011	124,000,000	124,000,000
Societe Generale (New York)	0.12	05/02/2011	291,000,000	291,000,000
Societe Generale (New York) ±	0.34	01/27/2012	153,000,000	153,000,000
Societe Generale (New York)	0.56	08/12/2011	245,000,000	245,000,000
Societe Generale (New York) ±	1.71	05/05/2011	75,000,000	75,000,000
Sumitomo Mitsui Banking Corporation	0.16	05/06/2011	304,000,000	304,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	273,000,000	273,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	345,000,000	345,000,000
Sumitomo Mitsui Banking Corporation	0.18	05/03/2011	313,000,000	313,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	340,000,000	340,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	203,000,000	203,000,000
Svenska Handsbanken AB	0.10	05/02/2011	267,000,000	267,000,000
Svenska Handsbanken AB	0.28	06/15/2011	158,000,000	158,000,000
Svenska Handsbanken AB	0.28	06/06/2011	73,000,000	73,000,354
Toronto-Dominion Bank ±	0.31	01/12/2012	167,000,000	167,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit (continued)
UBS AG	0.30%	05/09/2011	$117,000,000	117,000,000

Total Certificates of Deposit (Cost $13,810,973,730)				13,810,973,730

Commercial Paper: 43.69%

Asset-Backed Commercial Paper: 25.35%
Alpine Securitzation ††^	0.15	05/19/2011	83,000,000	82,993,337
Alpine Securitzation ††^	0.15	05/20/2011	92,600,000	92,592,129
Alpine Securitzation ††^	0.16	05/25/2011	83,000,000	82,990,985
Alpine Securitzation ††^	0.16	05/26/2011	83,000,000	82,990,593
Amsterdam Funding Corporation ††^	0.31	07/06/2011	22,900,000	22,886,769
Antalis US Funding Corporation ††^	0.08	05/03/2011	78,100,000	78,099,501
Antalis Us Funding Corporation ††^	0.29	06/10/2011	30,000,000	29,990,250
Arabella Finance LLC ††^	0.33	05/05/2011	29,000,000	28,998,671
Arabella Finance LLC ††^	0.43	05/11/2011	30,000,000	29,996,100
Arabella Finance LLC ††^	0.48	05/23/2011	38,500,000	38,488,322
Arabella Finance LLC ††^	0.49	05/31/2011	30,000,000	29,987,433
Arabella Finance LLC ††^	0.49	05/27/2011	76,000,000	75,972,028
Argento Funding Companies Limited ††^	0.11	05/03/2011	16,000,000	15,999,853
Argento Funding Companies Limited ††^	0.16	05/04/2011	33,000,000	32,999,413
Argento Funding Companies Limited ††^	0.24	07/27/2011	26,000,000	25,984,472
Argento Funding Companies Limited ††^	0.26	07/19/2011	53,000,000	52,968,995
Argento Funding Companies Limited ††^	0.30	06/02/2011	81,000,000	80,977,680
Argento Funding Companies Limited ††^	0.30	06/03/2011	93,000,000	92,973,547
Argento Funding Companies Limited ††^	0.31	05/13/2011	120,000,000	119,986,433
Argento Funding Companies Limited ††^	0.32	08/08/2011	99,000,000	98,911,065
Argento Funding Companies Limited ††^	0.34	06/06/2011	56,000,000	55,980,400
Aspen Funding Corporation ††^	0.26	07/06/2011	40,000,000	39,980,500
Aspen Funding Corporation ††^	0.26	07/07/2011	42,000,000	41,979,210
Aspen Funding Corporation ††^	0.29	05/27/2011	55,000,000	54,988,160
Aspen Funding Corporation ††^	0.29	06/16/2011	64,109,000	64,084,959
Atlantic Asset Securities ††^	0.09	05/03/2011	55,000,000	54,999,588
Atlantic Asset Securitization Corporation ††^	0.14	05/04/2011	64,500,000	64,499,033
Atlantic Asset Securitization Corporation ††^	0.24	06/02/2011	29,000,000	28,993,757
Atlantic Asset Securitization Corporation ††^	0.26	07/05/2011	54,000,000	53,974,080
Atlantic Asset Securitization Corporation ††^	0.26	07/07/2011	29,000,000	28,985,645
Atlantic Asset Securitization Corporation ††^	0.26	07/11/2011	64,000,000	63,966,400
Atlantic Asset Securitization Corporation ††^	0.27	05/23/2011	106,775,000	106,756,909
Atlantis One Funding Corporation ††^	0.23	05/11/2011	71,000,000	70,995,030
Atlantis One Funding Corporation ††^	0.23	05/12/2011	75,000,000	74,994,167
Autobahn Funding Company LLC ††^	0.19	05/13/2011	35,000,000	34,997,540
Barton Capital Corporation ††^	0.23	05/09/2011	25,075,000	25,073,586
Belmont Funding LLC ††	0.00	05/02/2011	26,000,000	26,000,000
CAFCO LLC ††^	0.27	05/19/2011	14,000,000	13,998,017
CAFCO LLC ††^	0.27	05/23/2011	50,000,000	49,991,250
Cancara Asset Securitisation LLC ††^	0.19	05/05/2011	24,000,000	23,999,380
Cancara Asset Securitisation LLC ††^	0.19	05/12/2011	80,000,000	79,994,889
Cancara Asset Securitisation LLC ††^	0.24	05/09/2011	171,000,000	170,989,693
Cancara Asset Securitisation LLC ††^	0.24	07/18/2011	48,000,000	47,974,333
Cancara Asset Securitisation LLC ††^	0.24	07/20/2011	83,000,000	82,954,465
Cancara Asset Securitisation LLC ††^	0.24	07/21/2011	75,000,000	74,958,333
Cancara Asset Securitisation LLC ††^	0.27	05/16/2011	182,000,000	181,978,059
Cancara Asset Securitisation LLC ††^	0.27	05/17/2011	40,000,000	39,994,833
Cancara Asset Securitisation LLC ††^	0.34	06/28/2011	120,000,000	119,933,500
Cancara Asset Securitisation LLC ††^	0.34	06/29/2011	27,000,000	26,984,775
Chariot Funding LLC ††^	0.15	05/16/2011	134,814,000	134,805,087
Charta LLC ††^	0.14	05/11/2011	42,000,000	41,998,215
Charta LLC ††^	0.27	05/19/2011	17,000,000	16,997,592
Ciesco LLC ††^	0.27	05/19/2011	7,000,000	6,999,008
Concord Minutemen Capital Company ††^	0.20	05/04/2011	99,000,000	98,997,800
Concord Minutemen Capital Company ††^	0.27	05/06/2011	55,000,000	54,997,556
Concord Minutemen Capital Company ††^	0.32	05/10/2011	106,000,000	105,990,578

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Concord Minutemen Capital Company ††^	0.33%	05/11/2011	$28,000,000	27,997,200
Concord Minutemen Capital Company ††^	0.35	05/17/2011	36,000,000	35,994,000
Concord Minutemen Capital Company ††^	0.36	05/19/2011	53,000,000	52,989,989
Concord Minutemen Capital Company ††^	0.37	05/26/2011	75,000,000	74,980,000
CRC Funding LLC ††^	0.27	06/13/2011	45,000,000	44,985,300
Crown Point Capital Company ††	0.00	05/02/2011	57,000,000	57,000,000
Crown Point Capital Company ††^	0.13	05/03/2011	38,000,000	37,999,578
Crown Point Capital Company ††^	0.24	05/05/2011	41,000,000	40,998,633
Crown Point Capital Company ††^	0.33	05/11/2011	79,000,000	78,992,100
Crown Point Capital Company ††^	0.34	05/13/2011	143,000,000	142,982,522
Crown Point Capital Company ††^	0.35	05/16/2011	51,000,000	50,992,067
Crown Point Capital Company ††^	0.36	05/18/2011	53,000,000	52,990,578
Crown Point Capital Company ††^	0.36	05/19/2011	24,000,000	23,995,467
Crown Point Capital Company ††^	0.37	05/23/2011	77,000,000	76,982,033
Crown Point Capital Company ††^	0.38	06/03/2011	35,000,000	34,987,555
Ebbets Funding LLC ††	0.00	05/02/2011	47,000,000	47,000,000
Ebbets Funding LLC ††^	0.17	05/03/2011	44,000,000	43,999,389
Gemini Securitization Corporation LLC ††^	0.10	05/03/2011	46,000,000	45,999,617
Gemini Securitization Corporation LLC ††^	0.15	05/04/2011	31,000,000	30,999,483
Gemini Securitization Corporation LLC ††^	0.17	05/11/2011	72,030,000	72,026,218
Gemini Securitization Corporation LLC ††^	0.24	07/12/2011	20,000,000	19,990,139
Gemini Securitization Corporation LLC ††^	0.24	07/21/2011	62,000,000	61,965,556
Gemini Securitization Corporation LLC ††^	0.24	07/25/2011	31,000,000	30,981,917
Gemini Securitization Corporation LLC ††^	0.25	07/06/2011	125,000,000	124,941,319
Gemini Securitization Corporation LLC ††^	0.25	07/08/2011	74,000,000	73,964,192
Gemini Securitization Corporation LLC ††^	0.28	06/01/2011	24,000,000	23,994,000
Gemini Securitization Corporation LLC ††^	0.28	06/02/2011	49,000,000	48,987,342
Gemini Securitization LLC ††^	0.24	07/26/2011	50,038,000	50,008,464
Govco LLC ††^	0.16	05/24/2011	34,079,000	34,075,460
Govco LLC ††^	0.23	07/12/2011	40,000,000	39,981,067
Govco LLC ††^	0.23	07/15/2011	83,000,000	82,959,053
Govco LLC ††^	0.25	05/13/2011	14,000,000	13,998,717
Govco LLC ††^	0.26	05/16/2011	30,000,000	29,996,500
Govco LLC ††^	0.28	06/13/2011	44,500,000	44,484,944
Govco LLC ††^	0.28	06/15/2011	59,000,000	58,979,088
Govco LLC ††^	0.28	05/31/2011	32,000,000	31,992,267
Grampian Funding LLC ††^	0.30	06/17/2011	50,000,000	49,980,194
Grampian Funding LLC ††^	0.11	05/03/2011	37,000,000	36,999,671
Grampian Funding LLC ††^	0.16	05/04/2011	118,000,000	117,997,881
Grampian Funding LLC ††^	0.19	05/05/2011	60,000,000	59,998,400
Grampian Funding LLC ††^	0.26	05/10/2011	85,000,000	84,993,956
Grampian Funding LLC ††^	0.27	07/12/2011	136,000,000	135,924,897
Grampian Funding LLC ††^	0.27	07/13/2011	78,000,000	77,956,320
Grampian Funding LLC ††^	0.29	06/08/2011	86,000,000	85,972,599
Grampian Funding LLC ††^	0.30	06/14/2011	99,000,000	98,963,342
Grampian Funding LLC ††^	0.30	06/02/2011	69,000,000	68,980,987
Grampian Funding LLC ††^	0.30	06/03/2011	64,500,000	64,481,653
Grampian Funding LLC ††^	0.30	08/10/2011	39,000,000	38,966,417
Jupiter Securitization Corporation LLC ††^	0.15	05/16/2011	100,814,000	100,807,335
Kells Funding LLC ††^	0.21	07/21/2011	57,000,000	56,972,133
Kells Funding LLC ††^	0.26	05/09/2011	54,000,000	53,996,535
Kells Funding LLC †† ±	0.35	11/29/2011	246,000,000	246,000,000
Kells Funding LLC †† ±	0.36	12/16/2011	117,000,000	117,000,000
Kells Funding LLC †† ±	0.39	02/21/2012	229,000,000	229,000,000
Legacy Capital Company ††^	0.13	05/03/2011	60,000,000	59,999,333
Legacy Capital Company ††^	0.24	05/05/2011	41,000,000	40,998,633
Legacy Capital Company ††^	0.33	05/12/2011	73,000,000	72,991,889
Lexington Parker Capital ††	0.00	05/02/2011	37,000,000	37,000,000
Lexington Parker Capital ††^	0.24	05/05/2011	17,000,000	16,999,433
Lexington Parker Capital ††^	0.31	05/09/2011	36,000,000	35,997,200
Lexington Parker Capital ††^	0.33	05/12/2011	52,000,000	51,994,222
Lexington Parker Capital ††^	0.36	05/18/2011	72,000,000	71,987,200
Lexington Parker Capital ††^	0.37	05/24/2011	66,000,000	65,983,867

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Lexington Parker Capital ††^	0.37%	05/25/2011	$135,000,000	134,965,500
LMA Americas LLC ††^	0.15	05/06/2011	29,300,000	29,299,251
LMA Americas LLC ††^	0.20	05/20/2011	3,000,000	2,999,670
LMA Americas LLC ††^	0.23	06/20/2011	158,400,000	158,337,974
LMA Americas LLC ††^	0.24	07/20/2011	25,100,000	25,086,230
LMA Americas LLC ††^	0.24	07/27/2011	8,800,000	8,794,744
LMA Americas LLC ††^	0.24	07/28/2011	19,100,000	19,088,460
LMA Americas LLC ††^	0.26	06/23/2011	42,000,000	41,983,620
LMA Americas LLC ††^	0.26	07/13/2011	39,500,000	39,478,670
LMA Americas LLC ††^	0.27	07/15/2011	121,000,000	120,930,358
LMA Americas LLC ††^	0.29	06/14/2011	35,000,000	34,987,458
LMA Americas LLC ††^	0.29	05/27/2011	42,000,000	41,992,021
Matchpoint Master Trust ††^	0.18	05/27/2011	159,000,000	158,979,021
Matchpoint Master Trust ††^	0.18	05/19/2011	47,000,000	46,995,561
Matchpoint Master Trust ††^	0.26	05/16/2011	91,825,000	91,814,287
Metlife Short Term Funding LLC ††^	0.24	07/12/2011	30,000,000	29,985,208
MetLife Short Term Funding LLC ††^	0.24	07/13/2011	107,000,000	106,946,500
Mont Blanc Capital Corporation ††^	0.23	07/06/2011	24,000,000	23,989,600
Mont Blanc Capital Corporation ††^	0.23	07/12/2011	30,000,000	29,985,800
Mont Blanc Capital Corporation ††^	0.25	05/13/2011	64,000,000	63,994,133
Mont Blanc Capital Corporation ††^	0.27	05/17/2011	25,949,000	25,945,756
Mont Blanc Capital Corporation ††^	0.28	06/07/2011	24,000,000	23,992,800
Mont Blanc Capital Corporation ††^	0.29	06/09/2011	18,000,000	17,994,300
Mont Blanc Capital Corporation ††^	0.29	06/14/2011	29,000,000	28,989,608
Newport Funding Corporation ††^	0.26	07/06/2011	40,000,000	39,980,500
Newport Funding Corporation ††^	0.29	06/21/2011	14,000,000	13,994,167
Nieuw Amsterdam Receivables Corporation ††^	0.10	05/03/2011	2,000,000	1,999,983
Nieuw Amsterdam Receivables Corporation ††^	0.23	05/09/2011	15,000,000	14,999,125
Nieuw Amsterdam Receivables Corporation ††^	0.25	07/12/2011	51,000,000	50,974,351
Nieuw Amsterdam Receivables Corporation ††^	0.25	07/08/2011	30,000,000	29,985,483
Nieuw Amsterdam Receivables Corporation ††^	0.26	07/07/2011	24,000,000	23,988,120
Nieuw Amsterdam Receivables Corporation ††^	0.28	06/06/2011	23,000,000	22,993,292
Northern Pines Funding LLC ††^	0.29	07/15/2011	156,000,000	155,903,800
Northern Pines Funding LLC ††^	0.29	08/08/2011	49,000,000	48,959,983
Northern Pines Funding LLC ††^	0.31	08/23/2011	101,000,000	100,901,721
Regency Markets #1 LLC ††^	0.11	05/06/2011	67,000,000	66,998,809
Regency Markets #1 LLC ††^	0.17	05/12/2011	147,615,000	147,606,799
Rhein-Main Security Limited ††^	0.33	05/16/2011	112,000,000	111,980,073
Rhein-Main Security Limited ††^	0.34	05/27/2011	45,000,000	44,988,438
Rhein-Main Security Limited ††^	0.47	07/11/2011	36,000,000	35,966,400
Rheingold Securitization ††^	0.34	05/25/2011	45,000,000	44,989,363
Rheingold Securitization ††^	0.46	05/16/2011	10,000,000	9,997,978
Rheingold Securitization ††^	0.47	07/11/2011	57,000,000	56,946,800
Rheingold Securitization ††^	0.47	07/15/2011	36,075,000	36,039,406
Romulus Funding Corporation ††^	0.30	05/25/2011	57,000,000	56,987,983
Scaldis Capital LLC ††	0.00	05/02/2011	25,500,000	25,500,000
Scaldis Capital LLC ††^	0.13	05/04/2011	110,000,000	109,998,472
Scaldis Capital LLC ††^	0.15	05/05/2011	106,000,000	105,997,792
Scaldis Capital LLC ††^	0.19	05/09/2011	126,400,000	126,394,101
Scaldis Capital LLC ††^	0.19	05/10/2011	116,000,000	115,993,813
Scaldis Capital LLC ††^	0.19	05/24/2011	79,000,000	78,989,862
Scaldis Capital LLC ††^	0.19	05/13/2011	83,000,000	82,994,167
Solitaire Funding LLC ††^	0.23	05/09/2011	30,000,000	29,998,250
Solitaire Funding LLC ††^	0.24	07/19/2011	33,500,000	33,481,854
Solitaire Funding LLC ††^	0.24	07/21/2011	81,000,000	80,955,000
Solitaire Funding LLC ††^	0.24	07/27/2011	11,000,000	10,993,431
Solitaire Funding LLC ††^	0.25	07/14/2011	22,000,000	21,988,401
Solitaire Funding LLC ††^	0.26	05/16/2011	36,000,000	35,995,800
Solitaire Funding LLC ††^	0.27	05/17/2011	25,000,000	24,996,771
Solitaire Funding LLC ††^	0.28	06/01/2011	14,600,000	14,596,350
Solitaire Funding LLC ††^	0.29	06/10/2011	146,000,000	145,952,550
Solitaire Funding LLC ††^	0.29	06/13/2011	139,000,000	138,951,350
Solitaire Funding LLC ††^	0.29	06/17/2011	110,000,000	109,957,833

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Starbird Funding Corporation ††^	0.16%	05/09/2011	$41,000,000	40,998,326
Starbird Funding Corporation ††^	0.23	07/21/2011	12,000,000	11,993,600
Starbird Funding Corporation ††^	0.28	05/27/2011	59,000,000	58,987,709
Straight-A Funding LLC ††^	0.20	05/10/2011	105,000,000	104,994,167
Surrey Funding Corporation ††^	0.24	07/07/2011	42,000,000	41,980,750
Sydney Capital Corporation ††^	0.34	07/14/2011	18,000,000	17,987,225
Sydney Capital Corporation ††^	0.34	07/18/2011	44,400,000	44,366,762
Sydney Capital Corporation ††^	0.37	06/10/2011	16,000,000	15,993,240
Sydney Capital Corporation ††^	0.37	06/16/2011	78,000,000	77,961,975
Sydney Capital Corporation ††^	0.38	06/08/2011	9,000,000	8,996,300
Sydney Capital Corporation ††^	0.38	06/14/2011	14,000,000	13,993,311
Tasman Funding Incorporated ††^	0.17	05/04/2011	11,000,000	10,999,798
Tasman Funding Incorporated ††^	0.27	06/23/2011	49,000,000	48,980,182
Tasman Funding Incorporated ††^	0.29	05/16/2011	33,000,000	32,995,765
Tasman Funding Incorporated ††^	0.29	05/17/2011	41,000,000	40,994,363
Tasman Funding Incorporated ††^	0.29	05/18/2011	22,000,000	21,996,773
Tasman Funding Incorporated ††^	0.31	06/14/2011	83,183,000	83,150,967
Tasman Funding Incorporated ††^	0.31	05/24/2011	16,057,000	16,053,664
Thames Asset Global Securitization ††^	0.11	05/06/2011	56,000,000	55,998,942
Thames Asset Global Securitization ††^	0.26	07/08/2011	35,746,000	35,728,038
Thames Asset Global Securitization ††^	0.47	06/07/2011	39,000,000	38,980,500
Versailles Commercial Paper LLC ††^	0.36	07/05/2011	89,000,000	88,941,458
Versailles Commercial Paper LLC ††^	0.36	07/08/2011	125,000,000	124,913,924
Windmill Funding Corporation ††^	0.27	05/24/2011	50,000,000	49,991,139

				12,294,163,533

Financial Company Commerical Paper: 15.39%
ABN AMRO Funding USA LLC ††^	0.23	06/28/2011	25,000,000	24,990,500
Alaska Housing Finance Corporation^	0.28	05/17/2011	7,100,000	7,099,053
ANZ National Limited †† ±	0.40	09/13/2011	120,000,000	120,000,000
ASB Finance Limited †† ±	0.40	12/05/2011	107,000,000	107,000,000
ASB Finance Limited †† ±	0.40	12/02/2011	108,000,000	108,000,000
ASB Finance Limited †† ±	0.41	09/02/2011	136,000,000	136,000,000
Axis Bank Limited^	0.41	07/25/2011	84,000,000	83,917,680
Banco Bilbao Vizcaya Argentaria (London) ††^	0.23	05/09/2011	86,000,000	85,994,983
BGL BNP Paribas SA^	0.34	06/16/2011	33,000,000	32,985,563
BGL BNP Paribas SA^	0.39	07/07/2011	173,000,000	172,873,133
BNP Paribas Finance Incorporated^	0.33	06/03/2011	106,000,000	105,967,022
BNP Paribas Finance Incorporated^	0.33	06/09/2011	66,000,000	65,975,617
BNP Paribas Finance Incorporated^	0.38	07/08/2011	66,000,000	65,952,095
BNP Paribas Finance Incorporated^	0.38	07/18/2011	41,000,000	40,965,799
BNZ International Funding Limited †† ±	0.38	10/12/2011	44,000,000	44,000,988
BNZ International Funding Limited †† ±	0.39	10/07/2011	10,000,000	9,999,986
BNZ International Funding Limited †† ±	0.40	01/06/2012	69,000,000	69,000,000
BNZ International Funding Limited †† ±	0.41	09/01/2011	104,000,000	104,001,433
BPCE SA ††^	0.20	05/04/2011	126,000,000	125,997,200
BPCE SA ††^	0.37	06/08/2011	131,000,000	130,947,491
BPCE SA ††^	0.38	06/16/2011	76,000,000	75,962,000
Danske Corporation ††^	0.27	06/01/2011	109,300,000	109,273,586
Danske Corporation ††^	0.31	06/08/2011	80,000,000	79,972,867
Danske Corporation ††^	0.35	05/31/2011	59,000,000	58,982,415
Erste Finance LLC ††^	0.09	05/04/2011	479,000,000	478,995,476
Fortis Funding LLC ††^	0.34	06/15/2011	33,000,000	32,985,883
ICICI Bank Limited^	0.64	09/16/2011	135,000,000	134,666,063
ING US Funding LLC^	0.31	06/29/2011	105,450,000	105,395,635
Macquarie Bank Limited ††^	0.35	06/15/2011	51,000,000	50,976,937
Macquarie Bank Limited ††^	0.36	06/13/2011	142,000,000	141,937,047
Macquarie Bank Limited ††^	0.40	06/29/2011	229,000,000	228,848,733
Macquarie Bank Limited ††^	0.40	07/05/2011	78,000,000	77,943,147
Macquarie Bank Limited ††^	0.40	07/06/2011	58,000,000	57,957,064
Macquarie Bank Limited ††^	0.40	07/07/2011	62,000,000	61,953,397
Macquarie Bank Limited ††^	0.40	07/08/2011	62,000,000	61,952,691

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
Macquarie Bank Limited ††^	0.40%	07/11/2011	$60,000,000	59,952,167
Macquarie Bank Limited ††^	0.40	07/12/2011	60,000,000	59,951,483
Mizuho Funding LLC ††^	0.12	05/06/2011	105,000,000	104,997,900
Natexis Banques Populaires^	0.34	07/01/2011	111,600,000	111,534,900
Natexis Banques Populaires^	0.37	06/10/2011	119,000,000	118,949,723
National Rural Utilities Cooperative Finance Corporation^	0.21	05/10/2011	43,000,000	42,997,516
Nationwide Building Society ††^	0.19	05/19/2011	27,300,000	27,297,293
Nationwide Building Society ††^	0.28	05/11/2011	37,000,000	36,996,855
Nationwide Building Society ††^	0.30	05/16/2011	50,000,000	49,993,389
Nationwide Building Society ††^	0.32	06/27/2011	115,000,000	114,940,967
Nationwide Building Society ††^	0.36	07/05/2011	137,000,000	136,909,884
Nationwide Building Society ††^	0.36	07/06/2011	54,000,000	53,963,925
Nationwide Building Society ††^	0.36	07/07/2011	54,000,000	53,963,370
PB Financing Incorporated ††^	0.29	05/04/2011	14,000,000	13,999,557
PB Financing Incorporated ††^	0.47	05/11/2011	35,000,000	34,995,013
PB Financing Incorporated ††^	0.49	07/20/2011	50,000,000	49,945,139
PB Financing Incorporated ††^	0.49	07/26/2011	52,000,000	51,938,611
PB Financing Incorporated ††^	0.49	07/29/2011	69,000,000	68,915,667
PB Financing Incorporated ††^	0.49	06/24/2011	24,000,000	23,981,980
PB Financing Incorporated ††^	0.49	06/27/2011	60,000,000	59,952,400
PB Financing Incorporated ††^	0.51	07/07/2011	34,000,000	33,967,587
PB Financing Incorporated ††^	0.51	07/11/2011	69,000,000	68,930,233
PB Financing Incorporated ††^	0.51	05/19/2011	38,000,000	37,989,772
PB Financing Incorporated ††^	0.52	05/23/2011	50,000,000	49,983,375
PB Financing Incorporated ††^	0.53	05/26/2011	50,000,000	49,981,000
PB Financing Incorporated ††^	0.53	05/31/2011	56,000,000	55,974,287
PB Financing Incorporated ††^	0.54	06/03/2011	56,000,000	55,971,627
PB Financing Incorporated ††^	0.54	06/07/2011	52,000,000	51,970,360
PB Financing Incorporated ††^	0.54	06/09/2011	27,000,000	26,983,755
PB Financing Incorporated ††^	0.54	06/10/2011	54,000,000	53,966,655
PB Financing Incorporated ††^	0.55	06/15/2011	55,000,000	54,961,683
Prudential plc ††^	0.32	06/02/2011	30,450,000	30,441,085
Prudential plc ††^	0.32	06/08/2011	16,000,000	15,994,409
Prudential plc ††^	0.33	06/14/2011	49,000,000	48,980,101
Prudential plc ††^	0.34	07/05/2011	72,000,000	71,955,200
Prudential plc ††^	0.34	07/06/2011	61,000,000	60,961,451
Prudential plc ††^	0.36	07/13/2011	60,000,000	59,955,600
Prudential plc ††^	0.37	07/18/2011	60,000,000	59,951,233
Prudential plc ††^	0.37	07/21/2011	119,000,000	118,899,511
RBS Holdings USA Incorporated ††^	0.27	05/11/2011	142,000,000	141,988,285
RBS Holdings USA Incorporated ††^	0.29	05/24/2011	121,000,000	120,976,338
Skandinaviska Enslilda Banken AB ††^	0.33	06/02/2011	95,000,000	94,971,368
Skandinaviska Enskilda Banken AB ††^	0.32	05/23/2011	99,000,000	98,979,788
Skandinaviska Enskilda Banken AB ††^	0.29	05/13/2011	50,000,000	49,994,806
Skandinaviska Enskilda Banken AB ††^	0.33	06/01/2011	42,000,000	41,987,750
Societe Generale^	0.23	05/06/2011	100,000,000	99,996,222
Standard Chartered Bank ††^	0.29	07/11/2011	140,000,000	139,918,333
Suncorp-Metway Limited ††^	0.30	05/05/2011	70,000,000	69,997,083
Suncorp-Metway Limited ††^	0.45	05/17/2011	20,000,000	19,995,750
Suncorp-Metway Limited ††^	0.49	06/08/2011	112,000,000	111,941,293
Suncorp-Metway Limited ††^	0.49	06/09/2011	51,000,000	50,972,545
Swedbank AB^	0.26	07/28/2011	45,000,000	44,970,638
Swedbank AB^	0.26	07/29/2011	88,000,000	87,941,920
Swedbank AB^	0.26	08/03/2011	44,000,000	43,969,310
Swedbank AB^	0.26	08/04/2011	44,000,000	43,968,980
Swedbank AB^	0.36	05/27/2011	112,000,000	111,970,056
Swedbank AB^	0.36	05/31/2011	112,000,000	111,965,264
Westpac Securities NZ Limited ††^	0.28	05/31/2011	69,000,000	68,983,325
Westpac Securities NZ Limited †† ±	0.37	10/13/2011	110,000,000	110,000,000
Westpac Securities NZ Limited †† ±	0.38	08/19/2011	114,000,000	114,000,000

				7,462,957,201

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper: 2.95%
ACTS Retirement Life Communities Incorporated^	0.29%	06/16/2011	$5,000,000	4,998,125
Caisse d’Amortissement de la Dette Sociale ††^	0.22	05/10/2011	124,000,000	123,992,284
Caisse d’Amortissement de la Dette Sociale ††^	0.25	05/16/2011	35,000,000	34,996,189
Caisse d’Amortissement de la Dette Sociale ††^	0.25	05/17/2011	70,000,000	69,991,833
Caisse d’Amortissement de la Dette Sociale ††^	0.27	06/06/2011	432,000,000	431,882,400
Caisse d’Amortissement de la Dette Sociale ††^	0.27	06/09/2011	53,000,000	52,984,336
EDF SA ††	0.00	05/02/2011	96,900,000	96,900,000
European Investment Bank^	0.24	06/24/2011	82,000,000	81,969,819
European Investment Bank^	0.25	06/29/2011	167,000,000	166,930,046
GDF Suez ††	0.00	05/02/2011	21,000,000	21,000,000
GDF Suez ††^	0.23	05/10/2011	67,000,000	66,995,682
GDF Suez ††^	0.27	05/23/2011	28,000,000	27,995,100
GDF Suez ††^	0.28	05/24/2011	15,000,000	14,997,250
GDF Suez ††^	0.28	06/09/2011	13,000,000	12,996,021
GDF Suez ††^	0.28	06/20/2011	1,282,000	1,281,494
GDF Suez ††^	0.29	06/13/2011	42,000,000	41,985,300
GDF Suez ††^	0.29	05/31/2011	64,000,000	63,984,018
Statens Bostadsfin ††^	0.17	05/03/2011	16,000,000	15,999,778
Statens Bostadsfin ††^	0.25	05/04/2011	20,000,000	19,999,444
Statens Bostadsfin ††^	0.38	06/07/2011	44,000,000	43,982,400
Statens Bostadsfin ††^	0.38	06/10/2011	34,000,000	33,985,267

				1,429,846,786

Total Commercial Paper (Cost $21,186,967,520)				21,186,967,520

Government Agency Debt: 0.24%
FHLMC ±	0.16	02/02/2012	115,000,000	114,930,005

Total Government Agency Debt (Cost $114,930,005)				114,930,005

Municipal Bonds and Notes: 14.25%

Alabama: 0.64%

Variable Rate Demand Notes §: 0.64%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27	11/01/2027	85,500,000	85,500,000
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)	0.25	02/01/2040	23,700,000	23,700,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	202,000,000	202,000,000

				311,200,000

Arizona: 0.01%

Variable Rate Demand Note §: 0.01%
Glendale AZ IDA (IDR, JPMorgan Chase Bank LOC, FNMA Insured)	0.26	07/01/2035	6,895,000	6,895,000

California: 3.16%

Other Municipal Debt: 0.66%
City of San Francisco CA (Miscellaneous Revenue)	0.27	07/11/2011	12,000,000	12,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.30	06/08/2011	20,000,000	20,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.34	06/08/2011	6,000,000	6,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.35	06/02/2011	30,000,000	30,000,000
City of San Jose CA (Miscellaneous Revenue)	0.22	05/03/2011	61,000,000	61,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	05/13/2011	36,422,000	36,422,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	17,578,000	17,578,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	22,211,000	22,211,000
City of San Jose CA International Airport (Airport Revenue)	0.24	04/29/2011	69,000,000	69,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
Los Angeles CA Department of Airports (Airport Revenue)	0.00%	05/02/2011	$7,663,000	7,663,000
Los Angeles CA Department of Airports (Airport Revenue)	0.31	05/09/2011	18,000,000	18,000,000
San Joaquin County CA COP (GO - Local)	0.30	06/02/2011	16,000,000	16,000,000
San Jose CA International Airport Taxicab (Airport Revenue)	0.25	05/13/2011	4,048,000	4,048,000

				319,922,000

Variable Rate Demand Notes §: 2.50%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.30	07/01/2037	18,175,000	18,175,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)	0.28	12/01/2028	4,170,000	4,170,000
California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)	0.30	10/01/2043	3,940,000	3,940,000
California GO Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.23	05/01/2040	44,000,000	44,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC)	0.24	08/01/2036	10,500,000	10,500,000
California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.25	08/01/2034	16,600,000	16,600,000
California HFFA Catholic Healthcare Series L (Health Revenue)	0.24	07/01/2033	9,000,000	9,000,000
California HFFA Catholic West Series H (Health Revenue, Bank of America NA LOC)	0.24	07/01/2035	40,700,000	40,700,000
California Housing Finance Agency Series B (Housing Revenue, FNMA LOC)	0.21	08/01/2036	8,015,000	8,015,000
California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	09/01/2038	38,005,000	38,005,000
California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2042	27,500,000	27,500,000
California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase Bank LOC)	0.26	11/01/2026	21,900,000	21,900,000
California State Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.21	07/01/2023	70,965,000	70,965,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	8,000,000	8,000,000
California State Series B Subseries B1 (GO - State, Bank of America NA LOC)	0.24	05/01/2040	40,000,000	40,000,000
California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)	0.22	08/15/2047	30,000,000	30,000,000
City of Newport Beach CA Series E (Health Revenue)	0.24	12/01/2040	35,000,000	35,000,000
East Bay CA Municipal Wastewater Systems Series A (Water & Sewer Revenue)	0.21	06/01/2038	53,010,000	53,010,000
East Bay CA Municipal Wastewater Systems Series B (Water & Sewer Revenue)	0.19	06/01/2026	54,125,000	54,125,000
East Bay CA Municipal Wastewater Systems Series C (Water & Sewer Revenue)	0.21	06/01/2027	48,610,000	48,610,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, CitiBank NA LOC)	0.25	03/01/2036	31,595,000	31,595,000
Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (GO - Local)	0.45	09/02/2032	15,677,000	15,677,000
Loma Linda CA Loma Linda University Series B (Education Revenue)	0.26	12/01/2037	12,000,000	12,000,000
Los Angeles CA Wastewater Systems Sub-Series F-1 (Water & Sewer Revenue)	0.24	06/01/2028	22,000,000	22,000,000
Los Angeles CA Multiple Family (Housing Revenue, FNMA Insured)	0.24	03/15/2034	32,615,000	32,615,000
Los Angeles CA Power System Subseries A5 (Utilities Revenue)	0.22	07/01/2035	29,000,000	29,000,000
Los Angeles CA Wastewater Systems Sub-Series F-2 (Water & Sewer Revenue)	0.24	06/01/2032	20,000,000	20,000,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.01	07/01/2035	13,100,000	13,100,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.25	07/01/2027	22,000,000	22,000,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.30	07/01/2035	14,000,000	14,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue)	0.22%	12/01/2040	$35,000,000	35,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue)	0.24	12/01/2040	31,400,000	31,400,000
Sacramento County CA Musical Theatre Project Series 2002 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.22	07/01/2022	60,000,000	60,000,000
Sacramento County CA Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.22	07/01/2020	65,000,000	65,000,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.25	04/01/2038	44,695,000	44,695,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.24	04/01/2038	76,200,000	76,200,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.25	04/01/2030	17,730,000	17,730,000
San Francisco CA City & County Redevelopment Agency (Lease Revenue) ††	0.26	11/01/2041	4,000,000	4,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue)	0.20	06/01/2034	10,000,000	10,000,000
Tustin CA USD Special Tax Community Facilities District # 07-1 (Tax Revenue)	0.24	09/01/2050	53,800,000	53,800,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.27	12/01/2038	22,395,000	22,395,000

				1,214,422,000

Colorado: 0.85%

Variable Rate Demand Notes §: 0.85%
Colorado HFA Taxable Multiple Family Project B 2 (Housing Revenue, FNMA Insured)	0.21	05/01/2050	81,735,000	81,735,000
Colorado Housing & Finance Authority (Housing Revenue)	0.27	11/01/2036	25,445,000	25,445,000
Colorado Housing & Finance Authority Class I Series B 1 (Housing Revenue, GO of Authority Insured)	0.21	05/01/2038	25,280,000	25,280,000
Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)	0.27	10/01/2038	9,657,500	9,657,500
Colorado Housing and Finance Authority Series A1 (Housing Revenue)	0.23	10/01/2033	8,805,000	8,805,000
Colorado Housing and Finance Authority Series A1 (Housing Revenue)	0.23	11/01/2036	2,155,000	2,155,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)	0.26	11/01/2038	21,375,000	21,375,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.01	12/15/2037	14,845,000	14,845,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.16	12/15/2037	15,300,000	15,300,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.17	12/15/2037	46,000,000	46,000,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue) ††	0.27	06/27/2011	45,500,000	45,500,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue) ††	0.27	06/27/2011	55,000,000	55,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation (Miscellaneous Revenue) ††	0.25	04/01/2040	62,735,000	62,735,000

				413,832,500

Delaware: 0.11%

Variable Rate Demand Notes §: 0.11%
Delaware State Economic Development Agency Clean Power Project Series 1997-C (Energy Revenue)	0.25	08/01/2029	17,000,000	17,000,000
Delaware State Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.28	08/01/2029	16,700,000	16,700,000
Delaware State Economic Development Authority Series B (Resource Recovery Revenue)	0.28	08/01/2029	17,600,000	17,600,000

				51,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia: 0.20%

Other Municipal Debt: 0.04%
District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.30%	06/27/2011	$20,200,000	20,200,000

Variable Rate Demand Notes §: 0.16%
District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America LOC)	0.29	02/01/2036	10,180,000	10,180,000
District of Columbia Georgetown University Series B2 (Education Revenue, JPMorgan Chase Bank LOC)	0.24	04/01/2041	9,645,000	9,645,000
District of Columbia The American University Series A (Education Revenue)	0.25	04/01/2038	28,000,000	28,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue)	0.25	10/01/2039	16,715,000	16,715,000
Metropolitan Washington DC Airports Authority Subseries D-2 (Airport Revenue)	0.27	10/01/2039	13,000,000	13,000,000

				77,540,000

Florida: 0.33%

Other Municipal Debt: 0.09%
Hillsborough County FL (Miscellaneous Revenue)	0.30	05/13/2011	42,110,000	42,110,000

Variable Rate Demand Notes §: 0.24%
Florida Municipal Power Agency All Requirements Supply Series C (Energy Revenue)	0.27	10/01/2035	18,650,000	18,650,000
Lee Memorial Health System Series B (HCFR, Bank of America LOC) (Health Revenue)	0.26	04/01/2033	50,460,000	50,460,000
Orlando FL Utilities Commision (Utilities Revenue)	0.21	10/01/2033	47,000,000	47,000,000

				116,110,000

Georgia: 0.05%

Variable Rate Demand Note §: 0.05%
Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)	0.26	08/01/2040	25,300,000	25,300,000

Illinois: 0.40%

Other Municipal Debt: 0.02%
City of Chicago Municipal Interest Bearing Commercial Paper (Water & Sewer Revenue, BHAC-CR AMBAC Insured)	0.40	05/19/2011	10,513,000	10,513,000

Variable Rate Demand Notes §: 0.38%
Chicago IL Midway Airport Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.28	01/01/2025	5,500,000	5,500,000
Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)	0.29	01/01/2035	10,535,000	10,535,000
Cook County IL GO Series D-2 (GO - Local)	0.21	11/01/2030	28,000,000	28,000,000
Cook County IL Series D-1 (GO - Local)	0.21	11/01/2030	19,000,000	19,000,000
Illinois Finance Authority (Education Revenue)	0.21	07/01/2038	47,577,000	47,577,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue)	0.27	05/15/2035	14,785,000	14,785,000
Illinois International Port District (Transportation Revenue, LaSalle National Bank NA LOC)	0.26	01/01/2023	8,000,000	8,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.20	07/01/2030	8,000,000	8,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.23	07/01/2030	16,000,000	16,000,000
Illinois State Toll Highway Authority (Transportation Revenue)	0.25	07/01/2030	25,000,000	25,000,000

				182,397,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana: 0.21%

Variable Rate Demand Notes §: 0.21%
Indiana Financing Authority (Hospital Revenue)	0.24%	03/01/2033	$13,000,000	13,000,000
Indiana State Financing Authority (Resource Recovery Revenue, Bank of America NA LOC)	0.27	12/01/2039	54,125,000	54,125,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue)	0.28	01/01/2040	35,630,000	35,630,000

				102,755,000

Kentucky: 0.11%

Variable Rate Demand Notes §: 0.11%
Kentucky Municipal Power Agency (Energy Revenue, Assured Guaranty Insured) ††	0.26	09/01/2037	20,000,000	20,000,000
Louisville Regional Airport Authority (Airport Revenue)	0.24	01/01/2029	32,800,000	32,800,000

				52,800,000

Louisiana: 0.35%

Variable Rate Demand Notes §: 0.35%
East Baton Rouge Parish LA Industrial Development Revenue Series B (IDR)	0.11	12/01/2041	74,250,000	74,250,000
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.25	08/01/2023	11,915,000	11,915,000
Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue) ††	0.41	07/01/2036	23,690,000	23,690,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.28	11/01/2040	39,200,000	39,200,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.28	11/01/2040	18,700,000	18,700,000

				167,755,000

Maryland: 0.18%

Other Municipal Debt: 0.02%
Montgomery County MD (Miscellaneous Revenue)	0.28	06/06/2011	3,000,000	3,000,000
Montgomery County MD (Miscellaneous Revenue)	0.28	05/04/2011	4,000,000	4,000,000
Montgomery County MD (Miscellaneous Revenue)	0.28	06/06/2011	3,000,000	3,000,000

				10,000,000

Variable Rate Demand Notes §: 0.16%
Baltimore MD Package Systems Facilities (Transportation Revenue)	0.20	07/01/2032	46,545,000	46,545,000
Howard County MD MFHR (Housing Revenue, FNMA Insured)	0.27	07/15/2033	8,910,000	8,910,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.27	09/01/2031	13,380,000	13,380,000
Maryland Health & HEFAR Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)	0.26	07/01/2029	8,100,000	8,100,000

				76,935,000

Massachusetts: 0.47%

Variable Rate Demand Notes §: 0.47%
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)	0.21	01/01/2039	17,345,000	17,345,000
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO - State)	0.21	01/01/2039	22,600,000	22,600,000
Massachusetts State Department of Transportation Series A6 (Transportation Revenue)	0.25	01/01/2029	15,000,000	15,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Massachusetts State HEFA (Health Revenue, JPMorgan Chase Bank LOC)	0.23%	10/01/2049	$5,000,000	5,000,000
Massachusetts State HEFA (Education Revenue)	0.27	10/01/2034	41,590,000	41,590,000
Massachusetts State HEFA Series N-1 (Education Revenue)	0.21	08/15/2040	15,900,000	15,900,000
Massachusetts State HEFA Series N-3 (Health Revenue)	0.24	10/01/2038	49,000,000	49,000,000
Massachusetts State HEFA Stonehill College Issue Series K (Education Revenue, Bank of America Corporation LOC)	0.23	07/01/2037	27,000,000	27,001,087
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)	0.25	08/01/2037	32,810,000	32,810,000

				226,246,087

Michigan: 0.48%

Variable Rate Demand Notes §: 0.48%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.25	09/01/2050	50,000,000	50,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.25	09/01/2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.25	09/01/2050	22,000,000	22,000,000
Michigan HEFAR (Education Revenue)	0.26	09/01/2037	20,000,000	20,000,000
Michigan HEFAR Calvin College Project Series 2007A (Education Revenue, JPMorgan Chase Bank LOC)	0.26	09/01/2037	15,000,000	15,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.28	10/01/2037	31,160,000	31,160,000
Wayne County Industrial Development Authority (IDR, Bank of America NA LOC)	0.37	05/01/2020	8,000,000	8,000,000
Wayne County Michigan Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.28	12/01/2028	25,000,000	25,000,000
Wayne County Michigan Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.26	12/01/2033	37,320,000	37,320,000

				233,480,000

Minnesota: 0.02%

Variable Rate Demand Notes §: 0.02%
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.21	07/01/2038	4,560,000	4,560,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.21	07/01/2048	5,515,000	5,515,000

				10,075,000

Mississippi: 0.19%

Variable Rate Demand Notes §: 0.19%
Jackson County MS PCR Chevron USA Income Project (IDR)	0.20	06/01/2023	23,155,000	23,155,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	22,000,000	22,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.20	12/01/2030	6,650,000	6,650,000
Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)	0.20	11/01/2028	430,000	430,000
Mississippi State Taxable Nissan Project B (Tax Revenue)	0.31	11/01/2028	37,995,000	37,995,000

				90,230,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri: 0.14%

Variable Rate Demand Note §: 0.14%
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.26%	12/01/2037	$68,660,000	68,660,000

Nevada: 0.19%

Variable Rate Demand Notes §: 0.19%
Clark County NV Industrial Development (IDR, JPMorgan Chase Bank LOC)	0.32	03/01/2038	29,000,000	29,000,000
Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	05/01/2037	20,300,000	20,300,000
Las Vegas NV Water District (Water & Sewer Revenue)	0.45	06/01/2036	17,670,000	17,670,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.26	06/01/2042	25,900,000	25,900,000

				92,870,000

New Hampshire: 0.05%

Variable Rate Demand Note §: 0.05%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.25	06/01/2038	25,350,000	25,350,000

New Jersey: 0.69%

Variable Rate Demand Notes §: 0.69%
JPMorgan Chase PUTTER/DRIVER Trust Series 3811 (Tax Revenue) ††	0.27	06/23/2011	47,000,000	47,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3871 (Utilities Revenue) ††	0.30	02/01/2015	14,500,000	14,500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3889 (Utilities Revenue) ††	0.27	06/23/2011	53,000,000	53,000,000
New Jersey Economic Development Authority (IDR)	0.20	11/01/2038	25,200,000	25,200,000
New Jersey Economic Development Authority NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2026	16,000,000	16,000,000
New Jersey Economic Development Authority Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2032	24,000,000	24,000,000
New Jersey HFFA Princeton Healthcare System Issue Series 2010A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	59,500,000	59,500,000
New Jersey State TRAN PUTTER (Miscellaneous Revenue) ††	0.27	06/23/2011	71,000,000	71,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.28	01/01/2018	22,000,000	22,000,000

				332,200,000

New York: 1.47%

Other Municipal Debt: 0.20%
Long Island NY Power Authority (Utilities Revenue)	0.26	06/01/2011	51,100,000	51,100,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.26	06/02/2011	26,000,000	26,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	05/03/2011	4,000,000	4,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	8,000,000	8,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	8,000,000	8,000,000

				97,100,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 1.27%
Abraham Joshua Hesehal School Series 2010 (Education Revenue, TD Bank NA LOC)	0.22%	01/01/2040	$34,945,000	34,945,000
City of New York NY Series L5 (GO - Local)	0.50	04/01/2035	19,000,000	19,000,000
City of New York NY Subseries H-1 (GO - Local)	0.35	01/01/2036	15,400,000	15,400,000
City of NewYork NY Series J4 (GO - Local)	0.23	08/01/2025	41,800,000	41,800,000
New York PFOTER (Miscellaneous Revenue) ††	0.41	06/15/2053	20,710,000	20,710,000
New York City NY Housing Development Corporation Mortgage Thessalonica Courst A (Housing Revenue, Citibank NA LOC)	0.28	01/01/2036	9,360,000	9,360,000
New York City NY Housing Development Corporation (Housing Revenue, JPMorgan Chase Bank LOC)	0.23	01/01/2016	7,000,000	7,000,000
New York City NY Housing Development Corporation Series H-2-A (Housing Revenue)	0.55	05/01/2013	4,300,000	4,300,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue)	0.35	06/15/2032	41,120,000	41,120,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.23	06/15/2025	16,000,000	16,000,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)	0.35	06/15/2033	45,100,000	45,100,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.24	06/15/2024	107,400,000	107,400,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.23	09/01/2027	17,170,000	17,170,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.27	08/01/2020	11,000,000	11,000,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	8,000,000	8,000,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue)	0.35	10/01/2037	11,500,000	11,500,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) ††	0.41	11/15/2025	18,050,000	18,050,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America NA LOC)	0.25	05/01/2044	35,000,000	35,000,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.25	07/01/2034	19,640,000	19,640,000
New York State Housing Finance Agency (Housing Revenue, FHLMC Insured)	0.23	11/01/2037	10,000,000	10,000,000
New York State Housing Finance Agency (Housing Revenue, Bank of America NA LOC)	0.23	11/01/2044	32,500,000	32,500,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.26	05/01/2029	74,505,000	74,505,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,000,000	2,000,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)	0.55	04/01/2037	12,600,000	12,600,000

				614,100,000

Ohio: 0.34%

Variable Rate Demand Notes §: 0.34%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Hospital Revenue)	0.25	10/01/2031	25,540,000	25,540,000
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2037	12,245,000	12,245,000
Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2036	11,450,000	11,450,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.26	08/15/2041	10,000,000	10,000,000
Ohio HFA Series B (Housing Revenue)	0.27	09/01/2029	56,435,000	56,435,000
Ohio HFA Series C (Housing Revenue)	0.27	03/01/2038	21,185,000	21,185,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.24	01/15/2035	13,225,000	13,225,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.28%	03/01/2039	$14,685,000	14,685,000

				164,765,000

Oklahoma: 0.04%

Variable Rate Demand Note §: 0.04%
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.26	01/01/2028	21,000,000	21,000,000

Oregon: 0.11%

Variable Rate Demand Notes §: 0.11%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue) ††	0.41	07/26/2012	26,075,000	26,075,000
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.27	07/01/2038	16,000,000	16,000,000
Oregon State Department PFOTER (Miscellaneous Revenue) ††	0.31	05/01/2035	12,000,000	12,000,000

				54,075,000

Pennsylvania: 1.15%

Variable Rate Demand Notes §: 1.15%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	16,200,000	16,200,000
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC)	0.23	01/01/2026	114,000,000	114,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2037	17,700,000	17,700,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.23	08/01/2022	34,900,000	34,900,000
JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue) ††	0.29	06/30/2011	64,000,000	64,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue) ††	0.28	06/30/2011	171,000,000	171,000,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2041	12,240,000	12,240,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.25	10/01/2035	10,000,000	10,000,000
Pennsylvania State Turnpike Commission Series B-2 (Transportation Revenue, Bank of America NA LOC)	0.24	12/01/2038	45,900,000	45,900,000
Philadelphia PA Authority For Industrial Development of Various Refunding Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.26	10/01/2030	15,900,000	15,900,000
Philadelphia PA Authority For Industrial Development New Courtland Elder Services Project Series 2003 (IDR, PNC Bank NA LOC)	0.25	03/01/2027	7,195,000	7,195,000
Philadelphia PA Hospitals and HEFAR The Children’s Hospital of Philadelphia Project Series A (Hospital Revenue)	0.25	07/01/2041	25,500,000	25,500,000
Philadelphia PA Hospitals and HEFAR The Children’s Hospital of Philadelphia Project Series B (Hospital Revenue)	0.25	07/01/2041	25,000,000	25,000,000

				559,535,000

Rhode Island: 0.06%

Variable Rate Demand Note §: 0.06%
Rhode Island HEFA Brown University Issue Series A (Health Revenue)	0.21	05/01/2035	26,550,000	26,550,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Dakota: 0.07%

Variable Rate Demand Notes §: 0.07%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.25%	05/01/2037	$10,800,000	10,800,000
South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.26	07/01/2038	24,830,000	24,830,000

				35,630,000

Tennessee: 0.33%

Variable Rate Demand Notes §: 0.33%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2033	7,750,000	7,750,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.27	07/01/2033	9,150,000	9,150,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue)	0.27	01/01/2033	10,000,000	10,000,000
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.24	01/01/2034	13,985,000	13,985,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	07/01/2034	36,000,000	36,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	02/01/2036	16,200,000	16,200,000
Sevier County TN Public Building Authority GO Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Guaranteed Student Loans Insured)	0.27	06/01/2020	29,210,000	29,210,000
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.31	12/01/2016	35,775,000	35,775,000

				158,070,000

Texas: 1.37%

Variable Rate Demand Notes §: 1.37%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.26	11/15/2017	13,200,000	13,200,000
Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.30	10/01/2029	36,210,000	36,210,000
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Exxon Mobil Project Series A (Miscellaneous Revenue)	0.17	06/01/2030	15,000,000	15,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2038	23,800,000	23,800,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.26	06/01/2029	500,000	500,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series E (Miscellaneous Revenue)	0.27	06/01/2038	25,000,000	25,000,000
Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Health Revenue, Allied Irish Bank plc LOC)	0.27	06/01/2038	25,000,000	25,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Health Revenue, Bank of America NA LOC)	0.24	11/15/2047	43,400,000	43,400,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Solid Waste Revenue)	0.23	03/01/2023	43,000,000	43,000,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.23	05/15/2034	20,100,000	20,100,000
JPMorgan Chase PUTTERs/DRIVERs Trust Series 3812 (Miscellaneous Revenue) ††	0.27	08/31/2011	215,700,000	215,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.29%	04/01/2022	$9,000,000	9,000,000
North Texas Higher Education Authority (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.28	12/01/2035	10,000,000	10,000,000
North Texas Tollway Authority (Transportation Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2049	21,000,000	21,000,000
Pasadena TX Independent School District Series B (Education Revenue)	0.46	02/01/2035	63,095,000	63,095,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26	11/01/2040	26,700,000	26,700,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	15,500,000	15,500,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	12/01/2039	17,200,000	17,200,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.23	06/01/2045	2,100,000	2,100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)	0.35	07/01/2020	18,000,000	18,000,000
University of Texas System Series A (Education Revenue)	0.18	07/01/2037	20,740,000	20,740,000

				664,245,000

Virginia: 0.05%

Variable Rate Demand Notes §: 0.05%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.29	05/01/2026	6,000,000	6,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue)	0.26	08/01/2033	19,810,000	19,810,000

				25,810,000

Washington: 0.15%

Other Municipal Debt: 0.07%
Providence WA Health and Services (Health Revenue)	0.37	05/18/2011	31,000,000	31,000,000

Variable Rate Demand Notes §: 0.08%
JPMorgan Chase PUTTER/DRIVER Trust (Utilities Revenue) ††	0.26	02/01/2040	8,000,000	8,000,000
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)	0.22	07/01/2035	960,000	960,000
Port Tacoma WA Various Series B (Port, Airport, & Marina Authority Revenue, Bank of America LOC)	0.24	12/01/2044	30,000,000	30,000,000

				38,960,000

West Virginia: 0.03%

Variable Rate Demand Note §: 0.03%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.27	07/01/2039	16,000,000	16,000,000

Wisconsin: 0.10%

Variable Rate Demand Notes §: 0.10%
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)	0.23	05/01/2030	8,320,000	8,320,000
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)	0.23	11/01/2030	14,520,000	14,520,000
Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)	0.28	09/01/2035	7,515,000	7,515,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)	0.20%	12/01/2033	$18,700,000	18,700,000

				49,055,000

Wyoming: 0.15%

Variable Rate Demand Notes §: 0.15%
Uinta County WY PCR Chevron USA Incorporated Project (IDR)	0.20	08/15/2020	20,100,000	20,100,000
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)	0.26	12/01/2043	16,150,000	16,150,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue)	0.26	06/01/2035	36,680,000	36,680,000

				72,930,000

Total Municipal Bonds and Notes (Cost $6,909,922,587)				6,909,922,587

Other Instruments: 1.19%
District of Columbia Variable Rate Demand Obligation Commercial Paper	0.28	05/06/2011	28,800,000	28,800,000
Illinois Educational Facilities Authority	0.30	06/13/2011	3,000,000	3,000,000
ING Bank NV †† ±	0.81	02/02/2012	154,000,000	154,000,000
ING Bank NV †† ±	0.82	02/10/2012	121,000,000	121,000,000
Merrill Lynch Series TNP-003 †† § ±	0.46	04/01/2026	23,075,000	23,075,000
Port of Oakland CA Municipal Commercial Paper^	0.28	06/15/2011	20,000,000	19,992,911
SF Tarns LLC Variable Rate Note §	0.33	12/01/2025	14,610,000	14,610,000
St. Joseph County IN Municipal Commercial Paper^	0.28	06/15/2011	39,025,000	39,011,168
Svenska Handlesbanken AB Floating Rate Note †† ±	0.50	07/01/2011	132,000,000	131,997,605
Swedish Export Credit Euro MTN Floating Rate Note †† ±	0.40	10/14/2011	40,000,000	40,021,253

Total Other Instruments (Cost $575,507,937)				575,507,937

Other Notes: 4.72%

Corporate Bonds and Notes: 2.49%
American Association of Retired Persons §	0.28	05/01/2031	10,000,000	10,000,000
American Express Bank FSB ±	1.21	12/09/2011	176,000,000	177,063,013
Bank of America Corporation ±	1.00	12/02/2011	89,000,000	89,415,972
Bank of America Corporation ±	1.13	12/02/2011	145,200,000	145,941,913
Baptist Hospital Incorporated §	0.29	02/01/2040	15,575,000	15,575,000
Bear Stearns & Companies Incorporated ±	0.52	08/15/2011	28,085,000	28,099,097
Citigroup Funding Incorporated ±	0.60	04/30/2012	145,000,000	145,564,544
Citigroup Funding Incorporated ±	0.23	05/05/2011	15,000,000	14,999,960
General Electric Capital Corporation ±	0.51	03/12/2012	96,000,000	96,204,095
General Electric Capital Corporation §	1.24	12/09/2011	140,000,000	140,832,700
Independence Place Fort Campbell Patriots LLC ±	0.38	01/01/2040	8,480,000	8,480,000
JPMorgan Chase & Company ±	0.42	05/16/2011	16,507,000	16,507,512
JPMorgan Chase & Company ±	0.54	06/15/2012	52,000,000	52,160,351
JPMorgan Chase & Company ±	1.00	12/02/2011	135,000,000	135,630,409
Seariver Maritime Incorporated(i) ±	0.45	10/01/2011	2,650,000	2,650,000
UBS AG ±	1.41	02/23/2012	128,795,000	129,692,918

				1,208,817,484

Secured Master Note Agreement: 2.13%
Bank of America Securities LLC §	0.25	09/09/2034	775,300,000	775,300,000
Lloyds TSB Bank plc	0.40	11/01/2011	259,000,000	259,000,000

				1,034,300,000

Yankee Corporate Bonds and Notes: 0.10%
Eksportfinans ASA ±	0.28	09/22/2011	48,000,000	48,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

HERITAGE MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Total Other Notes (Cost $2,291,117,484)					2,291,117,484

Repurchase Agreements(z): 5.59%
Barclays Capital Incorporated, dated 04/29/2011, maturity value $708,001,967 (1)		0.05%	05/02/2011	$708,000,000	708,000,000
Citibank NA, dated 04/29/2011, maturity value $767,002,557 (2)		0.06	05/02/2011	767,000,000	767,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $507,051,408 (3)		0.05	05/02/2011	507,050,000	507,050,000
JPMorgan Securities, dated 04/29/2011, maturity value $35,000,525 (5)		0.18	05/02/2011	94,000,000	94,000,000
Societe Generale, dated 04/29/2011, maturity value $635,001,764 (5)		0.05	05/02/2011	635,000,000	635,000,000

Total Repurchase Agreements (Cost $2,711,050,000)					2,711,050,000

Treasury Debt: 2.63%
US Treasury Bill^		0.12	10/06/2011	548,000,000	547,713,213
US Treasury Bill^		0.15	08/25/2011	294,000,000	293,854,429
US Treasury Bill^		0.16	08/18/2011	287,000,000	286,857,935
US Treasury Bill^		0.18	08/11/2011	146,000,000	145,926,270

Total Treasury Debt (Cost $1,274,351,847)					1,274,351,847

Total Investments in Securities (Cost $48,874,821,110)*	100.79%				$48,874,821,110

Other Assets and Liabilities, Net	(0.79)				(384,266,938)

Total Net Assets	100.00%				$48,490,554,172

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
(z)	Collateralized by:

(1) U.S. government securities, 0.00% to 5.50%, 5/5/2011 to 2/20/2041, market value including accrued interest is $725,129,020.

(2) U.S. government securities, 3.00% to 12.50%, 5/1/2011 to 11/1/2049, market value including accrued interest is $790,010,000.

(3) U.S. government securities, 4.00% to 7.00%, 7/1/2024 to 3/20/2041, market value including accrued interest is $522,261,500.

(4) Commercial papers, 0.00%, 5/26/2011 to 6/2/2011, market value is $95,880,627.

(5) U.S. government securities, 1.75% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $654,050,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 20.48%
Abbey National Treasury Services	0.12%	05/02/2011	$76,000,000	$76,000,000
Banco Bilbao Vizcaya Argentaria (London)	0.15	05/02/2011	67,000,000	67,000,000
Banco Del Estado De Chile plc	0.23	05/03/2011	16,000,000	16,000,000
Banco Santander (Madrid)	0.13	05/02/2011	49,000,000	49,000,000
Banco Santander (Madrid)	0.14	05/03/2011	25,000,000	25,000,000
Barclays Bank plc (New York)±	0.62	04/16/2012	17,000,000	17,000,000
Barclays Bank plc (New York)±	0.68	01/17/2012	40,000,000	40,000,000
Barclays Bank plc (New York)±	0.71	10/24/2011	22,000,000	22,000,000
Bayer AG	0.14	05/03/2011	30,000,000	30,000,000
BNP Paribas	0.39	07/01/2011	22,000,000	22,000,000
Credit Agricole	0.11	05/02/2011	17,000,000	17,000,000
Credit Agricole	0.14	05/03/2011	6,000,000	6,000,000
Credit Agricole	0.14	05/03/2011	25,000,000	25,000,000
Credit Agricole	0.32	06/16/2011	4,000,000	4,000,000
Credit Agricole	0.37	07/11/2011	4,000,000	4,000,000
Credit Agricole	0.38	07/06/2011	30,000,000	30,000,000
Credit Agricole	0.51	06/06/2011	10,000,000	10,001,647
Credit Industriel et Commercial	0.41	05/16/2011	29,000,000	29,001,971
Danske Corporation	0.15	05/03/2011	30,000,000	30,000,000
DNB Nor Bank ASA	0.10	05/02/2011	80,000,000	80,000,000
Groupe BPCE	0.13	05/02/2011	54,000,000	54,000,000
HSBC Bank plc	0.11	05/02/2011	18,000,000	18,000,000
Intesa Sanpaolo SpA (London)	0.13	05/03/2011	11,000,000	11,000,000
National Bank of Canada±	0.41	10/07/2011	35,000,000	35,000,000
National Bank of Canada±	0.41	09/21/2011	10,000,000	10,000,000
Natixis Corporation	0.11	05/02/2011	28,000,000	28,000,000
Natixis Corporation	0.40	05/23/2011	7,000,000	7,000,081
Natixis Corporation	0.41	05/09/2011	1,000,000	1,000,002
Natixis Corporation±	0.54	07/07/2011	35,000,000	35,000,000
Norinchukin Bank	0.18	05/03/2011	7,000,000	7,000,000
Norinchukin Bank	0.18	05/06/2011	32,000,000	32,000,000
Rabobank Nederland NV	0.29	10/21/2011	27,000,000	27,000,000
Rabobank Nederland NV	0.31	04/24/2012	14,000,000	13,999,303
Rabobank Nederland NV±	0.31	01/10/2012	30,000,000	30,000,000
Rabobank Nederland NV±	0.32	12/06/2011	30,000,000	30,000,000
Royal Bank of Scotland plc±	0.44	10/31/2011	20,000,000	20,000,000
Royal Bank of Scotland plc±	0.53	09/13/2011	45,000,000	45,000,000
Skandinav Enskilda Banken	0.29	06/28/2011	60,000,000	60,000,000
Skandinav Enskilda Banken	0.34	05/16/2011	9,000,000	8,999,983
Skandinav Enskilda Banken	0.34	05/06/2011	30,000,000	30,000,000
Societe Generale (New York)	0.12	05/02/2011	25,000,000	25,000,000
Societe Generale (New York)±	0.34	01/27/2012	20,000,000	20,000,000
Societe Generale (New York)	0.56	08/12/2011	47,000,000	47,000,000
Societe Generale (New York)±	1.71	05/05/2011	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.16	05/06/2011	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	41,000,000	41,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	53,000,000	53,000,000
Sumitomo Mitsui Banking Corporation	0.18	05/03/2011	51,000,000	51,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	56,000,000	56,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	15,000,000	15,000,000
Svenska Handsbanken AB	0.28	06/15/2011	9,000,000	9,000,000
Svenska Handsbanken AB	0.28	06/06/2011	4,000,000	4,000,019
Toronto-Dominion Bank±	0.31	01/12/2012	25,000,000	25,000,000
UBS AG	0.30	05/09/2011	52,000,000	52,000,000

Total Certificates of Deposit (Cost $1,535,003,006)				1,535,003,006

Commercial Paper: 47.99%

Asset-Backed Commercial Paper: 29.41%
Alpine Securitzation††^	0.15	05/19/2011	30,000,000	29,997,589
Alpine Securitzation††^	0.15	05/20/2011	33,000,000	32,997,195
Alpine Securitzation††^	0.16	05/25/2011	10,000,000	9,998,914

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Alpine Securitzation††^	0.16%	05/26/2011	$10,000,000	$9,998,867
Amsterdam Funding Corporation††^	0.31	07/06/2011	24,000,000	23,986,133
Antalis US Funding Corporation††^	0.08	05/03/2011	12,000,000	11,999,923
Arabella Finance LLC††^	0.33	05/05/2011	2,000,000	1,999,908
Arabella Finance LLC††^	0.43	05/11/2011	5,000,000	4,999,350
Arabella Finance LLC††^	0.48	05/23/2011	15,000,000	14,995,450
Arabella Finance LLC††^	0.49	05/31/2011	4,000,000	3,998,324
Arabella Finance LLC††^	0.49	05/27/2011	7,000,000	6,997,424
Argento Funding Companies Limited††^	0.26	07/19/2011	32,000,000	31,981,280
Argento Funding Companies Limited††^	0.30	06/02/2011	7,000,000	6,998,071
Argento Funding Companies Limited††^	0.30	06/03/2011	15,000,000	14,995,733
Argento Funding Companies Limited††^	0.32	08/08/2011	20,000,000	19,982,033
Argento Funding Companies Limited††^	0.34	06/06/2011	6,000,000	5,997,900
Aspen Funding Corporation††^	0.26	07/07/2011	13,000,000	12,993,565
Aspen Funding Corporation††^	0.29	06/16/2011	10,000,000	9,996,250
Atlantic Asset Securities††^	0.09	05/03/2011	35,000,000	34,999,738
Atlantic Asset Securitization Corporation††^	0.14	05/04/2011	11,000,000	10,999,835
Atlantic Asset Securitization Corporation††^	0.24	06/02/2011	4,000,000	3,999,139
Atlantic Asset Securitization Corporation††^	0.26	05/23/2011	11,000,000	10,998,192
Atlantic Asset Securitization Corporation††^	0.26	07/05/2011	7,000,000	6,996,640
Atlantic Asset Securitization Corporation††^	0.26	07/07/2011	4,000,000	3,998,020
Atlantic Asset Securitization Corporation††^	0.26	07/11/2011	21,000,000	20,988,975
Atlantis One Funding Corporation††^	0.23	05/12/2011	36,000,000	35,997,200
Autobahn Funding Company LLC††^	0.19	05/13/2011	14,000,000	13,999,016
Autobahn Funding Company LLC††^	0.21	05/18/2011	20,000,000	19,997,867
Autobahn Funding Company LLC††^	0.27	06/15/2011	27,302,000	27,292,657
Barton Capital Corporation††^	0.23	05/09/2011	4,000,000	3,999,774
Belmont Funding LLC††^	0.05	05/02/2011	4,000,000	4,000,000
CAFCO LLC††^	0.27	05/19/2011	13,000,000	12,998,158
Cancara Asset Securitisation LLC††^	0.19	05/05/2011	7,000,000	6,999,819
Cancara Asset Securitisation LLC††^	0.19	05/11/2011	31,000,000	30,998,218
Cancara Asset Securitisation LLC††^	0.19	05/12/2011	12,000,000	11,999,233
Cancara Asset Securitisation LLC††^	0.24	05/09/2011	40,000,000	39,997,589
Cancara Asset Securitisation LLC††^	0.24	07/20/2011	10,000,000	9,994,514
Cancara Asset Securitisation LLC††^	0.27	05/16/2011	5,000,000	4,999,397
Cancara Asset Securitisation LLC††^	0.34	06/28/2011	5,000,000	4,997,229
Charta LLC††^	0.14	05/11/2011	15,000,000	14,999,363
Charta LLC††^	0.27	05/19/2011	16,000,000	15,997,733
Ciesco LLC††^	0.27	05/19/2011	7,000,000	6,999,008
Concord Minutemen Capital Company††^	0.20	05/04/2011	14,000,000	13,999,689
Concord Minutemen Capital Company††^	0.27	05/06/2011	8,000,000	7,999,644
Concord Minutemen Capital Company††^	0.32	05/10/2011	17,000,000	16,998,489
Concord Minutemen Capital Company††^	0.33	05/11/2011	4,000,000	3,999,600
Concord Minutemen Capital Company††^	0.35	05/17/2011	6,000,000	5,999,000
Concord Minutemen Capital Company††^	0.36	05/19/2011	8,000,000	7,998,489
Concord Minutemen Capital Company††^	0.37	05/26/2011	11,000,000	10,997,067
CRC Funding LLC††^	0.27	06/13/2011	3,000,000	2,999,020
Crown Point Capital Company††^	0.00	05/02/2011	9,000,000	9,000,000
Crown Point Capital Company††^	0.13	05/03/2011	5,000,000	4,999,944
Crown Point Capital Company††^	0.24	05/05/2011	6,000,000	5,999,800
Crown Point Capital Company††^	0.31	05/09/2011	15,000,000	14,998,833
Crown Point Capital Company††^	0.33	05/11/2011	12,000,000	11,998,800
Crown Point Capital Company††^	0.34	05/13/2011	15,000,000	14,998,166
Crown Point Capital Company††^	0.35	05/16/2011	10,000,000	9,998,444
Crown Point Capital Company††^	0.36	05/18/2011	8,000,000	7,998,578
Crown Point Capital Company††^	0.36	05/19/2011	4,000,000	3,999,244
Crown Point Capital Company††^	0.37	05/23/2011	12,000,000	11,997,200
Crown Point Capital Company††^	0.38	06/03/2011	5,000,000	4,998,222
Ebbets Funding LLC††^	0.00	05/02/2011	4,000,000	4,000,000
Ebbets Funding LLC††^	0.17	05/03/2011	6,000,000	5,999,917
Gemini Securitization Corporation LLC††^	0.10	05/03/2011	46,044,000	46,043,604
Gemini Securitization Corporation LLC††^	0.15	05/04/2011	5,000,000	4,999,917
Gemini Securitization Corporation LLC††^	0.17	05/11/2011	11,000,000	10,999,423

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Gemini Securitization Corporation LLC††^	0.24%	07/12/2011	$10,000,000	$9,995,069
Gemini Securitization Corporation LLC††^	0.24	07/25/2011	4,000,000	3,997,667
Gemini Securitization Corporation LLC††^	0.25	07/08/2011	25,000,000	24,987,903
Gemini Securitization Corporation LLC††^	0.28	06/01/2011	6,000,000	5,998,500
Govco LLC††^	0.16	05/24/2011	4,000,000	3,999,584
Govco LLC††^	0.23	07/12/2011	20,000,000	19,990,533
Govco LLC††^	0.23	07/15/2011	10,000,000	9,995,067
Govco LLC††^	0.23	07/22/2011	4,000,000	3,997,840
Govco LLC††^	0.23	07/25/2011	5,000,000	4,997,200
Govco LLC††^	0.28	05/31/2011	5,000,000	4,998,792
Grampian Funding LLC††^	0.17	05/04/2011	27,000,000	26,999,510
Grampian Funding LLC††^	0.19	05/05/2011	9,000,000	8,999,760
Grampian Funding LLC††^	0.26	05/10/2011	13,000,000	12,999,076
Grampian Funding LLC††^	0.27	07/12/2011	40,000,000	39,977,912
Grampian Funding LLC††^	0.29	06/08/2011	24,000,000	23,992,354
Grampian Funding LLC††^	0.30	06/14/2011	13,000,000	12,995,186
Grampian Funding LLC††^	0.30	06/03/2011	10,000,000	9,997,156
Grampian Funding LLC††^	0.30	08/10/2011	5,000,000	4,995,694
Jupiter Securitization Corporation LLC††^	0.15	05/16/2011	35,000,000	34,997,686
Kells Funding LLC††^	0.21	07/21/2011	15,000,000	14,992,667
Kells Funding LLC††±	0.35	11/29/2011	51,000,000	51,000,000
Kells Funding LLC	0.36	12/16/2011	10,000,000	10,000,000
Kells Funding LLC††±	0.39	02/21/2012	15,000,000	15,000,000
Legacy Capital Company††^	0.13	05/03/2011	9,000,000	8,999,900
Legacy Capital Company††^	0.24	05/05/2011	6,000,000	5,999,800
Legacy Capital Company††^	0.31	05/09/2011	12,000,000	11,999,067
Legacy Capital Company††^	0.33	05/12/2011	10,000,000	9,998,889
Lexington Parker Capital††^	0.00	05/02/2011	3,000,000	3,000,000
Lexington Parker Capital††^	0.24	05/05/2011	3,000,000	2,999,900
Lexington Parker Capital††^	0.31	05/09/2011	5,000,000	4,999,611
Lexington Parker Capital††^	0.33	05/12/2011	7,000,000	6,999,222
Lexington Parker Capital††^	0.36	05/18/2011	11,000,000	10,998,044
Lexington Parker Capital††^	0.37	05/24/2011	10,000,000	9,997,556
Lexington Parker Capital††^	0.37	05/25/2011	20,000,000	19,994,889
LMA Americas LLC††^	0.15	05/06/2011	4,000,000	3,999,898
LMA Americas LLC††^	0.19	05/13/2011	15,000,000	14,998,946
LMA Americas LLC††^	0.21	05/24/2011	10,000,000	9,998,594
LMA Americas LLC††^	0.24	07/20/2011	1,000,000	999,451
LMA Americas LLC††^	0.24	07/22/2011	9,000,000	8,994,938
LMA Americas LLC††^	0.24	07/28/2011	1,000,000	999,396
LMA Americas LLC††^	0.26	06/23/2011	13,000,000	12,994,930
LMA Americas LLC††^	0.26	07/13/2011	19,000,000	18,989,740
LMA Americas LLC††^	0.27	07/15/2011	8,000,000	7,995,396
LMA Americas LLC††^	0.29	06/20/2011	9,000,000	8,996,325
Matchpoint Master Trust††^	0.18	05/19/2011	14,000,000	13,998,678
Matchpoint Master Trust††^	0.26	05/16/2011	10,000,000	9,998,833
MetLife Short Term Funding LLC††^	0.24	07/13/2011	50,000,000	49,975,000
MetLife Short Term Funding LLC††^	0.26	05/10/2011	6,000,000	5,999,573
Mont Blanc Capital Corporation††^	0.23	07/06/2011	8,000,000	7,996,533
Mont Blanc Capital Corporation††^	0.23	07/12/2011	10,000,000	9,995,267
Mont Blanc Capital Corporation††^	0.25	05/13/2011	14,000,000	13,998,716
Mont Blanc Capital Corporation††^	0.27	05/17/2011	3,000,000	2,999,625
Mont Blanc Capital Corporation††^	0.29	06/09/2011	1,000,000	999,683
Mont Blanc Capital Corporation††^	0.29	06/14/2011	7,000,000	6,997,492
Newport Funding Corporation††^	0.25	07/11/2011	25,000,000	24,987,361
Nieuw Amsterdam Receivables Corporation††^	0.10	05/03/2011	10,000,000	9,999,916
Nieuw Amsterdam Receivables Corporation††^	0.23	05/09/2011	3,000,000	2,999,825
Nieuw Amsterdam Receivables Corporation††^	0.25	08/01/2011	7,000,000	6,995,576
Nieuw Amsterdam Receivables Corporation††^	0.26	07/07/2011	8,000,000	7,996,040
Northern Pines Funding LLC††^	0.29	07/11/2011	16,000,000	15,990,667
Northern Pines Funding LLC††^	0.29	07/15/2011	12,000,000	11,992,600
Northern Pines Funding LLC††^	0.29	08/08/2011	6,000,000	5,995,100
Northern Pines Funding LLC††^	0.31	08/23/2011	12,000,000	11,988,323

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Regency Markets #1 LLC††^	0.11%	05/06/2011	$10,000,000	$9,999,822
Regency Markets #1 LLC††^	0.17	05/12/2011	40,000,000	39,997,778
Regency Markets #1 LLC††^	0.18	05/25/2011	42,000,000	41,994,633
Rhein-Main Security Limited††^	0.46	05/16/2011	30,000,000	29,994,477
Rhein-Main Security Limited††^	0.47	07/11/2011	15,000,000	14,986,000
Rheingold Securitization††^	0.34	05/25/2011	5,000,000	4,998,818
Rheingold Securitization††^	0.46	05/16/2011	10,000,000	9,997,978
Rheingold Securitization††^	0.47	07/11/2011	8,000,000	7,992,533
Rheingold Securitization††^	0.47	07/15/2011	11,000,000	10,989,147
Romulus Funding Corporation††^	0.30	05/25/2011	12,000,000	11,997,470
Scaldis Capital LLC††^	0.13	05/04/2011	9,000,000	8,999,875
Scaldis Capital LLC††^	0.15	05/05/2011	6,000,000	5,999,875
Scaldis Capital LLC††^	0.19	05/09/2011	15,000,000	14,999,300
Scaldis Capital LLC††^	0.19	05/10/2011	17,000,000	16,999,093
Scaldis Capital LLC††^	0.19	05/24/2011	13,000,000	12,998,331
Scaldis Capital LLC††^	0.19	05/13/2011	35,000,000	34,997,540
Solitaire Funding LLC††^	0.23	05/09/2011	7,000,000	6,999,592
Solitaire Funding LLC††^	0.24	07/19/2011	10,000,000	9,994,583
Solitaire Funding LLC††^	0.24	07/21/2011	15,000,000	14,991,667
Solitaire Funding LLC††^	0.25	07/14/2011	7,000,000	6,996,309
Solitaire Funding LLC††^	0.26	05/16/2011	4,000,000	3,999,533
Solitaire Funding LLC††^	0.27	05/17/2011	13,000,000	12,998,321
Solitaire Funding LLC††^	0.29	06/10/2011	12,000,000	11,996,100
Solitaire Funding LLC††^	0.29	06/13/2011	22,000,000	21,992,300
Solitaire Funding LLC††^	0.29	06/17/2011	8,000,000	7,996,934
Starbird Funding Corporation††^	0.16	05/09/2011	15,000,000	14,999,388
Starbird Funding Corporation††^	0.23	07/21/2011	2,000,000	1,998,933
Starbird Funding Corporation††^	0.28	06/13/2011	10,000,000	9,996,617
Starbird Funding Corporation††^	0.28	05/27/2011	3,000,000	2,999,375
Straight-A Funding LLC††^	0.20	05/10/2011	14,000,000	13,999,222
Surrey Funding Corporation††^	0.24	07/07/2011	15,000,000	14,993,125
Sydney Capital Corporation††^	0.34	07/14/2011	7,000,000	6,995,032
Sydney Capital Corporation††^	0.34	07/18/2011	13,000,000	12,990,268
Sydney Capital Corporation††^	0.37	06/10/2011	6,000,000	5,997,465
Tasman Funding Incorporated††^	0.17	05/04/2011	3,000,000	2,999,945
Tasman Funding Incorporated††^	0.27	06/23/2011	4,000,000	3,998,382
Tasman Funding Incorporated††^	0.28	05/12/2011	5,000,000	4,999,542
Tasman Funding Incorporated††^	0.29	05/16/2011	4,000,000	3,999,487
Tasman Funding Incorporated††^	0.31	06/14/2011	8,000,000	7,996,871
Thames Asset Global Securitization††^	0.11	05/06/2011	15,000,000	14,999,717
Thames Asset Global Securitization††^	0.26	07/08/2011	11,000,000	10,994,473
Thames Asset Global Securitization††^	0.47	06/07/2011	8,000,000	7,996,000
Versailles Commercial Paper LLC††^	0.36	07/05/2011	25,000,000	24,983,556
Versailles Commercial Paper LLC††^	0.36	07/08/2011	35,000,000	34,975,899

				2,203,768,075

Financial Company Commerical Paper: 15.43%
ABN AMRO Funding USA LLC††^	0.23	06/28/2011	20,000,000	19,992,400
ANZ National Limited††±	0.40	09/13/2011	10,000,000	10,000,000
ASB Finance Limited††±	0.40	12/05/2011	7,000,000	7,000,000
ASB Finance Limited††±	0.40	12/02/2011	7,000,000	7,000,000
Axis Bank Limited^	0.41	07/25/2011	11,000,000	10,989,220
BGL BNP Paribas SA^	0.34	06/16/2011	37,000,000	36,983,813
BGL BNP Paribas SA^	0.39	07/07/2011	39,000,000	38,971,400
BNP Paribas Finance Incorporated^	0.33	06/03/2011	20,000,000	19,993,778
BNP Paribas Finance Incorporated^	0.33	06/09/2011	15,000,000	14,994,458
BNP Paribas Finance Incorporated^	0.38	07/08/2011	15,000,000	14,989,113
BNP Paribas Finance Incorporated^	0.38	07/18/2011	37,000,000	36,969,136
BNZ International Funding Limited††±	0.38	10/12/2011	10,000,000	10,000,225
BNZ International Funding Limited	0.39	10/07/2011	2,000,000	1,999,997
BNZ International Funding Limited††±	0.40	01/06/2012	10,000,000	10,000,000
BNZ International Funding Limited††±	0.41	09/01/2011	10,000,000	10,000,138

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
BPCE SA††^	0.20%	05/04/2011	$2,000,000	$1,999,956
BPCE SA††^	0.37	06/08/2011	32,000,000	31,987,173
BPCE SA††^	0.38	06/16/2011	18,000,000	17,991,000
Danske Corporation††^	0.27	06/01/2011	10,000,000	9,997,583
Danske Corporation††^	0.31	06/08/2011	13,000,000	12,995,591
Danske Corporation††^	0.35	05/31/2011	11,000,000	10,996,721
Erste Finance LLC††^	0.09	05/04/2011	75,000,000	74,999,292
Fortis Funding LLC††^	0.34	06/15/2011	37,000,000	36,984,172
ICICI Bank Limited^	0.64	09/16/2011	23,000,000	22,943,107
ING US Funding LLC^	0.31	06/29/2011	20,000,000	19,989,689
Macquarie Bank Limited††^	0.35	06/15/2011	23,000,000	22,989,599
Macquarie Bank Limited††^	0.36	06/13/2011	38,000,000	37,983,153
Macquarie Bank Limited††^	0.40	06/29/2011	5,000,000	4,996,697
Macquarie Bank Limited††^	0.40	07/05/2011	7,000,000	6,994,898
Macquarie Bank Limited††^	0.40	07/06/2011	8,000,000	7,994,078
Macquarie Bank Limited††^	0.40	07/07/2011	8,000,000	7,993,987
Macquarie Bank Limited††^	0.40	07/08/2011	8,000,000	7,993,896
Macquarie Bank Limited††^	0.40	07/11/2011	5,000,000	4,996,014
Macquarie Bank Limited††^	0.40	07/12/2011	4,000,000	3,996,766
Mizuho Funding LLC††^	0.12	05/06/2011	15,000,000	14,999,700
Natexis Banques Populaires^	0.34	07/01/2011	20,000,000	19,988,333
Natexis Banques Populaires^	0.37	06/10/2011	17,000,000	16,992,818
National Rural Utilities Cooperative Finance Corporation^	0.21	05/10/2011	2,000,000	1,999,884
Nationwide Building Society††^	0.19	05/19/2011	6,000,000	5,999,405
Nationwide Building Society††^	0.28	05/11/2011	21,000,000	20,998,215
Nationwide Building Society††^	0.36	07/05/2011	28,000,000	27,981,582
Nationwide Building Society††^	0.36	07/06/2011	16,000,000	15,989,311
Nationwide Building Society††^	0.36	07/07/2011	16,000,000	15,989,147
PB Financing Incorporated††^	0.47	05/11/2011	1,000,000	999,858
PB Financing Incorporated††^	0.49	07/20/2011	6,000,000	5,993,417
PB Financing Incorporated††^	0.49	07/26/2011	9,000,000	8,989,375
PB Financing Incorporated††^	0.49	06/24/2011	8,000,000	7,993,993
PB Financing Incorporated††^	0.49	06/27/2011	19,000,000	18,984,927
PB Financing Incorporated††^	0.51	07/07/2011	10,000,000	9,990,467
PB Financing Incorporated††^	0.51	07/11/2011	21,000,000	20,978,767
PB Financing Incorporated††^	0.54	06/07/2011	10,000,000	9,994,300
PB Financing Incorporated††^	0.54	06/09/2011	5,000,000	4,996,992
PB Financing Incorporated††^	0.54	06/10/2011	10,000,000	9,993,825
PB Financing Incorporated††^	0.55	06/15/2011	4,000,000	3,997,213
Prudential plc††^	0.32	06/02/2011	2,000,000	1,999,414
Prudential plc††^	0.32	06/08/2011	4,000,000	3,998,602
Prudential plc††^	0.33	06/14/2011	11,000,000	10,995,533
Prudential plc††^	0.34	07/05/2011	5,000,000	4,996,889
Prudential plc††^	0.34	07/06/2011	4,000,000	3,997,472
Prudential plc††^	0.36	07/13/2011	21,000,000	20,984,460
Prudential plc††^	0.37	07/18/2011	21,000,000	20,982,932
Prudential plc††^	0.37	07/21/2011	14,000,000	13,988,178
RBS Holdings USA Incorporated††^	0.27	05/11/2011	12,000,000	11,999,010
RBS Holdings USA Incorporated††^	0.29	05/24/2011	3,000,000	2,999,413
Skandinaviska Enslilda Banken AB††^	0.33	06/02/2011	20,000,000	19,993,972
Skandinaviska Enskilda Banken AB††^	0.33	06/01/2011	10,000,000	9,997,083
Standard Chartered Bank††^	0.29	07/11/2011	38,000,000	37,977,833
Suncorp-Metway Limited††^	0.30	05/05/2011	15,000,000	14,999,375
Suncorp-Metway Limited††^	0.45	05/17/2011	12,000,000	11,997,450
Suncorp-Metway Limited††^	0.49	06/08/2011	5,000,000	4,997,379
Suncorp-Metway Limited††^	0.49	06/09/2011	9,000,000	8,995,155
Svenska Handlesbanken AB††^	0.25	05/18/2011	59,000,000	58,992,658
Swedbank AB^	0.26	07/28/2011	1,000,000	999,348
Swedbank AB^	0.26	07/29/2011	3,000,000	2,998,020
Swedbank AB^	0.26	08/03/2011	1,000,000	999,303
Swedbank AB^	0.26	08/04/2011	1,000,000	999,295
Westpac Securities NZ Limited††±	0.37	10/13/2011	20,000,000	20,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
Westpac Securities NZ Limited††±	0.38%	08/19/2011	$25,000,000	$25,000,000

				1,156,447,353

Other Commercial Paper: 3.15%
ACTS Retirement Life Communities Incorporated^	0.29	06/16/2011	4,000,000	3,998,500
Caisse d’Amortissement de la Dette Sociale††^	0.15	05/04/2011	23,000,000	22,999,617
Caisse d’Amortissement de la Dette Sociale††^	0.22	05/10/2011	26,000,000	25,998,382
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/16/2011	25,000,000	24,997,278
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/17/2011	49,000,000	48,994,283
Caisse d’Amortissement de la Dette Sociale††^	0.27	06/06/2011	6,000,000	5,998,367
Caisse d’Amortissement de la Dette Sociale††^	0.27	06/09/2011	3,000,000	2,999,113
EDF SA††^	0.13	05/02/2011	20,000,000	20,000,000
European Investment Bank^	0.24	06/24/2011	10,000,000	9,996,319
European Investment Bank^	0.25	06/29/2011	30,000,000	29,987,433
GDF Suez††^	0.23	05/10/2011	4,000,000	3,999,742
GDF Suez††^	0.27	05/23/2011	2,000,000	1,999,650
GDF Suez††^	0.28	05/24/2011	1,000,000	999,817
GDF Suez††^	0.28	06/09/2011	3,000,000	2,999,082
GDF Suez††^	0.28	06/20/2011	6,000,000	5,997,632
GDF Suez††^	0.29	06/13/2011	2,000,000	1,999,300
Statens Bostadsfin††^	0.17	05/03/2011	6,000,000	5,999,917
Statens Bostadsfin††^	0.25	05/04/2011	8,000,000	7,999,778
Statens Bostadsfin††^	0.38	06/07/2011	8,000,000	7,996,800

				235,961,010

Total Commercial Paper (Cost $3,596,176,438)				3,596,176,438

Government Agency Debt: 0.39%
FHLMC±	0.16	02/02/2012	29,000,000	28,982,349

Total Government Agency Debt (Cost $28,982,349)				28,982,349

Municipal Bonds and Notes: 16.15%

Alabama: 0.73%

Variable Rate Demand Notes §: 0.73%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27	11/01/2027	14,000,000	14,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	41,000,000	41,000,000

				55,000,000

California: 3.91%

Other Municipal Debt: 1.09%

City of San Francisco CA (Miscellaneous Revenue)	0.27	07/11/2011	4,000,000	4,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.30	06/08/2011	4,000,000	4,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.34	06/08/2011	2,000,000	2,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.35	06/02/2011	9,000,000	9,000,000
City of San Jose CA (Miscellaneous Revenue)	0.22	05/03/2011	9,000,000	9,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	05/13/2011	8,000,000	8,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	4,000,000	4,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	3,000,000	3,000,000
City of San Jose CA International Airport (Airport Revenue)	0.24	04/29/2011	24,000,000	24,000,000
Los Angeles CA Department of Airports (Airport Revenue) ^	0.13	05/02/2011	3,000,000	3,000,000
Los Angeles CA Department of Airports (Airport Revenue)	0.31	05/09/2011	8,000,000	8,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
San Joaquin County CA COP (GO - Local)	0.30%	06/02/2011	$4,000,000	$4,000,000

				82,000,000

Variable Rate Demand Notes §: 2.82%
ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments Series A (Housing Revenue, FNMA Insured)	0.25	03/15/2037	11,145,000	11,145,000
California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)	0.30	10/01/2043	8,320,000	8,320,000
California GO Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.23	05/01/2040	6,000,000	6,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC)	0.24	08/01/2036	2,000,000	2,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.25	07/01/2020	2,000,000	2,000,000
California HFFA Catholic West Series H (Health Revenue, Bank of America NA LOC)	0.24	07/01/2035	200,000	200,000
California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.27	11/01/2026	21,000,000	21,000,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	4,000,000	4,000,000
California State Series B Subseries B1 (GO - State, Bank of America NA LOC)	0.24	05/01/2040	7,000,000	7,000,000
California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.26	08/01/2031	3,500,000	3,500,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.26	08/15/2034	3,500,000	3,500,000
Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)	0.25	10/15/2026	5,065,000	5,065,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.25	07/01/2036	4,000,000	4,000,000
Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (GO - Local)	0.45	09/02/2032	5,000,000	5,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.26	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.24	10/01/2019	500,000	500,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.25	07/01/2027	5,000,000	5,000,000
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)	0.30	07/01/2035	5,000,000	5,000,000
Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue)	0.22	12/01/2040	5,000,000	5,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.24	02/01/2035	21,000,000	21,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue)	0.24	03/01/2037	16,515,000	16,515,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.24	10/01/2035	7,320,000	7,320,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.26	12/01/2022	4,000,000	4,000,000
San Bernardino County CA TRAN Series A (Tax Revenue)	2.00	06/30/2011	5,000,000	5,013,524
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.25	01/15/2033	3,500,000	3,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.27	01/15/2035	3,500,000	3,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.25	04/01/2030	1,940,000	1,940,000
San Francisco CA City & County Redevelopment Agency 3RD Mission C Remarketed (Tax Revenue, FNMA Insured)	0.27	06/15/2034	5,000,000	5,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	08/01/2032	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.27	09/15/2032	1,800,000	1,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.23	07/01/2023	8,000,000	8,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)	0.26%	07/01/2036	$15,000,000	$15,000,000
Tustin CA USD Special Adjusted Community Facilities (Tax Revenue)	0.24	09/01/2050	4,000,000	4,000,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.27	12/01/2038	5,000,000	5,000,000

				211,318,524

Colorado: 0.61%

Variable Rate Demand Notes §: 0.61%
Colorado HFA Class I Series B 1 (Housing Revenue)	0.27	10/01/2038	4,828,500	4,828,500
Colorado HFA Taxable Multiple Family Project B 2 (Housing Revenue, FNMA Insured)	0.21	05/01/2050	15,600,000	15,600,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.17	12/15/2037	7,000,000	7,000,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue) ††	0.27	06/27/2011	10,000,000	10,000,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue) ††	0.27	06/27/2011	8,000,000	8,000,000

				45,428,500

Connecticut: 0.07%

Variable Rate Demand Note §: 0.07%
City of New Britain CT Taxable Pension Series C (Tax Revenue, Bank of America NA LOC)	0.31	02/01/2026	5,000,000	5,000,000

Delaware: 0.13%

Variable Rate Demand Notes §: 0.13%
Delaware State Economic Development Agency Clean Power Project Series 1997-C (Energy Revenue)	0.25	08/01/2029	3,000,000	3,000,000
Delaware State Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.28	08/01/2029	4,000,000	4,000,000
Delaware State Economic Development Authority Series B (Resource Recovery Revenue)	0.28	08/01/2029	3,000,000	3,000,000

				10,000,000

District of Columbia: 0.20%

Variable Rate Demand Notes §: 0.20%
District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America LOC)	0.29	02/01/2036	1,950,000	1,950,000
District of Columbia The American University Series A (Education Revenue)	0.25	04/01/2038	9,000,000	9,000,000
Metropolitan Washington DC Airports Authority Subseries D-2 (Airport Revenue)	0.27	10/01/2039	4,000,000	4,000,000

				14,950,000

Florida: 0.14%

Variable Rate Demand Notes §: 0.14%
Florida Municipal Power Agency All Requirements Supply Series C (Energy Revenue)	0.27	10/01/2035	4,000,000	4,000,000
Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America NA LOC)	0.29	06/01/2032	6,115,000	6,115,000

				10,115,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia: 0.05%

Variable Rate Demand Note §: 0.05%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured) ††	0.41%	10/01/2039	$4,000,000	$4,000,000

Illinois: 0.27%

Other Municipal Debt: 0.14%
City of Chicago Municipal Interest Bearing Commercial Paper (Water & Sewer Revenue, BHAC-CR AMBAC Insured)	0.40	05/19/2011	10,000,000	10,000,000

Variable Rate Demand Notes §: 0.13%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.28	01/01/2025	1,000,000	1,000,000
Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)	0.29	01/01/2035	2,000,000	2,000,000
Cook County IL GO Series D-2 (GO - Local)	0.21	11/01/2030	1,000,000	1,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue)	0.27	05/15/2035	6,000,000	6,000,000

				10,000,000

Iowa: 0.09%

Variable Rate Demand Note §: 0.09%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)	0.28	06/01/2039	7,000,000	7,000,000

Kentucky: 0.07%

Variable Rate Demand Note §: 0.07%
Warren County Kentucky IDA (IDR, Bank of America NA LOC)	0.43	12/01/2018	5,200,000	5,200,000

Louisiana: 0.15%

Variable Rate Demand Notes §: 0.15%
Parish of St. James LA Series A-1 (Energy Revenue)	0.28	11/01/2040	7,000,000	7,000,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.28	11/01/2040	4,000,000	4,000,000

				11,000,000

Maryland: 0.13%

Variable Rate Demand Notes §: 0.13%
Howard County MD MFHR (Housing Revenue, FNMA Insured)	0.27	07/15/2033	3,000,000	3,000,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.27	09/01/2031	2,960,000	2,960,000
Maryland CDA Series 2006-G (Housing Revenue)	0.29	09/01/2040	4,000,000	4,000,000

				9,960,000

Massachusetts: 0.54%

Other Municipal Debt: 0.15%
Massachusetts Water Resources Authority (Water & Sewer Revenue)	0.30	05/02/2011	11,000,000	11,000,000

Variable Rate Demand Notes §: 0.39%
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)	0.21	01/01/2039	3,000,000	3,000,000
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO - State)	0.21	01/01/2039	4,000,000	4,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Massachusetts State Department of Transportation Series A6 (Transportation Revenue)	0.25%	01/01/2029	$2,000,000	$2,000,000
Massachusetts State Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC)	0.20	10/01/2031	2,385,000	2,385,000
Massachusetts State HEFA (Education Revenue)	0.27	10/01/2034	1,990,000	1,990,000
Massachusetts State HEFA Series N-1 (Education Revenue)	0.21	08/15/2040	4,400,000	4,400,000
Massachusetts State HEFA Series N-3 (Health Revenue)	0.24	10/01/2038	1,000,000	1,000,000
Massachusetts State HEFA Stonehill College Issue Series K (Education Revenue, Bank of America Corporation LOC)	0.23	07/01/2037	8,000,000	8,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)	0.25	08/01/2037	2,810,000	2,810,000

				29,585,000

Michigan: 0.16%

Variable Rate Demand Notes §: 0.16%
Michigan HEFAR Calvin College Project Series 2007A (Education Revenue, JPMorgan Chase Bank LOC)	0.26	09/01/2037	7,000,000	7,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.28	10/01/2037	2,980,000	2,980,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.37	05/01/2020	2,000,000	2,000,000

				11,980,000

Minnesota: 0.05%

Variable Rate Demand Note §: 0.05%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.32	10/01/2038	4,100,000	4,100,000

Mississippi: 0.43%

Variable Rate Demand Notes §: 0.43%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	4,000,000	4,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.20	12/01/2030	2,000,000	2,000,000
Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)	0.20	11/01/2028	26,385,000	26,383,937

				32,383,937

Missouri: 0.15%

Variable Rate Demand Notes §: 0.15%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.28	04/01/2027	3,000,000	3,000,000
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.26	12/01/2037	8,000,000	8,000,000

				11,000,000

Nebraska: 0.07%

Variable Rate Demand Note §: 0.07%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.26	08/01/2039	4,960,000	4,960,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada: 0.31%

Variable Rate Demand Notes §: 0.31%
Clark County NV Industrial Development (IDR, JPMorgan Chase Bank LOC)	0.32%	03/01/2038	$6,000,000	$6,000,000
Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America LOC)	0.23	10/01/2035	8,000,000	8,000,000
Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	05/01/2037	4,000,000	4,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.26	06/01/2042	5,000,000	5,000,000

				23,000,000

New Hampshire: 0.05%

Variable Rate Demand Note §: 0.05%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.25	06/01/2038	3,920,000	3,920,000

New Jersey: 0.94%

Variable Rate Demand Notes §: 0.94%
JPMorgan Chase PUTTER/DRIVER Trust Series 3871 (Utilities Revenue) ††	0.30	02/01/2015	2,000,000	2,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3889 (Utilities Revenue) ††	0.27	06/23/2011	8,000,000	8,000,000
New Jersey Economic Development Authority NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2026	5,000,000	5,000,000
New Jersey Economic Development Authority Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2032	6,000,000	6,000,000
New Jersey HFFA Princeton Healthcare System Issue Series 2010A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	1,000,000	1,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.22	05/01/2048	1,990,000	1,990,000
New Jersey State TRAN PUTTER (Miscellaneous Revenue) ††	0.27	06/23/2011	10,000,000	10,000,000
New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	06/15/2032	13,000,000	13,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.28	01/01/2018	10,000,000	10,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.26	04/15/2014	13,200,000	13,200,000

				70,190,000

New York: 2.03%

Other Municipal Debt: 0.51%
Long Island NY Power Authority (Utilities Revenue)	0.26	06/01/2011	16,000,000	16,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.26	06/02/2011	3,000,000	3,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	05/03/2011	16,000,000	16,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	1,000,000	1,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	06/01/2011	2,000,000	2,000,000

				38,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 1.52%
Abraham Joshua Hesehal School Series 2010 (Education Revenue, TD Bank NA LOC)	0.22%	01/01/2040	$5,000,000	$5,000,000
City of New York NY Subseries B (GO - Local, TD Bank NA LOC)	0.23	09/01/2027	2,000,000	2,000,000
City of New York NY Subseries H-1 (GO - Local)	0.35	01/01/2036	3,000,000	3,000,000
City of NewYork NY Series J4 (GO - Local)	0.23	08/01/2025	5,000,000	5,000,000
Merrill Lynch PFOTER (Miscellaneous Revenue) ††	0.41	07/26/2012	1,000,000	1,000,000
New York PFOTER (Miscellaneous Revenue) ††	0.41	06/15/2053	15,000,000	15,000,000
New York City NY Housing Development Corporation (Housing Revenue, JPMorgan Chase Bank LOC)	0.23	01/01/2016	1,600,000	1,600,000
New York City NY Housing Development Corporation Mulitfamily Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.24	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Series H-2-A (Housing Revenue)	0.55	05/01/2013	3,000,000	3,000,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue)	0.35	06/15/2032	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.23	06/15/2025	1,000,000	1,000,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)	0.35	06/15/2033	8,000,000	8,000,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.27	08/01/2020	12,000,000	12,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.27	07/15/2036	13,300,000	13,300,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,000,000	2,000,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) ††	0.41	11/15/2025	5,415,000	5,415,000
New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.23	11/01/2037	3,000,000	3,000,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.26	05/01/2029	2,000,000	2,000,000
New York State Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.34	11/01/2041	10,600,000	10,600,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	10,400,000	10,400,000

				114,315,000

Ohio: 0.63%

Variable Rate Demand Notes §: 0.63%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Hospital Revenue)	0.25	10/01/2031	5,000,000	5,000,000
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2037	21,255,000	21,255,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.26	08/15/2041	5,000,000	5,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.22	09/01/2039	7,239,000	7,239,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.24	01/15/2035	4,000,000	4,000,000
Parma OH Community General Hospital Association Series 2006A (Health Revenue, JPMorgan Chase Bank LOC)	0.25	11/01/2029	4,755,000	4,755,000

				47,249,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oregon: 0.04%

Variable Rate Demand Note §: 0.04%
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.27%	07/01/2038	$3,000,000	$3,000,000

Pennsylvania: 1.11%

Variable Rate Demand Notes §: 1.11%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	4,000,000	4,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2037	14,000,000	14,000,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.23	08/01/2022	2,000,000	2,000,000
JPMorgan Chase PUTTER/DRIVER Trust 3827 (Miscellaneous Revenue) ††	0.29	06/30/2011	13,000,000	13,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue) ††	0.28	06/30/2011	43,000,000	43,000,000
Philadelphia PA Authority For Industrial Development New Courtland Elder Services Project Series 2003 (IDR, PNC Bank NA LOC)	0.25	03/01/2027	4,000,000	4,000,000
Philadelphia PA Hospitals and HEFAR The Children’s Hospital of Philadelphia Project Series A (Hospital Revenue)	0.25	07/01/2041	2,000,000	2,000,000
Philadelphia PA Hospitals and HEFAR The Children’s Hospital of Philadelphia Project Series B (Hospital Revenue)	0.25	07/01/2041	1,000,000	1,000,000

				83,000,000

Rhode Island: 0.05%

Variable Rate Demand Note §: 0.05%
Rhode Island HEFA Brown University Issue Series A (Health Revenue)	0.21	05/01/2035	4,000,000	4,000,000

South Dakota: 0.03%

Variable Rate Demand Note §: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.25	05/01/2037	2,000,000	2,000,000

Tennessee: 0.38%

Other Municipal Debt: 0.08%
Montgomery County TN (GO - Local)	0.29	06/06/2011	6,000,000	6,000,000

Variable Rate Demand Notes §: 0.30%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.24	01/01/2034	1,000,000	1,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.29	12/01/2041	2,000,000	2,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	07/01/2034	7,000,000	7,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	02/01/2036	3,585,000	3,585,000
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.31	12/01/2016	9,065,000	9,065,000

				22,650,000

Texas: 2.10%

Other Municipal Debt: 0.04%
Texas Municipal Power Agency (Utilities Revenue)	0.30	08/09/2011	3,000,000	3,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 2.06%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.26%	11/15/2017	$3,000,000	$3,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.28	12/01/2032	10,050,000	10,050,000
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Exxon Mobil Project Series A (Miscellaneous Revenue)	0.17	06/01/2030	3,000,000	3,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2038	5,000,000	5,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.26	06/01/2029	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.26	06/01/2029	5,000,000	5,000,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Solid Waste Revenue)	0.23	03/01/2023	6,300,000	6,300,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.23	05/15/2034	6,000,000	6,000,000
JPMorgan Chase PUTTERs/DRIVERs Trust Series 3812 (Miscellaneous Revenue) ††	0.27	08/31/2011	47,000,000	47,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.21	08/01/2034	10,000,000	10,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.29	04/01/2022	2,000,000	2,000,000
North Texas Higher Education Authority (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.28	12/01/2035	6,000,000	6,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (IDR)	0.26	04/01/2040	5,000,000	5,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26	11/01/2040	4,000,000	4,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	4,000,000	4,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	12/01/2039	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.23	06/01/2045	4,480,000	4,480,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)	0.35	07/01/2020	3,500,000	3,500,000
University of Texas System Series A (Education Revenue)	0.18	07/01/2037	22,000,000	22,000,000

				154,330,000

Vermont: 0.19%

Variable Rate Demand Note §: 0.19%
Vermont State Student Assistance Corporation (Education Revenue, Lloyds Bank LOC)	0.27	12/15/2040	14,000,000	14,000,000

Virginia: 0.07%

Variable Rate Demand Notes §: 0.07%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.29	05/01/2026	1,000,000	1,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue)	0.26	08/01/2033	4,000,000	4,000,000

				5,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington: 0.10%

Variable Rate Demand Notes §: 0.10%
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)	0.22%	07/01/2035	$2,879,000	$2,879,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.29	05/15/2035	4,650,000	4,650,000

				7,529,000

Wisconsin: 0.02%

Variable Rate Demand Note §: 0.02%
Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)	0.28	09/01/2035	1,735,000	1,735,000

Wyoming: 0.15%

Variable Rate Demand Note §: 0.15%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.23	07/01/2015	11,000,000	11,000,000

Total Municipal Bonds and Notes (Cost $1,209,898,961)				1,209,898,961

Other Instruments: 1.64%
District of Columbia Variable Rate Demand Obligation Commercial Paper	0.28	05/06/2011	4,000,000	4,000,000
GBG LLC††§	0.30	09/01/2027	10,239,000	10,239,000
Illinois Educational Facilities Authority	0.30	06/13/2011	3,000,000	3,000,000
ING Bank NV††±	0.81	02/02/2012	20,000,000	20,000,000
ING Bank NV††±	0.82	02/10/2012	30,000,000	30,000,000
Port of Oakland CA Municipal Commercial Paper^	0.28	06/15/2011	5,970,000	5,967,884
Svenska Handlesbanken AB††±	0.50	07/01/2011	50,000,000	49,999,187

Total Other Instruments (Cost $123,206,071)				123,206,071

Other Notes: 8.40%

Corporate Bonds and Notes: 5.61%
ACTS Retirement Life Communities Incorporated§	0.18	11/15/2029	2,858,000	2,858,000
American Express Bank FSB±	1.21	12/09/2011	45,000,000	45,274,752
Bank of America Corporation±	1.00	12/02/2011	45,000,000	45,210,327
Bank of America Corporation±	1.13	12/02/2011	100,000,000	100,514,599
Baptist Hospital Incorporated§	0.29	02/01/2040	4,380,000	4,380,000
Bear Stearns & Companies Incorporated±	0.52	08/15/2011	7,000,000	7,003,048
Citigroup Funding Incorporated±	0.60	04/30/2012	17,000,000	17,066,188
Citigroup Funding Incorporated±	0.28	11/15/2011	1,000,000	999,651
General Electric Capital Corporation±	0.51	03/12/2012	18,000,000	18,038,268
General Electric Capital Corporation±	1.24	12/09/2011	35,000,000	35,210,152
Independence Place Fort Campbell Patriots LLC§	0.38	01/01/2040	2,355,000	2,355,000
JPMorgan Chase & Company±	0.42	05/16/2011	3,000,000	3,000,093
JPMorgan Chase & Company§±	0.54	06/15/2012	6,000,000	6,018,502
JPMorgan Chase & Company±	1.00	12/02/2011	50,000,000	50,233,485
LTF Real Estate LLC††§	0.30	06/01/2033	15,430,000	15,430,000
Morgan Stanley±	1.16	12/01/2011	2,000,000	2,010,618
PNC Funding Corporation±	0.59	06/22/2011	34,000,000	34,015,784
Seariver Maritime Incorporated(i)±	0.45	10/01/2011	1,900,000	1,900,000
State Street Bank & Trust Company±	0.51	09/15/2011	11,000,000	11,010,496
UBS AG±	1.41	02/23/2012	16,000,000	16,111,547
US Central Federal Credit Union±	0.27	10/19/2011	2,000,000	2,000,309

				420,640,819

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Secured Master Note Agreement: 2.72%
Bank of America Securities LLC§±	0.25%	09/09/2034	$137,500,000	$137,500,000
Lloyds Bank plc§±	0.40	11/01/2011	66,000,000	66,000,000

				203,500,000

Yankee Corporate Bonds and Notes: 0.07%
Eksportfinans ASA±	0.28	09/22/2011	5,000,000	5,000,000

				5,000,000

Total Other Notes (Cost $629,140,819)				629,140,819

Repurchase Agreements(z): 2.43%
Barclays Capital Incorporated, dated 04/29/2011, maturity value $37,886,284 (1)	0.05	05/02/2011	37,886,126	37,886,126
Citibank NA, dated 04/29/2011, maturity value $58,000,290 (2)	0.06	05/02/2011	58,000,000	58,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $38,000,158 (3)	0.05	05/02/2011	38,000,000	38,000,000
Societe Generale, dated 04/29/2011, maturity value $48,000,200 (4)	0.05	05/02/2011	48,000,000	48,000,000

Total Repurchase Agreements (Cost $181,886,126)				181,886,126

Treasury Debt: 3.09%
US Treasury Bill^	0.12	10/06/2011	91,000,000	90,952,377
US Treasury Bill^	0.15	08/25/2011	55,000,000	54,972,767
US Treasury Bill^	0.16	08/18/2011	56,000,000	55,972,280
US Treasury Bill^	0.18	08/11/2011	30,000,000	29,984,850

Total Treasury Debt (Cost $231,882,274)				231,882,274

Total Investments in Securities (Cost $7,536,176,044)*	100.57%			7,536,176,044

Other Assets and Liabilities, Net	(0.57)			(42,419,420)

Total Net Assets	100.00%			$7,493,756,624

±	Variable rate investments.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
^	Zero coupon security. Rate represents yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
(z)	Collateralized by:

(1) U.S. government securities, 0.00% to 5.50%, 5/5/2011 to 2/20/2041, market value including accrued interest is $38,802,725.

(2) U.S. government securities, 3.00% to 12.50%, 5/1/2011 to 11/1/2049, market value including accrued interest is $59,740,000.

(3) U.S. government securities, 4.00% to 7.00%, 7/1/2024 to 3/20/2041, market value including accrued interest is $39,140,000.

(4) U.S. government securities, 1.75% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $49,440,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 28.45%
Abbey National Treasury Services	0.12%	05/02/2011	$82,000,000	$82,000,000
Banco Bilbao Vizcaya Argentaria (London)	0.15	05/02/2011	72,000,000	72,000,000
Banco Del Estado De Chile plc	0.23	05/03/2011	10,000,000	10,000,000
Banco Santander (Madrid)	0.13	05/02/2011	52,000,000	52,000,000
Banco Santander (Madrid)	0.14	05/03/2011	30,000,000	30,000,000
Bank of Nova Scotia	0.28	05/31/2011	13,000,000	13,000,000
Barclays Bank plc±	0.78	08/12/2011	40,000,000	40,000,000
Barclays Bank plc (New York)±	0.62	04/16/2012	6,000,000	6,000,000
Barclays Bank plc (New York)±	0.68	01/17/2012	10,000,000	10,000,000
Barclays Bank plc (New York)±	0.71	10/24/2011	21,500,000	21,500,000
Bayer AG	0.14	05/03/2011	37,000,000	37,000,000
BNP Paribas	0.39	07/01/2011	13,000,000	13,000,000
Credit Agricole	0.11	05/02/2011	6,000,000	6,000,000
Credit Agricole	0.14	05/03/2011	7,000,000	7,000,000
Credit Agricole	0.14	05/03/2011	25,000,000	25,000,000
Credit Agricole	0.32	06/16/2011	12,000,000	12,000,000
Credit Agricole	0.37	07/11/2011	12,000,000	12,000,000
Credit Agricole	0.38	06/01/2011	10,000,000	10,000,000
Credit Agricole	0.51	06/06/2011	14,000,000	14,002,305
Credit Industriel et Commercial	0.41	05/16/2011	6,000,000	6,000,408
Danske Corporation	0.15	05/03/2011	27,000,000	27,000,000
DNB Nor Bank ASA	0.10	05/02/2011	85,000,000	85,000,000
Groupe BPCE	0.13	05/02/2011	57,000,000	57,000,000
HSBC Bank plc	0.11	05/02/2011	12,000,000	12,000,000
Intesa Sanpaolo SpA (London)	0.13	05/03/2011	11,000,000	11,000,000
KBC Bank NV Brussels	0.09	05/02/2011	90,000,000	90,000,000
Lloyds TSB Bank plc (London)	0.12	05/02/2011	3,000,000	3,000,000
National Bank of Canada±	0.41	10/07/2011	55,000,000	55,000,000
National Bank of Canada±	0.41	09/21/2011	10,000,000	10,000,000
Natixis Corporation	0.11	05/02/2011	16,000,000	16,000,000
Natixis Corporation	0.41	05/09/2011	8,000,000	8,000,015
Natixis Corporation±	0.54	07/07/2011	56,000,000	56,000,000
Norinchukin Bank	0.18	05/03/2011	4,000,000	4,000,000
Norinchukin Bank	0.18	05/06/2011	22,000,000	22,000,000
Rabobank Nederland NV	0.29	10/21/2011	28,000,000	28,000,000
Rabobank Nederland NV	0.31	04/24/2012	20,000,000	19,999,004
Rabobank Nederland NV±	0.32	12/06/2011	34,000,000	34,000,000
Royal Bank of Scotland plc±	0.44	10/31/2011	26,000,000	26,000,000
Royal Bank of Scotland plc±	0.53	09/13/2011	29,000,000	29,000,000
Skandinav Enskilda Banken	0.34	05/06/2011	5,000,000	5,000,000
Skandinav Enskilda Banken	0.35	05/23/2011	25,000,000	25,000,000
Societe Generale (New York)±	0.34	01/27/2012	9,000,000	9,000,000
Societe Generale (New York)	0.56	08/12/2011	50,000,000	50,000,000
Societe Generale (New York)±	1.71	05/05/2011	37,000,000	37,000,000
Sumitomo Mitsui Banking Corporation	0.16	05/06/2011	25,000,000	25,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	26,000,000	26,000,000
Sumitomo Mitsui Banking Corporation	0.17	05/05/2011	34,000,000	34,000,000
Sumitomo Mitsui Banking Corporation	0.18	05/03/2011	31,000,000	31,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	33,000,000	33,000,000
Sumitomo Mitsui Banking Corporation	0.19	05/02/2011	15,000,000	15,000,000
Svenska Handsbanken AB	0.10	05/02/2011	26,000,000	26,000,000
Svenska Handsbanken AB	0.28	06/15/2011	16,000,000	16,000,000
Svenska Handsbanken AB	0.28	06/06/2011	10,000,000	10,000,048

Total Certificates of Deposit (Cost $1,413,501,780)				1,413,501,780

Commercial Paper: 41.67%

Asset-Backed Commercial Paper: 21.95%
Amsterdam Funding Corporation††^	0.31	07/06/2011	14,000,000	13,991,911
Arabella Finance LLC††^	0.33	05/05/2011	7,000,000	6,999,679
Arabella Finance LLC††^	0.43	05/11/2011	3,000,000	2,999,610
Arabella Finance LLC††^	0.49	05/31/2011	2,000,000	1,999,162

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Arabella Finance LLC††^	0.49%	05/27/2011	$19,000,000	$18,993,008
Argento Funding Companies Limited††^	0.11	05/03/2011	18,000,000	17,999,835
Argento Funding Companies Limited††^	0.16	05/04/2011	7,000,000	6,999,876
Argento Funding Companies Limited††^	0.24	07/27/2011	10,000,000	9,994,028
Argento Funding Companies Limited††^	0.30	06/02/2011	4,000,000	3,998,898
Argento Funding Companies Limited††^	0.30	06/03/2011	10,000,000	9,997,156
Aspen Funding Corporation††^	0.29	06/16/2011	30,000,000	29,988,750
Atlantic Asset Securitization Corporation††^	0.14	05/04/2011	5,000,000	4,999,925
Atlantic Asset Securitization Corporation††^	0.26	05/23/2011	12,000,000	11,998,040
Atlantis One Funding Corporation††^	0.23	05/12/2011	21,000,000	20,998,367
Barton Capital Corporation††^	0.23	05/09/2011	3,000,000	2,999,831
Belmont Funding LLC††^	0.00	05/02/2011	3,000,000	3,000,000
CAFCO LLC††^	0.27	05/19/2011	16,000,000	15,997,733
CAFCO LLC††^	0.27	05/23/2011	5,000,000	4,999,125
Cancara Asset Securitisation LLC††^	0.19	05/05/2011	5,000,000	4,999,871
Cancara Asset Securitisation LLC††^	0.19	05/12/2011	10,000,000	9,999,361
Cancara Asset Securitisation LLC††^	0.24	05/09/2011	4,000,000	3,999,759
Cancara Asset Securitisation LLC††^	0.27	05/16/2011	5,000,000	4,999,397
Cancara Asset Securitisation LLC††^	0.27	05/17/2011	20,000,000	19,997,417
Cancara Asset Securitisation LLC††^	0.34	06/28/2011	5,000,000	4,997,229
Cancara Asset Securitisation LLC††^	0.34	06/29/2011	5,000,000	4,997,181
Charta LLC††^	0.27	05/19/2011	19,000,000	18,997,308
Ciesco LLC††^	0.27	05/19/2011	8,000,000	7,998,867
Concord Minutemen Capital Company††^	0.32	05/10/2011	10,000,000	9,999,111
Concord Minutemen Capital Company††^	0.33	05/11/2011	2,000,000	1,999,800
Concord Minutemen Capital Company††^	0.35	05/17/2011	4,000,000	3,999,333
Concord Minutemen Capital Company††^	0.36	05/19/2011	5,000,000	4,999,056
Concord Minutemen Capital Company††^	0.37	05/26/2011	7,000,000	6,998,133
CRC Funding LLC††^	0.27	06/13/2011	9,000,000	8,997,060
Crown Point Capital Company††^	0.00	05/02/2011	8,000,000	8,000,000
Crown Point Capital Company††^	0.33	05/11/2011	7,000,000	6,999,300
Crown Point Capital Company††^	0.34	05/13/2011	27,000,000	26,996,700
Crown Point Capital Company††^	0.35	05/16/2011	5,000,000	4,999,222
Crown Point Capital Company††^	0.36	05/18/2011	5,000,000	4,999,111
Crown Point Capital Company††^	0.37	05/23/2011	7,000,000	6,998,367
Crown Point Capital Company††^	0.38	06/03/2011	3,000,000	2,998,933
Ebbets Funding LLC††^	0.00	05/02/2011	12,000,000	12,000,000
Gemini Securitization Corporation LLC††^	0.10	05/03/2011	10,000,000	9,999,917
Gemini Securitization Corporation LLC††^	0.15	05/04/2011	7,000,000	6,999,883
Gemini Securitization Corporation LLC††^	0.28	06/02/2011	5,000,000	4,998,708
Govco LLC††^	0.23	07/22/2011	1,000,000	999,460
Govco LLC††^	0.23	07/25/2011	1,000,000	999,440
Govco LLC††^	0.28	06/13/2011	23,000,000	22,992,218
Govco LLC††^	0.28	06/15/2011	31,000,000	30,989,012
Grampian Funding LLC††^	0.16	05/04/2011	10,000,000	9,999,822
Grampian Funding LLC††^	0.19	05/05/2011	14,000,000	13,999,627
Grampian Funding LLC††^	0.29	06/08/2011	10,000,000	9,996,814
Grampian Funding LLC††^	0.30	06/14/2011	7,000,000	6,997,408
Kells Funding LLC††^	0.26	05/09/2011	10,000,000	9,999,358
Kells Funding LLC††±	0.35	11/29/2011	40,000,000	40,000,000
Legacy Capital Company††^	0.33	05/12/2011	7,000,000	6,999,222
Lexington Parker Capital††^	0.00	05/02/2011	10,000,000	10,000,000
Lexington Parker Capital††^	0.31	05/09/2011	4,000,000	3,999,689
Lexington Parker Capital††^	0.33	05/12/2011	5,000,000	4,999,444
Lexington Parker Capital††^	0.36	05/18/2011	7,000,000	6,998,756
Lexington Parker Capital††^	0.37	05/24/2011	6,000,000	5,998,533
Lexington Parker Capital††^	0.37	05/25/2011	13,000,000	12,996,678
LMA Americas LLC††^	0.20	05/20/2011	2,000,000	1,999,780
LMA Americas LLC††^	0.23	06/20/2011	5,000,000	4,998,367
LMA Americas LLC††^	0.24	07/20/2011	8,000,000	7,995,611
LMA Americas LLC††^	0.24	07/22/2011	5,000,000	4,997,188

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
LMA Americas LLC††^	0.24	07/27/2011	$3,000,000	$2,998,208
LMA Americas LLC††^	0.24%	07/28/2011	6,000,000	5,996,375
LMA Americas LLC††^	0.27	07/15/2011	32,000,000	31,981,582
LMA Americas LLC††^	0.29	05/27/2011	2,000,000	1,999,569
Matchpoint Master Trust††^	0.18	05/27/2011	40,000,000	39,994,723
Mont Blanc Capital Corporation††^	0.25	05/13/2011	8,000,000	7,999,267
Mont Blanc Capital Corporation††^	0.28	06/07/2011	12,000,000	11,996,400
Mont Blanc Capital Corporation††^	0.29	06/14/2011	2,000,000	1,999,283
Nieuw Amsterdam Receivables Corporation††^	0.10	05/03/2011	6,000,000	5,999,950
Nieuw Amsterdam Receivables Corporation††^	0.23	05/09/2011	14,000,000	13,999,183
Nieuw Amsterdam Receivables Corporation††^	0.25	08/01/2011	4,000,000	3,997,472
Nieuw Amsterdam Receivables Corporation††^	0.25	07/12/2011	15,000,000	14,992,456
Northern Pines Funding LLC††^	0.29	07/15/2011	42,000,000	41,974,100
Northern Pines Funding LLC††^	0.31	08/23/2011	8,000,000	7,992,216
Regency Markets #1 LLC††^	0.11	05/06/2011	6,000,000	5,999,893
Regency Markets #1 LLC††^	0.18	05/25/2011	12,000,000	11,998,467
Rhein-Main Security Limited††^	0.34	05/27/2011	5,000,000	4,998,715
Rheingold Securitization††^	0.46	05/16/2011	12,000,000	11,997,573
Rheingold Securitization††^	0.47	07/11/2011	5,000,000	4,995,333
Romulus Funding Corporation††^	0.30	05/25/2011	5,000,000	4,998,946
Romulus Funding Corporation††^	0.31	05/27/2011	5,000,000	4,998,854
Scaldis Capital LLC††^	0.13	05/04/2011	28,000,000	27,999,611
Scaldis Capital LLC††^	0.15	05/05/2011	17,000,000	16,999,646
Scaldis Capital LLC††^	0.19	05/24/2011	7,000,000	6,999,101
Solitaire Funding LLC††^	0.23	05/09/2011	31,000,000	30,998,192
Solitaire Funding LLC††^	0.24	07/27/2011	8,000,000	7,995,222
Solitaire Funding LLC††^	0.27	05/17/2011	8,000,000	7,998,967
Solitaire Funding LLC††^	0.29	06/10/2011	3,000,000	2,999,025
Solitaire Funding LLC††^	0.29	06/13/2011	20,000,000	19,993,000
Starbird Funding Corporation††^	0.28	06/13/2011	3,000,000	2,998,985
Sydney Capital Corporation††^	0.37	06/10/2011	4,000,000	3,998,310
Sydney Capital Corporation††^	0.38	06/14/2011	10,000,000	9,995,222
Tasman Funding Incorporated††^	0.17	05/04/2011	2,000,000	1,999,963
Tasman Funding Incorporated††^	0.27	06/23/2011	12,500,000	12,494,944
Tasman Funding Incorporated††^	0.29	05/17/2011	4,000,000	3,999,450
Tasman Funding Incorporated††^	0.29	05/18/2011	5,000,000	4,999,267
Tasman Funding Incorporated††^	0.31	05/24/2011	3,000,000	2,999,377
Tasman Funding Incorporated††^	0.33	06/14/2011	16,000,000	15,993,837
Thames Asset Global Securitization††^	0.28	06/20/2011	38,510,000	38,494,799
Thames Asset Global Securitization††^	0.47	06/07/2011	5,000,000	4,997,500

				1,090,743,368

Financial Company Commerical Paper: 17.00%
ABN AMRO Funding USA LLC††^	0.23	06/28/2011	10,000,000	9,996,200
Alaska Housing Finance Corporation^	0.28	05/17/2011	2,000,000	1,999,733
ANZ National Limited††±	0.40	09/13/2011	27,000,000	27,000,000
ASB Finance Limited††±	0.40	12/05/2011	18,000,000	18,000,000
ASB Finance Limited††±	0.40	12/02/2011	18,000,000	18,000,000
ASB Finance Limited††±	0.41	09/02/2011	20,000,000	20,000,000
Banco Bilbao Vizcaya Argentaria (London)††^	0.23	05/09/2011	9,000,000	8,999,475
BGL BNP Paribas SA^	0.34	06/16/2011	21,000,000	20,990,813
BNP Paribas Finance Incorporated^	0.33	06/03/2011	23,000,000	22,992,844
BNP Paribas Finance Incorporated^	0.33	06/09/2011	5,000,000	4,998,153
BNP Paribas Finance Incorporated^	0.38	07/08/2011	5,000,000	4,996,371
BNP Paribas Finance Incorporated^	0.38	07/18/2011	21,000,000	20,982,483
BNZ International Funding Limited††±	0.38	10/12/2011	11,000,000	11,000,247
BNZ International Funding Limited	0.39	10/07/2011	3,000,000	2,999,996
BNZ International Funding Limited††±	0.41	09/01/2011	21,000,000	21,000,289
BPCE SA††^	0.20	05/04/2011	7,000,000	6,999,844
BPCE SA††^	0.37	06/08/2011	10,000,000	9,995,992
BPCE SA††^	0.38	06/16/2011	6,000,000	5,997,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
Danske Corporation††^	0.31	06/08/2011	$2,000,000	$1,999,322
Danske Corporation††^	0.35	05/31/2011	12,000,000	11,996,423
Erste Finance LLC††^	0.09%	05/04/2011	48,000,000	47,999,547
Fortis Funding LLC††^	0.34	06/15/2011	21,000,000	20,991,017
ICICI Bank Limited^	0.64	09/16/2011	14,000,000	13,965,369
ING US Funding LLC^	0.31	06/29/2011	23,000,000	22,988,142
Macquarie Bank Limited††^	0.40	06/29/2011	5,000,000	4,996,697
Macquarie Bank Limited††^	0.40	07/05/2011	20,000,000	19,985,422
Macquarie Bank Limited††^	0.40	07/11/2011	16,000,000	15,987,244
Macquarie Bank Limited††^	0.40	07/12/2011	16,000,000	15,987,062
Mizuho Funding LLC††^	0.12	05/06/2011	10,000,000	9,999,800
Nationwide Building Society††^	0.28	05/11/2011	8,000,000	7,999,320
Nationwide Building Society††^	0.32	06/27/2011	45,000,000	44,976,900
PB Financing Incorporated††^	0.47	05/11/2011	3,000,000	2,999,573
PB Financing Incorporated††^	0.49	07/29/2011	7,000,000	6,991,444
PB Financing Incorporated††^	0.51	05/19/2011	8,000,000	7,997,847
PB Financing Incorporated††^	0.52	05/23/2011	5,000,000	4,998,338
PB Financing Incorporated††^	0.53	05/26/2011	5,000,000	4,998,100
PB Financing Incorporated††^	0.54	06/07/2011	12,000,000	11,993,160
PB Financing Incorporated††^	0.54	06/09/2011	5,000,000	4,996,992
PB Financing Incorporated††^	0.54	06/10/2011	12,000,000	11,992,590
PB Financing Incorporated††^	0.55	06/15/2011	1,000,000	999,303
Prudential plc††^	0.32	06/02/2011	6,000,000	5,998,243
Prudential plc††^	0.32	06/08/2011	3,000,000	2,998,952
Prudential plc††^	0.33	06/14/2011	9,000,000	8,996,345
Prudential plc††^	0.34	07/05/2011	19,000,000	18,988,177
Prudential plc††^	0.34	07/06/2011	16,000,000	15,989,889
RBS Holdings USA Incorporated††^	0.27	05/11/2011	12,000,000	11,999,010
RBS Holdings USA Incorporated††^	0.29	05/24/2011	26,000,000	25,994,916
Skandinaviska Enskilda Banken AB††^	0.29	05/13/2011	5,000,000	4,999,481
Suncorp-Metway Limited††^	0.30	05/05/2011	55,000,000	54,997,708
Suncorp-Metway Limited††^	0.45	05/17/2011	11,000,000	10,997,663
Suncorp-Metway Limited††^	0.49	06/09/2011	3,000,000	2,998,385
Swedbank AB^	0.26	07/28/2011	14,000,000	13,990,865
Swedbank AB^	0.26	07/29/2011	26,000,000	25,982,840
Swedbank AB^	0.26	08/03/2011	14,000,000	13,990,235
Swedbank AB^	0.26	08/04/2011	14,000,000	13,990,130
Swedbank AB^	0.36	05/27/2011	9,000,000	8,997,594
Swedbank AB^	0.36	05/31/2011	9,000,000	8,997,209
Westpac Securities NZ Limited††±	0.37	10/13/2011	28,000,000	28,000,000
Westpac Securities NZ Limited††±	0.38	08/19/2011	31,000,000	31,000,000

				844,696,694

Other Commercial Paper: 2.72%
ACTS Retirement Life Communities Incorporated^	0.29	06/16/2011	2,000,000	1,999,250
Caisse d’Amortissement de la Dette Sociale††^	0.22	05/10/2011	22,000,000	21,998,631
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/16/2011	10,000,000	9,998,911
Caisse d’Amortissement de la Dette Sociale††^	0.25	05/17/2011	20,000,000	19,997,667
Caisse d’Amortissement de la Dette Sociale††^	0.26	05/31/2011	20,000,000	19,995,489
Caisse d’Amortissement de la Dette Sociale††^	0.27	06/09/2011	5,000,000	4,998,522
EDF SA††^	0.00	05/02/2011	23,000,000	23,000,000
European Investment Bank^	0.24	06/24/2011	8,000,000	7,997,056
European Investment Bank^	0.25	06/29/2011	5,000,000	4,997,906
GDF Suez††^	0.28	06/09/2011	2,000,000	1,999,388
GDF Suez††^	0.28	06/20/2011	2,000,000	1,999,211
GDF Suez††^	0.29	06/13/2011	5,000,000	4,998,250
Statens Bostadsfin††^	0.17	05/03/2011	5,000,000	4,999,931

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (Continued)

Statens Bostadsfin††^	0.25	05/04/2011	$6,000,000	$5,999,833

				134,980,045

Total Commercial Paper (Cost $2,070,420,107)				2,070,420,107

Government Agency Debt: 0.60%
FHLMC±	0.16%	02/02/2012	30,000,000	29,981,740

Total Government Agency Debt (Cost $29,981,740)				29,981,740

Municipal Bonds and Notes: 14.59%

Alabama: 1.01%

Variable Rate Demand Notes§: 1.01%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.27	11/01/2027	5,000,000	5,000,000
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)	0.25	02/01/2040	10,000,000	10,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	35,000,000	35,000,000

				50,000,000

California: 2.40%

Other Municipal Debt: 0.56%
City of San Francisco CA (Miscellaneous Revenue)	0.30	06/08/2011	5,000,000	5,000,000
City of San Jose CA (Miscellaneous Revenue)	0.22	05/03/2011	6,000,000	6,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	05/13/2011	9,000,000	9,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	2,000,000	2,000,000
City of San Jose CA (Miscellaneous Revenue)	0.25	07/14/2011	3,000,000	3,000,000
Los Angeles CA Department of Airports (Airport Revenue) ^	0.00	05/02/2011	3,000,000	3,000,000

				28,000,000

Variable Rate Demand Notes§: 1.84%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.30	07/01/2037	1,000,000	1,000,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)	0.28	12/01/2028	2,000,000	2,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC)	0.24	08/01/2036	3,000,000	3,000,000
California HFFA Catholic Healthcare Series L (Health Revenue)	0.24	07/01/2033	3,000,000	3,000,000
California State Series A Subseries C-2 (GO - State)	0.24	05/01/2033	1,000,000	1,000,000
Loma Linda CA Loma Linda University Series B (Education Revenue)	0.26	12/01/2037	5,000,000	5,000,000
Los Angeles CA Wastewater Systems Sub-Series F-1 (Water & Sewer Revenue)	0.24	06/01/2028	7,000,000	7,000,000
Los Angeles CA Wastewater Systems Sub-Series F-2 (Water & Sewer Revenue)	0.24	06/01/2032	4,515,000	4,515,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue)	0.24	12/01/2040	11,000,000	11,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue)	0.24	03/01/2037	17,690,000	17,690,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.25	12/01/2030	21,140,000	21,140,000
San Francisco CA City & County Redevelopment Agency (Lease Revenue) ††	0.26	11/01/2041	1,000,000	1,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue)	0.20	06/01/2034	11,000,000	11,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Tustin CA USD Special Tax Community Facilities District # 07-1 (Tax Revenue)	0.24	09/01/2050	$3,000,000	$3,000,000

				91,345,000

Colorado: 0.59%

Variable Rate Demand Notes§: 0.59%
Colorado HFA Taxable Multiple Family Project B 2 (Housing Revenue, FNMA Insured)	0.21	05/01/2050	9,830,000	9,830,000
Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)	0.27	10/01/2038	14,485,000	14,485,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)	0.26	11/01/2038	1,000,000	1,000,000
Denver CO Public Schools Series A-4 (Education Revenue)	0.17%	12/15/2037	$4,000,000	4,000,000

				29,315,000

Delaware: 0.22%

Variable Rate Demand Notes§: 0.22%
Delaware State Economic Development Agency Clean Power Project Series 1997-C (Energy Revenue)	0.25	08/01/2029	2,000,000	2,000,000
Delaware State Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.28	08/01/2029	3,000,000	3,000,000
Delaware State Economic Development Authority Series B (Resource Recovery Revenue)	0.28	08/01/2029	6,000,000	6,000,000

				11,000,000

District of Columbia: 0.34%

Variable Rate Demand Notes§: 0.34%
District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America LOC)	0.29	02/01/2036	2,925,000	2,925,000
District of Columbia The American University Series A (Education Revenue)	0.25	04/01/2038	1,000,000	1,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue)	0.25	10/01/2039	12,785,000	12,785,000

				16,710,000

Florida: 0.10%

Other Municipal Debt: 0.10%
Hillsborough County FL (Miscellaneous Revenue)	0.30	05/13/2011	5,000,000	5,000,000

Illinois: 0.48%

Variable Rate Demand Notes§: 0.48%
Cook County IL GO Series D-2 (GO-Local)	0.21	11/01/2030	3,600,000	3,600,000
Cook County IL Series D-1 (GO-Local)	0.21	11/01/2030	6,400,000	6,400,000
Illinois Educational Facilities Authority (Education Revenue)	0.30	06/13/2011	2,000,000	2,000,000
Illinois Finance Authority (Education Revenue)	0.21	07/01/2038	11,748,000	11,748,000

				23,748,000

Indiana: 0.06%

Variable Rate Demand Note§: 0.06%
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue)	0.28	01/01/2040	2,935,000	2,935,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa: 0.30%

Variable Rate Demand Note§: 0.30%
Iowa Financial Authority SFMR Series C (GO - State)	0.17	01/01/2039	$15,000,000	$15,000,000

Louisiana: 0.26%

Variable Rate Demand Notes§: 0.26%
Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue) ††	0.41	07/01/2036	9,000,000	9,000,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.28	11/01/2040	2,000,000	2,000,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.28	11/01/2040	2,000,000	2,000,000

				13,000,000

Maryland: 0.50%

Other Municipal Debt: 0.32%
Montgomery County MD (Miscellaneous Revenue)	0.28%	06/06/2011	4,750,000	4,750,000
Montgomery County MD (Miscellaneous Revenue)	0.28	05/04/2011	6,500,000	6,500,000
Montgomery County MD (Miscellaneous Revenue)	0.28	06/06/2011	4,750,000	4,750,000

				16,000,000

Variable Rate Demand Notes§: 0.18%
Baltimore MD Package Systems Facilities (Transportation Revenue)	0.20	07/01/2032	4,840,000	4,840,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.27	09/01/2031	3,945,000	3,945,000

				8,785,000

Massachusetts: 0.83%

Variable Rate Demand Notes§: 0.83%
Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO - State)	0.21	01/01/2039	10,845,000	10,845,000
Massachusetts State Department of Transportation Series A6 (Transportation Revenue)	0.25	01/01/2029	10,000,000	10,000,000
Massachusetts State HEFA (Health Revenue, JPMorgan Chase Bank LOC)	0.23	10/01/2049	1,000,000	1,000,000
Massachusetts State HEFA (Education Revenue)	0.27	10/01/2034	10,930,000	10,930,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)	0.25	08/01/2037	8,435,000	8,435,000

				41,210,000

Michigan: 0.04%

Variable Rate Demand Note§: 0.04%
Wayne County Industrial Development Authority (IDR, Bank of America NA LOC)	0.37	05/01/2020	2,000,000	2,000,000

Minnesota: 0.37%

Variable Rate Demand Notes§: 0.37%
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.21	07/01/2038	8,380,000	8,380,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.21	07/01/2048	10,160,000	10,160,000

				18,540,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Mississippi: 0.37%

Variable Rate Demand Note§: 0.37%
Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)	0.20	11/01/2028	$18,295,000	$18,294,263

Missouri: 0.14%

Variable Rate Demand Note§: 0.14%
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.26	12/01/2037	7,000,000	7,000,000

Nevada: 0.20%

Variable Rate Demand Notes§: 0.20%
Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America LOC)	0.23	10/01/2035	8,000,000	8,000,000

Variable Rate Demand Notes (continued)
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.26%	06/01/2042	2,000,000	2,000,000

				10,000,000

New Jersey: 0.78%

Variable Rate Demand Notes§: 0.78%
JPMorgan Chase PUTTER/DRIVER Trust Series 3889 (Utilities Revenue) ††	0.27	06/23/2011	2,000,000	2,000,000
New Jersey Economic Development Authority NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2026	3,000,000	3,000,000
New Jersey Economic Development Authority Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2032	10,600,000	10,600,000
New Jersey HFFA Princeton Healthcare System Issue Series 2010A (Hospital Revenue, Bank of America NA LOC)	0.26	07/01/2041	17,000,000	17,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.28	01/01/2018	6,000,000	6,000,000

				38,600,000

New York: 1.04%

Other Municipal Debt: 0.16%
New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	05/03/2011	8,000,000	8,000,000

Variable Rate Demand Notes§: 0.88%
New York NY Subseries L5 (GO - Local)	0.50	04/01/2035	4,000,000	4,000,000
New York NY Subseries H-1 (GO - Local)	0.35	01/01/2036	2,000,000	2,000,000
New York City NY Housing Development Corporation Mortgage Thessalonica Courst A (Housing Revenue, Citibank NA LOC)	0.28	01/01/2036	3,940,000	3,940,000
New York City NY Housing Development Corporation Series H-2-A (Housing Revenue)	0.55	05/01/2013	5,000,000	5,000,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue)	0.35	06/15/2032	5,000,000	5,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.23	06/15/2025	5,000,000	5,000,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)	0.35	06/15/2033	6,000,000	6,000,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.23	09/01/2027	1,000,000	1,000,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue)	0.35	10/01/2037	3,000,000	3,000,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) ††	0.41	11/15/2025	4,515,000	4,515,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (Continued)
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	$2,000,000	$2,000,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)	0.55	04/01/2037	2,000,000	2,000,000

				43,455,000

Oregon: 0.22%

Variable Rate Demand Notes§: 0.22%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue) ††	0.41	07/26/2012	7,000,000	7,000,000
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.27	07/01/2038	4,000,000	4,000,000

				11,000,000

Pennsylvania: 1.38%

Variable Rate Demand Notes§: 1.38%
JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue) ††	0.29%	06/30/2011	$9,000,000	9,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue) ††	0.28	06/30/2011	43,300,000	43,300,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2041	9,400,000	9,400,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.25	10/01/2035	5,000,000	5,000,000
Philadelphia PA Authority For Industrial Development New Courtland Elder Services Project Series 2003 (IDR, PNC Bank NA LOC)	0.25	03/01/2027	2,000,000	2,000,000

				68,700,000

South Dakota: 0.28%

Variable Rate Demand Notes§: 0.28%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.25	05/01/2037	3,000,000	3,000,000
South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.26	07/01/2038	10,725,000	10,725,000

				13,725,000

Tennessee: 0.61%

Other Municipal Debt: 0.22%
Montgomery County TN (GO - Local)	0.29	06/06/2011	11,000,000	11,000,000

Variable Rate Demand Notes§: 0.39%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.25	07/01/2033	8,000,000	8,000,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.27	07/01/2033	4,000,000	4,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	07/01/2034	4,885,000	4,885,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.28	02/01/2036	2,690,000	2,690,000

				19,575,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas: 1.56%

Other Municipal Debt: 0.04%
Texas Municipal Power Agency (Utilities Revenue)	0.30	08/09/2011	$2,000,000	$2,000,000

Variable Rate Demand Notes§: 1.52%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.26	11/15/2017	1,000,000	1,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.27	06/01/2038	5,000,000	5,000,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Solid Waste Revenue)	0.23	03/01/2023	5,600,000	5,600,000
JPMorgan Chase PUTTERs/DRIVERs Trust Series 3812 (Miscellaneous Revenue) ††	0.27	08/31/2011	45,000,000	45,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.29	04/01/2022	3,000,000	3,000,000
North Texas Tollway Authority (Transportation Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2049	7,000,000	7,000,000
Pasadena TX Independent School District Series B (Education Revenue)	0.46	02/01/2035	1,000,000	1,000,000

Variable Rate Demand Notes (continued)
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.26%	11/01/2040	3,000,000	3,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.25	12/01/2039	2,000,000	2,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.23	06/01/2045	3,000,000	3,000,000

				75,600,000

Washington: 0.12%

Other Municipal Debt: 0.08%
Providence WA Health and Services (Health Revenue)	0.37	05/18/2011	4,000,000	4,000,000

Variable Rate Demand Note§: 0.04%
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)	0.22	07/01/2035	1,924,000	1,924,000

Wisconsin: 0.37%

Variable Rate Demand Notes§: 0.37%
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)	0.23	05/01/2030	6,940,000	6,940,000
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)	0.23	11/01/2030	8,865,000	8,865,000
Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)	0.28	09/01/2035	2,600,000	2,600,000

				18,405,000

Wyoming: 0.02%

Variable Rate Demand Note§: 0.02%
Wyoming Student Loan Corporation Series A-1 (Education Revenue)	0.26	06/01/2035	960,000	960,000

Total Municipal Bonds and Notes (Cost $724,826,263)				724,826,263

Other Instruments: 0.28%
ING Bank NV ††±	0.81	02/02/2012	5,000,000	5,000,000
ING Bank NV ††±	0.82	02/10/2012	5,000,000	5,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Other Instruments (Continued)
Merrill Lynch Series TNP-003††±		0.46	04/01/2026	$3,710,000	$3,710,000

Total Other Instruments (Cost $13,710,000)					13,710,000

Other Notes: 3.46%

Corporate Bonds and Notes: 0.20%
Bear Stearns & Companies Incorporated±		0.52	08/15/2011	6,000,000	6,003,042
JPMorgan Chase & Company±		0.42	05/16/2011	2,000,000	2,000,062
Seariver Maritime Incorporated(i)		0.45	10/01/2011	2,000,000	2,000,000

					10,003,104

Secured Master Note Agreement: 3.16%
Bank of America Securities LLC±		0.25	09/09/2034	98,700,000	98,700,000
Lloyds TSB Bank plc		0.40	11/01/2011	58,000,000	58,000,000

					156,700,000

Yankee Corporate Bonds and Notes: 0.10%
Eksportfinans ASA±		0.28	09/22/2011	5,000,000	5,000,000

Total Other Notes (Cost $171,703,104)					171,703,104

Repurchase Agreements(z): 7.38%
Barclays Capital Incorporated, dated 04/29/2011, maturity value $95,000,234 (1)(z)		0.05%	05/02/2011	$95,000,000	95,000,000
Citibank NA, dated 04/29/2011, maturity value $73,000,243 (2)(z)		0.06	05/02/2011	73,000,000	73,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $138,600,385 (3)(z)		0.05	05/02/2011	138,600,000	138,600,000
Societe Generale, dated 04/29/2011, maturity value $60,000,167 (7)(z)		0.05	05/02/2011	60,000,000	60,000,000

Total Repurchase Agreements (Cost $366,600,000)					366,600,000

Treasury Debt: 3.57%
US Treasury Bill^		0.12	10/06/2011	57,000,000	56,970,170
US Treasury Bill^		0.15	08/25/2011	40,000,000	39,980,194
US Treasury Bill^		0.16	08/18/2011	59,500,000	59,470,548
US Treasury Bill^		0.18	08/11/2011	21,000,000	20,989,395

Total Treasury Debt (Cost $177,410,307)					177,410,307

Total Investments in Securities (Cost $4,968,153,301)*	100.45%				4,968,153,301
Other Assets and Liabilities, Net	(0.45)				(22,122,799)

Total Net Assets	100.00%				$4,946,030,502

(z)	Collateralized by:

(1) U.S. government securities, 0.00% to 5.50%, 5/5/2011 to 2/20/2041, market value including accrued interest is $97,298,385.

(2) U.S. government securities, 3.00% to 12.50%, 5/1/2011 to 11/1/2049, market value including accrued interest is $75,190,000.

(3) U.S. government securities, 4.00% to 7.00%, 7/1/2024 to 3/20/2041, market value including accrued interest is $142,758,000.

(4) U.S. government securities, 1.75% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $61,800,000.

(z)	Collateralized by:
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

^	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Treasury Debt: 32.74%
US Treasury Bill^	0.08%	06/16/2011	$150,000,000	$149,984,063
US Treasury Bill^	0.09%	06/23/2011	150,000,000	149,979,417
US Treasury Bill^	0.10%	05/26/2011	500,000,000	499,952,833
US Treasury Bill^	0.10%	06/30/2011	300,000,000	299,948,375
US Treasury Bill^	0.11%	06/09/2011	300,000,000	299,963,583
US Treasury Bill^	0.11%	10/13/2011	200,000,000	199,895,222
US Treasury Bill^	0.11%	10/20/2011	100,000,000	99,945,375
US Treasury Bill^	0.12%	05/19/2011	500,000,000	499,964,583
US Treasury Bill^	0.12%	10/27/2011	100,000,000	99,940,667
US Treasury Bill^	0.13%	10/06/2011	100,000,000	99,943,306
US Treasury Bill^	0.13%	09/15/2011	50,000,000	49,974,500
US Treasury Bill^	0.13%	06/02/2011	400,000,000	399,944,674
US Treasury Bill^	0.14%	09/22/2011	50,000,000	49,971,201
US Treasury Bill^	0.15%	08/25/2011	100,000,000	99,950,486
US Treasury Bill^	0.15%	09/08/2011	100,000,000	99,944,458
US Treasury Bill^	0.16%	08/18/2011	100,000,000	99,950,500
US Treasury Bill^	0.17%	09/29/2011	100,000,000	99,929,167
US Treasury Bill^	0.17%	09/01/2011	100,000,000	99,941,542
US Treasury Note	1.13%	06/30/2011	245,000,000	245,372,391

Total Treasury Debt (Cost $3,644,496,343)				3,644,496,343

Repurchase Agreements (z): 67.26%
Barclays Capital Incorporated, dated 04/26/2011, maturity value $250,003,403 (1)	0.07%	05/03/2011	250,000,000	250,000,000
Barclays Capital Incorporated, dated 04/27/2011, maturity value $500,004,861 (2)	0.05%	05/04/2011	500,000,000	500,000,000
Barclays Capital Incorporated, dated 04/29/2011, maturity value $462,226,156 (3)	0.03%	05/02/2011	462,225,000	462,225,000
BNP Paribas Securities, dated 04/29/2011, maturity value $1,000,002,500 (4)	0.03%	05/02/2011	1,000,000,000	1,000,000,000
Credit Suisse First Boston Corporation, dated 04/29/2011, maturity value $500,001,250 (5)	0.03%	05/02/2011	500,000,000	500,000,000
Deutsche Bank Securities, dated 04/28/2011, maturity value $250,001,944 (6)	0.04%	05/05/2011	250,000,000	250,000,000
Deutsche Bank Securities, dated 04/29/2011, maturity value $150,000,250 (7)	0.02%	05/02/2011	150,000,000	150,000,000
Goldman Sachs & Company, dated 04/29/2011, maturity value $100,000,083 (8)	0.01%	05/02/2011	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 04/29/2011, maturity value $125,000,208 (9)	0.02%	05/02/2011	125,000,000	125,000,000
Morgan Stanley and Company, dated 04/25/2011, maturity value $250,004,375 (10)	0.09%	05/02/2011	250,000,000	250,000,000
Morgan Stanley and Company, dated 04/26/2011, maturity value $250,002,917 (11)	0.06%	05/03/2011	250,000,000	250,000,000
Morgan Stanley and Company, dated 04/29/2011, maturity value $150,000,250 (12)	0.02%	05/02/2011	150,000,000	150,000,000
RBS Securities Incorporated, dated 04/28/2011, maturity value $250,001,944 (13)	0.04%	05/05/2011	250,000,000	250,000,000
RBS Securities Incorporated, dated 04/29/2011, maturity value $1,000,002,500 (14)	0.03%	05/02/2011	1,000,000,000	1,000,000,000
RBS Securities Incorporated, dated 04/29/2011, maturity value $500,004,861 (15)	0.05%	05/06/2011	500,000,000	500,000,000
Societe Generale, dated 04/29/2011, maturity value $750,001,875 (16)	0.03%	05/02/2011	750,000,000	750,000,000
UBS Securities LLC, dated 04/25/2011, maturity value $250,003,889 (17)	0.08%	05/02/2011	250,000,000	250,000,000
UBS Securities LLC, dated 04/29/2011, maturity value $750,001,875 (18)	0.03%	05/02/2011	750,000,000	750,000,000

Total Repurchase Agreements (Cost $7,487,225,000)				7,487,225,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Total Investments in Securities (Cost $11,131,721,343)*	100.00%	11,131,721,343

Other Assets and Liabilities, Net	0.00	(181,409)

Total Net Assets	100.00%	$11,131,539,934

^	Zero coupon security. Rate represents yield to maturity.
(z)	Collateralized by:

(1) U.S. government securities, 2.00%, 1/15/2014 to 1/15/2016, market value including accrued interest is $255,000,078.

(2) U.S. government security, 2.125%, 1/15/2019, market value including accrued interest is $510,000,114.

(3) U.S. government securities, 0.50% to 3.625%, 4/15/2015 to 4/15/2028, market value including accrued interest is $471,469,520.

(4) U.S. government securities, 0.75% to 2.75%, 11/30/2011 to 2/28/2018, market value including accrued interest is $1,020,000,077.

(5) U.S. government securities, 3.125% to 3.50%, 5/15/2019 to 2/15/2039, market value including accrued interest is $510,005,033.

(6) U.S. government securities, 0.00%, 8/15/2016 to 2/15/2017, market value is $255,000,000.

(7) U.S. government securities, 0.75% to 7.875%, 8/15/2013 to 2/15/2021, market value including accrued interest is $153,000,017.

(8) U.S. government security, 0.125%, 4/15/2016, market value including accrued interest is $102,000,037.

(9) U.S. government security, 3.125%, 9/30/2013, market value including accrued interest is $127,500,099.

(10) U.S. government securities, 0.00% to 3.375%, 1/15/2012 to 2/15/2041, market value including accrued interest is $255,000,061.

(11) U.S. government securities, 0.00%, 8/15/2016 to 5/15/2018, market value is $255,000,001.

(12) U.S. government securities, 0.00% to 6.00%, 7/7/2011 to 2/15/2026, market value including accrued interest is $153,000,110.

(13) U.S. government securities, 1.25% to 2.50%, 7/15/2016 to 7/15/2020, market value including accrued interest is $255,003,793.

(14) U.S. government securities, 0.00% to 11.25%, 5/15/2011 to 2/15/2041, market value including accrued interest is $1,020,006,639.

(15) U.S. government securities, 0.125% to 3.625%, 1/15/2012 to 4/15/2028, market value including accrued interest is $510,001,347.

(16) U.S. government securities, 0.00% to 8.875%, 10/31/2011 to 2/15/2041, market value including accrued interest is $765,000,106.

(17) U.S. government security, 1.375%, 2/15/2013, market value including accrued interest is $255,000,021.

(18) U.S. government securities, 0.00% to 4.00%, 7/28/2011 to 11/15/2020, market value including accrued interest is $765,000,071.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – APRIL 30, 2011 (UNAUDITED)

The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.

Security valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, all of the Funds’ investments in securities carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CLASSIC VALUE FUND

Security Name	Shares	Value
Common Stocks: 97.07%
Consumer Discretionary: 11.97%
Hotels, Restaurants & Leisure: 2.16%
Carnival Corporation	452,883	$17,241,256

Media: 2.62%
Comcast Corporation Class A	471,204	12,364,393
Omnicom Group Incorporated«	174,045	8,561,274
		20,925,667

Multiline Retail: 0.81%
Target Corporation	131,399	6,451,691

Specialty Retail: 6.38%
Home Depot Incorporated	809,235	30,054,988
Lowe’s Companies Incorporated	519,164	13,628,055
Staples Incorporated«	347,823	7,352,978
		51,036,021

Consumer Staples: 11.11%
Beverages: 4.67%
Diageo plc	1,465,403	29,813,419
PepsiCo Incorporated	108,779	7,493,785
		37,307,204

Food & Staples Retailing: 3.33%
Safeway Incorporated«	424,030	10,308,169
Sysco Corporation«	207,000	5,984,370
Walgreen Company«	241,669	10,324,100
		26,616,639

Household Products: 1.70%
Clorox Company	70,243	4,893,127
Procter & Gamble Company	134,017	8,697,703
		13,590,830

Tobacco: 1.41%
Philip Morris International	162,702	11,298,027

Energy: 14.16%
Oil, Gas & Consumable Fuels: 14.16%
Chevron Corporation	202,500	22,161,600
ConocoPhillips	330,289	26,069,711
Exxon Mobil Corporation	399,709	35,174,392
Occidental Petroleum Corporation	203,945	23,308,874
Southwestern Energy Company†	147,219	6,457,025
		113,171,602

Financials: 23.60%
Capital Markets: 4.20%
Northern Trust Corporation«	320,150	16,004,299

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CLASSIC VALUE FUND

Security Name	Shares	Value
Capital Markets (continued)
State Street Corporation	377,790	$17,586,125
		33,590,424

Commercial Banks: 2.09%
US Bancorp	647,290	16,713,028

Consumer Finance: 0.99%
American Express Company	160,345	7,869,733

Diversified Financial Services: 12.26%
Apollo Global Management LLC Class A†(a)††	605,421	10,946,012
Bank of America Corporation	2,205,462	27,083,073
JPMorgan Chase & Company	681,497	31,096,708
Moody’s Corporation«	737,102	28,850,172
		97,975,965

Insurance: 4.06%
Prudential Financial Incorporated	329,812	20,916,677
Stewart Information Services Corporation«	1,132,220	11,480,711
		32,397,388

Health Care: 15.04%
Biotechnology: 2.21%
Amgen Incorporated†	311,243	17,694,165

Health Care Equipment & Supplies: 2.45%
Medtronic Incorporated	468,699	19,568,183

Health Care Providers & Services: 3.12%
WellPoint Incorporated	324,899	24,948,994

Pharmaceuticals: 7.26%
Merck & Company Incorporated	420,819	15,128,443
Novartis AG ADR«	339,908	20,112,356
Pfizer Incorporated	1,084,757	22,736,507
		57,977,306

Industrials: 9.50%
Aerospace & Defense: 2.05%
Boeing Company	105,930	8,451,095
ITT Corporation	137,000	7,917,230
		16,368,325

Air Freight & Logistics: 2.00%
FedEx Corporation	166,855	15,963,018

Commercial Services & Supplies: 3.16%
Avery Dennison Corporation	350,826	14,643,477
Cintas Corporation	340,803	10,581,933
		25,225,410

Industrial Conglomerates: 2.29%
General Electric Company	897,264	18,349,049

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CLASSIC VALUE FUND

Security Name				Shares	Value
Information Technology: 9.76%
Communications Equipment: 4.46%
Cisco Systems Incorporated				447,900	$7,865,124
QUALCOMM Incorporated				487,973	27,736,385
					35,601,509

Computers & Peripherals: 1.94%
Dell Incorporated†				999,233	15,498,104

IT Services: 1.13%
Automatic Data Processing Incorporated«				166,173	9,031,503

Software: 2.23%
CA Incorporated				163,300	4,015,547
Oracle Corporation				383,036	13,808,448
					17,823,995

Materials: 0.87%
Metals & Mining: 0.87%
Newmont Mining Corporation				118,000	6,915,980

Utilities: 1.06%
Electric Utilities: 1.06%
Entergy Corporation				121,160	8,447,275

Total Common Stocks (Cost $647,774,435)					775,598,291

Short-Term Investments: 12.51%

		Interest Rate	Maturity Date	Principal
Corporate Bonds & Notes: 0.03%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$215,676	92,870
VFNC Corporation(a)††(i)(v)±		0.25%	09/29/2011	260,103	153,461
					246,331

		Yield		Shares
Investment Companies: 12.48%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09%		21,412,027	21,412,027
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20%		78,278,033	78,278,033
					99,690,060

Total Short-Term Investments (Cost $99,812,446)					99,936,391

Total Investments in Securities (Cost $747,586,881)*	109.58%				875,534,682
Other Assets and Liabilities, Net	(9.58)				(76,538,507)

Total Net Assets	100.00%				$798,996,175

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CLASSIC VALUE FUND

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $751,227,561 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$168,300,455
Gross unrealized depreciation	(43,993,334)

Net unrealized appreciation	$124,307,121

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CORE EQUITY FUND

Security Name	Shares	Value
Common Stocks: 95.24%
Consumer Discretionary: 15.15%
Diversified Consumer Services: 0.00%
Apollo Group Incorporated Class A†	1,034	$41,391

Hotels, Restaurants & Leisure: 0.95%
Darden Restaurants Incorporated	172,692	8,111,343

Household Durables: 1.44%
Nintendo Company Limited	51,900	12,265,586

Internet & Catalog Retail: 1.37%
Amazon.com Incorporated†	59,456	11,683,104

Media: 5.71%
CBS Corporation Class B	589,446	14,865,827
Comcast Corporation Class A	607,096	14,904,207
Discovery Communications Incorporated Class A†	161,288	6,364,424
Omnicom Group Incorporated	256,294	12,607,102
		48,741,560

Multiline Retail: 2.53%
Kohl’s Corporation	216,933	11,434,538
Target Corporation	205,798	10,104,682
		21,539,220

Specialty Retail: 3.15%
Best Buy Company Incorporated	272,766	8,515,755
Home Depot Incorporated	229,766	8,533,509
Staples Incorporated«	464,233	9,813,886
		26,863,150

Consumer Staples: 5.61%
Beverages: 2.31%
Diageo plc	595,373	12,112,781
PepsiCo Incorporated	110,884	7,638,799
		19,751,580

Food Products: 1.10%
General Mills Incorporated	243,425	9,391,337

Household Products: 2.20%
Clorox Company«	165,710	11,543,359
Procter & Gamble Company	111,295	7,223,046
		18,766,405

Energy: 12.57%
Energy Equipment & Services: 3.75%
Schlumberger Limited	215,114	19,306,482
Weatherford International Limited†	587,904	12,686,968
		31,993,450

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CORE EQUITY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 8.82%
Apache Corporation	78,907	$10,523,827
Chevron Corporation	155,575	17,026,128
Exxon Mobil Corporation	218,259	19,206,792
Occidental Petroleum Corporation	102,267	11,688,095
Peabody Energy Corporation	87,631	5,855,503
Southwestern Energy Company†	248,904	10,916,929
		75,217,274

Financials: 19.04%
Capital Markets: 4.37%
Goldman Sachs Group Incorporated	102,297	15,447,870
INVESCO Limited	412,258	10,252,856
TD Ameritrade Holding Corporation	537,050	11,568,057
		37,268,783

Commercial Banks: 2.57%
Branch Banking & Trust Corporation	403,686	10,867,227
Fifth Third Bancorp	831,986	11,040,454
		21,907,681

Consumer Finance: 3.37%
American Express Company	253,967	12,464,700
MasterCard Incorporated	35,642	9,833,271
Visa Incorporated Class A	82,448	6,440,838
		28,738,809

Diversified Financial Services: 5.31%
Apollo Global Management LLC Class A†(a)††(i)	612,041	11,065,701
JPMorgan Chase & Company	289,775	13,222,433
Moody’s Corporation«	537,719	21,046,322
		45,334,456

Insurance: 2.13%
Prudential Financial Incorporated	208,953	13,251,799
RenaissanceRe Holdings Limited	69,751	4,902,100
		18,153,899

Real Estate Investment Trusts (REITs): 1.29%
BioMed Realty Trust Incorporated«	554,433	10,999,951

Health Care: 9.89%
Biotechnology: 1.31%
Amgen Incorporated†	195,831	11,132,992

Health Care Equipment & Supplies: 3.12%
Covidien plc	283,619	15,794,742
Medtronic Incorporated	259,020	10,814,085
		26,608,827

Life Sciences Tools & Services: 1.52%
Thermo Fisher Scientific Incorporated†	216,808	13,006,312

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CORE EQUITY FUND

Security Name	Shares	Value
Pharmaceuticals: 3.94%
Johnson & Johnson	120,161	$7,896,981
Merck & Company Incorporated	359,780	12,934,091
Novartis AG ADR«	215,758	12,766,401
		33,597,473

Industrials: 17.13%
Aerospace & Defense: 1.06%
Boeing Company	113,392	9,046,414

Air Freight & Logistics: 1.28%
United Parcel Service Incorporated Class B	146,310	10,968,861

Airlines: 1.79%
Delta Air Lines Incorporated†	1,059,636	10,999,022
United Continental Holdings Incorporated†	185,746	4,238,724
		15,237,746

Building Products: 1.29%
Masco Corporation	819,255	10,994,402

Commercial Services & Supplies: 3.27%
Avery Dennison Corporation«	408,180	17,037,433
Republic Services Incorporated	342,970	10,844,711
		27,882,144

Construction & Engineering: 1.14%
Jacobs Engineering Group Incorporated†	197,012	9,773,765

Industrial Conglomerates: 1.95%
General Electric Company	811,993	16,605,257

Machinery: 2.54%
Illinois Tool Works Incorporated	207,378	12,112,949
Oshkosh Corporation†	302,164	9,566,512
		21,679,461

Professional Services: 1.40%
Manpower Incorporated	179,793	11,911,286

Road & Rail: 1.41%
Hertz Global Holdings Incorporated†«	700,933	12,063,057

Information Technology: 11.63%
Communications Equipment: 2.93%
Cisco Systems Incorporated	506,001	8,885,378
QUALCOMM Incorporated	283,908	16,137,331
		25,022,709

Computers & Peripherals: 0.98%
NetApp Incorporated†«	160,049	8,319,347

Internet Software & Services: 3.74%
Akamai Technologies Incorporated†«	260,266	8,963,561
Equinix Incorporated†«	101,909	10,258,160

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CORE EQUITY FUND

Security Name				Shares	Value
Internet Software & Services (continued)
Google Incorporated Class A†				23,264	$12,657,942
					31,879,663

Semiconductors & Semiconductor Equipment: 2.63%
Altera Corporation«				221,369	10,780,670
ON Semiconductor Corporation†«				1,110,397	11,670,272
					22,450,942

Software: 1.35%
Oracle Corporation				319,611	11,521,977

Materials: 3.36%
Chemicals: 1.66%
Praxair Incorporated				133,286	14,184,296

Containers & Packaging: 1.16%
Bemis Company Incorporated«				315,011	9,872,445

Metals & Mining: 0.54%
United States Steel Corporation				96,681	4,612,651

Telecommunication Services: 0.86%
Wireless Telecommunication Services: 0.86%
American Tower Corporation Class A†				139,857	7,315,920

Total Common Stocks (Cost $674,490,617)					812,456,926

Short-Term Investments: 15.45%

		Interest Rate	Maturity Date	Principal
Corporate Bonds & Notes: 0.32%
Gryphon Funding Limited(a)(i)		0.00%	08/05/2011	$6,356,646	2,737,172

		Yield		Shares
Investment Companies: 15.13%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09		21,084,164	21,084,164
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.20		108,039,507	108,039,507
					129,123,671

Total Short-Term Investments (Cost $134,696,878)					131,860,843

Total Investments in Securities (Cost $809,187,495)*	110.69%				944,317,769
Other Assets and Liabilities, Net	(10.69)				(91,236,517)

Total Net Assets	100.00%				$853,081,252

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CORE EQUITY FUND

(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $810,611,592 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$153,334,419
Gross unrealized depreciation	(19,628,242)

Net unrealized appreciation	$133,706,177

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Common Stocks: 98.16%
Consumer Discretionary: 9.75%
Auto Components: 0.30%
Autoliv Incorporated«	1,183	$94,794
TRW Automotive Holdings Corporation†	30,101	1,717,563
		1,812,357

Automobiles: 0.87%
Ford Motor Company†	333,956	5,166,299

Hotels, Restaurants & Leisure: 0.81%
McDonald’s Corporation	61,678	4,830,004

Household Durables: 0.65%
Whirlpool Corporation	44,749	3,856,469

Media: 3.05%
Comcast Corporation Class A	315,088	8,267,909
DIRECTV Group Incorporated†	28,829	1,400,801
DISH Network Corporation†	73,683	1,845,022
Time Warner Cable Incorporated	39,042	3,050,351
Time Warner Incorporated	6,514	246,620
Viacom Incorporated Class B	64,785	3,314,401
		18,125,104

Multiline Retail: 1.15%
Dollar General Corporation†	47,204	1,548,036
Kohl’s Corporation	33,659	1,782,624
Macy’s Incorporated	145,645	3,482,372
		6,813,032

Specialty Retail: 2.39%
AutoZone Incorporated†«	14,678	4,144,774
Best Buy Company Incorporated	73,418	2,292,110
GameStop Corporation Class A†«	54,434	1,397,865
Home Depot Incorporated	2,624	97,455
Ross Stores Incorporated	51,628	3,804,467
TJX Companies Incorporated«	46,451	2,490,703
		14,227,374

Textiles, Apparel & Luxury Goods: 0.53%
VF Corporation«	31,056	3,122,991

Consumer Staples: 10.91%
Beverages: 1.32%
Coca-Cola Enterprises Incorporated	109,168	3,101,463
PepsiCo Incorporated	20,235	1,393,989
The Coca-Cola Company	49,700	3,352,762
		7,848,214

Food & Staples Retailing: 3.18%
CVS Caremark Corporation	99,799	3,616,716
Kroger Company	156,975	3,816,062
Safeway Incorporated	84,937	2,064,818

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	170,865	$9,394,158
		18,891,754

Food Products: 1.85%
Archer Daniels Midland Company	95,419	3,532,411
Bunge Limited«	24,746	1,866,838
Corn Products International Incorporated	1,237	68,159
Hormel Foods Corporation	67,166	1,975,352
Tyson Foods Incorporated Class A	180,406	3,590,079
		11,032,839

Household Products: 1.09%
Energizer Holdings Incorporated†	21,042	1,589,302
Procter & Gamble Company	75,343	4,889,761
		6,479,063

Personal Products: 0.48%
Herbalife Limited	31,587	2,835,881

Tobacco: 2.99%
Altria Group Incorporated	161,639	4,338,391
Lorillard Incorporated	35,246	3,753,699
Philip Morris International	139,422	9,681,464
		17,773,554

Energy: 12.60%
Energy Equipment & Services: 1.06%
Diamond Offshore Drilling Incorporated	23,544	1,781,261
National Oilwell Varco Incorporated	40,714	3,122,357
Schlumberger Limited	15,948	1,431,333
		6,334,951

Oil, Gas & Consumable Fuels: 11.54%
Apache Corporation	36,275	4,837,997
ChevronTexaco Corporation	137,025	14,996,016
ConocoPhillips	69,538	5,488,634
Devon Energy Corporation	56,377	5,130,307
Exxon Mobil Corporation	226,117	19,898,296
Hess Corporation	48,819	4,196,481
Marathon Oil Corporation	120,060	6,488,042
Peabody Energy Corporation	2,859	191,038
Tesoro Corporation†«	86,411	2,343,466
Valero Energy Corporation	176,773	5,002,676
		68,572,953

Financials: 15.09%
Capital Markets: 1.48%
Ameriprise Financial Incorporated	58,143	3,608,355
Goldman Sachs Group Incorporated	34,445	5,201,539
		8,809,894

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Commercial Banks: 2.25%
Fifth Third Bancorp	91,774	$1,217,841
Huntington Bancshares Incorporated	253,682	1,722,501
KeyCorp	217,183	1,896,355
PNC Financial Services Group Incorporated	77,308	4,819,381
US Bancorp	143,935	3,716,402
		13,372,480

Consumer Finance: 2.04%
Capital One Financial Corporation	107,333	5,874,335
Discover Financial Services	136,597	3,393,069
SLM Corporation†	172,391	2,859,967
		12,127,371

Diversified Financial Services: 3.92%
Bank of America Corporation	391,952	4,813,171
Citigroup Incorporated	1,181,711	5,424,054
JPMorgan Chase & Company	286,280	13,062,956
		23,300,181

Insurance: 4.41%
ACE Limited	39,437	2,652,138
Assurant Incorporated	54,390	2,159,283
Berkshire Hathaway Incorporated Class B†«	33,831	2,818,122
Endurance Specialty Holdings Limited«	9,866	437,458
Hartford Financial Services Group Incorporated	102,979	2,983,302
Lincoln National Corporation	63,269	1,973,689
MetLife Incorporated	48,315	2,260,659
Prudential Financial Incorporated	48,043	3,046,887
Reinsurance Group of America Incorporated	37,327	2,362,799
The Travelers Companies Incorporated	87,396	5,530,419
		26,224,756

Real Estate Investment Trusts (REITs): 0.99%
Annaly Capital Management Incorporated«	99,882	1,781,895
CommonWealth REIT	43,899	1,202,394
Hospitality Properties Trust«	49,954	1,206,389
Vornado Realty Trust	17,480	1,689,966
		5,880,644

Health Care: 10.83%
Biotechnology: 0.85%
Biogen Idec Incorporated†	31,874	3,102,934
Cephalon Incorporated†«	21,727	1,668,634
Gilead Sciences Incorporated†	6,463	251,023
		5,022,591

Health Care Equipment & Supplies: 1.18%
CR Bard Incorporated«	17,352	1,852,326
St. Jude Medical Incorporated	42,013	2,245,175
Zimmer Holdings Incorporated†	45,127	2,944,537
		7,042,038

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Health Care Providers & Services: 2.89%
Aetna Incorporated	115,127	$4,763,955
CIGNA Corporation	54,033	2,530,365
McKesson Corporation	33,630	2,791,626
UnitedHealth Group Incorporated	144,349	7,106,301
		17,192,247

Life Sciences Tools & Services: 0.40%
Thermo Fisher Scientific Incorporated†	39,286	2,356,767

Pharmaceuticals: 5.51%
Abbott Laboratories«	86,115	4,481,425
Eli Lilly & Company	128,755	4,765,223
Forest Laboratories Incorporated†	8,996	298,307
Johnson & Johnson	80,962	5,320,823
Merck & Company Incorporated	215,138	7,734,211
Pfizer Incorporated	483,132	10,126,447
		32,726,436

Industrials: 11.04%
Aerospace & Defense: 3.59%
Alliant Techsystems Incorporated«	27,267	1,926,414
General Dynamics Corporation«	61,240	4,459,497
Huntington Ingalls Industries Incorporated†	1,197	47,880
L-3 Communications Holdings Incorporated	27,834	2,238,811
Lockheed Martin Corporation	31,270	2,478,038
Northrop Grumman Corporation	80,105	5,095,479
Raytheon Company	104,408	5,069,008
		21,315,127

Commercial Services & Supplies: 0.17%
RR Donnelley & Sons Company	54,456	1,027,040

Construction & Engineering: 0.44%
KBR Incorporated	68,480	2,627,578

Industrial Conglomerates: 2.03%
General Electric Company	589,933	12,064,130

Machinery: 2.44%
Caterpillar Incorporated	24,667	2,846,819
Deere & Company	34,799	3,392,903
Eaton Corporation	6,421	343,716
Oshkosh Truck Corporation†	36,487	1,155,178
Parker Hannifin Corporation	42,398	3,998,979
Timken Company	49,047	2,765,760
		14,503,355

Road & Rail: 2.37%
CSX Corporation	68,603	5,398,370
Norfolk Southern Corporation	37,198	2,777,947
Ryder System Incorporated	37,010	1,980,035
Union Pacific Corporation	38,064	3,938,482
		14,094,834

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Information Technology: 18.10%
Communications Equipment: 1.04%
Cisco Systems Incorporated	141,469	$2,484,196
Harris Corporation«	27,414	1,456,506
Qualcomm Incorporated	39,521	2,246,374
		6,187,076

Computers & Peripherals: 4.58%
Apple Incorporated†	47,826	16,654,448
Dell Incorporated†	202,868	3,146,483
Hewlett-Packard Company	184,146	7,433,974
		27,234,905

Electronic Equipment & Instruments: 1.52%
Arrow Electronics Incorporated†	46,581	2,123,628
Flextronics International Limited†«	197,793	1,378,617
Ingram Micro Incorporated Class A†	46,882	878,100
Tech Data Corporation†	30,867	1,639,964
Vishay Intertechnology Incorporated†	159,284	3,039,139
		9,059,448

Internet Software & Services: 1.38%
Google Incorporated Class A†	15,065	8,196,867

IT Services: 2.81%
Computer Sciences Corporation	42,004	2,141,364
International Business Machines Corporation	85,274	14,546,039
		16,687,403

Semiconductors & Semiconductor Equipment: 2.76%
Applied Materials Incorporated	177,215	2,780,503
Avago Technologies Limited	56,553	1,892,263
Intel Corporation	386,110	8,953,891
KLA-Tencor Corporation	26,489	1,162,867
Lam Research Corporation†	32,790	1,584,085
		16,373,609

Software: 4.01%
Microsoft Corporation	496,437	12,917,291
Oracle Corporation	303,233	10,931,550
		23,848,841

Materials: 3.83%
Chemicals: 2.20%
Cabot Corporation	27,356	1,226,917
E.I. du Pont de Nemours & Company	96,469	5,478,475
Eastman Chemical Company	39,401	4,225,757
PPG Industries Incorporated	22,899	2,161,771
		13,092,920

Metals & Mining: 0.82%
Freeport-McMoRan Copper & Gold Incorporated Class B	88,642	4,877,969

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

Security Name				Shares	Value
Paper & Forest Products: 0.81%
Domtar Corporation				16,148	$1,502,087
International Paper Company				107,386	3,316,080
					4,818,167

Telecommunication Services: 3.43%
Diversified Telecommunication Services: 3.43%
AT&T Incorporated				387,353	12,054,425
Verizon Communications Incorporated				219,959	8,310,051
					20,364,476

Utilities: 2.58%
Electric Utilities: 1.07%
Entergy Corporation				48,231	3,362,665
Pepco Holdings Incorporated				154,194	2,971,318
					6,333,983

Multi-Utilities: 1.51%
Ameren Corporation				97,442	2,856,025
DTE Energy Company				53,297	2,693,097
NiSource Incorporated«				176,085	3,424,853
					8,973,975

Total Common Stocks (Cost $383,934,695)					583,459,947

Short-Term Investments: 6.18%
		Yield		Shares
Investment Companies: 6.01%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09%		4,696,220	4,696,220
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)		0.20		31,019,429	31,019,429
					35,715,649

		Interest Rate	Maturity Date	Principal
US Treasury Securities: 0.17%
US Treasury Bill#^		0.11	06/02/2011	$1,000,000	999,983
Total Short-Term Investments (Cost $36,715,550)					36,715,632

Total Investments in Securities (Cost $420,650,245)*	104.34%				620,175,579
Other Assets and Liabilities, Net	(4.34)				(25,796,100)

Total Net Assets	100.00%				$594,379,479

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
#	Security pledged as collateral for futures transactions.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

^	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is $422,702,814 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$200,352,970
Gross unrealized depreciation	(2,880,205)

Net unrealized appreciation	$197,472,765

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name	Shares	Value
Common Stocks: 98.36%
Consumer Discretionary: 8.02%
Auto Components: 0.38%
TRW Automotive Holdings Corporation†	27,448	$1,566,183

Automobiles: 0.60%
Ford Motor Company†	162,214	2,509,451

Household Durables: 0.51%
Whirlpool Corporation	24,348	2,098,311

Media: 4.09%
Comcast Corporation Class A	275,571	7,230,983
DISH Network Corporation†«	53,460	1,338,638
Gannett Company Incorporated	80,012	1,204,981
Time Warner Cable Incorporated	23,162	1,809,647
Time Warner Incorporated	51,677	1,956,491
Viacom Incorporated Class B	32,913	1,683,829
Walt Disney Company	39,485	1,701,804
		16,926,373

Multiline Retail: 1.00%
Kohl’s Corporation	20,153	1,067,329
Macy’s Incorporated	127,966	3,059,667
		4,126,996

Specialty Retail: 1.10%
AutoZone Incorporated†«	8,632	2,437,504
Best Buy Company Incorporated	29,750	928,795
GameStop Corporation Class A†«	46,926	1,205,060
		4,571,359

Textiles, Apparel & Luxury Goods: 0.34%
VF Corporation«	13,869	1,394,667

Consumer Staples: 10.17%
Beverages: 0.53%
Coca-Cola Enterprises Incorporated	44,704	1,267,121
Constellation Brands Incorporated Class A†	41,507	929,342
		2,196,463

Food & Staples Retailing: 2.60%
CVS Caremark Corporation	45,944	1,665,011
Kroger Company	113,395	2,756,632
Safeway Incorporated«	57,227	1,391,188
Wal-Mart Stores Incorporated	89,982	4,947,210
		10,760,041

Food Products: 2.73%
Archer Daniels Midland Company	84,694	3,135,372
Bunge Limited«	22,409	1,690,535
Corn Products International Incorporated	1,182	65,128
Hormel Foods Corporation	42,084	1,237,690
JM Smucker Company	15,538	1,166,438

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name	Shares	Value
Food Products (continued)
Smithfield Foods Incorporated†«	68,734	$1,619,373
Tyson Foods Incorporated Class A	118,711	2,362,349
		11,276,885

Household Products: 2.05%
Energizer Holdings Incorporated†	18,833	1,422,456
Procter & Gamble Company	109,044	7,076,956
		8,499,412

Personal Products: 0.37%
Herbalife Limited	16,810	1,509,202

Tobacco: 1.89%
Altria Group Incorporated	149,686	4,017,572
Lorillard Incorporated	12,702	1,352,763
Philip Morris International	35,503	2,465,328
		7,835,663

Energy: 12.53%
Energy Equipment & Services: 0.66%
McDermott International Incorporated†	4,051	93,538
National Oilwell Varco Incorporated	16,803	1,288,622
Patterson-UTI Energy Incorporated	43,108	1,341,090
		2,723,250

Oil, Gas & Consumable Fuels: 11.87%
Alpha Natural Resources Incorporated†«	22,103	1,285,732
Apache Corporation	32,029	4,271,708
Chesapeake Energy Corporation	3,306	111,313
Chevron Corporation	139,447	15,261,080
ConocoPhillips	55,056	4,345,570
Devon Energy Corporation	48,227	4,388,657
Exxon Mobil Corporation	10,022	881,936
Frontier Oil Corporation	72,856	2,035,597
Hess Corporation	40,835	3,510,177
Marathon Oil Corporation	91,164	4,926,503
Occidental Petroleum Corporation	21,161	2,418,491
Tesoro Corporation†	64,374	1,740,564
Valero Energy Corporation	138,555	3,921,107
		49,098,435

Financials: 24.40%
Capital Markets: 2.00%
Ameriprise Financial Incorporated	46,795	2,904,098
Goldman Sachs Group Incorporated	34,588	5,223,134
Morgan Stanley	5,727	149,761
		8,276,993

Commercial Banks: 4.39%
BOK Financial Corporation	24,565	1,321,106
Fifth Third Bancorp	158,848	2,107,913
Huntington Bancshares Incorporated	323,743	2,198,215
KeyCorp	303,469	2,631,076

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name	Shares	Value
Commercial Banks (continued)
PNC Financial Services Group Incorporated	67,149	$4,186,069
US Bancorp	220,466	5,692,432
		18,136,811

Consumer Finance: 2.18%
Capital One Financial Corporation	80,902	4,427,766
Discover Financial Services	75,062	1,861,620
SLM Corporation	165,251	2,741,514
		9,030,900

Diversified Financial Services: 6.11%
Bank of America Corporation	546,467	6,710,615
Citigroup Incorporated	1,083,790	4,974,596
JPMorgan Chase & Company	297,841	13,590,485
		25,275,696

Insurance: 6.71%
ACE Limited	52,209	3,511,055
Allied World Assurance Company	7,000	454,790
American Financial Group Incorporated	14,792	529,264
Assurant Incorporated	27,728	1,100,802
Berkshire Hathaway Incorporated Class B†«	71,420	5,949,286
Endurance Specialty Holdings Limited«	7,086	314,193
Hartford Financial Services Group Incorporated	64,869	1,879,255
Lincoln National Corporation	75,428	2,355,616
MetLife Incorporated	28,559	1,336,276
Protective Life Corporation	41,096	1,105,893
Prudential Financial Incorporated	50,078	3,175,947
Reinsurance Group of America Incorporated	29,670	1,878,111
The Travelers Companies Incorporated	64,295	4,068,588
Validus Holdings Limited	2,557	83,205
		27,742,281

Real Estate Investment Trusts (REITs): 3.01%
Annaly Capital Management Incorporated«	127,942	2,282,485
Brandywine Realty Trust	83,864	1,065,073
Commonwealth REIT	54,664	1,497,247
Duke Realty Corporation	61,309	934,962
Hospitality Properties Trust«	69,049	1,667,533
Host Hotels & Resorts Incorporated«	43,239	769,222
Liberty Property Trust«	31,945	1,123,506
Senior Housing Properties Trust	42,127	999,252
Vornado Realty Trust«	22,013	2,128,217
		12,467,497

Health Care: 13.60%
Biotechnology: 1.40%
Amgen Incorporated†	24,189	1,375,145
Biogen Idec Incorporated†	32,336	3,147,910
Cephalon Incorporated†«	15,252	1,171,354
Gilead Sciences Incorporated†	2,921	113,452
		5,807,861

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name	Shares	Value
Health Care Equipment & Supplies: 0.92%
Cooper Companies Incorporated	18,054	$1,352,245
Teleflex Incorporated	18,699	1,169,273
Zimmer Holdings Incorporated†	19,667	1,283,272
		3,804,790

Health Care Providers & Services: 3.25%
Aetna Incorporated	40,176	1,662,483
CIGNA Corporation	44,800	2,097,984
Humana Incorporated«†	44,664	3,399,824
UnitedHealth Group Incorporated	127,538	6,278,696
		13,438,987

Life Sciences Tools & Services: 0.23%
Thermo Fisher Scientific Incorporated†	15,753	945,022

Pharmaceuticals: 7.80%
Eli Lilly & Company	120,173	4,447,603
Forest Laboratories Incorporated†	42,771	1,418,286
Johnson & Johnson	92,462	6,076,603
Merck & Company Incorporated	247,572	8,900,213
Mylan Laboratories Incorporated†«	50,194	1,250,834
Pfizer Incorporated	484,590	10,157,006
		32,250,545

Industrials: 8.79%
Aerospace & Defense: 2.99%
Alliant Techsystems Incorporated«	14,593	1,030,995
General Dynamics Corporation«	53,187	3,873,077
Huntington Ingalls Industries†	875	35,000
L-3 Communications Holdings Incorporated	17,066	1,368,523
Northrop Grumman Corporation	58,275	3,706,873
Raytheon Company	48,649	2,361,909
		12,376,377

Commercial Services & Supplies: 0.33%
RR Donnelley & Sons Company	72,288	1,363,352

Construction & Engineering: 0.41%
KBR Incorporated	43,932	1,685,671

Industrial Conglomerates: 2.44%
General Electric Company	493,878	10,099,805

Machinery: 1.09%
Oshkosh Truck Corporation†	32,145	1,017,711
Timken Company	43,919	2,476,592
Wabco Holdings Incorporated†	13,527	998,969
		4,493,272

Road & Rail: 1.53%
CSX Corporation	61,802	4,863,199
Ryder System Incorporated	25,760	1,378,160
Union Pacific Corporation	953	98,607
		6,339,966

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name	Shares	Value
Information Technology: 6.08%
Computers & Peripherals: 0.59%
Dell Incorporated†	83,574	$1,296,233
Hewlett-Packard Company	28,283	1,141,785
		2,438,018

Electronic Equipment & Instruments: 1.24%
Arrow Electronics Incorporated†	41,030	1,870,558
Tech Data Corporation†	28,854	1,533,013
Vishay Intertechnology Incorporated†	91,262	1,741,279
		5,144,850

IT Services: 1.06%
Computer Sciences Corporation«	35,644	1,817,131
International Business Machines Corporation	15,063	2,569,447
		4,386,578

Semiconductors & Semiconductor Equipment: 1.78%
Applied Materials Incorporated	103,306	1,620,871
Avago Technologies Limited«	26,098	873,239
Intel Corporation	162,737	3,773,871
Lam Research Corporation†	22,681	1,095,719
		7,363,700

Software: 1.41%
Microsoft Corporation	223,722	5,821,246

Materials: 3.91%
Chemicals: 2.68%
Cabot Corporation«	29,802	1,336,620
E.I. du Pont de Nemours & Company	55,478	3,150,596
Eastman Chemical Company	18,325	1,965,356
Huntsman Corporation	80,530	1,679,051
Lubrizol Corporation	12,894	1,734,501
PPG Industries Incorporated	12,788	1,207,246
		11,073,370

Paper & Forest Products: 1.23%
Domtar Corporation	20,486	1,905,608
International Paper Company	103,053	3,182,277
		5,087,885

Telecommunication Services: 4.62%
Diversified Telecommunication Services: 4.62%
AT&T Incorporated	376,744	11,724,273
Verizon Communications Incorporated	195,896	7,400,951
		19,125,224

Utilities: 6.24%
Electric Utilities: 3.23%
DPL Incorporated«	55,396	1,677,945

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

Security Name				Shares	Value
Electric Utilities (continued)
Entergy Corporation				42,468	$2,960,869
FirstEnergy Corporation				110,353	4,409,706
Pepco Holdings Incorporated				131,046	2,525,256
Pinnacle West Capital Corporation				41,534	1,802,160
					13,375,936

Gas Utilities: 0.42%
Energen Corporation				26,606	1,729,656

Independent Power Producers & Energy Traders: 0.78%
AES Corporation†				130,253	1,724,550
Constellation Energy Group Incorporated				41,741	1,520,207
					3,244,757

Multi-Utilities: 1.81%
Ameren Corporation				53,254	1,560,875
CMS Energy Corporation				85,855	1,699,929
DTE Energy Company«				25,765	1,301,905
NiSource Incorporated«				149,810	2,913,797
					7,476,506

Total Common Stocks (Cost $328,829,997)					406,896,243

Short-Term Investments: 9.72%

		Interest Rate	Maturity Date	Principal
Corporate Bonds & Notes: 0.12%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$434,348	187,030
VFNC Corporation(a)††(i)(v)±		0.25%	09/29/2011	523,819	309,053
					496,083

		Yield		Shares
Investment Companies: 9.48%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09%		4,899,433	4,899,433
Wells Fargo Securities Lending Cash Investment LLC (v)(l)(u)		0.20%		34,334,481	34,334,481
					39,233,914

		Interest Rate		Principal
US Treasury Bills: 0.12%
US Treasury Bill#^		0.10%	06/16/2011	$500,000	499,993

Total Short-Term Investments (Cost $39,980,335)					40,229,990

Total Investments in Securities (Cost $368,810,332)*	108.08%				447,126,233
Other Assets and Liabilities, Net	(8.08)				(33,438,609)

Total Net Assets	100.00%				$413,687,624

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

DISCIPLINED VALUE FUND

(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	Security pledged as collateral for futures transactions.
^	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is $370,820,581 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,834,348
Gross unrealized depreciation	(4,528,696)

Net unrealized appreciation	$76,305,652

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

INTRINSIC VALUE FUND

Security Name	Shares	Value
Common Stocks: 97.23%
Consumer Discretionary: 11.56%
Media: 2.83%
Time Warner Incorporated	407,700	$15,435,522
Warner Music Group Corporation†«	98,700	737,289
		16,172,811

Multiline Retail: 3.78%
JCPenney Company Incorporated	196,600	7,559,270
Nordstrom Incorporated	294,400	13,998,720
		21,557,990

Specialty Retail: 2.49%
Home Depot Incorporated	383,300	14,235,762

Textiles, Apparel & Luxury Goods: 2.46%
Polo Ralph Lauren Corporation	107,200	14,018,544

Consumer Staples: 10.85%
Beverages: 2.46%
Diageo plc«	172,200	14,011,914

Food & Staples Retailing: 1.91%
Safeway Incorporated«	448,300	10,898,173

Food Products: 6.48%
H.J. Heinz Company	262,200	13,432,506
The Hershey Company	224,400	12,950,124
Unilever NV«	322,000	10,626,000
		37,008,630

Energy: 8.13%
Energy Equipment & Services: 1.56%
Weatherford International Limited†	413,900	8,931,962

Oil, Gas & Consumable Fuels: 6.57%
ConocoPhillips	165,600	13,070,808
Hess Corporation	186,100	15,997,156
QEP Resources Incorporated	197,200	8,426,356
		37,494,320

Financials: 16.70%
Capital Markets: 3.54%
Charles Schwab Corporation	341,600	6,254,696
Northern Trust Corporation	279,400	13,967,206
		20,221,902

Commercial Banks: 8.64%
Banco Santander Central Hispano SA ADR«	1,259,400	15,616,560
East West Bancorp Incorporated	263,900	5,576,207
M&T Bank Corporation	149,400	13,202,478

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

INTRINSIC VALUE FUND

Security Name	Shares	Value
Commercial Banks (continued)
Zions Bancorporation«	609,400	$14,899,830
		49,295,075

Diversified Financial Services: 4.52%
Bank of America Corporation	1,031,100	12,661,908
JPMorgan Chase & Company	287,900	13,136,877
		25,798,785

Health Care: 9.74%
Health Care Equipment & Supplies: 5.05%
Baxter International Incorporated	238,300	13,559,270
Hospira Incorporated†	269,400	15,283,062
		28,842,332

Pharmaceuticals: 4.69%
Abbott Laboratories	282,200	14,685,688
Eli Lilly & Company	326,600	12,087,466
		26,773,154

Industrials: 10.44%
Aerospace & Defense: 5.32%
Boeing Company	175,800	14,025,324
Huntington Ingalls Industries Incorporated†	38,783	1,551,320
Northrop Grumman Corporation	232,700	14,802,047
		30,378,691

Machinery: 5.12%
Deere & Company	150,800	14,703,000
SPX Corporation	168,000	14,523,600
		29,226,600

Information Technology: 21.32%
Communications Equipment: 2.19%
QUALCOMM Incorporated	220,000	12,504,800

Computers & Peripherals: 5.77%
Apple Incorporated†	40,500	14,103,315
EMC Corporation†	663,900	18,814,926
		32,918,241

Internet Software & Services: 2.44%
eBay Incorporated†	405,300	13,942,320

IT Services: 3.15%
International Business Machines Corporation	105,500	17,996,190

Semiconductors & Semiconductor Equipment: 2.22%
Texas Instruments Incorporated	355,500	12,630,915

Software: 5.55%
Intuit Incorporated†	255,700	14,206,692

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

INTRINSIC VALUE FUND

Security Name			Shares	Value
Software (continued)
Oracle Corporation			485,000	$17,484,250
				31,690,942

Materials: 2.67%
Chemicals: 2.67%
Dow Chemical Company			371,600	15,231,884

Telecommunication Services: 2.21%
Wireless Telecommunication Services: 2.21%
Vodafone Group plc ADR			433,900	12,635,168

Utilities: 3.61%
Electric Utilities: 2.33%
Nextera Energy Incorporated			235,000	13,293,950

Gas Utilities: 1.28%
Questar Corporation			416,600	7,319,662

Total Common Stocks (Cost $426,058,300)				555,030,717

Short-Term Investments: 10.08%

		Yield
Investment Companies: 10.08%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09%	15,414,058	15,414,058
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20	42,140,715	42,140,715

Total Short-Term Investments (Cost $57,554,773)				57,554,773

Total Investments in Securities (Cost $483,613,073)*	107.31%			612,585,490
Other Assets and Liabilities, Net	(7.31)			(41,716,005)

Total Net Assets	100.00%			$570,869,485

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $484,792,678 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$135,687,696
Gross unrealized depreciation	(7,894,884)

Net unrealized appreciation	$127,792,812

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP CORE FUND

Security Name	Shares	Value
Common Stocks: 98.87%
Consumer Discretionary: 12.26%
Automobiles: 1.95%
Ford Motor Company†	234,485	$3,627,483
Media: 4.06%

CBS Corporation Class B	143,470	3,618,313
Comcast Corporation Class A	148,860	3,906,086
		7,524,399

Specialty Retail: 6.25%
Gap Incorporated«	142,760	3,317,742
Home Depot Incorporated	101,140	3,756,340
Ross Stores Incorporated	61,355	4,521,250
		11,595,332

Consumer Staples: 5.41%
Food & Staples Retailing: 3.61%
CVS Caremark Corporation	98,440	3,567,466
Wal-Mart Stores Incorporated	57,050	3,136,609
		6,704,075

Food Products: 1.80%
Tyson Foods Incorporated Class A	167,275	3,328,773

Energy: 16.14%
Energy Equipment & Services: 4.54%
Halliburton Company	100,185	5,057,339
National Oilwell Varco Incorporated	43,890	3,365,924
		8,423,263

Oil, Gas & Consumable Fuels: 11.60%
Chevron Corporation	40,775	4,462,416
Cimarex Energy Company	39,100	4,324,069
ConocoPhillips	55,990	4,419,291
Exxon Mobil Corporation	47,835	4,209,480
Occidental Petroleum Corporation	35,825	4,094,439
		21,509,695

Financials: 13.18%
Capital Markets: 5.76%
Ameriprise Financial Incorporated	65,025	4,035,452
Raymond James Financial Incorporated	89,465	3,354,938
T. Rowe Price Group Incorporated	51,260	3,293,455
		10,683,845

Diversified Financial Services: 1.87%
JPMorgan Chase & Company	76,165	3,475,409

Insurance: 5.55%
ACE Limited	54,630	3,673,868

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP CORE FUND

Security Name	Shares	Value
Insurance (continued)
PartnerRe Limited	39,440	$3,169,398
UnumProvident Corporation	129,965	3,441,473
		10,284,739

Health Care: 12.01%
Biotechnology: 1.64%
Amgen Incorporated†	53,550	3,044,318

Health Care Providers & Services: 5.37%
Cardinal Health Incorporated	81,170	3,546,317
McKesson Corporation	41,165	3,417,107
Medco Health Solutions Incorporated†	50,385	2,989,342
		9,952,766

Pharmaceuticals: 5.00%
Bristol-Myers Squibb Company«	110,115	3,094,232
Forest Laboratories Incorporated†	93,505	3,100,626
Johnson & Johnson	46,795	3,075,367
		9,270,225

Industrials: 14.45%
Aerospace & Defense: 2.06%
United Technologies Corporation	42,695	3,824,618

Industrial Conglomerates: 6.09%
3M Company	35,535	3,454,357
General Electric Company	197,735	4,043,681
Tyco International Limited	77,810	3,792,459
		11,290,497

Machinery: 4.35%
Danaher Corporation	72,025	3,978,661
Wabco Holdings Incorporated†	55,415	4,092,398
		8,071,059

Road & Rail: 1.95%
Union Pacific Corporation	34,980	3,619,381

Information Technology: 18.98%
Communications Equipment: 1.22%
Cisco Systems Incorporated	128,935	2,264,099

Computers & Peripherals: 3.44%
Apple Incorporated†	11,020	3,837,495
Hewlett-Packard Company	63,270	2,554,210
		6,391,705

Electronic Equipment & Instruments: 1.91%
Corning Incorporated	168,850	3,535,719

Internet Software & Services: 2.23%
IAC InterActive Corporation†	114,735	4,143,081

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP CORE FUND

Security Name				Shares	Value
IT Services: 2.07%
International Business Machines Corporation				22,480	$3,834,638

Semiconductors & Semiconductor Equipment: 4.07%
Intel Corporation				142,180	3,297,154
Texas Instruments Incorporated				119,540	4,247,256
					7,544,410

Software: 4.04%
Microsoft Corporation				116,220	3,024,044
Oracle Corporation				123,905	4,466,775
					7,490,819

Materials: 2.28%
Chemicals: 2.28%
Rockwood Holdings Incorporated†				74,540	4,229,400

Telecommunication Services: 1.95%
Diversified Telecommunication Services: 1.95%
Verizon Communications Incorporated				95,915	3,623,669

Utilities: 2.21%
Gas Utilities: 2.21%
ONEOK Incorporated				58,635	4,100,929

Total Common Stocks (Cost $143,558,274)					183,388,346

Short-Term Investments: 2.20%

		Interest Rate	Maturity Date	Principal
Corporate Bonds & Notes: 0.74%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$1,208,164	520,235
VFNC Corporation(a)††(i)(v)±		0.25	09/29/2011	1,457,032	859,649
					1,379,884

		Yield		Shares
Investment Companies: 1.46%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09		1,450,647	1,450,647
Wells Fargo Securities Lending Cash Investments LLC (v)(l)(u)		0.20		1,256,801	1,256,801
					2,707,448

Total Short-Term Investments (Cost $3,393,022)					4,087,332

Total Investments in Securities (Cost $146,951,296)*	101.07%				187,475,678
Other Assets and Liabilities, Net	(1.07)				(1,981,895)

Total Net Assets	100.00%				$185,493,783

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP CORE FUND

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
±	Variable rate investments.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $147,083,596 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,144,401
Gross unrealized depreciation	(752,319)

Net unrealized appreciation	$40,392,082

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE COMPANY VALUE FUND

Security Name	Shares	Value
Common Stocks: 97.66%
Consumer Discretionary: 8.70%
Hotels, Restaurants & Leisure: 1.25%
Carnival Corporation	45,272	$1,723,505

Household Durables: 1.06%
Newell Rubbermaid Incorporated	77,061	1,468,783

Media: 3.49%
DIRECTV Group Incorporated†	31,593	1,535,104
Omnicom Group Incorporated«	37,061	1,823,031
Walt Disney Company	33,532	1,445,229
		4,803,364

Specialty Retail: 1.74%
Home Depot Incorporated	64,419	2,392,522

Textiles, Apparel & Luxury Goods: 1.16%
VF Corporation«	15,875	1,596,390

Consumer Staples: 5.84%
Food & Staples Retailing: 1.86%
Walgreen Company«	59,961	2,561,534

Food Products: 3.11%
ConAgra Foods Incorporated	64,088	1,566,952
Kraft Foods Incorporated Class A	37,740	1,267,309
Sara Lee Corporation	75,427	1,448,198
		4,282,459

Household Products: 0.87%
Procter & Gamble Company	18,494	1,200,261

Energy: 14.13%
Energy Equipment & Services: 2.22%
Nabors Industries Limited†	47,900	1,467,656
Noble Corporation«	36,898	1,586,983
		3,054,639

Oil, Gas & Consumable Fuels: 11.91%
Apache Corporation	20,455	2,728,083
Chevron Corporation	34,505	3,776,227
Devon Energy Corporation	31,402	2,857,582
Marathon Oil Corporation	55,206	2,983,332
Petrohawk Energy Corporation	68,203	1,842,163
Pioneer Natural Resources Company«	21,658	2,214,097
		16,401,484

Financials: 25.72%
Capital Markets: 3.30%
Franklin Resources Incorporated«	11,125	1,436,460
Goldman Sachs Group Incorporated	12,123	1,830,694

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE COMPANY VALUE FUND

Security Name	Shares	Value
Capital Markets (continued)
State Street Corporation	27,514	$1,280,777
		4,547,931

Commercial Banks: 4.56%
Branch Banking & Trust Corporation«	96,572	2,599,718
KeyCorp«	218,839	1,897,334
Zions Bancorporation«	73,076	1,786,708
		6,283,760

Consumer Finance: 1.15%
Capital One Financial Corporation	28,811	1,576,826

Diversified Financial Services: 9.16%
Bank of America Corporation	268,241	3,293,999
Berkshire Hathaway Incorporated Class B†«	32,929	2,742,986
Citigroup Incorporated	541,520	2,485,577
JPMorgan Chase & Company	89,829	4,098,897
		12,621,459

Insurance: 3.87%
ACE Limited	17,255	1,160,399
Chubb Corporation«	19,368	1,262,600
MetLife Incorporated	62,142	2,907,624
		5,330,623

Real Estate Investment Trusts (REITs): 3.68%
Alexandria Real Estate Equities Incorporated	24,985	2,052,518
Simon Property Group Incorporated	26,271	3,009,080
		5,061,598

Health Care: 10.97%
Health Care Equipment & Supplies: 2.18%
Baxter International Incorporated	26,544	1,510,354
Stryker Corporation	25,305	1,492,995
		3,003,349

Health Care Providers & Services: 2.05%
CIGNA Corporation	60,210	2,819,634

Pharmaceuticals: 6.74%
Abbott Laboratories	22,717	1,182,193
Bristol-Myers Squibb Company«	72,907	2,048,687
Johnson & Johnson	37,415	2,458,914
Pfizer Incorporated	82,660	1,732,554
Teva Pharmaceutical Industries Limited ADR	40,774	1,864,595
		9,286,943

Industrials: 11.66%
Commercial Services & Supplies: 1.04%
Cintas Corporation«	46,174	1,433,703

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE COMPANY VALUE FUND

Security Name	Shares	Value
Construction & Engineering: 0.94%
URS Corporation†	29,085	$1,301,554

Industrial Conglomerates: 4.05%
General Electric Company	272,444	5,571,480

Machinery: 3.21%
Dover Corporation«	30,715	2,089,849
Eaton Corporation	43,530	2,330,161
		4,420,010

Road & Rail: 2.42%
Norfolk Southern Corporation	44,672	3,336,105

Information Technology: 8.00%
Communications Equipment: 0.82%
Cisco Systems Incorporated	64,463	1,131,970

Computers & Peripherals: 2.37%
EMC Corporation†«	81,907	2,321,244
Hewlett-Packard Company	23,427	945,748
		3,266,992

IT Services: 1.75%
Accenture plc«	42,231	2,412,657

Semiconductors & Semiconductor Equipment: 1.27%
Maxim Integrated Products Incorporated	63,842	1,745,437

Software: 1.79%
Compuware Corporation†	112,579	1,275,520
Microsoft Corporation	45,679	1,188,568
		2,464,088

Materials: 3.59%
Chemicals: 1.01%
Ashland Incorporated	22,321	1,385,688

Containers & Packaging: 0.79%
Owens-Illinois Incorporated†	36,702	1,088,948

Metals & Mining: 1.79%
Alcoa Incorporated«	80,121	1,362,057
United States Steel Corporation«	23,090	1,101,624
		2,463,681

Telecommunication Services: 4.50%
Diversified Telecommunication Services: 3.51%
AT&T Incorporated	89,923	2,798,404
Verizon Communications Incorporated	53,868	2,035,133
		4,833,537

Wireless Telecommunication Services: 0.99%
NII Holdings Incorporated†	32,845	1,365,695

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE COMPANY VALUE FUND

Security Name				Shares	Value
Utilities: 4.55%
Electric Utilities: 2.60%
Duke Energy Corporation«				95,189	$1,775,275
Entergy Corporation				25,951	1,809,304
					3,584,579

Multi-Utilities: 1.02%
Dominion Resources Incorporated				30,216	1,402,627

Water Utilities: 0.93%
American Water Works Company Incorporated				43,428	1,275,915

Total Common Stocks (Cost $108,673,630)					134,501,730

Short-Term Investments: 23.04%

Security Name		Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 0.22%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$260,574	112,203
VFNC Corporation(a)††(i)(v)±		0.25	09/29/2011	314,249	185,407
					297,610

Security Name		Yield		Shares
Investment Companies: 22.82%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09		1,668,707	1,668,707
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.20		29,760,165	29,760,165
					31,428,872

Total Short-Term Investments (Cost $31,576,735)					31,726,482

Total Investments in Securities (Cost $140,250,365)*	120.70%				166,228,212
Other Assets and Liabilities, Net	(20.70)				(28,505,959)

Total Net Assets	100.00%				$137,722,253

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $144,610,168 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,068,992
Gross unrealized depreciation	(3,450,948)

Net unrealized appreciation	$21,618,044

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS APRIL 30, 2011 (UNAUDITED)

The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.

Security valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Funds will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Funds fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Funds’ former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Price (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Classic Value Fund
Equity securities
Common stocks	$764,652,279	$0	$10,946,012	$775,598,291
Short-term investments
Corporate bonds and notes	0	0	246,331	246,331
Investment companies	21,412,027	78,278,033	0	99,690,060

	$786,064,306	$78,278,033	$11,192,343	$875,534,682
Core Equity Fund
Equity securities
Common stocks	$801,391,225	$0	$11,065,701	$812,456,926
Short-term investments
Corporate bonds and notes	0	0	2,737,172	2,737,172
Investment companies	21,084,164	108,039,507	0	129,123,671

	$822,475,389	$108,039,507	$13,802,873	$944,317,769
Disciplined U.S. Core Fund
Equity securities
Common stocks	$583,459,947	$0	$0	$583,459,947
Short-term investments
Investment companies	4,696,220	31,019,429	0	35,715,649
US Treasury obligations	999,983	0	0	999,983

	$589,156,150	$31,019,429	$0	$620,175,579
Disciplined Value Fund
Equity securities
Common stocks	$406,896,243	$0	$0	$406,896,243
Short-term investments
Corporate bonds and notes	0	0	496,083	496,083
Investment companies	4,899,433	34,334,481	0	39,233,914
US Treasury obligations	499,993	0	0	499,993

	$412,295,669	$34,334,481	$496,083	$447,126,233
Intrinsic Value Fund
Equity securities
Common stocks	$555,030,717	$0	$0	$555,030,717
Short-term investments
Investment companies	15,414,058	42,140,715	0	57,554,773

	$570,444,775	$42,140,715	$0	$612,585,490
Large Cap Core Fund
Equity securities
Common stocks	$183,388,346	$0	$0	$183,388,346
Short-term investments
Corporate bonds and notes	0	0	1,379,884	1,379,884
Investment companies	1,450,647	1,256,801	0	2,707,448

	$184,838,993	$1,256,801	$1,379,884	$187,475,678

Large Company Value Fund
Equity securities
Common stocks	$134,501,730	$0	$0	$134,501,730
Short-term investments
Corporate bonds and notes	0	0	297,610	297,610
Investment companies	1,668,707	29,760,165	0	31,428,872

	$136,170,437	$29,760,165	$297,610	$166,228,212

As of April 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Disciplined U.S. Core Fund	$400,052	$0	$0	$400,052
Disciplined Value Fund	157,850	0	0	157,850

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Classic Value Fund			Core Equity Fund
	Corporate bonds and notes	Common Stocks	Total	Corporate bonds and notes	Common stocks	Total
Balance as of July 31, 2010	$269,043	$0	$269,043	$2,807,113	$0	$2,807,113
Accrued discounts (premiums)	0	0	0	0	0	0
Realized gains (losses)	0	0	0	85,394	0	85,394
Change in unrealized gains (losses)	51,053	0	51,053	537,525	0	537,525
Purchases	0	0	0	0	0	0
Sales	(73,765)	0	(73,765)	(692,860)	0	(692,860)
Transfers into Level 3	0	10,946,012	10,946,012	0	11,065,701	11,065,701
Transfer out of Level 3	0	0	0	0	0	0
Transfers in from acquisition(s)	0	0	0	0	0	0

Balance as of April 30, 2011	$246,331	$10,946,012	$11,192,343	$2,737,172	$11,065,701	$13,802,873
Change in unrealized gains (losses) included in earnings relating to securities still held at April 30, 2011	$14,791	$0	$14,791	$205,955	$0	$205,955

	Disciplined Value Fund	Large Cap Core Fund	Large Company Value Fund
Corporate bonds & notes
Balance as of July 31, 2010	$541,822	$1,507,110	$325,050
Accrued discounts (premiums)	0	0	0
Realized gain (loss)	0	0	0
Change in unrealized gains (losses)	102,816	285,987	61,681
Purchases	0	0	0
Sales	(148,555)	(413,213)	(89,121)

Balance as of April 30, 2011	$496,083	$1,379,884	$297,610
Change in unrealized gains (losses) relating to securities	$29,787	$82,855	$17,870

DERIVATIVE TRANSACTIONS

During the nine months ended April 30, 2011, the Disciplined U.S. Core Fund and Disciplined Value Fund entered into futures contracts for hedging purposes.

At April 30, 2011, Disciplined U.S. Core Fund and Disciplined Value Fund had long futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Contract Amount	Value at April 30, 2011	Net Unrealized Gains (Losses)
Disciplined U.S. Core Fund	June 2011	34 Long	S&P 500 Index	$11,157,398	$11,557,450	$400,052
Disciplined Value Fund	June 2011	15 Long	S&P 500 Index	4,941,025	5,098,875	157,850

Disciplined U.S. Core Fund and Disciplined Value Fund had average notional amounts of $9,316 and $3,799, respectively, in long futures contracts during the nine months ended April 30, 2011.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CAPITAL GROWTH FUND

Security Name	Shares	Value
Common Stocks: 99.74%
Consumer Discretionary: 17.42%
Auto Components: 1.85%
Johnson Controls Incorporated	701,000	$28,741,000

Automobiles: 0.73%
Daimler AG	147,595	11,342,676

Hotels, Restaurants & Leisure: 1.75%
Starbucks Corporation	752,800	27,243,832

Internet & Catalog Retail: 4.56%
Amazon.com Incorporated†	198,610	39,026,865
Priceline.com Incorporated†	58,210	31,841,452
		70,868,317

Media: 6.55%
CBS Corporation Class B	911,470	22,987,273
DIRECTV Group Incorporated†	721,434	35,054,478
Walt Disney Company	1,011,825	43,609,658
		101,651,409

Multiline Retail: 0.39%
Macy’s Incorporated	251,907	6,023,096

Textiles, Apparel & Luxury Goods: 1.59%
Coach Incorporated	411,920	24,636,935

Consumer Staples: 1.84%
Food & Staples Retailing: 1.84%
Costco Wholesale Corporation«	352,400	28,516,208

Energy: 12.25%
Energy Equipment & Services: 5.02%
Baker Hughes Incorporated	328,550	25,433,056
Cameron International Corporation†	350,700	18,488,904
Halliburton Company	675,100	34,079,048
		78,001,008

Oil, Gas & Consumable Fuels: 7.23%
Hess Corporation	264,550	22,740,718
Newfield Exploration Company†	444,870	31,496,796
Occidental Petroleum Corporation	335,950	38,395,726
Pioneer Natural Resources Company	192,430	19,672,119
		112,305,359

Financials: 8.98%
Capital Markets: 3.79%
INVESCO Limited	843,430	20,976,104
T. Rowe Price Group Incorporated	248,500	15,966,125
TD Ameritrade Holding Corporation	1,018,850	21,946,029
		58,888,258

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CAPITAL GROWTH FUND

Security Name	Shares	Value
Commercial Banks: 1.27%
Itau Unibanco Holding SA	827,610	$19,655,738

Consumer Finance: 2.22%
MasterCard Incorporated	125,160	34,530,392

Insurance: 1.70%
MetLife Incorporated	565,487	26,459,137

Health Care: 7.71%
Health Care Equipment & Supplies: 0.99%
Varian Medical Systems Incorporated†«	218,750	15,356,250

Health Care Providers & Services: 4.55%
AmerisourceBergen Corporation	91,569	3,721,364
Express Scripts Incorporated†	208,320	11,820,077
Laboratory Corporation of America Holdings†«	191,500	18,474,005
UnitedHealth Group Incorporated	745,460	36,698,996
		70,714,442

Health Care Technology: 0.70%
Cerner Corporation†	90,077	10,904,550

Pharmaceuticals: 1.47%
Allergan Incorporated«	285,840	22,741,430

Industrials: 18.76%
Aerospace & Defense: 1.37%
Precision Castparts Corporation	138,000	21,323,760

Electrical Equipment: 2.25%
Cooper Industries plc	528,650	34,864,468

Industrial Conglomerates: 1.64%
General Electric Company	1,246,150	25,483,768

Machinery: 9.45%
AGCO Corporation†«	435,800	25,093,364
Cummins Incorporated	254,311	30,563,096
Danaher Corporation	553,500	30,575,340
Eaton Corporation	599,500	32,091,235
Parker Hannifin Corporation	301,320	28,420,502
		146,743,537

Road & Rail: 4.05%
Hertz Global Holdings Incorporated†«	1,634,250	28,125,443
Union Pacific Corporation	336,700	34,838,349
		62,963,792

Information Technology: 29.07%
Communications Equipment: 1.70%
Juniper Networks Incorporated†	689,760	26,438,501

Computers & Peripherals: 7.53%
Apple Incorporated†	249,725	86,961,737

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CAPITAL GROWTH FUND

Security Name			Shares	Value
Computers & Peripherals (continued)
EMC Corporation†			1,057,420	$29,967,283
				116,929,020

Electronic Equipment & Instruments: 3.97%
Agilent Technologies Incorporated†			482,350	24,074,089
Ciena Corporation†			563,950	15,925,948
TE Connectivity Limited			604,100	21,656,985
				61,657,022

Internet Software & Services: 3.07%
Baidu.com Incorporated ADR†			252,560	37,510,211
Google Incorporated Class A†			18,800	10,229,080
				47,739,291

IT Services: 2.38%
Cognizant Technology Solutions Corporation Class A†			445,750	36,952,675

Semiconductors & Semiconductor Equipment: 2.19%
ARM Holdings plc ADR«			471,850	14,844,401
Micron Technology Incorporated†			1,696,200	19,150,098
				33,994,499

Software: 8.23%
Autodesk Incorporated†«			686,900	30,896,762
Citrix Systems Incorporated†			327,950	27,659,303
Oracle Corporation			1,053,300	37,971,465
Salesforce.com Incorporated†«			226,330	31,369,338
				127,896,868

Materials: 1.02%
Chemicals: 1.02%
Dow Chemical Company			387,100	15,867,229

Telecommunication Services: 2.69%
Wireless Telecommunication Services: 2.69%
QUALCOMM Incorporated			735,050	41,780,240

Total Common Stocks (Cost $1,240,196,878)				1,549,214,707

Short-Term Investments: 7.77%

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 0.33%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,549,026	1,958,810
VFNC Corporation(a)††(i)(v)±	0.25	09/29/2011	5,486,076	3,236,785
				5,195,595

	Yield		Shares
Investment Companies: 7.44%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09		11,467,958	11,467,958

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

CAPITAL GROWTH FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20%	104,005,792	$104,005,792
				115,473,750

Total Short-Term Investments (Cost $118,055,099)				120,669,345

Total Investments in Securities (Cost $1,358,251,977)*	107.51%			1,669,884,052
Other Assets and Liabilities, Net	(7.51)			(116,676,291)

Total Net Assets	100.00%			$1,553,207,761

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
±	Variable rate investments.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,358,836,215 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$315,503,597
Gross unrealized depreciation	(4,455,760)

Net unrealized appreciation	$311,047,837

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

ENDEAVOR SELECT FUND

Security Name	Shares	Value
Common Stocks: 99.76%
Consumer Discretionary: 18.79%
Auto Components: 2.26%
Johnson Controls Incorporated	750,700	$30,778,700

Automobiles: 1.25%
Daimler AG«	222,052	17,064,696

Hotels, Restaurants & Leisure: 1.99%
Starbucks Corporation	746,947	27,032,012

Internet & Catalog Retail: 6.46%
Amazon.com Incorporated†	225,100	44,232,150
Priceline.com Incorporated†	80,000	43,760,800
		87,992,950

Media: 6.43%
DIRECTV Group Incorporated†	836,000	40,621,240
Walt Disney Company	1,089,112	46,940,727
		87,561,967

Multiline Retail: 0.40%
Macy’s Incorporated	228,003	5,451,552

Energy: 12.15%
Energy Equipment & Services: 5.08%
Baker Hughes Incorporated«	363,000	28,099,830
Halliburton Company	815,100	41,146,248
		69,246,078

Oil, Gas & Consumable Fuels: 7.07%
Hess Corporation	289,500	24,885,420
Newfield Exploration Company†	455,723	32,265,188
Occidental Petroleum Corporation	341,800	39,064,322
		96,214,930

Financials: 7.56%
Capital Markets: 1.68%
TD Ameritrade Holding Corporation	1,063,300	22,903,482

Commercial Banks: 1.63%
Itau Unibanco Holding SA	933,400	22,168,250

Consumer Finance: 2.11%
MasterCard Incorporated	103,900	28,664,971

Insurance: 2.14%
MetLife Incorporated«	623,013	29,150,778

Health Care: 5.92%
Health Care Providers & Services: 4.03%
Express Scripts Incorporated†	372,400	21,129,976

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

ENDEAVOR SELECT FUND

Security Name	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	685,000	$33,722,550
		54,852,526

Pharmaceuticals: 1.89%
Allergan Incorporated«	323,900	25,769,484

Industrials: 18.96%
Aerospace & Defense: 1.98%
Precision Castparts Corporation	174,200	26,917,384

Industrial Conglomerates: 2.19%
General Electric Company	1,458,500	29,826,325

Machinery: 10.08%
Cummins Incorporated	311,594	37,447,367
Danaher Corporation	475,000	26,239,000
Eaton Corporation	695,300	37,219,409
Parker Hannifin Corporation	386,200	36,426,384
		137,332,160

Road & Rail: 4.71%
Hertz Global Holdings Incorporated†	1,420,100	24,439,921
Union Pacific Corporation	383,989	39,731,342
		64,171,263

Information Technology: 36.38%
Communications Equipment: 5.70%
Juniper Networks Incorporated†	816,200	31,284,946
QUALCOMM Incorporated	813,900	46,262,076
		77,547,022

Computers & Peripherals: 8.99%
Apple Incorporated†	267,749	93,238,234
EMC Corporation†	1,031,100	29,221,374
		122,459,608

Electronic Equipment & Instruments: 2.47%
Agilent Technologies Incorporated†«	673,900	33,634,349

Internet Software & Services: 5.07%
Baidu.com Incorporated ADR†	298,400	44,318,368
Google Incorporated Class A†	45,400	24,702,140
		69,020,508

IT Services: 2.35%
Cognizant Technology Solutions Corporation Class A†	386,000	31,999,400

Semiconductors & Semiconductor Equipment: 3.16%
ARM Holdings plc ADR«	729,832	22,960,515
Micron Technology Incorporated†	1,775,200	20,042,008
		43,002,523

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

ENDEAVOR SELECT FUND

Security Name				Shares	Value
Software: 8.64%
Citrix Systems Incorporated†				400,900	$33,811,906
Oracle Corporation				1,427,446	51,459,428
Salesforce.com Incorporated†«				233,700	32,390,821
					117,662,155

Total Common Stocks (Cost $1,013,574,888)					1,358,425,073

Short-Term Investments: 3.97%

		Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 0.51%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$6,082,233	2,619,009
VFNC Corporation(a)††(i)(v)±		0.25	09/29/2011	7,335,107	4,327,713
					6,946,722

		Yield		Shares
Investment Companies: 3.46%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09		8,190,298	8,190,298
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20		39,002,619	39,002,619
					47,192,917

Total Short-Term Investments (Cost $50,644,284)					54,139,639

Total Investments in Securities (Cost $1,064,219,172)*	103.73%				1,412,564,712
Other Assets and Liabilities, Net	(3.73)				(50,852,773)

Total Net Assets	100.00%				$1,361,711,939

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,066,117,201 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$350,791,821
Gross unrealized depreciation	(4,344,310)

Net unrealized appreciation	$346,447,511

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GROWTH FUND

Security Name	Shares	Value
Common Stocks: 97.33%
Consumer Discretionary: 20.47%
Auto Components: 1.85%
Gentex Corporation	1,037,000	$32,509,950
Johnson Controls Incorporated	1,310,000	53,710,000
		86,219,950

Hotels, Restaurants & Leisure: 2.01%
Arcos Dorados Holdings Incorporated†	275,461	6,068,406
Life Time Fitness Incorporated†«	1,983,625	77,599,410
P.F. Chang’s China Bistro Incorporated«	245,000	9,824,500
		93,492,316

Internet & Catalog Retail: 4.89%
Amazon.com Incorporated†	265,000	52,072,500
Netflix Incorporated†«	156,000	36,296,520
Priceline.com Incorporated†«	166,000	90,803,660
Shutterfly Incorporated†«	795,000	48,940,200
		228,112,880

Multiline Retail: 1.09%
Dollar Tree Incorporated†	885,000	50,887,500

Specialty Retail: 10.63%
CarMax Incorporated†«	2,980,000	103,406,000
Ctrip.com International Limited ADR†«	1,620,000	78,926,400
Dick’s Sporting Goods Incorporated†	384,000	15,717,120
Green Mountain Coffee Roasters Incorporated†«	675,000	45,198,000
Hibbett Sports Incorporated†«	1,265,000	47,791,700
Tractor Supply Company	1,385,000	85,689,950
Ulta Salon Cosmetics & Fragrance Incorporated†«	1,500,000	79,785,000
Vitamin Shoppe Incorporated†	1,011,000	39,449,220
		495,963,390

Consumer Staples: 2.00%
Food & Staples Retailing: 2.00%
Fresh Market Incorporated†	321,392	13,440,613
Whole Foods Market Incorporated«	1,270,000	79,705,200
		93,145,813

Energy: 7.53%
Oil, Gas & Consumable Fuels: 7.53%
Brigham Exploration Company†«	1,909,000	64,008,770
Concho Resources Incorporated†	490,000	52,356,500
Continental Resources Incorporated†«	805,000	55,287,400
Northern Oil & Gas Incorporated†«	475,000	11,286,000
Oasis Petroleum Incorporated†«	1,073,000	32,973,290
Pioneer Natural Resources Company	791,000	80,863,930
Southwestern Energy Company†	574,000	25,175,640
Whiting Petroleum Corporation†	422,000	29,329,000
		351,280,530

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GROWTH FUND

Security Name	Shares	Value
Financials: 5.00%
Capital Markets: 2.96%
Charles Schwab Corporation	105,000	$1,922,550
Financial Engines Incorporated†«	1,430,000	40,654,900
Goldman Sachs Group Incorporated	15,000	2,265,150
LPL Investment Holdings Incorporated†«	659,007	24,172,377
TD Ameritrade Holding Corporation	3,195,000	68,820,300
		137,835,277

Consumer Finance: 0.95%
American Express Company	360,000	17,668,800
MasterCard Incorporated	97,000	26,761,330
		44,430,130

Diversified Financial Services: 1.09%
CME Group Incorporated	172,000	50,872,440

Health Care: 11.21%
Biotechnology: 2.46%
Alexion Pharmaceuticals Incorporated†	1,059,000	102,606,510
Vertex Pharmaceuticals Incorporated†«	225,000	12,379,500
		114,986,010

Health Care Equipment & Supplies: 4.23%
DexCom Incorporated†«	607,000	10,106,550
Heartware International Incorporated†«	90,000	6,714,900
Intuitive Surgical Incorporated†«	142,000	49,657,400
Masimo Corporation«	125,000	4,348,750
NxStage Medical Incorporated†«	730,000	17,987,200
St. Jude Medical Incorporated	1,827,000	97,634,880
Volcano Corporation†«	410,000	10,930,600
		197,380,280

Health Care Providers & Services: 0.34%
Express Scripts Incorporated†	277,000	15,716,980

Life Sciences Tools & Services: 1.66%
Mettler-Toledo International Incorporated†«	414,000	77,583,600

Pharmaceuticals: 2.52%
Allergan Incorporated	309,000	24,584,040
Shire plc ADR«	685,000	63,848,850
Watson Pharmaceuticals Incorporated†	467,000	28,963,340
		117,396,230

Industrials: 7.68%
Aerospace & Defense: 0.74%
United Technologies Corporation	384,000	34,398,720

Air Freight & Logistics: 0.44%
FedEx Corporation	216,000	20,664,720

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GROWTH FUND

Security Name	Shares	Value
Electrical Equipment: 2.02%
ABB Limited ADR	408,000	$11,215,920
Emerson Electric Company	810,000	49,215,600
Polypore International Incorporated†«	546,000	33,726,420
		94,157,940

Machinery: 1.81%
Danaher Corporation	835,000	46,125,400
Joy Global Incorporated«	379,000	38,260,050
		84,385,450

Road & Rail: 2.67%
Kansas City Southern†	670,000	38,933,700
Norfolk Southern Corporation	465,000	34,726,200
Union Pacific Corporation	493,000	51,010,710
		124,670,610

Information Technology: 37.46%
Communications Equipment: 2.76%
Aruba Networks Incorporated†«	894,035	32,122,678
F5 Networks Incorporated†	445,000	45,105,200
Juniper Networks Incorporated†	405,000	15,523,650
QUALCOMM Incorporated	497,000	28,249,480
Riverbed Technology Incorporated†	225,000	7,906,500
		128,907,508

Computers & Peripherals: 7.73%
Apple Incorporated†	703,000	244,805,690
EMC Corporation†	2,846,000	80,655,640
NetApp Incorporated†	680,000	35,346,400
		360,807,730

Electronic Equipment & Instruments: 1.80%
Agilent Technologies Incorporated†	1,680,000	83,848,800

Internet Software & Services: 7.63%
Akamai Technologies Incorporated†	1,085,000	37,367,400
Baidu.com Incorporated ADR†	198,000	29,406,960
Google Incorporated Class A†	115,000	62,571,500
LoopNet Incorporated†	1,421,600	26,413,328
MercadLibre Incorporated«	166,000	15,172,400
QuinStreet Incorporated†«	650,000	11,752,000
Rackspace Hosting Incorporated†«	985,000	45,497,150
VistaPrint NV†«	1,058,000	57,555,200
WebMD Health Corporation†«	1,210,000	70,022,700
		355,758,638

IT Services: 3.46%
Alliance Data Systems Corporation†«	566,000	53,770,000
Cognizant Technology Solutions Corporation Class A†	931,000	77,179,900
VeriFone Holdings Incorporated†«	553,000	30,315,460
		161,265,360

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GROWTH FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment: 4.92%
Analog Devices Incorporated			225,000	$9,069,750
Avago Technologies Limited			800,000	26,768,000
Broadcom Corporation Class A			142,000	4,995,560
Cavium Networks Incorporated†«			555,000	26,207,100
First Solar Incorporated†«			30,000	4,187,100
Maxim Integrated Products Incorporated			909,000	24,852,060
Microchip Technology Incorporated«			1,371,000	56,265,840
NetLogic Microsystems Incorporated†«			1,057,000	45,588,410
Silicon Laboratories Incorporated†«			725,000	31,595,500
				229,529,320

Software: 9.16%
Ariba Incorporated†			1,280,000	44,505,600
Check Point Software Technologies Limited†«			350,000	19,225,500
Citrix Systems Incorporated†			516,000	43,519,440
Concur Technologies Incorporated†«			156,000	9,027,720
Fortinet Incorporated†«			1,247,000	60,728,900
PROS Holdings Incorporated†			55,000	862,400
RealPage Incorporated†			1,542,000	49,189,800
Red Hat Incorporated†			1,013,000	48,087,110
Salesforce.com Incorporated†			186,000	25,779,600
SuccessFactors Incorporated†«			1,526,000	52,906,420
Ultimate Software Group Incorporated†«			495,000	27,720,000
VanceInfo Technologies Incorporated ADR†«			500,000	16,080,000
Velti plc†			1,625,000	29,932,500
				427,564,990

Materials: 3.72%
Chemicals: 3.72%
Air Products & Chemicals Incorporated			525,000	50,148,000
Praxair Incorporated			1,160,000	123,447,200
				173,595,200

Telecommunication Services: 2.26%
Wireless Telecommunication Services: 2.26%
NII Holdings Incorporated†			2,535,000	105,405,300

Total Common Stocks (Cost $3,312,646,907)				4,540,263,612

Short-Term Investments: 20.79%

	Interest Rate	Maturity Date	Principal
Corporate Bonds amd Notes: 0.14%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$5,805,672	2,499,922
VFNC Corporation(a)††(i)(v)	0.25	09/29/2011	7,001,578	4,130,931
				6,630,853

	Yield		Shares
Investment Companies: 20.65%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09		139,362,257	139,362,257

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

GROWTH FUND

Security Name		Yield	Shares	Value
Investment Companies: (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20%	823,942,207	$823,942,207
				963,304,464

Total Short-Term Investments (Cost $966,598,897)				969,935,317

Total Investments in Securities (Cost $4,279,245,804)*	118.12%			5,510,198,929
Other Assets and Liabilities, Net	(18.12)			(845,259,575)

Total Net Assets	100.00%			$4,664,939,354

†	Non-income earning security.
«	All or a portion of this security is on loan.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,282,413,435 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,236,703,021
Gross unrealized depreciation	(8,917,527)

Net unrealized appreciation	$1,227,785,494

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

Security Name	Shares	Value
Common Stocks: 98.30%
Consumer Discretionary: 20.62%
Auto Components: 1.14%
Johnson Controls Incorporated	97,000	$3,977,000

Hotels, Restaurants & Leisure: 4.85%
Arcos Dorados Holdings Incorporated†	21,774	479,681
Carnival Corporation	20,000	761,400
McDonald’s Corporation	65,000	5,090,150
Starbucks Corporation	130,000	4,704,700
Wynn Resorts Limited	40,000	5,886,000
		16,921,931

Internet & Catalog Retail: 5.27%
Amazon.com Incorporated†	43,000	8,449,500
Netflix Incorporated†	11,000	2,559,370
Priceline.com Incorporated†	13,500	7,384,635
		18,393,505

Media: 1.42%
Walt Disney Company	115,000	4,956,500

Multiline Retail: 2.47%
Dollar Tree Incorporated†	90,000	5,175,000
Target Corporation	70,000	3,437,000
		8,612,000

Specialty Retail: 3.40%
CarMax Incorporated†«	149,000	5,170,300
Ctrip.com International Limited ADR†«	95,000	4,628,400
O’Reilly Automotive Incorporated†	35,000	2,067,100
		11,865,800

Textiles, Apparel & Luxury Goods: 2.07%
Coach Incorporated	63,000	3,768,030
Nike Incorporated Class B	42,000	3,457,440
		7,225,470

Consumer Staples: 0.86%
Food & Staples Retailing: 0.86%
Whole Foods Market Incorporated«	48,000	3,012,480

Energy: 8.20%
Energy Equipment & Services: 3.36%
National Oilwell Varco Incorporated	65,000	4,984,850
Schlumberger Limited	75,000	6,731,250
		11,716,100

Oil, Gas & Consumable Fuels: 4.84%
Apache Corporation	25,000	3,334,250
Continental Resources Incorporated†«	42,000	2,884,560
Occidental Petroleum Corporation	45,000	5,143,050

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company«	35,000	$3,578,050
Southwestern Energy Company†	45,000	1,973,700
		16,913,610

Financials: 4.58%
Capital Markets: 2.40%
Ameriprise Financial Incorporated	55,000	3,413,300
TD Ameritrade Holding Corporation	230,000	4,954,200
		8,367,500

Consumer Finance: 0.87%
MasterCard Incorporated	11,000	3,034,790

Diversified Financial Services: 1.31%
CME Group Incorporated	15,500	4,584,435

Health Care: 11.87%
Biotechnology: 2.37%
Alexion Pharmaceuticals Incorporated†«	74,000	7,169,860
Vertex Pharmaceuticals Incorporated†«	20,000	1,100,400
		8,270,260

Health Care Equipment & Supplies: 3.35%
Intuitive Surgical Incorporated†«	11,000	3,846,700
St. Jude Medical Incorporated	147,000	7,855,680
		11,702,380

Health Care Providers & Services: 2.82%
AmerisourceBergen Corporation	116,000	4,714,240
Express Scripts Incorporated†	90,000	5,106,600
		9,820,840

Pharmaceuticals: 3.33%
Allergan Incorporated«	64,000	5,091,840
Shire plc ADR	70,000	6,524,700
		11,616,540

Industrials: 11.79%
Aerospace & Defense: 1.44%
United Technologies Corporation	56,000	5,016,480

Air Freight & Logistics: 1.08%
C.H. Robinson Worldwide Incorporated«	47,000	3,768,460

Electrical Equipment: 3.02%
ABB Limited ADR	70,000	1,924,300
Emerson Electric Company	142,000	8,627,920
		10,552,220

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

Security Name	Shares	Value
Machinery: 3.58%
Caterpillar Incorporated	33,000	$3,808,530
Danaher Corporation	75,000	4,143,000
Joy Global Incorporated«	45,000	4,542,750
		12,494,280

Road & Rail: 2.67%
Norfolk Southern Corporation	50,000	3,734,000
Union Pacific Corporation	54,000	5,587,380
		9,321,380

Information Technology: 34.06%
Communications Equipment: 4.27%
F5 Networks Incorporated†	22,000	2,229,920
Juniper Networks Incorporated†«	65,000	2,491,450
QUALCOMM Incorporated	148,000	8,412,320
Riverbed Technology Incorporated†	50,000	1,757,000
		14,890,690

Computers & Peripherals: 8.43%
Apple Incorporated†	60,500	21,067,915
EMC Corporation†	225,000	6,376,500
NetApp Incorporated†	38,000	1,975,240
		29,419,655

Electronic Equipment & Instruments: 1.87%
Agilent Technologies Incorporated†«	131,000	6,538,210

Internet Software & Services: 2.74%
Akamai Technologies Incorporated†	57,000	1,963,080
Google Incorporated Class A†	14,000	7,617,400
		9,580,480

IT Services: 4.37%
Accenture plc	100,000	5,713,000
Cognizant Technology Solutions Corporation Class A†	115,000	9,533,500
		15,246,500

Semiconductors & Semiconductor Equipment: 4.88%
Analog Devices Incorporated	86,000	3,466,660
Avago Technologies Limited	50,000	1,673,000
Broadcom Corporation Class A	34,000	1,196,120
Microchip Technology Incorporated«	145,000	5,950,800
NetLogic Microsystems Incorporated†«	110,000	4,744,300
		17,030,880

Software: 7.50%
Check Point Software Technologies Limited†«	95,000	5,218,350
Citrix Systems Incorporated†	48,000	4,048,320
Intuit Incorporated†«	48,000	2,666,880
Red Hat Incorporated†	107,000	5,079,290
Salesforce.com Incorporated†«	44,000	6,098,400

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

Security Name				Shares	Value
Software (continued)
VMware Incorporated†«				32,000	$3,053,760
					26,165,000

Materials: 4.39%
Chemicals: 4.39%
Air Products & Chemicals Incorporated				34,000	3,247,680
Ecolab Incorporated				33,000	1,741,080
Praxair Incorporated				97,000	10,322,740
					15,311,500

Telecommunication Services: 1.93%
Wireless Telecommunication Services: 1.93%
NII Holdings Incorporated†				162,000	6,735,960

Total Common Stocks (Cost $254,885,148)					343,062,836

Short-Term Investments: 19.13%

		Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 0.43%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$1,320,670	568,681
VFNC Corporation(a)††(i)(v)±		0.25	09/29/2011	1,592,714	939,701
					1,508,382

		Yield		Shares
Investment Companies: 18.70%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09		3,183,838	3,183,838
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.20		62,054,723	62,054,723
					65,238,561

Total Short-Term Investments (Cost $65,987,976)					66,746,943

Total Investments in Securities (Cost $320,873,124)*	117.43%				409,809,779
Other Assets and Liabilities, Net	(17.43)				(60,814,733)

Total Net Assets	100.00%				$348,995,046

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

*	Cost for federal income tax purposes is $321,150,303 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$90,467,006
Gross unrealized depreciation	(1,807,530)

Net unrealized appreciation	$88,659,476

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

OMEGA GROWTH FUND

Security Name	Shares	Value
Common Stocks: 99.01%
Consumer Discretionary: 15.54%
Auto Components: 4.94%
BorgWarner Incorporated†«	129,300	$9,987,132
Johnson Controls Incorporated	243,100	9,967,100
TRW Automotive Holdings Corporation†	134,415	7,669,720
WABCO Holdings Incorporated†	153,000	11,299,050
		38,923,002

Automobiles: 0.71%
Daimler AG«	72,280	5,554,718

Hotels, Restaurants & Leisure: 1.26%
Starbucks Corporation	274,720	9,942,117

Household Durables: 1.08%
Tempur-Pedic International Incorporated†	135,700	8,519,246

Internet & Catalog Retail: 3.80%
Amazon.com Incorporated†	73,900	14,521,350
Priceline.com Incorporated†	28,200	15,425,682
		29,947,032

Media: 1.15%
National CineMedia Incorporated	519,212	9,055,057

Multiline Retail: 0.19%
Macy’s Incorporated	60,714	1,451,672

Specialty Retail: 2.41%
Dick’s Sporting Goods Incorporated†	273,500	11,194,355
Williams-Sonoma Incorporated	179,000	7,770,390
		18,964,745

Energy: 10.72%
Energy Equipment & Services: 4.17%
Complete Production Services Incorporated†«	227,000	7,704,380
Halliburton Company	301,600	15,224,768
Oil States International Incorporated†	119,500	9,919,695
		32,848,843

Oil, Gas & Consumable Fuels: 6.55%
Brigham Exploration Company†«	314,300	10,538,479
Concho Resources Incorporated†	80,019	8,550,030
Newfield Exploration Company†	195,214	13,821,151
Pioneer Natural Resources Company	104,900	10,723,927
SandRidge Energy Incorporated†«	645,700	7,980,852
		51,614,439

Financials: 4.82%
Capital Markets: 2.34%
Invesco Limited	290,900	7,234,683
LPL Investment Holdings Incorporated†	48,802	1,790,057

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

OMEGA GROWTH FUND

Security Name	Shares	Value
Capital Markets (continued)
TD Ameritrade Holding Corporation	437,500	$9,423,750
		18,448,490

Commercial Banks: 0.91%
Itau Unibanco Holding SA	301,200	7,153,500

Consumer Finance: 1.57%
MasterCard Incorporated	44,700	12,332,283

Health Care: 12.34%
Biotechnology: 1.39%
Alexion Pharmaceuticals Incorporated†	112,825	10,931,614

Health Care Equipment & Supplies: 4.41%
Alere Incorporated†«	248,600	9,233,004
Sirona Dental Systems Incorporated†«	168,407	9,610,987
Varian Medical Systems Incorporated†«	113,500	7,967,700
Volcano Corporation†«	295,400	7,875,364
		34,687,055

Health Care Providers & Services: 4.32%
Express Scripts Incorporated†	188,300	10,684,142
Healthspring Incorporated†	328,046	13,610,629
Laboratory Corporation of America Holdings†	100,900	9,733,823
		34,028,594

Health Care Technology: 1.62%
Cerner Corporation†«	106,200	12,763,116

Life Sciences Tools & Services: 0.60%
Bruker BioSciences Corporation†«	239,900	4,735,626

Industrials: 21.00%
Aerospace & Defense: 4.30%
Embraer SA ADR«	290,900	9,448,432
Precision Castparts Corporation	66,000	10,198,320
Transdigm Group Incorporated†	170,600	14,210,980
		33,857,732

Electrical Equipment: 2.44%
EnerSys†	198,400	7,517,376
TE Connectivity Limited	325,100	11,654,835
		19,172,211

Machinery: 6.47%
AGCO Corporation†	238,100	13,709,798
Cummins Incorporated	101,105	12,150,799
Eaton Corporation	217,600	11,648,128
Parker Hannifin Corporation	142,300	13,421,736
		50,930,461

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

OMEGA GROWTH FUND

Security Name	Shares	Value
Professional Services: 1.63%
Manpower Incorporated	194,300	$12,872,375

Road & Rail: 4.33%
Hertz Global Holdings Incorporated†«	964,800	16,604,208
Kansas City Southern†	301,100	17,496,921
		34,101,129

Trading Companies & Distributors: 1.83%
Wesco International Incorporated†«	232,600	14,409,570

Information Technology: 30.59%
Communications Equipment: 5.10%
Acme Packet Incorporated†	100,500	8,302,305
Ciena Corporation†	322,600	9,110,224
Finisar Corporation†«	283,666	7,968,178
Juniper Networks Incorporated†«	253,500	9,716,655
LogMeIn Incorporated†«	118,463	5,102,201
		40,199,563

Computers & Peripherals: 6.64%
Apple Incorporated†	113,400	39,489,282
EMC Corporation†	450,200	12,758,668
		52,247,950

IT Services: 1.46%
Gartner Incorporated†	267,426	11,475,250

Semiconductors & Semiconductor Equipment: 4.34%
Atmel Corporation†	578,200	8,846,460
Micron Technology Incorporated†	879,500	9,929,555
NetLogic Microsystems Incorporated†	357,681	15,426,782
		34,202,797

Software: 13.05%
Citrix Systems Incorporated†	148,300	12,507,622
Concur Technologies Incorporated†«	146,900	8,501,103
Oracle Corporation	558,200	20,123,110
QLIK Technologies Incorporated†	419,800	13,458,788
Reald Incorporated†«	261,267	7,597,644
Red Hat Incorporated†	230,900	10,960,823
Salesforce.com Incorporated†«	79,000	10,949,400
SuccessFactors Incorporated†«	137,307	4,760,434
TIBCO Software Incorporated†«	464,400	13,927,356
		102,786,280

Materials: 2.89%
Chemicals: 1.59%
Airgas Incorporated	181,000	12,570,450

Containers & Packaging: 1.30%
Crown Holdings Incorporated†	273,400	10,225,160

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

OMEGA GROWTH FUND

Security Name			Shares	Value
Telecommunication Services: 1.11%
Wireless Telecommunication Services: 1.11%
American Tower Corporation Class A†			166,900	$8,730,539

Total Common Stocks (Cost $607,871,607)				779,682,616

Short-Term Investments: 17.97%
		Yield
Investment Companies: 17.97%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.09%	13,479,698	13,479,698
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)		0.20	128,004,889	128,004,889
Total Short-Term Investments (Cost $141,484,587)				141,484,587

Total Investments in Securities (Cost $749,356,194)*	116.98%			921,167,203
Other Assets and Liabilities, Net	(16.98)			(133,720,002)

Total Net Assets	100.00%			$787,447,201

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $749,561,526 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$172,684,064
Gross unrealized depreciation	(1,078,387)

Net unrealized appreciation	$171,605,677

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

Security Name	Shares	Value
Common Stocks: 98.32%
Consumer Discretionary: 20.89%
Auto Components: 1.15%
Johnson Controls Incorporated	235,000	$9,635,000

Hotels, Restaurants & Leisure: 6.08%
Arcos Dorados Holdings Incorporated†	52,218	1,150,363
Carnival Corporation	45,000	1,713,150
Ctrip.com International Limited ADR†	221,400	10,786,608
McDonald’s Corporation	155,000	12,138,050
Starbucks Corporation	310,000	11,218,900
Wynn Resorts Limited«	95,000	13,979,250
		50,986,321

Internet & Catalog Retail: 5.19%
Amazon.com Incorporated†	105,000	20,632,500
Netflix Incorporated†«	26,200	6,095,954
Priceline.com Incorporated†	30,700	16,793,207
		43,521,661

Media: 1.41%
Walt Disney Company	275,000	11,852,500

Multiline Retail: 2.51%
Dollar Tree Incorporated†	225,000	12,937,500
Target Corporation	165,000	8,101,500
		21,039,000

Specialty Retail: 2.40%
CarMax Incorporated†«	357,100	12,391,370
Lowe’s Companies Incorporated	80,000	2,100,000
O’Reilly Automotive Incorporated†	95,000	5,610,700
		20,102,070

Textiles, Apparel & Luxury Goods: 2.15%
Coach Incorporated	150,000	8,971,500
Nike Incorporated Class B	110,000	9,055,200
		18,026,700

Consumer Staples: 0.86%
Food & Staples Retailing: 0.86%
Whole Foods Market Incorporated	114,100	7,160,916

Energy: 8.27%
Energy Equipment & Services: 3.45%
National Oilwell Varco Incorporated	155,000	11,886,950
Schlumberger Limited	190,000	17,052,500
		28,939,450

Oil, Gas & Consumable Fuels: 4.82%
Apache Corporation	60,000	8,002,200
Continental Resources Incorporated†«	100,000	6,868,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	108,000	$12,343,320
Pioneer Natural Resources Company«	82,000	8,382,860
Southwestern Energy Company†	110,000	4,824,600
		40,420,980

Financials: 4.58%
Capital Markets: 2.37%
Ameriprise Financial Incorporated	130,000	8,067,800
TD Ameritrade Holding Corporation	545,500	11,750,070
		19,817,870

Consumer Finance: 0.89%
MasterCard Incorporated	27,000	7,449,030

Diversified Financial Services: 1.32%
CME Group Incorporated	37,500	11,091,375

Health Care: 11.68%
Biotechnology: 2.38%
Alexion Pharmaceuticals Incorporated†	178,000	17,246,420
Vertex Pharmaceuticals Incorporated†«	50,000	2,751,000
		19,997,420

Health Care Equipment & Supplies: 3.30%
Intuitive Surgical Incorporated†«	26,000	9,092,200
St. Jude Medical Incorporated	347,900	18,591,776
		27,683,976

Health Care Providers & Services: 2.79%
AmerisourceBergen Corporation	275,800	11,208,512
Express Scripts Incorporated†	215,000	12,199,100
		23,407,612

Pharmaceuticals: 3.21%
Allergan Incorporated«	150,700	11,989,692
Shire plc ADR	159,900	14,904,279
		26,893,971

Industrials: 11.92%
Aerospace & Defense: 1.44%
United Technologies Corporation	135,000	12,093,300

Air Freight & Logistics: 1.10%
C.H. Robinson Worldwide Incorporated«	115,000	9,220,700

Electrical Equipment: 3.00%
ABB Limited ADR	165,000	4,535,850
Emerson Electric Company	340,000	20,658,400
		25,194,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

Security Name	Shares	Value
Machinery: 3.71%
Caterpillar Incorporated	85,000	$9,809,850
Danaher Corporation	185,000	10,219,400
Joy Global Incorporated«	110,000	11,104,500
		31,133,750

Road & Rail: 2.67%
Norfolk Southern Corporation	119,200	8,901,856
Union Pacific Corporation	130,000	13,451,100
		22,352,956

Information Technology: 33.79%
Communications Equipment: 4.32%
F5 Networks Incorporated†	55,000	5,574,800
Juniper Networks Incorporated†	160,000	6,132,800
QUALCOMM Incorporated	355,000	20,178,200
Riverbed Technology Incorporated†	125,000	4,392,500
		36,278,300

Computers & Peripherals: 8.46%
Apple Incorporated†	145,000	50,493,350
EMC Corporation†	556,600	15,774,044
NetApp Incorporated†	90,000	4,678,200
		70,945,594

Electronic Equipment & Instruments: 1.86%
Agilent Technologies Incorporated†«	312,000	15,571,920

Internet Software & Services: 2.76%
Akamai Technologies Incorporated†	135,000	4,649,400
Google Incorporated Class A†	34,000	18,499,400
		23,148,800

IT Services: 4.27%
Accenture plc	240,700	13,751,191
Cognizant Technology Solutions Corporation Class A†	266,100	22,059,690
		35,810,881

Semiconductors & Semiconductor Equipment: 4.76%
Analog Devices Incorporated	203,500	8,203,085
Avago Technologies Limited	115,000	3,847,900
Broadcom Corporation Class A	82,600	2,905,868
Microchip Technology Incorporated«	340,000	13,953,600
NetLogic Microsystems Incorporated†«	255,000	10,998,150
		39,908,603

Software: 7.36%
Check Point Software Technologies Limited†«	225,000	12,359,250
Citrix Systems Incorporated†	105,000	8,855,700
Intuit Incorporated†«	120,000	6,667,200
Red Hat Incorporated†	255,000	12,104,850
Salesforce.com Incorporated†«	105,000	14,553,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

Security Name				Shares	Value
Software (continued)
VMware Incorporated†				75,000	$7,157,250
					61,697,250

Materials: 4.43%
Chemicals: 4.43%
Air Products & Chemicals Incorporated				80,400	7,679,808
Ecolab Incorporated				80,000	4,220,800
Praxair Incorporated				237,400	25,264,108
					37,164,716

Telecommunication Services: 1.90%
Wireless Telecommunication Services: 1.90%
NII Holdings Incorporated†				383,600	15,950,087

Total Common Stocks (Cost $584,139,951)					824,496,959

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 13.68%
Corporate Bonds and Notes: 0.19%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$1,437,050	618,794
VFNC Corporation(a)††(i)(v)±		0.25	09/29/2011	1,733,067	1,022,510
					1,641,304

		Yield		Shares
Investment Companies: 13.49%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.09		9,647,568	9,647,568
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.20		103,447,836	103,447,836
					113,095,404

Total Short-Term Investments (Cost $113,910,859)					114,736,708

Total Investments in Securities (Cost $698,050,810)*	112.00%				939,233,667
Other Assets and Liabilities, Net	(12.00)				(100,609,260)

Total Net Assets	100.00%				$838,624,407

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

*	Cost for federal income tax purposes is $698,243,829 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$242,980,295
Gross unrealized depreciation	(1,990,457)

Net unrealized appreciation	$240,989,838

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

Security Name	Shares	Value
Common Stocks: 96.29%
Consumer Discretionary: 17.59%
Auto Components: 0.94%
Autoliv Incorporated«	67,325	$5,394,752

Automobiles: 2.47%
Ford Motor Company†	914,050	14,140,354

Hotels, Restaurants & Leisure: 4.85%
Cheesecake Factory Incorporated«†	203,025	5,972,996
Las Vegas Sands Corporation†	232,500	10,929,825
Starbucks Corporation	301,925	10,926,666
		27,829,487

Internet & Catalog Retail: 2.76%
Amazon.com Incorporated«†	48,700	9,569,550
Priceline.com Incorporated†	11,475	6,276,940
		15,846,490

Media: 1.50%
CBS Corporation Class B	341,000	8,600,020

Multiline Retail: 1.06%
NU Skin Enterprises Incorporated Class A«	188,875	6,060,999

Specialty Retail: 4.01%
Abercrombie & Fitch Company Class A«	107,100	7,582,680
Dick’s Sporting Goods Incorporated†	196,125	8,027,396
Tiffany & Company«	106,450	7,391,888
		23,001,964

Consumer Staples: 2.94%
Tobacco: 2.94%
Philip Morris International Incorporated	242,522	16,840,728

Energy: 11.17%
Energy Equipment & Services: 5.93%
National Oilwell Varco Incorporated	105,575	8,096,547
Rowan Companies Incorporated†	211,475	8,818,508
Schlumberger Limited	190,175	17,068,206
		33,983,261

Oil, Gas & Consumable Fuels: 5.24%
Apache Corporation	74,050	9,876,049
ConocoPhillips	145,800	11,507,994
Hess Corporation	100,975	8,679,811
		30,063,854

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

Security Name	Shares	Value
Financials: 9.98%
Commercial Banks: 2.36%
Comerica Incorporated	116,650	$4,424,535
US Bancorp	352,775	9,108,651
		13,533,186

Consumer Finance: 2.01%
Visa Incorporated Class A	147,650	11,534,418

Diversified Financial Services: 3.93%
American Express Company	270,600	13,281,048
JPMorgan Chase & Company	203,450	9,283,424
		22,564,472

Insurance: 1.68%
MetLife Incorporated	205,600	9,620,024

Health Care: 8.26%
Biotechnology: 1.98%
Celgene Corporation†	192,825	11,353,536

Health Care Providers & Services: 1.87%
Express Scripts Incorporated†	188,750	10,709,675

Pharmaceuticals: 4.41%
Bristol-Myers Squibb Company«	292,675	8,224,168
Merck & Company Incorporated	258,900	9,307,455
Teva Pharmaceutical Industries Limited ADR	169,350	7,744,376
		25,275,999

Industrials: 13.42%
Aerospace & Defense: 3.19%
Goodrich Corporation	111,850	9,884,185
Honeywell International Incorporated	137,250	8,403,818
		18,288,003

Air Freight & Logistics: 3.20%
FedEx Corporation	58,550	5,601,479
United Parcel Service Incorporated Class B	170,000	12,744,900
		18,346,379

Industrial Conglomerates: 2.43%
General Electric Company	683,225	13,971,951

Machinery: 4.60%
Cummins Incorporated	51,175	6,150,212
Deere & Company	86,675	8,450,813
Eaton Corporation	72,950	3,905,014
Joy Global Incorporated«	48,475	4,893,551
SPX Corporation	34,325	2,967,396
		26,366,986

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

Security Name		Shares	Value
Information Technology: 30.90%
Communications Equipment: 6.56%
Acme Packet Incorporated«†		31,325	$2,587,758
Aruba Networks Incorporated«†		43,900	1,577,327
Finisar Corporation«†		114,250	3,209,283
JDS Uniphase Corporation†		300,400	6,260,336
QUALCOMM Incorporated		287,350	16,332,974
Riverbed Technology Incorporated«†		218,250	7,669,305
			37,636,983

Computers & Peripherals: 10.15%
Apple Incorporated†		97,515	33,957,648
EMC Corporation†		487,050	13,802,997
NetApp Incorporated«†		200,750	10,434,985
			58,195,630

Electronic Equipment & Instruments: 1.53%
Agilent Technologies Incorporated«†		175,450	8,756,710

Internet Software & Services: 3.44%
Google Incorporated Class A†		36,324	19,763,888

Semiconductors & Semiconductor Equipment: 0.50%
ARM Holdings plc ADR«		90,775	2,855,782

Software: 8.72%
Check Point Software Technologies Limited«†		154,325	8,477,072
Microsoft Corporation		111,025	2,888,871
Oracle Corporation		408,095	14,711,825
Red Hat Incorporated†		181,900	8,634,793
Salesforce.com Incorporated«†		57,350	7,948,710
SuccessFactors Incorporated«†		64,250	2,227,548
VMware Incorporated†		53,600	5,115,048
			50,003,867

Materials: 2.03%
Metals & Mining: 2.03%
Freeport-McMoRan Copper & Gold Incorporated Class B		211,650	11,647,091

Total Common Stocks (Cost $441,793,335)			552,186,489

Short-Term Investments: 15.97%

	Yield
Investment Companies: 15.97%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09%	24,072,359	24,072,359
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)	0.20	67,493,656	67,493,656
Total Short-Term Investments (Cost $91,566,015)			91,566,015

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

Total Investments in Securities (Cost $533,359,350)*	112.26%	$643,752,504
Other Assets and Liabilities, Net	(12.26)	(70,326,381)

Total Net Assets	100.00%	$573,426,123

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $536,133,118 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$112,291,457
Gross unrealized depreciation	(4,672,071)

Net unrealized appreciation	$107,619,386

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS APRIL 30, 2011 (UNAUDITED)

The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Funds will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Funds fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Funds’ former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing the Funds’ assets, which are carried at fair value, were as follows:

	Quoted Price	Significant Other Observable Inputs	Significant Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Capital Growth Fund
Equity securities
Common stocks	$1,549,214,707	$0	$0	$1,549,214,707
Short-term investments
Corporate bonds and notes	0	0	5,195,595	5,195,595
Investment companies	11,467,958	104,005,792	0	115,473,750

	$1,560,682,665	$104,005,792	$5,195,595	$1,669,884,052
Endeavor Select Fund
Equity securities
Common stocks	$1,358,425,073	$0	$0	$1,358,425,073
Short-term investments
Corporate bonds and notes	0	0	6,946,722	6,946,722
Investment companies	8,190,298	39,002,619	0	47,192,917

	$1,366,615,371	$39,002,619	$6,946,722	$1,412,564,712

Growth Fund
Equity securities
Common stocks	$4,540,263,612	$0	$0	$4,540,263,612
Short-term investments
Corporate bonds and notes	0	0	6,630,853	6,630,853
Investment companies	139,362,257	823,942,207	0	963,304,464

	$4,679,625,869	$823,942,207	$6,630,853	$5,510,198,929
Large Cap Growth Fund
Equity securities
Common stocks	$343,062,836	$0	$0	$343,062,836
Short-term investments
Corporate bonds and notes	0	0	1,508,382	1,508,382
Investment companies	3,183,838	62,054,723	0	65,238,561

	$346,246,674	$62,054,723	$1,508,382	$409,809,779
Omega Growth Fund
Equity securities
Common stocks	$779,682,616	$0	$0	$779,682,616
Short-term investments
Investment companies	13,479,698	128,004,889	0	141,484,587

	$793,162,314	$128,004,889	$0	$921,167,203
Premier Large Company Growth Fund
Equity securities
Common stocks	$824,496,959	$0	$0	$824,496,959
Short-term investments
Corporate bonds and notes	0	0	1,641,304	1,641,304
Investment companies	9,647,568	103,447,836	0	113,095,404

	$834,144,527	$103,447,836	$1,641,304	$939,233,667
Strategic Large Cap Growth Fund
Equity securities
Common stocks	$552,186,489	$0	$0	$552,186,489
Short-term investments
Investment companies	24,072,359	67,493,656	0	91,566,015

	$576,258,848	$67,493,656	$0	$643,752,504

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Capital Growth Fund	Endeavor Select Fund	Growth Fund	Large Cap Growth Fund	Premier Large Company Growth Fund
Corporate bonds and notes
Balance as of July 31, 2010	$5,674,630	$7,587,211	$7,242,219	$1,647,455	$1,792,632
Realized gains (losses)	0	0	0	0	0
Change in unrealized gains (losses)	1,076,811	1,439,741	1,374,275	312,619	340,168
Purchases	0	0	0	0	0
Sales	(1,555,846)	(2,080,230)	(1,985,641)	(451,692)	(491,496)
Transfer into Level 3	0	0	0	0	0
Transfer out of Level 3	0	0	0	0	0

Balance as of April 30, 2011	$5,195,595	$6,946,722	$6,630,853	$1,508,382	$1,641,304
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$311,971	$417,118	$398,151	$90,571	$98,552

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

INDEX FUND

Security Name		Face/Share Amount	Value
Investment in Affiliated Master Portfolio: 100.01%
Wells Fargo Advantage Index Portfolio		N/A	$2,366,745,474
Total Investment in Affiliated Master Portfolio (Cost $1,666,890,992)			2,366,745,474

Total Investments in Securities (Cost $1,666,890,992)*	100.01%		2,366,745,474
Other Assets and Liabilities, Net	(0.01)		(269,450)

Total Net Assets	100.00%		$2,366,476,024

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUND — INDEX FUND

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, all of the investments of the Fund were in an Affiliated Master Portfolio which was carried at fair value and designated as a Level 2 input.

1 | Page

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.41%
Consumer Discretionary: 11.52%
Hotels, Restaurants & Leisure: 2.27%
Starbucks Corporation	4,777	$172,880

Internet & Catalog Retail: 1.33%
Expedia Incorporated	4,043	101,196

Media: 1.78%
Walt Disney Company	3,154	135,937

Multiline Retail: 1.57%
Nordstrom Incorporated	2,510	119,351

Specialty Retail: 4.57%
Home Depot Incorporated	5,059	187,891
TJX Companies Incorporated	3,000	160,860
		348,751

Consumer Staples: 7.03%
Food & Staples Retailing: 2.24%
Costco Wholesale Corporation	2,109	170,660

Food Products: 2.63%
General Mills Incorporated	5,194	200,385

Household Products: 2.16%
Procter & Gamble Company	2,536	164,586

Energy: 12.22%
Energy Equipment & Services: 4.24%
Cameron International Corporation†	3,196	168,493
Noble Corporation	3,600	154,836
		323,329

Oil, Gas & Consumable Fuels: 7.98%
Apache Corporation	1,541	205,523
Noble Energy Incorporated	1,855	178,581
Statoil ASA ADR	7,650	224,222
		608,326

Financials: 16.73%
Capital Markets: 1.75%
Franklin Resources Incorporated	1,035	133,639

Commercial Banks: 5.68%
PNC Financial Services Group Incorporated	3,016	188,017
Toronto-Dominion Bank ADR	1,351	117,037
US Bancorp	4,942	127,602
		432,656

Consumer Finance: 3.13%
Capital One Financial Corporation	4,359	238,568

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

Security Name	Shares	Value
Diversified Financial Services: 1.75%
JPMorgan Chase & Company	2,924	$133,422

Insurance: 4.42%
ACE Limited	2,341	157,432
Prudential Financial Incorporated	2,824	179,098
		336,530

Health Care: 12.16%
Health Care Equipment & Supplies: 4.08%
Becton Dickinson & Company	1,900	163,286
Stryker Corporation	2,500	147,500
		310,786

Health Care Providers & Services: 2.49%
Laboratory Corporation of America Holdings†	1,972	190,239

Pharmaceuticals: 5.59%
Johnson & Johnson	3,057	200,906
Novartis AG ADR	1,622	95,974
Pfizer Incorporated	6,169	129,302
		426,182

Industrials: 11.89%
Air Freight & Logistics: 1.97%
United Parcel Service Incorporated Class B	1,997	149,715

Electrical Equipment: 3.19%
Emerson Electric Company	4,004	243,283

Industrial Conglomerates: 1.84%
3M Company	1,439	139,885

Professional Services: 1.97%
Manpower Incorporated	2,270	150,388

Road & Rail: 2.92%
Norfolk Southern Corporation	2,984	222,845

Information Technology: 17.98%
Communications Equipment: 3.86%
Cisco Systems Incorporated	6,388	112,173
QUALCOMM Incorporated	3,211	182,513
		294,686

Computers & Peripherals: 2.92%
EMC Corporation†	7,846	222,356

Electronic Equipment & Instruments: 1.47%
Corning Incorporated	5,359	112,217

Internet Software & Services: 2.93%
Google Incorporated Class A†	411	223,625

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND	PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

Security Name			Shares	Value
IT Services: 2.59%
Accenture plc			3,453	$197,270

Semiconductors & Semiconductor Equipment: 1.62%
Texas Instruments Incorporated			3,471	123,325

Software: 2.59%
Microsoft Corporation			7,579	197,206

Materials: 4.59%
Chemicals: 3.03%
Lubrizol Corporation			898	120,799
Potash Corporation of Saskatchewan			1,950	109,941
				230,740

Metals & Mining: 1.56%
Nucor Corporation			2,529	118,762

Telecommunication Services: 2.18%
Wireless Telecommunication Services: 2.18%
Vodafone Group plc ADR			5,699	165,955

Utilities: 2.11%
Electric Utilities: 0.77%
Consolidated Edison Incorporated			1,136	59,208

Gas Utilities: 1.34%
AGL Resources Incorporated			1,101	45,703
UGI Corporation			1,689	56,244
				101,947

Total Common Stocks (Cost $6,215,016)				7,500,836

Short-Term Investments: 4.58%

		Yield
Investment Companies: 4.58%
Wells Fargo Advantage Government Money Market Fund(l)(u)		0.01%	349,124	349,124

Total Short-Term Investments (Cost $349,124)				349,124
Total Investments in Securities (Cost $6,564,140)*	102.99%			7,849,960
Other Assets and Liabilities, Net	(2.99)			(228,256)

Total Net Assets	100.00%			$7,621,704

†	Non-income earning securities.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,571,570 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,316,858
Gross unrealized depreciation	(38,468)

Net unrealized appreciation	$1,278,390

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2011 (UNAUDITED)

The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$7,500,836	$0	$0	$7,500,836
Short-term investments
Investment companies	349,124	0	0	349,124

	$7,849,960	$0	$0	$7,849,960

For the nine months ended April 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President
Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President
Date:	June 28, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer
Date:	June 28, 2011